UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 500
King of Prussia, PA 19406
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Destinations Large Cap Equity Fund
Class I - DLCFX

Destinations Large Cap Equity Fund
Class Z - DLCZX

Destinations Small-Mid Cap Equity Fund
Class I - DSMFX

Destinations Small-Mid Cap Equity Fund
Class Z - DSMZX

Destinations International Equity Fund
Class I - DIEFX

Destinations International Equity Fund
Class Z - DIEZX

Destinations Equity Income Fund
Class I - DGEFX

Destinations Equity Income Fund
Class Z - DGEZX

Destinations Core Fixed Income Fund
Class I - DCFFX

Destinations Core Fixed Income Fund
Class Z - DCFZX

Destinations Low Duration Fixed Income Fund
Class I - DLDFX

Destinations Low Duration Fixed Income Fund
Class Z - DLDZX

Destinations Global Fixed Income Opportunities Fund
Class I - DGFFX

Destinations Global Fixed Income Opportunities Fund
Class Z - DGFZX

Destinations Municipal Fixed Income Fund
Class I - DMFFX

Destinations Municipal Fixed Income Fund
Class Z - DMFZX

Destinations Multi Strategy Alternatives Fund
Class I - DMSFX

Destinations Multi Strategy Alternatives Fund
Class Z - DMSZX

Destinations Shelter Fund
Class I - DSHFX

Destinations Shelter Fund
Class Z - DSHZX

Destinations Real Assets Fund
Class I - DRAFX

Destinations Real Assets Fund
Class Z - DRAZX

Destinations Large Cap Equity Fund

Class I

DLCFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the Russell 1000 Index.

Table Summary
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886
Feb-26	$28,403	$33,001
Aug-26	$31,025	$36,993

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.50%	9.05%	12.68%
Russell 1000 Index	19.77%	12.10%	14.76%

Key Fund Statistics

Table Summary
Total Net Assets	$3,499,642,645
Number of Portfolio Holdings	318
Portfolio Turnover Rate	56%
Advisory Fees Paid	$10,427,435

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	91.2%
Exchange Traded Funds (ETFs)	7.1%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	29.6%
Communications	15.4%
Financial	13.0%
Consumer Non-cyclical	12.7%
Exchange Traded Funds (ETFs)	7.1%
Others	20.5%
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC01-I

Destinations Large Cap Equity Fund

Class Z

DLCZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the Russell 1000 Index.

Table Summary
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515
Feb-26	$23,494	$27,262
Aug-26	$25,676	$30,560

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.71%	9.24%	12.25%
Russell 1000 Index	19.77%	12.10%	14.65%

Key Fund Statistics

Table Summary
Total Net Assets	$3,499,642,645
Number of Portfolio Holdings	318
Portfolio Turnover Rate	56%
Advisory Fees Paid	$10,427,435

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	91.2%
Exchange Traded Funds (ETFs)	7.1%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	29.6%
Communications	15.4%
Financial	13.0%
Consumer Non-cyclical	12.7%
Exchange Traded Funds (ETFs)	7.1%
Others	20.5%
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC01-Z

Destinations Small-Mid Cap Equity Fund

Class I

DSMFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the Russell 2500 Index.

Table Summary
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146
Feb-26	$27,587	$23,621
Aug-26	$29,095	$26,547

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	24.36%Footnote Reference*	7.48%	11.92%
Russell 2500 Index	25.54%	7.87%	10.84%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.01%.

Key Fund Statistics

Table Summary
Total Net Assets	$703,559,675
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	80%
Advisory Fees Paid	$2,922,919

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.0%
Exchange Traded Funds (ETFs)	5.1%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Consumer Non-cyclical	22.5%
Financial	17.7%
Industrial	15.2%
Technology	11.0%
Exchange Traded Funds (ETFs)	5.1%
Others	25.6%
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC02-I

Destinations Small-Mid Cap Equity Fund

Class Z

DSMZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the Russell 2500 Index.

Table Summary
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421
Feb-26	$22,787	$19,460
Aug-26	$24,035	$21,870

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	24.54%Footnote Reference*	7.62%	11.35%
Russell 2500 Index	25.54%	7.87%	10.07%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.01%.

Key Fund Statistics

Table Summary
Total Net Assets	$703,559,675
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	80%
Advisory Fees Paid	$2,922,919

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.0%
Exchange Traded Funds (ETFs)	5.1%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Consumer Non-cyclical	22.5%
Financial	17.7%
Industrial	15.2%
Technology	11.0%
Exchange Traded Funds (ETFs)	5.1%
Others	25.6%
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC02-Z

Destinations International Equity Fund

Class I

DIEFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the FTSE All-World ex US Index.

Table Summary
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378
Feb-26	$21,457	$22,255
Aug-26	$22,669	$23,293

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	26.98%	6.60%	9.01%
FTSE All-World ex US Index	26.75%	9.35%	9.34%

Key Fund Statistics

Table Summary
Total Net Assets	$1,963,759,711
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%
Advisory Fees Paid	$7,792,332

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.7%
Industrial	18.0%
Consumer Non-cyclical	13.0%
Technology	12.3%
Exchange Traded Funds (ETFs)	5.0%
Others	28.0%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	15.0%
United Kingdom	10.1%
Canada	6.7%
United States	6.5%
Germany	5.6%
Others	54.1%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.6%
Exchange Traded Funds (ETFs)	5.0%
Preferred Stocks	0.4%
Right	0.0%Footnote Reference*
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC04-I

Destinations International Equity Fund

Class Z

DIEZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the FTSE All-World ex US Index.

Table Summary
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202
Feb-26	$18,881	$19,621
Aug-26	$19,962	$20,536

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	27.18%	6.77%	8.84%
FTSE All-World ex US Index	26.75%	9.35%	9.21%

Key Fund Statistics

Table Summary
Total Net Assets	$1,963,759,711
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%
Advisory Fees Paid	$7,792,332

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.7%
Industrial	18.0%
Consumer Non-cyclical	13.0%
Technology	12.3%
Exchange Traded Funds (ETFs)	5.0%
Others	28.0%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	15.0%
United Kingdom	10.1%
Canada	6.7%
United States	6.5%
Germany	5.6%
Others	54.1%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.6%
Exchange Traded Funds (ETFs)	5.0%
Preferred Stocks	0.4%
Right	0.0%Footnote Reference*
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC04-Z

Destinations Equity Income Fund

Class I

DGEFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the FTSE All World Developed Index and the FTSE All-World High Dividend Yield Index.

Table Summary
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226
Feb-26	$22,771	$28,336	$22,858
Aug-26	$23,448	$31,181	$24,139

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	18.52%	10.84%	9.40%
FTSE All World Developed Index	22.33%	11.41%	12.72%
FTSE All-World High Dividend Yield Index	25.55%	11.89%	9.74%

Key Fund Statistics

Table Summary
Total Net Assets	$513,689,060
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%
Advisory Fees Paid	$1,737,689

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	81.0%
Exchange Traded Funds (ETFs)	15.6%
Convertible Preferred Stocks	1.5%
Limited Partnership	0.5%
Short-Term Investments	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.6%
Consumer Non-cyclical	15.2%
Utilities	9.8%
Energy	8.7%
Exchange Traded Funds (ETFs)	15.6%
Others	27.7%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC03-I

Destinations Equity Income Fund

Class Z

DGEZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the FTSE All World Developed Index and the FTSE All-World High Dividend Yield Index.

Table Summary
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721
Feb-26	$21,456	$24,078	$21,070
Aug-26	$22,117	$26,495	$22,250

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	18.72%	11.02%	10.29%
FTSE All World Developed Index	22.33%	11.41%	12.67%
FTSE All-World High Dividend Yield Index	25.55%	11.89%	10.28%

Key Fund Statistics

Table Summary
Total Net Assets	$513,689,060
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%
Advisory Fees Paid	$1,737,689

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	81.0%
Exchange Traded Funds (ETFs)	15.6%
Convertible Preferred Stocks	1.5%
Limited Partnership	0.5%
Short-Term Investments	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.6%
Consumer Non-cyclical	15.2%
Utilities	9.8%
Energy	8.7%
Exchange Traded Funds (ETFs)	15.6%
Others	27.7%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC03-Z

Destinations Core Fixed Income Fund

Class I

DCFFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the ICE BofA US Broad Market Index.

Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607
Feb-26	$11,406	$12,067
Aug-26	$11,153	$11,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	1.68%	-0.42%	1.16%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%

Key Fund Statistics

Table Summary
Total Net Assets	$1,523,586,184
Number of Portfolio Holdings	1,959
Portfolio Turnover Rate	84%
Advisory Fees Paid	$4,715,613

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.3%
Collateralized Mortgage Obligations	19.5%
Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	17.7%
Asset-Backed Securities	9.3%
Others	5.9%
Short-Term Investments	2.6%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC06-I

Destinations Core Fixed Income Fund

Class Z

DCFZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the ICE BofA US Broad Market Index.

Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393
Feb-26	$11,430	$11,845
Aug-26	$11,180	$11,610

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	1.77%	-0.28%	1.38%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%

Key Fund Statistics

Table Summary
Total Net Assets	$1,523,586,184
Number of Portfolio Holdings	1,959
Portfolio Turnover Rate	84%
Advisory Fees Paid	$4,715,613

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.3%
Collateralized Mortgage Obligations	19.5%
Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	17.7%
Asset-Backed Securities	9.3%
Others	5.9%
Short-Term Investments	2.6%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC06-Z

Destinations Low Duration Fixed Income Fund

Class I

DLDFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the ICE BofA US Broad Market Index and the ICE BofA US Corporate & Government (1-3 Yr) Index.

Table Summary
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948
Feb-26	$13,916	$12,067	$12,217
Aug-26	$13,969	$11,827	$12,274

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.15%	4.46%	3.59%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%
ICE BofA US Corporate & Government (1-3 Yr) Index	2.73%	2.18%	2.19%

Key Fund Statistics

Table Summary
Total Net Assets	$342,566,119
Number of Portfolio Holdings	591
Portfolio Turnover Rate	35%
Advisory Fees Paid	$1,007,334

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	29.1%
Exchange Traded Fund (ETF)	18.2%
Collateralized Mortgage Obligations	13.6%
Common Stocks	7.0%
Collateralized Loan Obligations	6.9%
Others	16.9%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	17.0%
Asset Backed Securities	9.0%
Consumer Non-cyclical	7.3%
Diversified	7.0%
Exchange Traded Fund (ETF)	18.2%
Others	33.2%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC07-I

Destinations Low Duration Fixed Income Fund

Class Z

DLDZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the ICE BofA US Broad Market Index and the ICE BofA US Corporate & Government (1-3 Yr) Index.

Table Summary
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,150	$11,562
Aug-25	$13,191	$11,393	$11,862
Feb-26	$13,694	$11,845	$12,130
Aug-26	$13,754	$11,610	$12,186

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.27%	4.62%	4.02%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%
ICE BofA US Corporate & Government (1-3 Yr) Index	2.73%	2.18%	2.45%

Key Fund Statistics

Table Summary
Total Net Assets	$342,566,119
Number of Portfolio Holdings	591
Portfolio Turnover Rate	35%
Advisory Fees Paid	$1,007,334

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	29.1%
Exchange Traded Fund (ETF)	18.2%
Collateralized Mortgage Obligations	13.6%
Common Stocks	7.0%
Collateralized Loan Obligations	6.9%
Others	16.9%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	17.0%
Asset Backed Securities	9.0%
Consumer Non-cyclical	7.3%
Diversified	7.0%
Exchange Traded Fund (ETF)	18.2%
Others	33.2%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC07-Z

Destinations Global Fixed Income Opportunities Fund

Class I

DGFFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the ICE BofA Global Broad Market (USD Hedged) and the ICE BofA Global Corporate & High Yield (USD Hedged).

Table Summary
	Class I	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,301	$10,294	$10,419
Feb-18	$10,334	$10,219	$10,384
Aug-18	$10,441	$10,358	$10,474
Feb-19	$10,562	$10,619	$10,719
Aug-19	$10,877	$11,488	$11,666
Feb-20	$11,003	$11,730	$12,026
Aug-20	$11,007	$11,892	$12,307
Feb-21	$11,671	$11,746	$12,449
Aug-21	$11,897	$11,956	$12,789
Feb-22	$11,846	$11,476	$12,084
Aug-22	$11,495	$10,655	$11,085
Feb-23	$11,623	$10,423	$11,079
Aug-23	$11,921	$10,603	$11,369
Feb-24	$12,666	$10,920	$11,903
Aug-24	$13,233	$11,367	$12,509
Feb-25	$13,677	$11,527	$12,826
Aug-25	$14,138	$11,704	$13,188
Feb-26	$14,604	$12,113	$13,658
Aug-26	$14,880	$11,880	$13,548

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.25%	4.58%	4.28%
ICE BofA Global Broad Market (USD Hedged)	1.51%	-0.13%	1.83%
ICE BofA Global Corporate & High Yield (USD Hedged)	2.73%	1.16%	3.25%

Key Fund Statistics

Table Summary
Total Net Assets	$732,381,520
Number of Portfolio Holdings	582
Portfolio Turnover Rate	55%
Advisory Fees Paid	$2,721,182

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	71.0%
Senior Loans	6.1%
Common Stocks	3.8%
Exchange Traded Fund (ETF)	3.7%
Others	5.2%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Purchased Options	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Country Weightings

(% of Total Investments)

Table Summary
United States	46.5%
United Kingdom	4.9%
Luxembourg	4.0%
Mexico	3.2%
Cayman Islands	2.4%
Others	28.8%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC08-I

Destinations Global Fixed Income Opportunities Fund

Class Z

DGFZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the ICE BofA Global Broad Market (USD Hedged) and the ICE BofA Global Corporate & High Yield (USD Hedged).

Table Summary
	Class Z	ICE BofA Global Broad Market (USD Hedged)	ICE BofA Global Corporate & High Yield (USD Hedged)
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,050	$9,997	$10,086
Feb-19	$10,172	$10,249	$10,286
Aug-19	$10,488	$11,088	$10,749
Feb-20	$10,616	$11,321	$10,893
Aug-20	$10,628	$11,478	$11,148
Feb-21	$11,288	$11,337	$11,833
Aug-21	$11,500	$11,539	$12,292
Feb-22	$11,468	$11,077	$11,928
Aug-22	$11,144	$10,284	$11,010
Feb-23	$11,260	$10,060	$11,270
Aug-23	$11,563	$10,233	$11,782
Feb-24	$12,293	$10,539	$12,506
Aug-24	$12,855	$10,971	$13,252
Feb-25	$13,298	$11,125	$13,765
Aug-25	$13,760	$11,296	$14,332
Feb-26	$14,227	$11,691	$14,731
Aug-26	$14,500	$11,466	$15,017

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.38%	4.75%	4.66%
ICE BofA Global Broad Market (USD Hedged)	1.51%	-0.13%	1.69%
ICE BofA Global Corporate & High Yield (USD Hedged)	2.73%	1.16%	3.26%

Key Fund Statistics

Table Summary
Total Net Assets	$732,381,520
Number of Portfolio Holdings	582
Portfolio Turnover Rate	55%
Advisory Fees Paid	$2,721,182

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	71.0%
Senior Loans	6.1%
Common Stocks	3.8%
Exchange Traded Fund (ETF)	3.7%
Others	5.2%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Purchased Options	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Country Weightings

(% of Total Investments)

Table Summary
United States	46.5%
United Kingdom	4.9%
Luxembourg	4.0%
Mexico	3.2%
Cayman Islands	2.4%
Others	28.8%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC08-Z

Destinations Municipal Fixed Income Fund

Class I

DMFFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Table Summary
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977
Feb-26	$11,815	$12,478
Aug-26	$11,631	$12,252

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	3.27%	0.68%	1.61%
ICE BofA US Municipal Securities 2-12 Year Index	2.30%	0.98%	2.17%

Key Fund Statistics

Table Summary
Total Net Assets	$627,056,098
Number of Portfolio Holdings	469
Portfolio Turnover Rate	18%
Advisory Fees Paid	$1,883,372

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	91.2%
Exchange Traded Fund (ETF)	2.2%
Warrants	0.0%Footnote Reference*
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	16.0%
Water and Sewer	7.1%
Airport	6.9%
Exchange Traded Fund (ETF)	2.2%
Others	25.9%
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC10-I

Destinations Municipal Fixed Income Fund

Class Z

DMFZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Table Summary
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626
Feb-26	$11,850	$12,112
Aug-26	$11,675	$11,893

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	3.40%	0.84%	1.92%
ICE BofA US Municipal Securities 2-12 Year Index	2.30%	0.98%	2.15%

Key Fund Statistics

Table Summary
Total Net Assets	$627,056,098
Number of Portfolio Holdings	469
Portfolio Turnover Rate	18%
Advisory Fees Paid	$1,883,372

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	91.2%
Exchange Traded Fund (ETF)	2.2%
Warrants	0.0%Footnote Reference*
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	16.0%
Water and Sewer	7.1%
Airport	6.9%
Exchange Traded Fund (ETF)	2.2%
Others	25.9%
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC10-Z

Destinations Multi Strategy Alternatives Fund

Class I

DMSFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the ICE BofA US Broad Market Index.

Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607
Feb-26	$15,178	$12,067
Aug-26	$15,527	$11,827

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.60%	4.71%	4.75%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%

Key Fund Statistics

Table Summary
Total Net Assets	$576,119,792
Number of Portfolio Holdings	48
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,094,509

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Exchange Traded Funds (ETFs)	34.7%
Collateralized Mortgage Obligations	24.4%
Open-End Fund	20.3%
Asset-Backed Securities	8.2%
Collateralized Loan Obligations	0.1%
Short-Term Investments	12.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC09-I

Destinations Multi Strategy Alternatives Fund

Class Z

DMSZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the ICE BofA US Broad Market Index.

Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393
Feb-26	$14,555	$11,845
Aug-26	$14,908	$11,610

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.77%	4.88%	5.02%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%

Key Fund Statistics

Table Summary
Total Net Assets	$576,119,792
Number of Portfolio Holdings	48
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,094,509

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Exchange Traded Funds (ETFs)	34.7%
Collateralized Mortgage Obligations	24.4%
Open-End Fund	20.3%
Asset-Backed Securities	8.2%
Collateralized Loan Obligations	0.1%
Short-Term Investments	12.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC09-Z

Destinations Shelter Fund

Class I

DSHFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from inception (October 26, 2021) to August 31, 2026 as compared with the Russell 1000 Index.

Table Summary
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568
Feb-26	$13,258	$15,566
Aug-26	$14,211	$17,449

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (October 26, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception (10/26/2021)
Class I	11.91%	7.49%
Russell 1000 Index	19.77%	12.15%

Key Fund Statistics

Table Summary
Total Net Assets	$88,373,903
Number of Portfolio Holdings	208
Portfolio Turnover Rate	4%
Advisory Fees Paid	$361,166

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	99.2%
Short-Term Investments	0.2%
Purchased Options	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	35.7%
Communications	16.8%
Financial	13.8%
Consumer Non-cyclical	10.5%
Industrial	8.0%
Consumer Cyclical	6.5%
Others	8.5%
Short-Term Investments	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC11-I

Destinations Shelter Fund

Class Z

DSHZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class Z from inception (November 3, 2021) to August 31, 2026 as compared with the Russell 1000 Index.

Table Summary
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095
Aug-25	$12,608	$14,307
Feb-26	$13,179	$15,286
Aug-26	$14,132	$17,135

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (November 03, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception (11/03/2021)
Class Z	12.09%	7.40%
Russell 1000 Index	19.77%	11.92%

Key Fund Statistics

Table Summary
Total Net Assets	$88,373,903
Number of Portfolio Holdings	208
Portfolio Turnover Rate	4%
Advisory Fees Paid	$361,166

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	99.2%
Short-Term Investments	0.2%
Purchased Options	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	35.7%
Communications	16.8%
Financial	13.8%
Consumer Non-cyclical	10.5%
Industrial	8.0%
Consumer Cyclical	6.5%
Others	8.5%
Short-Term Investments	0.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC11-Z

Destinations Real Assets Fund

Class I

DRAFX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class I from inception (March 20, 2017) to August 31, 2026 as compared with the FTSE All World Developed Index.

Table Summary
	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490
Feb-26	$5,091	$28,336
Aug-26	$5,073	$31,181

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	21.25%Footnote Reference*	5.51%	-6.92%
FTSE All World Developed Index	22.33%	11.41%	12.72%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.24%.

Key Fund Statistics

Table Summary
Total Net Assets	$410,477,206
Number of Portfolio Holdings	303
Portfolio Turnover Rate	39%
Advisory Fees Paid	$1,510,937

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	28.0%
Utilities	16.8%
Energy	16.8%
Industrial	10.6%
Exchange Traded Funds (ETFs)	11.2%
Others	14.0%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.5%
Canada	9.4%
United Kingdom	6.1%
Spain	3.5%
Australia	2.5%
Others	16.4%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	85.8%
Exchange Traded Funds (ETFs)	11.2%
Closed-End Funds	0.2%
Limited Partnerships	0.2%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class I

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC12-I

Destinations Real Assets Fund

Class Z

DRAZX

Semi-Annual Shareholder Report - August 31, 2026

This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class Z from inception (July 16, 2018) to August 31, 2026 as compared with the FTSE All World Developed Index.

Table Summary
	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660
Feb-26	$5,247	$24,078
Aug-26	$5,247	$26,495

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	21.79%Footnote Reference*	5.61%	-7.61%
FTSE All World Developed Index	22.33%	11.41%	12.67%
Footnote	Description
Footnote*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.24%.

Key Fund Statistics

Table Summary
Total Net Assets	$410,477,206
Number of Portfolio Holdings	303
Portfolio Turnover Rate	39%
Advisory Fees Paid	$1,510,937

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Table Summary
Financial	28.0%
Utilities	16.8%
Energy	16.8%
Industrial	10.6%
Exchange Traded Funds (ETFs)	11.2%
Others	14.0%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.5%
Canada	9.4%
United Kingdom	6.1%
Spain	3.5%
Australia	2.5%
Others	16.4%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	85.8%
Exchange Traded Funds (ETFs)	11.2%
Closed-End Funds	0.2%
Limited Partnerships	0.2%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class Z

Semi-Annual Shareholder Report - August 31, 2026

DSA-TSR-BC12-Z

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Report
August 31, 2026
Destinations Large Cap Equity Fund Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund Class / Ticker : I / DSHFX, Z / DSHZX
Destinations Real Assets Fund Class / Ticker : I / DRAFX, Z / DRAZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.

www.destinationsfunds.com // 877.771.7979

Shareholder Letter
Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2026. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•	Fund prices and performance,
•	Holdings,
•	Distributions, and
•	A host of fund literature and resources
We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,

Brian Ferko
President, Brinker Capital Destinations Trust
August 31, 2026
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.
1

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 91.8%
BASIC MATERIALS – 1.3%
Chemicals – 0.5%
3,487	Air Products & Chemicals Inc.	$1,079,087
16,328	Celanese Corp., Class A Shares	742,598
3,936	Ecolab Inc.	1,114,675
23,580	Linde PLC	11,544,296
3,688	Sherwin-Williams Co.	1,249,531
	Total Chemicals	15,730,187
Forest Products & Paper – 0.1%
120,261	International Paper Co.	4,561,500
Mining – 0.7%
6,121	Anglogold Ashanti PLC	687,511
99,772	Freeport-McMoRan Inc.	7,556,731
122,159	Newmont Corp.	15,399,364
3,758	Southern Copper Corp.	784,933
	Total Mining	24,428,539
	TOTAL BASIC MATERIALS	44,720,226
COMMUNICATIONS – 15.5%
Advertising – 0.3%
125,696	Omnicom Group Inc.	11,002,171
Internet – 12.3%
31,078	Airbnb Inc., Class A Shares*	5,694,111
412,575	Alphabet Inc., Class A Shares	140,007,326
75,627	Alphabet Inc., Class C Shares	25,366,052
534,260	Amazon.com Inc.*	138,784,720
8,438	AppLovin Corp., Class A Shares*	2,633,162
12,310	Booking Holdings Inc.	2,450,798
16,478	Chewy Inc., Class A Shares*	392,176
5,940	DoorDash Inc., Class A Shares*	1,376,536
2,779	GoDaddy Inc., Class A Shares*	272,008
46,207	Maplebear Inc.*	2,334,378
138,477	Meta Platforms Inc., Class A Shares	79,255,926
186,222	Netflix Inc.*	15,093,293
19,974	Palo Alto Networks Inc.*	7,632,665
45,493	Pinterest Inc., Class A Shares*	987,653
6,066	Spotify Technology SA*	3,297,599
16,854	TripAdvisor Inc.*	160,450
57,964	Uber Technologies Inc.*	4,384,977
4,303	Wayfair Inc., Class A Shares*	427,159
	Total Internet	430,550,989

See Notes to Financial Statements.
2

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – 1.3%
56,393	Comcast Corp., Class A Shares	$1,501,182
30,254	Space Exploration Technologies Corp., Class A Shares*(a)	4,347,197
375,358	Walt Disney Co.	40,369,753
	Total Media	46,218,132
Telecommunications – 1.6%
47,309	Arista Networks Inc.*	9,257,898
539,186	AT&T Inc.	13,959,526
2,240	Ciena Corp.*	857,472
224,596	Cisco Systems Inc.	24,815,612
13,825	Corning Inc.	2,056,192
2,652	Motorola Solutions Inc.	1,287,016
7,726	T-Mobile US Inc.	1,394,080
66,572	Verizon Communications Inc.	3,329,931
	Total Telecommunications	56,957,727
	TOTAL COMMUNICATIONS	544,729,019
CONSUMER CYCLICAL – 6.2%
Airlines – 0.4%
162,303	Delta Air Lines Inc.	12,659,634
Apparel – 0.3%
11,748	Deckers Outdoor Corp.*	1,023,016
95,026	LVMH Moet Hennessy Louis Vuitton SE, ADR(b)	9,966,327
18,727	NIKE Inc., Class B Shares	731,476
	Total Apparel	11,720,819
Auto Manufacturers – 1.2%
2,200	Cummins Inc.	1,241,680
276,765	Ford Motor Co.	3,858,104
106,627	General Motors Co.	9,204,042
8,200	PACCAR Inc.	1,017,866
73,347	Tesla Inc.*	26,988,029
	Total Auto Manufacturers	42,309,721
Distribution/Wholesale – 0.1%
136,291	Copart Inc.*	4,496,240
Entertainment – 0.1%
11,374	Live Nation Entertainment Inc.*	2,046,069
Home Furnishings – 0.1%
82,828	Dolby Laboratories Inc., Class A Shares	5,098,892
Leisure Time – 0.2%
81,032	Viking Holdings Ltd.*	6,980,097

See Notes to Financial Statements.
3

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.2%
3,560	Hilton Worldwide Holdings Inc.	$1,125,957
17,119	Marriott International Inc., Class A Shares	5,850,589
	Total Lodging	6,976,546
Retail – 3.6%
265	AutoZone Inc.*	792,679
202,572	BJ’s Wholesale Club Holdings Inc.*	18,363,152
11,040	Carvana Co., Class A Shares*	810,998
5,223	Casey’s General Stores Inc.	3,928,793
53,185	Cava Group Inc.*	3,496,914
160,290	Chipotle Mexican Grill Inc., Class A Shares*	6,095,829
21,843	Costco Wholesale Corp.	20,617,389
21,431	Ferguson Enterprises Inc.	4,811,474
19,303	Five Below Inc.*	4,764,753
15,851	Home Depot Inc.	5,196,433
23,515	Lithia Motors Inc., Class A Shares	8,637,530
48,299	Lowe’s Cos., Inc.	9,886,805
19,292	Lululemon Athletica Inc.*	2,320,056
11,306	McDonald’s Corp.	2,979,583
84,600	O’Reilly Automotive Inc.*	7,512,480
5,000	Ross Stores Inc.	1,142,700
18,121	Starbucks Corp.	1,925,356
66,401	Target Corp.	10,682,593
23,857	TJX Cos., Inc.	3,194,691
3,923	Ulta Beauty Inc.*	2,107,043
69,835	Walmart Inc.	7,323,596
	Total Retail	126,590,847
	TOTAL CONSUMER CYCLICAL	218,878,865
CONSUMER NON-CYCLICAL – 12.8%
Agriculture – 0.7%
26,600	Altria Group Inc.	1,821,568
41,302	Bunge Global SA	4,799,705
101,089	Philip Morris International Inc.	18,933,970
	Total Agriculture	25,555,243
Beverages – 1.4%
226,383	Coca-Cola Co.	20,073,381
435,457	Keurig Dr Pepper Inc.	13,873,660
252,514	Monster Beverage Corp.*	11,595,443
21,691	PepsiCo Inc.	3,044,115
	Total Beverages	48,586,599
Biotechnology – 1.0%
2,011	Alnylam Pharmaceuticals Inc.*	484,027
15,026	Amgen Inc.	6,459,377

See Notes to Financial Statements.
4

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
82,279	Corteva Inc.	$6,963,272
79,485	Gilead Sciences Inc.	11,631,835
7,201	Illumina Inc.*	1,538,349
7,499	Regeneron Pharmaceuticals Inc.	5,992,301
4,059	Vertex Pharmaceuticals Inc.*	2,210,207
	Total Biotechnology	35,279,368
Commercial Services – 0.6%
6,336	Automatic Data Processing Inc.	1,813,110
5,400	Cintas Corp.	1,089,666
4,712	Mobility Global Inc.	95,654
2,394	Moody’s Corp.	1,208,108
2,705	Quanta Services Inc.	1,642,178
4,712	S&P Global Inc.	2,053,678
131,570	StoneCo Ltd., Class A Shares	1,276,229
26,634	Toast Inc., Class A Shares*	907,953
74,415	TransUnion	6,318,578
22,746	Verisk Analytics Inc., Class A Shares	4,407,720
	Total Commercial Services	20,812,874
Cosmetics/Personal Care – 0.8%
197,109	Colgate-Palmolive Co.	17,704,331
47,811	Estee Lauder Cos., Inc., Class A Shares	4,891,065
37,085	Procter & Gamble Co.	5,381,775
	Total Cosmetics/Personal Care	27,977,171
Food – 0.0%
20,369	Mondelez International Inc., Class A Shares	1,264,304
Healthcare-Products – 2.9%
27,575	Abbott Laboratories	3,043,177
120,290	Agilent Technologies Inc.	18,471,732
23,620	Boston Scientific Corp.*	1,140,846
53,103	Danaher Corp.	11,340,677
217,072	GE HealthCare Technologies Inc.	15,462,039
13,779	IDEXX Laboratories Inc.*	7,670,631
20,043	Intuitive Surgical Inc.*	7,553,405
80,684	Medtronic PLC	7,314,005
5,490	Stryker Corp.	1,777,662
35,443	Thermo Fisher Scientific Inc.	21,871,875
18,140	West Pharmaceutical Services Inc.	6,187,735
	Total Healthcare-Products	101,833,784
Healthcare-Services – 2.0%
4,168	Cigna Group	1,150,701
41,333	Elevance Health Inc.	16,224,856
2,366	HCA Healthcare Inc.	980,589

See Notes to Financial Statements.
5

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
31,304	Labcorp Holdings Inc.	$10,413,588
100,626	UnitedHealth Group Inc.	39,184,771
	Total Healthcare-Services	67,954,505
Pharmaceuticals – 3.4%
80,539	AbbVie Inc.	20,651,810
86,104	Becton Dickinson & Co.	16,197,023
148,208	Bristol-Myers Squibb Co.	9,901,777
3,780	Cardinal Health Inc.	886,864
20,400	CVS Health Corp.	1,915,764
22,735	Eli Lilly & Co.	26,298,257
101,726	Johnson & Johnson	27,043,857
1,963	McKesson Corp.	1,737,883
39,377	Merck & Co., Inc.	5,818,346
272,038	Pfizer Inc.	7,742,201
	Total Pharmaceuticals	118,193,782
	TOTAL CONSUMER NON-CYCLICAL	447,457,630
ENERGY – 3.0%
Oil & Gas – 2.2%
29,558	Chevron Corp.	6,093,086
19,426	ConocoPhillips	2,573,751
150,887	Devon Energy Corp.	7,319,528
35,295	Diamondback Energy Inc.	7,075,942
8,504	EOG Resources Inc.	1,232,740
129,536	EQT Corp.	7,018,261
124,557	ExxonMobil Holdings Corp.	20,047,449
12,604	Marathon Petroleum Corp.	4,705,325
228,318	Occidental Petroleum Corp.	13,740,177
21,993	Phillips 66	5,423,034
4,700	Valero Energy Corp.	1,686,924
12,004	Weatherford International PLC	1,173,631
	Total Oil & Gas	78,089,848
Oil & Gas Services – 0.7%
421,177	SLB Ltd.	25,312,737
Pipelines – 0.1%
19,400	Williams Cos., Inc.	1,455,970
	TOTAL ENERGY	104,858,555
FINANCIAL – 13.1%
Banks – 4.2%
206,534	Bank of America Corp.	12,792,716
42,286	Bank of New York Mellon Corp.	6,819,886
94,070	Citigroup Inc.	12,381,493
272,075	Fifth Third Bancorp	14,629,473

See Notes to Financial Statements.
6

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
5,544	First Citizens BancShares Inc., Class A Shares	$11,999,434
4,586	Goldman Sachs Group Inc.	4,704,777
126,411	JPMorgan Chase & Co.	45,004,844
68,412	Morgan Stanley	14,593,648
1,138	Northern Trust Corp.	211,167
55,200	NU Holdings Ltd., Class A Shares*	803,160
6,338	PNC Financial Services Group Inc.	1,518,775
19,873	Truist Financial Corp.	985,303
24,763	US Bancorp	1,524,906
222,913	Wells Fargo & Co.	19,257,454
	Total Banks	147,227,036
Diversified Financial Services – 2.9%
66,702	American Express Co.	22,022,999
1,116	Ameriprise Financial Inc.	617,271
6,700	Apollo Global Management Inc.	915,086
2,427	Blackrock Inc.	2,804,665
6,000	Brookfield Asset Management Ltd., Class A Shares	309,000
59,907	Capital One Financial Corp.	12,850,651
42,201	Charles Schwab Corp.	4,634,514
5,755	CME Group Inc., Class A Shares	1,643,052
28,424	Interactive Brokers Group Inc., Class A Shares	2,765,371
8,895	Intercontinental Exchange Inc.	1,429,426
44,364	Mastercard Inc., Class A Shares	26,144,149
443,542	Rocket Cos., Inc., Class A Shares*	5,947,898
27,496	Visa Inc., Class A Shares	10,431,158
76,353	Voya Financial Inc.	7,736,086
111,129	Western Union Co.(a)	795,684
	Total Diversified Financial Services	101,047,010
Equity Real Estate Investment Trusts (REITs) – 0.9%
7,411	American Tower Corp.	1,302,113
1,558	Equinix Inc.	1,630,790
108,099	Mid-America Apartment Communities Inc.	13,928,556
15,063	Prologis Inc.	2,107,615
2,678	Public Storage	822,119
11,200	Welltower Inc.	2,645,888
431,423	Weyerhaeuser Co.	10,082,355
	Total Equity Real Estate Investment Trusts (REITs)	32,519,436
Insurance – 4.7%
7,200	Aflac Inc.	834,120
50,466	American International Group Inc.	3,853,584
39,287	Aon PLC, Class A Shares	12,631,556
4,100	Arthur J Gallagher & Co.	1,074,815

See Notes to Financial Statements.
7

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
54,204	Assurant Inc.	$15,277,939
138,137	Berkshire Hathaway Inc., Class B Shares*	69,625,192
24,348	Chubb Ltd.	8,244,233
16,557	Fairfax Financial Holdings Ltd.	26,917,899
7,627	Marsh & McLennan Cos., Inc.	1,447,605
8,629	MetLife Inc.	821,222
59,733	Progressive Corp.	13,026,573
3,353	Travelers Cos., Inc.	1,226,963
25,271	Willis Towers Watson PLC	8,555,497
	Total Insurance	163,537,198
Private Equity – 0.4%
11,800	Blackstone Inc.	1,690,232
193,348	Carlyle Group Inc.	9,356,110
10,900	KKR & Co., Inc.	1,195,948
	Total Private Equity	12,242,290
Real Estate – 0.0%
36,177	CoStar Group Inc.*	1,160,196
	TOTAL FINANCIAL	457,733,166
INDUSTRIAL – 9.2%
Aerospace/Defense – 2.7%
12,087	Boeing Co.*	2,511,437
4,324	Curtiss-Wright Corp.	2,518,860
4,088	General Dynamics Corp.	1,518,079
90,711	General Electric Co.	30,452,590
5,147	Honeywell Aerospace Inc.*	813,792
6,300	Howmet Aerospace Inc.	1,543,185
24,972	Lockheed Martin Corp.	14,015,036
2,120	Northrop Grumman Corp.	1,144,164
87,791	RTX Corp.	18,236,824
852,752	StandardAero Inc.*	20,883,896
886	TransDigm Group Inc.	1,038,162
	Total Aerospace/Defense	94,676,025
Building Materials – 1.8%
532,027	Amrize Ltd.	23,249,580
12,400	Carrier Global Corp.	721,928
363,374	CRH PLC	34,262,534
16,704	Johnson Controls International PLC	2,309,161
6,450	Trane Technologies PLC	2,866,380
	Total Building Materials	63,409,583

See Notes to Financial Statements.
8

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 0.1%
5,238	Acuity Inc.	$1,737,916
6,180	Eaton Corp. PLC	2,483,619
	Total Electrical Components & Equipment	4,221,535
Electronics – 0.7%
96,350	Amphenol Corp., Class A Shares	15,276,292
8,887	Emerson Electric Co.	1,354,734
5,147	Honeywell International Inc.	1,099,039
10,306	Hubbell Inc., Class B Shares	4,668,618
945	Keysight Technologies Inc.*	304,952
	Total Electronics	22,703,635
Engineering & Construction – 0.0%
565	Comfort Systems USA Inc.	873,275
Environmental Control – 0.3%
3,200	Republic Services Inc., Class A Shares	706,944
77,693	Veralto Corp.	7,658,199
5,921	Waste Management Inc.	1,296,225
	Total Environmental Control	9,661,368
Machinery-Construction & Mining – 0.8%
9,491	Bloom Energy Corp., Class A Shares*	1,957,993
12,181	Caterpillar Inc.	9,713,982
15,971	GE Vernova Inc.	14,350,423
13,093	Vertiv Holdings Co., Class A Shares	3,387,421
	Total Machinery-Construction & Mining	29,409,819
Machinery-Diversified – 0.7%
410,423	CNH Industrial NV	4,855,304
22,004	Deere & Co.	14,410,640
25,294	Regal Rexnord Corp.	4,007,834
	Total Machinery-Diversified	23,273,778
Metal Fabricate/Hardware – 0.1%
43,357	Mueller Industries Inc.	2,705,910
Miscellaneous Manufacturers – 0.1%
8,300	3M Co.	1,426,189
4,574	Illinois Tool Works Inc.	1,259,542
2,020	Parker-Hannifin Corp.	1,978,469
	Total Miscellaneous Manufacturers	4,664,200
Packaging & Containers – 0.4%
55,060	Packaging Corp. of America	12,880,737

See Notes to Financial Statements.
9

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 1.5%
43,582	CH Robinson Worldwide Inc.	$6,522,482
147,293	CSX Corp.	7,439,770
3,501	FedEx Corp.	1,146,227
132,140	Fedex Freight Holding Co., Inc.*	17,672,404
3,569	Norfolk Southern Corp.	1,223,418
59,917	Union Pacific Corp.	18,015,244
11,879	United Parcel Service Inc., Class B Shares	1,238,148
	Total Transportation	53,257,693
	TOTAL INDUSTRIAL	321,737,558
TECHNOLOGY – 29.8%
Computers – 7.5%
9,714	Accenture PLC, Class A Shares	1,843,329
532,854	Apple Inc.	168,834,790
15,695	CACI International Inc., Class A Shares*	9,778,142
101,357	Crowdstrike Holdings Inc., Class A Shares*	23,413,467
4,800	Dell Technologies Inc., Class C Shares	2,188,848
18,272	Everpure Inc., Class A Shares*	1,698,382
42,292	Fortinet Inc.*	7,228,972
19,539	Gartner Inc.*	3,870,871
42,104	International Business Machines Corp.	9,846,863
50,683	NetApp Inc.	9,391,053
4,904	Sandisk Corp.*	7,683,097
11,961	Seagate Technology Holdings PLC	9,908,253
12,208	Western Digital Corp.	5,500,314
	Total Computers	261,186,381
Semiconductors – 14.2%
88,911	Advanced Micro Devices Inc.*	41,852,186
7,754	Analog Devices Inc.	2,808,034
43,410	Applied Materials Inc.	19,898,710
3,057	Astera Labs Inc.*	907,868
227,730	Broadcom Inc.	84,337,528
121,537	Intel Corp.*	10,878,777
35,334	KLA Corp.	6,199,350
42,496	Lam Research Corp.	12,812,119
34,623	Marvell Technology Inc.	7,328,304
31,437	Micron Technology Inc.	30,139,595
1,017	Monolithic Power Systems Inc.	1,289,322
1,126,081	NVIDIA Corp.	248,616,163
18,028	QUALCOMM Inc.	3,073,413
3,718	Teradyne Inc.	1,300,668
102,856	Texas Instruments Inc.	26,836,159
	Total Semiconductors	498,278,196

See Notes to Financial Statements.
10

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 8.1%
16,625	Adobe Inc.*	$4,867,634
35,937	Akamai Technologies Inc.*	3,903,477
31,986	Atlassian Corp., Class A Shares*	6,210,722
4,370	Cadence Design Systems Inc.*	1,480,469
22,189	Docusign Inc., Class A Shares*	1,470,465
5,692	Duolingo Inc., Class A Shares*	844,465
130,969	Fiserv Inc.*	6,981,957
1,282	HubSpot Inc.*	335,063
19,511	Intuit Inc.	7,010,302
835	Magic Leap Inc., Series D, Private Placement*@(b)(c)	2,789
374,381	Microsoft Corp.	189,919,737
68,517	Nutanix Inc., Class A Shares*	4,698,211
41,394	Oracle Corp.	6,172,673
35,300	Palantir Technologies Inc., Class A Shares*	6,579,214
12,683	Salesforce Inc.	3,266,380
83,975	ServiceNow Inc.*	12,427,460
35,768	Snowflake Inc., Class A Shares*	11,854,588
5,240	Strategy Inc., Class A Shares*	696,606
11,549	Synopsys Inc.*	5,076,825
9,611	Twilio Inc., Class A Shares*	2,264,640
5,323	Tyler Technologies Inc.*	1,981,327
14,206	Veeva Systems Inc., Class A Shares*	4,058,512
3,299	Workday Inc., Class A Shares*	651,388
	Total Software	282,754,904
	TOTAL TECHNOLOGY	1,042,219,481
UTILITIES – 0.9%
Electric – 0.9%
8,665	American Electric Power Co., Inc.	1,060,856
80,078	Constellation Energy Corp.	22,003,032
14,005	Dominion Energy Inc.	924,470
12,342	Duke Energy Corp.	1,479,929
33,246	NextEra Energy Inc.	2,737,476
10,406	Sempra	850,170
17,977	Southern Co.	1,581,976
	Total Electric	30,637,909
	TOTAL UTILITIES	30,637,909
	TOTAL COMMON STOCKS
	(Cost – $2,386,175,029)	3,212,972,409

See Notes to Financial Statements.
11

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 7.1%
293,193	Avantis US Large Capital Value	$27,516,163
34,150	iShares Russell 1000 Value	8,773,476
143,467	iShares Semiconductor(a)	73,317,376
1,560,172	Vanguard Morningstar Mega Capital Growth	140,259,463
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost – $227,762,368)	249,866,478
PREFERRED STOCKS – 0.0%
INDUSTRIAL – 0.0%
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(b)(c)	623,237
26,242	Nuro Inc., Series D*@(b)(c)	186,056
	Total Machinery	809,293
	TOTAL INDUSTRIAL	809,293
	TOTAL PREFERRED STOCKS
	(Cost – $1,962,008)	809,293
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $2,615,899,405)	3,463,648,180

Face Amount†
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
	Citibank – London:
95,883EUR	1.130% due 9/1/26	111,383
4GBP	2.670% due 9/1/26	6
108,594	Citibank – New York, 2.980% due 9/1/26	108,594
6,577,593	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	6,577,593
5,775,911	Royal Bank of Canada – Toronto, 2.980% due 9/1/26	5,775,911
	Skandinaviska Enskilda Banken AB – Stockholm:
2,417CHF	(0.380)% due 9/1/26	2,990
5,794,116	2.980% due 9/1/26	5,794,116
18,393,740	Sumitomo Mitsui Banking Corp. – Tokyo, 2.980% due 9/1/26	18,393,740
	TOTAL TIME DEPOSITS
	(Cost – $36,764,333)	36,764,333

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.7%
MONEY MARKET FUND – 0.7%
24,685,387	Federated Government Obligations Fund, Premier Class, 3.591%(d)
	(Cost – $24,685,387)	24,685,387
	TOTAL INVESTMENTS – 100.7%
	(Cost – $2,677,349,125)	3,525,097,900
	Liabilities in Excess of Other Assets – (0.7)%	(25,455,255)
	TOTAL NET ASSETS – 100.0%	$3,499,642,645

See Notes to Financial Statements.
12

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(continued)
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $10,778,409 and represents 0.31% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$ 406,053	$2,789	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	623,237	0.02%
Nuro Inc., Series D	10/29/2021	547,033	186,056	0.00%*
			$ 812,082	0.02%

*	Position represents less than 0.005%.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
Summary of Investments by Security Sector^

Technology	29.6%
Communications	15.4
Financial	13.0
Consumer Non-cyclical	12.7
Industrial	9.1
Consumer Cyclical	6.2
Energy	3.0
Basic Materials	1.3
Utilities	0.9
Exchange Traded Funds (ETFs)	7.1
Short-Term Investments	1.0
Money Market Fund	0.7
100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.
13

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Large Cap Equity Fund(concluded)
At August 31, 2026, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	6	9/26	$ 2,260,443	$ 2,309,700	$ 49,257

At August 31, 2026, Destinations Large Cap Equity Fund had deposited cash of $115,633 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CHF
— Swiss Franc
EUR
— Euro
GBP
— British Pound
See Notes to Financial Statements.
14

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 92.4%
BASIC MATERIALS – 4.5%
Chemicals – 2.3%
641	AdvanSix Inc.	$10,775
713	Albemarle Corp.	96,234
1,250	Ashland Inc.	91,662
47,548	Axalta Coating Systems Ltd.*	1,731,698
882	Balchem Corp.	155,135
24,293	Cabot Corp.	2,009,274
1,845	Calumet Inc.*	91,752
561	Celanese Corp., Class A Shares	25,514
896	CF Industries Holdings Inc.	116,507
4,135	Chemours Co.	64,341
4,360	Dow Inc.	133,067
643	Eastman Chemical Co.	46,579
2,936	Ecovyst Inc.*	29,859
1,332	Element Solutions Inc.	47,339
3,421	FMC Corp.	39,444
530	Hawkins Inc.	63,743
1,501	HB Fuller Co.	82,480
4,521	Huntsman Corp.	43,311
17,793	Ingevity Corp.*	1,232,877
13,679	Innospec Inc.	1,283,911
1,548	International Flavors & Fragrances Inc.	133,639
325	Intrepid Potash Inc.*	12,568
477	Koppers Holdings Inc.	21,880
907	Kronos Worldwide Inc.	8,000
4,325	Lightwave Logic Inc.*	23,485
1,465	LyondellBasell Industries NV, Class A Shares	95,342
1,369	Mativ Holdings Inc.	16,277
768	Minerals Technologies Inc.	54,467
1,857	Mosaic Co.	44,791
38	NewMarket Corp.	34,113
225	Oil-Dri Corp. of America	20,245
691	Olin Corp.	12,023
1,426	Orion SA	8,898
4,092	Perimeter Solutions Inc.*	124,806
1,350	PPG Industries Inc.	151,429
6,762	Qnity Electronics Inc.	807,586
363	Quaker Chemical Corp.	60,185
1,554	Rayonier Advanced Materials Inc.*	13,349
24,898	Rogers Corp.*	3,126,442
727	RPM International Inc.	75,681
17,110	Sensient Technologies Corp.	2,308,823
6,560	SES AI Corp.*	3,409

See Notes to Financial Statements.
15

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
6,000	Sherwin-Williams Co.	$2,032,860
963	Solstice Advanced Materials Inc.	61,045
559	Stepan Co.	34,999
3,099	Tronox Holdings PLC	16,394
103	Valhi Inc.	1,925
197	Westlake Corp.	14,789
	Total Chemicals	16,714,952
Forest Products & Paper – 0.3%
50,780	International Paper Co.	1,926,085
1,008	Magnera Corp.*	12,661
817	Sylvamo Corp.	29,347
	Total Forest Products & Paper	1,968,093
Iron/Steel – 0.4%
3,739	Carpenter Technology Corp.	1,781,334
3,024	Cleveland-Cliffs Inc.*	34,927
2,884	Commercial Metals Co.	194,584
240	Friedman Industries Inc.	10,380
1,294	Nucor Corp.	323,034
292	Reliance Inc.	112,143
815	Steel Dynamics Inc.	189,585
	Total Iron/Steel	2,645,987
Mining – 1.5%
1,541	Alcoa Corp.	76,973
46,737	Almonty Industries Inc.*	831,919
2,694	American Battery Technology Co.*	7,274
2,997	Anglogold Ashanti PLC	336,623
1,333	Arcosa Inc.	193,685
246	Aura Minerals Inc.	20,561
361	Caledonia Mining Corp. PLC	9,137
8,113	Cameco Corp.	801,240
502	Centrus Energy Corp., Class A Shares*(a)	86,043
1,888	Century Aluminum Co.*	86,414
76,368	Coeur Mining Inc.	1,586,927
744	Compass Minerals International Inc.*	18,496
3,645	Constellium SE, Class A Shares*	96,337
684	Contango Silver & Gold Inc.*	13,338
1,524	Critical Metals Corp.*(a)	10,988
2,447	Dakota Gold Corp.*	14,878
961	Elemental Royalty Corp.	20,681
4,551	Encore Energy Corp.*	5,689
6,772	Energy Fuels Inc.*	99,887
3,607	Ferroglobe PLC	14,825

See Notes to Financial Statements.
16

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Mining – (continued)
9,100	Franco-Nevada Corp.	$2,394,665
19,750	Guardian Metal Resources PLC, ADR*	251,220
3,826	Hecla Mining Co.	76,023
27,523	Hudbay Minerals Inc.	788,809
1,468	Hycroft Mining Holding Corp., Class A Shares*	34,395
442	Idaho Strategic Resources Inc.*	14,383
3,159	Ivanhoe Electric Inc.*	34,939
1,765	Kaiser Aluminum Corp.	280,247
1,514	Lifezone Metals Ltd.*	7,010
1,407	McEwen Inc.*	28,365
819	MP Materials Corp.*(a)	44,840
81,921	NexGen Energy Ltd.*	857,713
3,075	NioCorp Developments Ltd.*	12,884
9,380	Novagold Resources Inc.*	80,668
2,066	Perpetua Resources Corp.*	51,526
1,532	REalloys Inc.*	15,856
506	Royal Gold Inc.	132,304
5,940	SSR Mining Inc.	223,403
3,005	United States Antimony Corp.*(a)	14,634
272	United States Lime & Minerals Inc.	32,131
46,935	Uranium Energy Corp.*	574,484
10,241	Ur-Energy Inc.*	14,542
372	US Gold Corp.*	5,881
5,226	USA Rare Earth Inc.*	93,127
3,762	Vista Gold Corp.*	8,201
1,378	Vox Royalty Corp.	7,572
	Total Mining	10,411,737
	TOTAL BASIC MATERIALS	31,740,769
COMMUNICATIONS – 3.3%
Advertising – 0.1%
133	Advantage Solutions Inc.*	4,385
554	Boston Omaha Corp., Class A Shares*	7,640
10,526	Clear Channel Outdoor Holdings Inc., Class A Shares*	24,947
1,262	MNTN Inc., Class A Shares*	16,595
1,720	National CineMedia Inc.	4,334
816	Nexxen International Ltd., ADR*	7,956
1,713	Omnicom Group Inc.	149,939
37,733	Stagwell Inc., Class A Shares*	327,522
3,433	Taboola.com Ltd.*	12,805
650	TechTarget Inc.*	2,516
2,364	Trade Desk Inc., Class A Shares*	32,434
	Total Advertising	591,073

See Notes to Financial Statements.
17

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – 1.1%
1,097	1-800-Flowers.com Inc., Class A Shares*	$4,004
989	Angi Inc., Class A Shares*	4,599
72,825	Backblaze Inc., Class A Shares*	1,029,017
1,595	Bumble Inc., Class A Shares*	4,370
1,976	Cargurus Inc., Class A Shares*	70,464
1,224	Cars.com Inc.*	14,321
773	CDW Corp.	117,171
1,345	Chewy Inc., Class A Shares*	32,011
1,175	Cogent Communications Holdings Inc.	11,209
7,272	Coupang Inc., Class A Shares*	116,788
355	Crexendo Inc.*	2,180
2,634	eBay Inc.	272,777
56,119	Entravision Communications Corp., Class A Shares	448,391
690	ePlus Inc.	60,699
515	Etsy Inc.*	41,885
17,503	EverQuote Inc., Class A Shares*	445,276
690	Expedia Group Inc.	218,813
322	F5 Inc.*	131,096
34,158	Figs Inc., Class A Shares*	523,984
652	fuboTV Inc., Class A Shares*(a)	6,866
3,073	Gen Digital Inc.	95,263
746	GoDaddy Inc., Class A Shares*	73,018
707	Grindr Inc.*	10,944
696	Groupon Inc., Class A Shares*	13,349
611	HealthStream Inc.	17,750
5,814	Hims & Hers Health Inc.*	171,978
362	Lands’ End Inc.*	4,282
515	Liquidity Services Inc.*	21,465
2,123	Lyft Inc., Class A Shares*	35,879
3,885	Magnite Inc.*	91,259
922	Maplebear Inc.*	46,579
1,405	Match Group Inc.	57,113
725	MediaAlpha Inc., Class A Shares*	9,149
1,568	Neighborhood Intelligence Inc.*	6,162
1,120	Newsmax Inc., Class B Shares*	12,051
5,858	Nextdoor Holdings Inc.*	13,180
25,344	Opendoor Technologies Inc.*	81,101
870	Pattern Group Inc., Class A Shares*	18,035
430	People Inc.*	16,460
118	Phoenix Education Partners Inc.	3,435
2,963	Pinterest Inc., Class A Shares*	64,327
1,710	Q2 Holdings Inc.*	111,218

See Notes to Financial Statements.
18

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,358	QuinStreet Inc.*	$26,400
29,588	RealReal Inc.*	302,981
807	Reddit Inc., Class A Shares*	119,283
1,036	Revolve Group Inc., Class A Shares*	23,020
4,510	Robinhood Markets Inc., Class A Shares*	472,693
790	Roku Inc., Class A Shares*	123,975
2,955	RUM Group Inc.*(a)	26,477
632	Shutterstock Inc.	3,501
2,548	Sprinklr Inc., Class A Shares*	20,919
2,392	Stitch Fix Inc., Class A Shares*	7,583
6,008	Stubhub Holdings Inc., Class A Shares*	38,331
2,755	TripAdvisor Inc.*	26,228
4,391	Trump Media & Technology Group Corp.*	42,900
182	Tucows Inc., Class A Shares*	1,926
2,992	Upwork Inc.*	27,018
6,370	VeriSign Inc.	1,836,344
609	Wayfair Inc., Class A Shares*	60,455
1,476	Yelp Inc., Class A Shares*	32,989
938	Ziff Davis Inc.*	51,731
288	Zillow Group Inc., Class A Shares*	10,308
832	Zillow Group Inc., Class C Shares*	29,087
1,692	ZipRecruiter Inc., Class A Shares*	7,208
	Total Internet	7,821,275
Media – 0.2%
853	AMC Global Media Inc., Class A Shares*	10,739
149	Cable One Inc.*	4,080
643	Charter Communications Inc., Class A Shares*	98,019
1,107	CuriosityStream Inc.	2,967
831	EchoStar Corp., Class A Shares*	71,832
1,114	EW Scripps Co., Class A Shares*	3,687
213	FactSet Research Systems Inc.	66,786
1,104	Fox Corp., Class A Shares	74,354
790	Fox Corp., Class B Shares	47,574
2,846	Gray Media Inc.	13,888
2,903	iHeartMedia Inc., Class A Shares*	7,896
978	John Wiley & Sons Inc., Class A Shares	51,237
954	Liberty Global Ltd., Class A Shares*	10,256
921	Liberty Global Ltd., Class C Shares*	9,661
626	Liberty Latin America Ltd., Class A Shares*	5,390
3,363	Liberty Latin America Ltd., Class C Shares*	28,754
920	New York Times Co., Class A Shares	61,888
2,118	News Corp., Class A Shares	65,044

See Notes to Financial Statements.
19

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
654	News Corp., Class B Shares	$22,504
176	Nexstar Media Group Inc., Class A Shares	32,055
3,954	Optimum Communications Inc., Class A Shares*	3,846
410	Scholastic Corp.	15,744
1,034	Sinclair Inc.	14,579
938	Sirius XM Holdings Inc.	26,423
746	Sphere Entertainment Co.*	101,680
1,126	Thryv Holdings Inc.*	2,151
3,430	USA TODAY Co., Inc.*	21,575
855	Versant Media Group Inc.	35,158
14,123	Warner Bros Discovery Inc.*	402,929
	Total Media	1,312,696
Telecommunications – 1.9%
1,822	A10 Networks Inc.	46,261
2,127	ADTRAN Holdings Inc.*	16,484
299	Anterix Inc.*	27,176
1,541	Applied Digital Corp.*	39,157
1,549	AST SpaceMobile Inc., Class A Shares*(a)	91,546
236	ATN International Inc.	7,120
435	Aviat Networks Inc.*	8,670
92	BK Technologies Corp.*	6,658
14,250	BlackSky Technology Inc., Class A Shares*	329,175
1,549	Calix Inc.*	59,048
287	Clearfield Inc.*	8,326
3,334	Extreme Networks Inc.*	74,982
15,770	Frequency Electronics Inc.*	950,142
312	Globalstar Inc.*	25,444
1,939	Gogo Inc.*	4,886
175,927	Harmonic Inc.*	2,107,605
387	IDT Corp., Class B Shares	26,401
453	Inseego Corp.*	1,894
4,028	InterDigital Inc.	1,349,501
454	Iridium Communications Inc.	21,329
15,885	Keel Infrastructure Corp.*	50,038
924	Lantronix Inc.*	4,897
16	Liberty Capital Corp., Class A Shares*	427
903	Liberty Capital Corp., Class C Shares*	23,505
25,902	LightPath Technologies Inc., Class A Shares*	260,574
24,871	Lumen Technologies Inc.*	155,444
553	Millicom International Cellular SA	51,849
4,300	Motorola Solutions Inc.	2,086,790
700	NETGEAR Inc.*	14,812

See Notes to Financial Statements.
20

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
242,400	Nokia OYJ, ADR	$2,457,936
563	Ooma Inc.*	12,746
2,552	Powerfleet Inc. NJ*	7,656
66	Preformed Line Products Co.	26,456
2,118	Ribbon Communications Inc.*	4,215
2,250	Satellogic Inc., Class A Shares*	10,958
1,155	Shenandoah Telecommunications Co.	14,287
397	Spok Holdings Inc.	4,172
2,698	Telephone & Data Systems Inc.	90,869
24	Ubiquiti Inc.	14,160
4,600	Uniti Group Inc.*	45,632
3,337	Viasat Inc.*	224,480
72,799	Viavi Solutions Inc.*	2,641,876
5,988	Vistance Networks Inc.*	37,784
	Total Telecommunications	13,443,368
	TOTAL COMMUNICATIONS	23,168,412
CONSUMER CYCLICAL – 10.1%
Airlines – 0.1%
614	Alaska Air Group Inc.*	25,377
657	Allegiant Travel Co.*	49,965
3,651	American Airlines Group Inc.*	49,033
3,844	Delta Air Lines Inc.	299,832
1,601	Frontier Group Holdings Inc.*	9,126
9,179	JetBlue Airways Corp.*	42,223
371	Republic Airways Holdings Inc.*	6,459
1,079	SkyWest Inc.*	102,138
2,632	Southwest Airlines Co.	101,411
1,865	United Airlines Holdings Inc.*	201,401
	Total Airlines	886,965
Apparel – 0.5%
243	Birkenstock Holding PLC*	8,483
3,231	Capri Holdings Ltd.*	42,811
831	Carter’s Inc.	26,916
130	Columbia Sportswear Co.	7,462
6,501	Crocs Inc.*	782,590
843	Deckers Outdoor Corp.*	73,408
1,231	Ermenegildo Zegna NV	16,717
1,417	Fossil Group Inc.*	7,042
1,495	Kontoor Brands Inc.	112,738
36,083	Levi Strauss & Co., Class A Shares	749,083
1,306	On Holding AG, Class A Shares*	37,221
382	Oxford Industries Inc.	14,627

See Notes to Financial Statements.
21

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
256	PVH Corp.	$18,985
212	Ralph Lauren Corp., Class A Shares	73,543
153	Rocky Brands Inc.	6,917
31,949	Steven Madden Ltd.	1,379,558
288	Superior Group of Cos., Inc.	3,442
1,224	Tapestry Inc.	151,029
683	Torrid Holdings Inc.*	1,503
5,191	Under Armour Inc., Class A Shares*	26,163
5,039	Under Armour Inc., Class C Shares*	24,842
2,095	VF Corp.	28,157
202	Weyco Group Inc.	9,043
1,960	Wolverine World Wide Inc.	38,671
	Total Apparel	3,640,951
Auto Manufacturers – 0.7%
831	Blue Bird Corp.*	48,323
3,800	Cummins Inc.	2,144,720
166,043	Ford Motor Co.	2,314,639
3,438	Hyliion Holdings Corp.*	11,930
3,435	Lucid Group Inc.*(a)	16,660
5,089	Rivian Automotive Inc., Class A Shares*	81,729
1,100	Wabash National Corp.	14,839
	Total Auto Manufacturers	4,632,840
Auto Parts & Equipment – 0.9%
1,999	Adient PLC*	37,921
873	Aeva Technologies Inc.*	13,671
8,878	Allison Transmission Holdings Inc.	1,116,053
1,178	Aptiv PLC*	52,727
7,288	Aurora Innovation Inc., Class A Shares*	41,032
20,643	BorgWarner Inc.	1,324,455
506	Cooper-Standard Holdings Inc.*	13,551
2,776	Dana Inc.	83,225
6,205	Dauch Corp.*	38,843
12,738	Dorman Products Inc.*	1,641,291
544	Douglas Dynamics Inc.	22,342
1,105	Fox Factory Holding Corp.*	22,575
4,698	Garrett Motion Inc.	126,611
1,126	Gentex Corp.	25,189
16,951	Gentherm Inc.*	666,005
7,596	Goodyear Tire & Rubber Co.*	47,627
958	Holley Inc.*	2,740
5,337	indie Semiconductor Inc., Class A Shares*(a)	19,827
266	Lear Corp.	33,247

See Notes to Financial Statements.
22

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
43,396	Methode Electronics Inc.	$791,109
5,712	Microvast Holdings Inc.*	4,101
270	Miller Industries Inc.	15,126
323	Motorcar Parts of America Inc.*	3,753
937	Phinia Inc.	64,128
2,931	QuantumScape Corp., Class A Shares*	16,384
5,280	Solid Power Inc.*	12,303
522	Standard Motor Products Inc.	19,690
128	Strattec Security Corp.*	8,978
1,165	Titan International Inc.*	8,376
1,943	Versigent PLC*	92,098
659	Visteon Corp.	67,099
633	XPEL Inc.*	31,182
	Total Auto Parts & Equipment	6,463,259
Distribution/Wholesale – 0.7%
5,337	Copart Inc.*	176,068
1,063	Core & Main Inc., Class A Shares*	45,667
195	Distribution Solutions Group Inc.*	6,784
117	EVI Industries Inc.	1,639
6,743	Fastenal Co.	332,497
863	G-III Apparel Group Ltd.	28,125
349	Global Industrial Co.	13,646
451	Gold.com Inc.	20,281
799	Hudson Technologies Inc.*	4,267
79,029	LKQ Corp.	1,983,628
17,972	OPENLANE Inc.*	639,803
183	Pool Corp.	34,133
1,053	RB Global Inc.	89,063
3,702	Resideo Technologies Inc.*	71,671
1,659	Rush Enterprises Inc., Class A Shares	127,461
207	Rush Enterprises Inc., Class B Shares	16,092
503	ScanSource Inc.*	28,716
221	SiteOne Landscape Supply Inc.*	21,775
2,162	ThredUp Inc., Class A Shares*	5,816
475	Titan Machinery Inc.*	9,771
3,444	VSE Corp.	718,694
199	Watsco Inc.	61,654
286	WESCO International Inc.	97,354
255	WW Grainger Inc.	333,920
	Total Distribution/Wholesale	4,868,525

See Notes to Financial Statements.
23

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 1.0%
1,269	Accel Entertainment Inc., Class A Shares*	$14,771
16,758	AMC Entertainment Holdings Inc., Class A Shares*	44,241
182	Atlanta Braves Holdings Inc., Class A Shares*	10,012
1,339	Atlanta Braves Holdings Inc., Class C Shares*	66,388
229	Bally’s Corp.*	2,052
2,659	Brightstar Lottery PLC	29,967
1,035	Caesars Entertainment Inc.*	30,740
404	Churchill Downs Inc.	35,342
2,867	Cinemark Holdings Inc.	102,094
2,791	DraftKings Inc., Class A Shares*	67,793
729	Falcon’s Beyond Global Inc., Class A Shares*	6,517
878	Flutter Entertainment PLC*	87,958
15,938	IMAX Corp.*	816,026
394	Inspired Entertainment Inc.*	2,297
107	Liberty Live Holdings Inc., Class A Shares*	10,644
263	Liberty Live Holdings Inc., Class C Shares*	27,226
126	Liberty Media Corp. Liberty Formula One, Class A Shares*	11,600
1,315	Liberty Media Corp. Liberty Formula One, Class C Shares*	131,434
4,889	Lionsgate Studios Corp.*	55,392
967	Live Nation Entertainment Inc.*	173,954
1,073	Madison Square Garden Entertainment Corp., Class A Shares*	83,361
90	Madison Square Garden Sports Corp., Class A Shares*	34,626
733	Marriott Vacations Worldwide Corp.	76,423
329	Monarch Casino & Resort Inc.	39,628
3,479	Penn Entertainment Inc.*	58,134
9,768	Pursuit Attractions & Hospitality Inc.*	468,864
182	RCI Hospitality Holdings Inc.	5,302
1,251	Red Rock Resorts Inc., Class A Shares	70,256
492	Reservoir Media Inc.*	4,753
32,296	Rush Street Interactive Inc., Class A Shares*	831,945
2,308	Six Flags Entertainment Corp.*	34,735
317	Starz Entertainment Corp.*	8,393
4,047	Super Group SGHC Ltd.	54,796
17,212	TKO Group Holdings Inc., Class A Shares	3,143,083
532	United Parks & Resorts Inc.*	21,285
179	Vail Resorts Inc.	24,507
436	Webtoon Entertainment Inc.*	4,595
	Total Entertainment	6,691,134
Food Service – 0.3%
32,538	Aramark	1,832,215

See Notes to Financial Statements.
24

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.5%
756	Beazer Homes USA Inc.*	$25,084
212	Cavco Industries Inc.*	118,536
635	Century Communities Inc.	42,894
1,500	Champion Homes Inc.*	133,905
1,449	DR Horton Inc.	209,467
683	Dream Finders Homes Inc., Class A Shares*	9,596
440	Forestar Group Inc.*	12,439
742	Green Brick Partners Inc.*	53,587
127	Hovnanian Enterprises Inc., Class A Shares*	15,765
9,138	Installed Building Products Inc.	2,218,981
1,651	KB Home	87,998
590	LCI Industries	59,372
241	Legacy Housing Corp.*	6,779
1,237	Lennar Corp., Class A Shares	104,044
38	Lennar Corp., Class B Shares	3,126
551	LGI Homes Inc.*	30,823
692	M/I Homes Inc.*	102,977
1,796	Meritage Homes Corp.	124,696
15	NVR Inc.*	94,728
1,145	PulteGroup Inc.	144,636
301	Thor Industries Inc.	22,876
570	Toll Brothers Inc.	81,767
741	Winnebago Industries Inc.	22,297
	Total Home Builders	3,726,373
Home Furnishings – 0.5%
33,089	Alliance Laundry Holdings Inc.*	758,069
34,994	Arhaus Inc., Class A Shares	304,798
939	Daktronics Inc.*	18,339
342	Dolby Laboratories Inc., Class A Shares	21,053
554	Ethan Allen Interiors Inc.	13,102
93	Flexsteel Industries Inc.	7,397
224	Hamilton Beach Brands Holding Co., Class A Shares	7,036
309	Lovesac Co.*	4,819
1,825	MillerKnoll Inc.	41,227
12,214	SharkNinja Inc.*	2,351,073
1,772	Somnigroup International Inc.	114,737
3,276	Sonos Inc.*	51,106
313	Whirlpool Corp.	12,783
1,650	XMAX Inc.*	14,800
1,443	Xperi Inc.*	8,571
	Total Home Furnishings	3,728,910

See Notes to Financial Statements.
25

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Housewares – 0.0%
216	Central Garden & Pet Co.*	$9,283
1,313	Central Garden & Pet Co., Class A Shares*	48,857
11,576	Newell Brands Inc.	72,350
246	Scotts Miracle-Gro Co.	14,711
	Total Housewares	145,201
Leisure Time – 1.3%
753	Acushnet Holdings Corp.	65,052
1,111	Amer Sports Inc.*	33,941
400	Brunswick Corp.	30,360
3,799	Callaway Golf Co.*	59,682
7,342	Carnival Corp., Ltd	175,400
175	Escalade Inc.	3,528
3,078	Global Business Travel Group I*	29,118
2,835	Harley-Davidson Inc.	78,246
98	Johnson Outdoors Inc., Class A Shares	4,410
45,990	Life Time Group Holdings Inc.*	1,932,500
40,151	Lindblad Expeditions Holdings Inc.*	1,066,411
1,183	Livewire Group Inc.*	1,443
517	Malibu Boats Inc., Class A Shares*	13,938
456	MasterCraft Boat Holdings Inc.*	10,616
2,762	Norwegian Cruise Line Holdings Ltd.*	44,579
2,700	OneSpaWorld Holdings Ltd.	67,041
874	Patrick Industries Inc.	71,423
11,005	Peloton Interactive Inc., Class A Shares*	58,987
24,646	Planet Fitness Inc., Class A Shares*	1,271,734
1,473	Polaris Inc.	95,067
7,876	Royal Caribbean Cruises Ltd.	2,116,596
9,739	Sabre Corp.*	21,134
1,072	Viking Holdings Ltd.*	92,342
554	Xponential Fitness Inc., Class A Shares*	3,019
33,676	YETI Holdings Inc.*	1,382,400
	Total Leisure Time	8,728,967
Lodging – 0.3%
288	Boyd Gaming Corp.	22,346
157	Choice Hotels International Inc.	16,228
1,469	Hilton Grand Vacations Inc.*	62,300
232	Hyatt Hotels Corp., Class A Shares	38,737
1,646	Las Vegas Sands Corp.	72,111
630	Marcus Corp.	17,911
1,036	MGM Resorts International*	42,849
385	Travel + Leisure Co.	26,473

See Notes to Financial Statements.
26

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
381	Wyndham Hotels & Resorts Inc.	$28,064
16,124	Wynn Resorts Ltd.	1,471,799
	Total Lodging	1,798,818
Office Furnishings – 0.0%
1,947	HNI Corp.	94,293
1,472	Interface Inc., Class A Shares	55,818
	Total Office Furnishings	150,111
Retail – 3.3%
1,202	Abercrombie & Fitch Co., Class A Shares*	171,982
1,699	Academy Sports & Outdoors Inc.	72,989
1,655	Advance Auto Parts Inc.	69,808
4,277	American Eagle Outfitters Inc.	71,126
1,938	Arko Corp.	8,837
529	Asbury Automotive Group Inc.*	111,831
148	AutoNation Inc.*	29,785
519	Barnes & Noble Education Inc.	6,280
1,073	Bath & Body Works Inc.	20,655
10,306	Best Buy Co., Inc.	826,026
18	Biglari Holdings Inc., Class B Shares*	6,993
11,439	BJ’s Restaurants Inc.*	727,406
746	BJ’s Wholesale Club Holdings Inc.*	67,625
386	Black Rock Coffee Bar Inc., Class A Shares*	3,686
2,052	Bloomin’ Brands Inc.*	21,136
212	BlueLinx Holdings Inc.*	16,882
511	Bob’s Discount Furniture Inc.*	8,600
837	Boot Barn Holdings Inc.*	126,077
1,170	Brinker International Inc.*	267,345
803	Buckle Inc.	34,208
337	Build-A-Bear Workshop Inc.	10,201
379	Burlington Stores Inc.*	98,449
878	Caleres Inc.	10,694
1,520	Camping World Holdings Inc., Class A Shares	9,819
778	CarMax Inc.*	47,715
3,547	Casey’s General Stores Inc.	2,668,089
9,173	Cava Group Inc.*	603,125
1,274	Cheesecake Factory Inc.	139,490
7,568	Chipotle Mexican Grill Inc., Class A Shares*	287,811
10,548	Citi Trends Inc.*	717,950
4,002	Clean Energy Fuels Corp.*	6,363
569	Cracker Barrel Old Country Store Inc.	31,432
693	Darden Restaurants Inc.	148,482
624	Dave & Buster’s Entertainment Inc.*	5,597

See Notes to Financial Statements.
27

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
788	Designer Brands Inc., Class A Shares	$4,310
382	Dick’s Sporting Goods Inc.	51,608
16	Dillard’s Inc., Class A Shares	10,016
347	Dine Brands Global Inc.	11,479
1,331	Dollar General Corp.	168,704
13,477	Dollar Tree Inc.*	1,706,053
163	Domino’s Pizza Inc.	55,756
13,409	Dutch Bros Inc., Class A Shares*	655,164
562	El Pollo Loco Holdings Inc.*	8,582
158	Envela Corp.*	2,180
3,770	EVgo Inc., Class A Shares*	5,052
1,134	Ferguson Enterprises Inc.	254,594
1,616	First Watch Restaurant Group Inc.*	20,491
5,779	FirstCash Holdings Inc.	1,239,422
5,530	Five Below Inc.*	1,365,025
626	Floor & Decor Holdings Inc., Class A Shares*	31,469
13,542	Freshpet Inc.*	946,044
2,196	GameStop Corp., Class A Shares*	40,362
1,173	Gap Inc.	26,170
285	Genesco Inc.*	9,539
831	Genuine Parts Co.	112,742
7,172	Group 1 Automotive Inc.	1,933,141
271	Haverty Furniture Cos., Inc.	7,390
80	J Jill Inc.	1,562
503	Jack in the Box Inc.*	8,305
2,653	Kohl’s Corp.	47,276
2,191	Krispy Kreme Inc.*	7,493
139	Kura Sushi USA Inc., Class A Shares*	6,347
1,108	La-Z-Boy Inc.	35,057
4,156	Lithia Motors Inc., Class A Shares	1,526,582
571	Lululemon Athletica Inc.*	68,668
1,601	Macy’s Inc.	35,158
518	MarineMax Inc.*	27,029
361	Movado Group Inc.	12,177
266	MSC Industrial Direct Co., Inc., Class A Shares	31,622
3,810	Murphy USA Inc.	1,963,636
2,159	National Vision Holdings Inc.*	36,876
1,123	Nu Skin Enterprises Inc., Class A Shares	5,267
310	Ollie’s Bargain Outlet Holdings Inc.*	23,380
494	OneWater Marine Inc., Class A Shares*	5,923
873	Papa John’s International Inc.	20,498
291	PC Connection Inc.	23,242

See Notes to Financial Statements.
28

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
105	Penske Automotive Group Inc.	$22,742
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	5,009
1,650	Portillo’s Inc., Class A Shares*	7,540
709	PriceSmart Inc.	120,537
5,331	QXO Inc.*	70,796
2,075	Restaurant Brands International Inc.	161,601
423	RH*	63,090
2,681	Sally Beauty Holdings Inc.*	43,915
934	Savers Value Village Inc.*	9,648
1,029	Shake Shack Inc., Class A Shares*	70,888
442	Shoe Station Group Inc.	6,055
1,069	Signet Jewelers Ltd.	87,957
4,569	Sonic Automotive Inc., Class A Shares	359,352
2,445	Sweetgreen Inc., Class A Shares*	17,017
380	Texas Roadhouse Inc., Class A Shares	74,328
3,092	Tractor Supply Co.	107,911
251	Ulta Beauty Inc.*	134,812
14,840	Urban Outfitters Inc.*	1,197,440
1,899	Victoria’s Secret & Co.*	162,194
2,788	Warby Parker Inc., Class A Shares*	68,585
4,374	Wendy’s Co.(a)	36,304
707	Williams-Sonoma Inc.	161,373
141	Wingstop Inc.	15,437
75	Winmark Corp.	24,954
426	Yesway Inc., Class A Shares*	10,612
1,594	Yum! Brands Inc.	244,376
348	Zumiez Inc.*	6,229
	Total Retail	23,296,587
Textiles – 0.0%
398	UniFirst Corp.	110,087
Toys/Games/Hobbies – 0.0%
720	Funko Inc., Class A Shares*	4,839
823	Hasbro Inc.	77,444
154	JAKKS Pacific Inc.	3,867
1,615	Mattel Inc.*	24,144
	Total Toys/Games/Hobbies	110,294
	TOTAL CONSUMER CYCLICAL	70,811,237
CONSUMER NON-CYCLICAL – 22.6%
Agriculture – 0.1%
131	Alico Inc.	5,205
902	Andersons Inc.	58,513
2,847	Archer-Daniels-Midland Co.	231,433

See Notes to Financial Statements.
29

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Agriculture – (continued)
743	Bunge Global SA	$86,344
899	Darling Ingredients Inc.*	59,577
871	Del Monte Corp.	27,593
2,046	Dole PLC	28,337
392	Limoneira Co.	5,394
464	Tejon Ranch Co.*	7,461
4,449	Turning Point Brands Inc.	360,235
623	Universal Corp.	28,346
931	Vital Farms Inc.*	9,943
	Total Agriculture	908,381
Beverages – 0.5%
209	Boston Beer Co., Inc., Class A Shares*	37,162
210	BRC Inc., Class A Shares*	1,688
240	Brown-Forman Corp., Class A Shares	6,538
726	Brown-Forman Corp., Class B Shares	19,290
1,056	Celsius Holdings Inc.*	33,211
315	Coca-Cola Consolidated Inc.	61,605
835	Constellation Brands Inc., Class A Shares	109,068
72,075	Keurig Dr Pepper Inc.	2,296,310
7,329	MGP Ingredients Inc.	121,735
953	Molson Coors Beverage Co., Class B Shares	37,891
605	National Beverage Corp.	19,136
1,553	Primo Brands Corp., Class A Shares	35,439
16,157	Vita Coco Co., Inc.*	948,658
1,130	Westrock Coffee Co.*	8,803
	Total Beverages	3,736,534
Biotechnology – 7.5%
976	4D Molecular Therapeutics Inc.*	13,771
35,919	AbCellera Biologics Inc.*	412,350
1,404	Abeona Therapeutics Inc.*	8,213
3,601	Absci Corp.*	32,553
3,468	ACADIA Pharmaceuticals Inc.*	100,260
2,094	Achieve Life Sciences Inc.*	16,626
3,124	ADC Therapeutics SA*	3,655
5,598	ADMA Biologics Inc.*	52,565
1,036	Agenus Inc.*	7,884
1,685	Akero Therapeutics Inc.*(b)(c)	1,095
488	Aktis Oncology Inc.*	12,644
2,403	Alector Inc.*	5,431
6,907	Allogene Therapeutics Inc.*	13,814
768	Alnylam Pharmaceuticals Inc.*	184,850
5,347	Altimmune Inc.*	16,629

See Notes to Financial Statements.
30

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
16,080	Alto Neuroscience Inc.*	$568,910
2,125	Alumis Inc.*	46,346
2,804	ALX Oncology Holdings Inc.*	5,412
514	AnaptysBio Inc.*	29,313
2,026	Anavex Life Sciences Corp.*	5,673
3,295	ANI Pharmaceuticals Inc.*	241,359
4,042	Annexon Inc.*	19,967
585	Apellis Pharmaceuticals Inc.*(b)(c)	18
1,213	Apogee Therapeutics Inc.*	163,852
3,443	Arbutus Biopharma Corp.*	17,490
876	Arcellx Inc.*(b)(c)	61
525	Arcturus Therapeutics Holdings Inc.*	7,749
2,406	Arcus Biosciences Inc.*	70,448
23,178	Arcutis Biotherapeutics Inc.*	555,577
6,049	Ardelyx Inc.*	22,865
1,020	ArriVent Biopharma Inc.*	30,651
23,780	Arrowhead Pharmaceuticals Inc.*	1,959,234
1,557	ARS Pharmaceuticals Inc.*	9,342
1,686	Arvinas Inc.*	15,511
257	Assembly Biosciences Inc.*	8,643
8,619	AtaiBeckley Inc.*	63,263
1,524	Atea Pharmaceuticals Inc.*	8,153
1,446	Aura Biosciences Inc.*	10,382
3,210	Aurinia Pharmaceuticals Inc.*	51,713
1,124	Avalo Therapeutics Inc.*	21,738
461	Avalyn Pharma Inc.*	16,011
3,835	Axsome Therapeutics Inc.*	761,324
2,667	Beam Therapeutics Inc.*	78,490
493	Benitec Biopharma Inc.*	6,000
1,211	Bicara Therapeutics Inc.*	27,998
883	BioAge Labs Inc.*	8,388
6,060	BioCryst Pharmaceuticals Inc.*	58,782
892	Biogen Inc.*	193,252
3,592	Biohaven Ltd.*	54,850
1,057	BioMarin Pharmaceutical Inc.*	68,948
115	Bio-Rad Laboratories Inc., Class A Shares*	44,404
1,023	Bridgebio Pharma Inc.*	78,352
6,212	Bright Minds Biosciences Inc.*	445,587
2,726	C4 Therapeutics Inc.*	10,113
3,028	Cabaletta Bio Inc.*	9,417
1,447	Capricor Therapeutics Inc.*(a)	14,340
326	Cartesian Therapeutics Inc.*	3,025

See Notes to Financial Statements.
31

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
4,309	Celcuity Inc.*	$383,760
2,103	Celldex Therapeutics Inc.*	83,342
3,207	Century Therapeutics Inc.*	6,574
3,126	Certara Inc.*	25,915
1,985	CG oncology Inc.*	149,193
948	Climb Bio Inc.*	13,016
1,788	Codexis Inc.*	3,040
32,680	Cogent Biosciences Inc.*	1,143,800
3,209	Compass Therapeutics Inc.*	7,670
723	Contineum Therapeutics Inc., Class A Shares*	11,742
1,073	Contra Alimera Science*(b)(c)	43
26,245	Corteva Inc.	2,221,114
581	Crescent Biopharma Inc.*	9,645
2,790	Crinetics Pharmaceuticals Inc.*	237,010
2,508	CRISPR Therapeutics AG*	142,906
1,581	Cullinan Therapeutics Inc.*	34,893
3,278	Cytek Biosciences Inc.*	15,669
3,486	Cytokinetics Inc.*	247,192
4,788	CytomX Therapeutics Inc.*	16,088
1,436	Damora Therapeutics Inc.*	40,466
85,472	Definium Therapeutics Inc.*	3,394,948
3,957	Denali Therapeutics Inc.*	94,018
27,398	Design Therapeutics Inc.*	413,436
648	DiaMedica Therapeutics Inc.*	4,115
1,273	Dianthus Therapeutics Inc.*	134,442
761	Disc Medicine Inc., Class A Shares*	59,853
3,944	Dyne Therapeutics Inc.*	100,296
29,096	Edgewise Therapeutics Inc.*	1,215,340
2,959	Editas Medicine Inc.*	9,055
566	Eikon Therapeutics Inc.*	5,920
2,075	Eledon Pharmaceuticals Inc.*	6,183
1,657	Emergent BioSolutions Inc.*	10,108
543	Entrada Therapeutics Inc.*	3,828
5,738	Erasca Inc.*	102,595
1,358	Evolus Inc.*	12,344
248	Evommune Inc.*	3,140
18,485	Exelixis Inc.*	1,010,020
1,885	EyePoint Inc.*	8,482
607	First Tracks Biotherapeutics Inc.*	25,397
657	Generate Biomedicines Inc.*	10,032
15,412	Geron Corp.*	22,964
151	Greenwich Lifesciences Inc.*(a)	2,257

See Notes to Financial Statements.
32

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
8,022	Halozyme Therapeutics Inc.*	$854,263
11,022	Hemab Therapeutics Holdings Inc.*	504,036
2,256	Ideaya Biosciences Inc.*	90,466
919	Illumina Inc.*	196,326
1,105	Immix Biopharma Inc.*	15,503
10,399	ImmunityBio Inc.*	82,672
47,329	Immunome Inc.*	1,297,288
2,295	Immunovant Inc.*	93,682
10,033	Incyte Corp.*	1,236,266
220	Inhibrx Biosciences Inc.*	27,874
1,783	Innoviva Inc.*	37,033
1,298	Insmed Inc.*	158,122
3,636	Intellia Therapeutics Inc.*	46,286
5,502	Invivyd Inc.*	5,254
13,256	Ionis Pharmaceuticals Inc.*	800,132
10,705	Iovance Biotherapeutics Inc.*	87,460
876	Jade Biosciences Inc.*	18,711
917	Janux Therapeutics Inc.*	16,708
1,242	Kailera Therapeutics Inc.*	19,127
9,454	Kardigan Inc.*	190,593
518	Karyopharm Therapeutics Inc.*	1,067
497	Keros Therapeutics Inc.*	5,507
17,631	Kiniksa Pharmaceuticals International PLC, Class A Shares*	1,386,326
1,059	Kodiak Sciences Inc.*	39,554
140	Korro Bio Inc.*	1,749
670	Krystal Biotech Inc.*	240,771
1,878	Kura Oncology Inc.*	23,757
10,261	Kymera Therapeutics Inc.*	1,219,109
1,129	Kyverna Therapeutics Inc.*	9,568
51,121	Larimar Therapeutics Inc.*	195,282
625	LB Pharmaceuticals Inc.*	29,537
446	LENZ Therapeutics Inc.*	2,324
1,487	Lexeo Therapeutics Inc.*	7,078
6,695	Lexicon Pharmaceuticals Inc.*	15,064
2,657	Ligand Pharmaceuticals Inc.*	754,854
4,796	Lineage Cell Therapeutics Inc.*	5,276
1,899	Liquidia Corp.*	129,455
1,635	MacroGenics Inc.*	6,524
281	MapLight Therapeutics Inc.*	3,645
39,756	Maravai LifeSciences Holdings Inc., Class A Shares*	303,736
10,126	Maze Therapeutics Inc.*	269,048
18,111	MBX Biosciences Inc.*	1,115,638

See Notes to Financial Statements.
33

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
1,494	MeiraGTx Holdings PLC*	$20,632
1,544	Mineralys Therapeutics Inc.*	39,634
199	Mirati Therapeutics Inc.*(b)(c)	139
2,202	Moderna Inc.*	309,029
135	Monopar Therapeutics Inc.*	15,111
1,992	Monte Rosa Therapeutics Inc.*	27,768
2,357	Myriad Genetics Inc.*	7,590
927	Nektar Therapeutics*	66,169
63,284	NeoGenomics Inc.*	1,133,416
1,498	Niagen Bioscience Inc.*	4,689
1,202	Nkarta Inc.*	3,257
3,470	Novavax Inc.*	32,514
2,362	Nurix Therapeutics Inc.*	60,892
6,560	Nuvation Bio Inc.*	43,690
2,040	Olema Pharmaceuticals Inc.*	21,277
13,688	Omeros Corp.*(a)	257,198
3,430	OmniAb Inc.*	15,023
1,392	Opus Genetics Inc.*	5,039
2,438	Organogenesis Holdings Inc., Class A Shares*	4,193
1,355	Oruka Therapeutics Inc.*	125,500
4,119	Ovid Therapeutics Inc.*	10,998
3,841	Palisade Bio Inc.*	7,490
295	Palvella Therapeutics Inc.*	45,014
1,850	Perspective Therapeutics Inc.*	5,846
1,253	Phathom Pharmaceuticals Inc.*	11,991
15,086	Praxis Precision Medicines Inc.*	5,284,626
5,025	Precigen Inc.*	34,823
624	Precision BioSciences Inc.*	4,767
2,350	Prime Medicine Inc.*	8,436
2,547	Protalix BioTherapeutics Inc.*	6,546
792	Protara Therapeutics Inc.*	3,057
1,032	Prothena Corp. PLC*	9,649
29,177	PTC Therapeutics Inc.*	2,028,969
1,021	Puma Biotechnology Inc.*	9,301
796	Rapport Therapeutics Inc.*	38,741
13,319	Recursion Pharmaceuticals Inc., Class A Shares*	45,285
2,490	Regeneron Pharmaceuticals Inc.	1,989,709
1,455	REGENXBIO Inc.*	13,822
4,348	Relay Therapeutics Inc.*	79,916
2,544	Relmada Therapeutics Inc.*	11,092
1,856	Replimune Group Inc.*	28,397
5,531	Revolution Medicines Inc.*	1,137,008

See Notes to Financial Statements.
34

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,118	Rezolute Inc.*	$9,933
515	Rigel Pharmaceuticals Inc.*	23,783
1,696	Rocket Pharmaceuticals Inc.*	6,309
2,961	Roivant Sciences Ltd.*	102,569
2,504	Royalty Pharma PLC, Class A Shares	153,771
4,780	Sana Biotechnology Inc.*	18,499
2,800	Sarepta Therapeutics Inc.*	58,884
3,419	Savara Inc.*	18,428
27,132	Scholar Rock Holding Corp.*	1,541,098
23,560	Septerna Inc.*	898,814
1,650	Shattuck Labs Inc.*	11,566
423	Sionna Therapeutics Inc.*	2,551
1,875	Solid Biosciences Inc.*	17,962
1,482	Stoke Therapeutics Inc.*	46,238
23,067	Structure Therapeutics Inc., ADR*	1,059,006
736	Summit Therapeutics Inc.*	10,024
429	Sutro Biopharma Inc.*	8,683
2,149	Syndax Pharmaceuticals Inc.*	41,454
3,789	Tango Therapeutics Inc.*	86,541
6,328	Tarsus Pharmaceuticals Inc.*	469,791
6,450	Taysha Gene Therapies Inc.*	36,701
275	Tectonic Therapeutic Inc.*	8,234
677	Tenax Therapeutics Inc.*	1,246
3,724	TG Therapeutics Inc.*	202,213
810	Theravance Biopharma Inc.*	13,802
840	Third Harmonic Bio Inc.*(b)	25
16,445	Travere Therapeutics Inc.*	1,089,975
666	TriSalus Life Sciences Inc.*	3,297
990	Tyra Biosciences Inc.*	24,780
2,601	Ultragenyx Pharmaceutical Inc.*	65,571
251	United Therapeutics Corp.*	128,105
773	Upstream Bio Inc.*	5,117
1,146	UroGen Pharma Ltd.*	49,381
1,719	Vera Therapeutics Inc., Class A Shares*	58,584
2,180	Veracyte Inc.*	94,154
1,463	Verastem Inc.*	10,563
1,270	Vericel Corp.*	50,673
631	Viking Therapeutics Inc.*	20,684
3,307	Vir Biotechnology Inc.*	36,179
2,430	Viridian Therapeutics Inc.*	56,279
1,098	Vor BioPharma Inc.*	24,683
37,100	Wave Life Sciences Inc.*	181,790

See Notes to Financial Statements.
35

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,175	X4 Pharmaceuticals Inc.*	$8,787
1,886	Xencor Inc.*	51,422
48,831	Xenon Pharmaceuticals Inc.*	2,940,603
742	Zenas Biopharma Inc.*	23,981
1,300	Zentalis Pharmaceuticals Inc.*	4,888
1,220	Zevra Therapeutics Inc.*	14,323
1,534	Zura Bio Ltd., Class A Shares*	8,498
1,182	Zymeworks Inc.*	34,763
	Total Biotechnology	52,523,261
Commercial Services – 4.1%
1,488	ABM Industries Inc.	69,385
668	Acacia Research Corp.*	2,966
2,747	ADT Inc.	20,300
34,427	Affirm Holdings Inc., Class A Shares*	2,563,090
727	AirSculpt Technologies Inc.*	1,832
1,246	Alarm.com Holdings Inc.*	71,720
309	Alta Equipment Group Inc.*	1,823
14,891	American Public Education Inc.*	679,774
989	AMN Healthcare Services Inc.*	33,903
2,307	API Group Corp.*	90,550
2,825	Arlo Technologies Inc.*	37,149
89	Avis Budget Group Inc.*	13,127
654	Barrett Business Services Inc.	22,498
3,088	Block Inc., Class A Shares*	253,278
641	Booz Allen Hamilton Holding Corp., Class A Shares	48,492
286	Bright Horizons Family Solutions Inc.*	21,215
1,848	BrightView Holdings Inc.*	20,531
1,125	Brink’s Co.	122,546
326	Carriage Services Inc., Class A Shares	10,970
325	Cass Information Systems Inc.	18,236
1,265	CBIZ Inc.*	68,930
23,970	Chime Financial Inc., Class A Shares*	793,647
407	Cimpress PLC*	36,268
9,419	Clarivate PLC*	19,309
2,491	CoreCivic Inc.*	82,751
372	Corpay Inc.*	150,400
5,523	Coursera Inc.*	36,010
927	Covista Inc.*	122,670
237	CPI Card Group Inc.*	6,866
171	CRA International Inc.	29,839
1,729	Custom Truck One Source Inc.*	15,924
1,122	Deluxe Corp.	25,918

See Notes to Financial Statements.
36

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
2,450	Dlocal Ltd., Class A Shares	$36,334
1,526	Driven Brands Holdings Inc.*	18,953
603	Ennis Inc.	12,868
717	Equifax Inc.	135,628
213	Euronet Worldwide Inc.*	14,806
1,540	EVERTEC Inc.	45,630
2,434	First Advantage Corp.*	51,163
39,356	Flywire Corp.*	743,435
253	Franklin Covey Co.*	5,149
2,422	FTAI Infrastructure Inc.	8,429
167	FTI Consulting Inc.*	25,145
3,293	GEO Group Inc.*	104,750
1,316	Global Payments Inc.	119,822
4,871	GPGI Inc., Class A Shares	64,395
86	Graham Holdings Co., Class B Shares	97,085
139	Grand Canyon Education Inc.*	20,590
1,197	Green Dot Corp., Class A Shares*	15,908
670	H&R Block Inc.	34,605
683	Hackett Group Inc.	7,656
1,863	Healthcare Services Group Inc.*	40,967
902	Herc Holdings Inc.	137,411
2,710	Hertz Global Holdings Inc.*(a)	6,152
320	HireQuest Inc.	5,107
17,299	Huron Consulting Group Inc.*	2,765,937
435	ICF International Inc.	38,758
616	Information Services Group Inc.	3,154
996	Insperity Inc.	53,137
716	Kelly Services Inc., Class A Shares	12,315
7,224	Kforce Inc.	415,958
753	KinderCare Learning Cos., Inc.*	1,898
43,213	Korn Ferry	3,696,872
3,095	Laureate Education Inc., Class A Shares*	116,155
2,570	Legalzoom.com Inc.*	16,011
1,581	Legence Corp., Class A Shares*	84,694
756	Lifecore Biomedical Inc.*	3,372
15,648	Lincoln Educational Services Corp.*	393,704
1,261	ManpowerGroup Inc.	79,380
185	MarketAxess Holdings Inc.	30,087
2,297	Marqeta Inc., Class A Shares*	37,717
743	Matthews International Corp., Class A Shares	15,432
757	Monro Inc.	9,432
4,300	Moody’s Corp.	2,169,952

See Notes to Financial Statements.
37

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
119	Morningstar Inc.	$26,054
256	NIQ Global Intelligence PLC*	4,879
2,005	NPK International Inc.*	26,626
318	NRC Health	6,659
228	Paylocity Holding Corp.*	36,530
39,656	Paymentus Holdings Inc., Class A Shares*	1,411,754
6,993	Payoneer Global Inc.*	49,720
5,287	PayPal Holdings Inc.	278,440
805	Paysafe Ltd.*	5,184
1,656	Perdoceo Education Corp.	55,045
744	Priority Technology Holdings Inc.*	3,951
956	PROG Holdings Inc.	36,452
1,890	Progyny Inc.*	48,365
1,041	Quad/Graphics Inc.	10,472
1,149	Quanta Services Inc.	697,546
170	RCM Technologies Inc.*	7,072
46,026	Remitly Global Inc.*	1,230,735
2,093	Repay Holdings Corp., Class A Shares*	7,514
605	Robert Half Inc.	27,431
1,667	Rollins Inc.	60,129
785	Service Corp. International	64,087
441	Sezzle Inc.*	53,163
363	Shift4 Payments Inc., Class A Shares*(a)	15,348
781	Spire Global Inc., Class A Shares*(a)	10,364
6,026	StoneCo Ltd., Class A Shares	58,452
575	Strategic Education Inc.	47,633
1,138	Stride Inc.*	98,653
29,382	Sunbelt Rentals Holdings Inc.	2,123,731
44,998	Target Hospitality Corp.*	833,363
4,721	TIC Solutions Inc.*	44,802
2,790	Toast Inc., Class A Shares*	95,111
259	Transcat Inc.*	22,401
1,126	TransUnion	95,609
715	TriNet Group Inc.	50,257
772	TrueBlue Inc.*	8,098
47	U-Haul Holding Co.*	3,165
599	U-Haul Holding Co. (Non-Voting), Class B Shares	35,742
464	UL Solutions Inc., Class A Shares	34,577
366	United Rentals Inc.	379,908
17,070	Universal Technical Institute Inc.*	360,689
1,404	Upbound Group Inc.	25,693
262	USCB Financial Holdings Inc.	5,827

See Notes to Financial Statements.
38

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
31,374	Valvoline Inc.*	$1,005,850
9,778	Verisk Analytics Inc., Class A Shares	1,894,781
3,858	Verra Mobility Corp., Class A Shares*	17,091
2,174	Vestis Corp.*	27,197
210	WEX Inc.*	40,022
356	Willdan Group Inc.*	31,310
885	WillScot Holdings Corp.	18,319
	Total Commercial Services	28,719,671
Cosmetics/Personal Care – 0.6%
9,736	Coty Inc., Class A Shares*	27,748
1,291	Edgewell Personal Care Co.	37,077
7,609	elf Beauty Inc.*	829,761
1,493	Estee Lauder Cos., Inc., Class A Shares	152,734
2,231	Honest Co., Inc.*	12,761
483	Interparfums Inc.	56,719
10,908	Kenvue Inc.	205,943
1,084	Oddity Tech Ltd., Class A Shares*	15,610
3,789	Perrigo Co. PLC	55,471
60,247	Prestige Consumer Healthcare Inc.*	3,119,590
	Total Cosmetics/Personal Care	4,513,414
Food – 1.3%
2,105	Albertsons Cos., Inc., Class A Shares	25,997
2,550	B&G Foods Inc.	8,848
1,178	Cal-Maine Foods Inc.	92,968
973	Campbell’s Co.(a)	23,041
1,002	Chefs’ Warehouse Inc.*	112,695
2,667	Conagra Brands Inc.	42,725
5,142	Flowers Foods Inc.	35,583
3,227	General Mills Inc.	132,952
2,220	Grocery Outlet Holding Corp.*	26,529
885	Hershey Co.	155,946
1,696	Hormel Foods Corp.	37,058
370	Ingles Markets Inc., Class A Shares	30,266
12,354	Ingredion Inc.	1,278,145
404	J & J Snack Foods Corp.	35,625
1,974	JBS NV, Class A Shares	26,531
19,378	JM Smucker Co.	2,541,618
225	John B Sanfilippo & Son Inc.	16,580
5,175	Kraft Heinz Co.	132,842
3,373	Kroger Co.	194,082
687	Lamb Weston Holdings Inc.	37,462
233	Lifeway Foods Inc.*	6,065

See Notes to Financial Statements.
39

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
42,849	Mama’s Creations Inc.*	$695,439
6,096	Marzetti Co.	686,714
1,490	McCormick & Co., Inc.	80,788
1,492	Mission Produce Inc.*	18,978
96	Nathan’s Famous Inc.	9,395
380	Natural Grocers by Vitamin Cottage Inc.	10,401
338	Once Upon a Farm PBC*	5,854
18,808	Performance Food Group Co.*	1,865,189
226	Pilgrim’s Pride Corp.*	7,092
246	Post Holdings Inc.*	20,507
1	Seaboard Corp.	3,910
106	Seneca Foods Corp., Class A Shares*	21,019
2,256	Simply Good Foods Co.*	25,831
152	Smithfield Foods Inc.	3,330
503	Sprouts Farmers Market Inc.*	41,266
2,838	Sysco Corp.	230,105
1,666	Tyson Foods Inc., Class A Shares	91,863
1,643	United Natural Foods Inc.*	72,062
1,246	US Foods Holding Corp.*	130,631
1,678	Utz Brands Inc.	23,828
309	Village Super Market Inc., Class A Shares	13,374
323	Weis Markets Inc.	22,949
	Total Food	9,074,083
Healthcare-Products – 4.0%
3,207	10X Genomics Inc., Class A Shares*	200,277
50,689	Adaptive Biotechnologies Corp.*	1,263,170
17,476	Agilent Technologies Inc.	2,683,615
358	Alamar Biosciences Inc.*	10,933
393	Align Technology Inc.*	62,797
2,980	Alphatec Holdings Inc.*	27,923
889	AngioDynamics Inc.*	14,340
2,158	Anteris Technologies Global Corp.*	18,580
1,195	Artivion Inc.*	32,253
1,239	AtriCure Inc.*	59,906
3,855	Avantor Inc.*	56,052
17,656	Axogen Inc.*	896,219
958	Azenta Inc.*	31,279
2,868	Baxter International Inc.	74,568
932	Beta Bionics Inc.*	18,593
1,109	BioLife Solutions Inc.*	41,111
946	Bio-Techne Corp.	68,405
1,140	Bioventus Inc., Class A Shares*	15,561

See Notes to Financial Statements.
40

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
671	Bruker Corp.	$38,925
70,458	Butterfly Network Inc., Class A Shares*	555,914
662	CapsoVision Inc.*	3,866
17,850	CareDx Inc.*	894,463
506	Caris Life Sciences Inc.*	12,898
659	Castle Biosciences Inc.*	21,767
742	Ceribell Inc.*	17,793
4,381	Cerus Corp.*	11,566
818	ClearPoint Neuro Inc.*	12,384
815	CONMED Corp.	40,628
1,081	Cooper Cos., Inc.*	75,767
460	CVRx Inc.*	1,362
909	Delcath Systems Inc.*	14,962
5,508	DENTSPLY SIRONA Inc.	61,524
3,378	Edwards Lifesciences Corp.*	306,553
180	Electromed Inc.*	5,035
1,468	Embecta Corp.	7,545
1,360	Enovis Corp.*	33,442
31,324	Envista Holdings Corp.*	850,133
729	Establishment Labs Holdings Inc.*	50,542
2,749	GE HealthCare Technologies Inc.	195,811
12,715	Glaukos Corp.*	2,283,105
17,716	Globus Medical Inc., Class A Shares*	1,441,551
1,111	GRAIL Inc.*	88,180
24,201	Guardant Health Inc.*	3,848,443
1,269	Haemonetics Corp.*	130,796
665	ICU Medical Inc.*	115,012
469	IDEXX Laboratories Inc.*	261,088
504	InfuSystem Holdings Inc.*	6,124
483	Inogen Inc.*	2,594
781	Inspire Medical Systems Inc.*	49,195
416	Insulet Corp.*	61,843
893	Integer Holdings Corp.*	111,848
38,086	Integra LifeSciences Holdings Corp.*	644,415
187	iRadimed Corp.	16,153
891	IRhythm Holdings Inc.*	105,976
14,685	Kestra Medical Technologies Ltd.*	378,139
1,398	KORU Medical Systems Inc.*	4,613
1,758	Lantheus Holdings Inc.*	177,488
533	LeMaitre Vascular Inc.	42,789
1,512	LivaNova PLC*	120,673
2,141	Lucid Diagnostics Inc.*	2,095

See Notes to Financial Statements.
41

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
2,715	Medline Inc., Class A Shares*	$95,106
1,610	Merit Medical Systems Inc.*	145,963
3,002	MiMedx Group Inc.*	13,629
774	MiniMed Group Inc.*(a)	15,681
10,815	Natera Inc.*	3,481,997
5,768	Neogen Corp.*	66,678
26,285	NeuroPace Inc.*	385,075
2,784	Novocure Ltd.*	49,138
1,188	Omnicell Inc.*	41,770
1,764	OraSure Technologies Inc.*	6,333
1,042	Orchestra BioMed Holdings Inc.*	5,252
826	Orthofix Medical Inc.*	7,756
380	OrthoPediatrics Corp.*	8,858
8,898	Pacific Biosciences of California Inc.*	12,057
224	Penumbra Inc.*	72,374
1,262	PROCEPT BioRobotics Corp.*	26,754
426	Pulse Biosciences Inc.*	21,441
1,204	QIAGEN NV	52,121
1,247	Quanterix Corp.*	3,329
1,616	QuidelOrtho Corp.*	23,319
312	Repligen Corp.*	56,466
879	ResMed Inc.	211,048
13,915	Revvity Inc.	1,790,443
944	RxSight Inc.*	6,919
91	Sanara Medtech Inc.*	3,174
7,206	Shoulder Innovations Inc.*	151,038
1,008	SI-BONE Inc.*	19,172
894	Solventum Corp.*	81,408
814	STAAR Surgical Co.*	18,388
2,874	Stereotaxis Inc.*	4,139
558	STERIS PLC	129,813
22,033	Tactile Systems Technology Inc.*	506,318
29,157	Tandem Diabetes Care Inc.*	641,746
272	Teleflex Inc.	38,638
629	Tempus AI Inc., Class A Shares*	39,658
923	TransMedics Group Inc.*	78,335
5,062	Twist Bioscience Corp.*	703,618
191	UFP Technologies Inc.*	56,908
82	Utah Medical Products Inc.	5,833
912	Varex Imaging Corp.*	16,863
578	Waters Corp.*	239,656

See Notes to Financial Statements.
42

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
406	West Pharmaceutical Services Inc.	$138,491
1,108	Zimmer Biomet Holdings Inc.	110,844
	Total Healthcare-Products	28,264,129
Healthcare-Services – 2.2%
2,504	Acadia Healthcare Co., Inc.*	69,010
12,756	Addus HomeCare Corp.*	1,462,731
338	agilon health Inc.*	29,707
5,495	Alignment Healthcare Inc.*	73,633
749	Ardent Health Inc.*	8,104
1,140	Astrana Health Inc.*	43,445
43,593	Aveanna Healthcare Holdings Inc.*	585,018
4,193	BrightSpring Health Services Inc.*	244,871
6,453	Brookdale Senior Living Inc.*	76,081
2,985	Centene Corp.*	192,055
297	Charles River Laboratories International Inc.*	85,607
72	Chemed Corp.	37,347
11,316	Clover Health Investments Corp., Class A Shares*	46,961
3,046	Community Health Systems Inc.*	8,894
3,173	Concentra Group Holdings Parent Inc.	107,057
772	CorVel Corp.*	53,175
191	DaVita Inc.*	33,618
5,300	Elevance Health Inc.	2,080,462
22,222	Encompass Health Corp.	2,671,307
342	Ensign Group Inc.	58,913
2,511	Fortrea Holdings Inc.*	46,127
458	Fulgent Genetics Inc.*	8,871
548	GeneDx Holdings Corp., Class A Shares*	46,476
1,193	Ginkgo Bioworks Holdings Inc.*	8,124
2,283	HealthEquity Inc.*	220,401
6,312	Humana Inc.	2,418,948
485	Innovage Holding Corp.*	5,238
1,007	IQVIA Holdings Inc.*	263,018
473	Labcorp Holdings Inc.	157,348
841	LifeMD Inc.*	2,599
5,152	LifeStance Health Group Inc.*	63,679
601	Lumexa Imaging Holdings Inc.*	7,014
135	Medpace Holdings Inc.*	80,189
301	Molina Healthcare Inc.*	59,830
326	National HealthCare Corp.	70,589
7,757	OPKO Health Inc.*	11,403
25,730	Option Care Health Inc.*	603,368
6,485	Oscar Health Inc., Class A Shares*	194,291

See Notes to Financial Statements.
43

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
1,252	PACS Group Inc.*	$52,972
2,178	Pediatrix Medical Group Inc.*	57,129
884	Pennant Group Inc.*	32,496
1,577	Personalis Inc.*	26,462
3,252	Privia Health Group Inc.*	66,633
9,668	Quest Diagnostics Inc.	2,323,220
1,925	RadNet Inc.*	145,954
775	Sonida Senior Living Inc.*	29,062
1,554	Sotera Health Co.*	29,371
1,959	Starling Oncology Inc.*	11,578
1,045	Strata Critical Medical Inc.*	5,915
2,030	Surgery Partners Inc.*	28,197
4,451	Teladoc Health Inc.*	28,219
517	Tenet Healthcare Corp.*	137,475
281	Universal Health Services Inc., Class B Shares	47,863
387	US Physical Therapy Inc.	30,085
795	Viemed Healthcare Inc.*	7,028
	Total Healthcare-Services	15,295,168
Household Products/Wares – 0.1%
2,479	ACCO Brands Corp.	10,610
111	Acme United Corp.	6,918
440	Avery Dennison Corp.	76,608
1,433	Church & Dwight Co., Inc.	142,985
696	Clorox Co.	67,985
595	Helen of Troy Ltd.*	17,910
1,900	Kimberly-Clark Corp.	205,105
1,150	Quanex Building Products Corp.	22,103
274	Reynolds Consumer Products Inc.	6,343
613	Spectrum Brands Holdings Inc.	52,908
369	WD-40 Co.	79,021
	Total Household Products/Wares	688,496
Pharmaceuticals – 2.2%
1,930	Accendra Health Inc.*	2,335
3,121	Aclaris Therapeutics Inc.*	18,882
2,618	AdaptHealth Corp., Class A Shares*	14,635
1,591	Agios Pharmaceuticals Inc.*	53,585
6,520	Akebia Therapeutics Inc.*	5,991
25,882	Alkermes PLC*	1,216,195
4,594	Amneal Pharmaceuticals Inc.*	80,257
869	Amphastar Pharmaceuticals Inc.*	19,579
59,295	Amylyx Pharmaceuticals Inc.*	2,001,206
266	Anika Therapeutics Inc.*	5,551

See Notes to Financial Statements.
44

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
2,165	Aquestive Therapeutics Inc.*	$11,063
3,806	Ascendis Pharma AS, ADR*	1,001,130
272	Atrium Therapeutics Inc.*	3,623
1,685	Becton Dickinson & Co.	316,965
3,193	BellRing Brands Inc.*	34,389
1,657	Candel Therapeutics Inc.*	21,657
9,874	Cardinal Health Inc.	2,316,638
1,096	Cencora Inc.	354,666
1,851	Coherus Oncology Inc.*	2,499
840	Collegium Pharmaceutical Inc.*	20,672
555	Corcept Therapeutics Inc.*	62,909
1,791	CorMedix Inc.*(a)	14,794
1,741	Corvus Pharmaceuticals Inc.*	24,444
2,321	DexCom Inc.*	211,350
47,610	Elanco Animal Health Inc.*	1,138,831
796	Enanta Pharmaceuticals Inc.*	10,611
1,152	Enliven Therapeutics Inc.*	66,689
718	Eton Pharmaceuticals Inc.*	43,396
411	Fennec Pharmaceuticals Inc.*	5,076
484	Foghorn Therapeutics Inc.*	2,778
1,233	Fulcrum Therapeutics Inc.*	4,796
1,245	Galectin Therapeutics Inc.*	4,918
12,193	Guardian Pharmacy Services Inc., Class A Shares*	452,238
370	Gyre Therapeutics Inc.*	2,431
1,175	Harmony Biosciences Holdings Inc.*	46,271
795	Harrow Inc.*	29,343
555	Henry Schein Inc.*	49,839
2,517	Herbalife Ltd.*	27,662
4,679	Heron Therapeutics Inc.*	1,488
1,395	Immuneering Corp., Class A Shares*	6,961
13,209	Indivior Pharmaceuticals Inc.*	461,390
2,165	Inhibikase Therapeutics Inc.*	5,001
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	20,681
333	Jazz Pharmaceuticals PLC*	83,476
108	Madrigal Pharmaceuticals Inc.*	58,323
7,361	MannKind Corp.*	29,518
397	MediWound Ltd.*	5,006
1,277	Mirum Pharmaceuticals Inc.*	125,210
241	Nature’s Sunshine Products Inc.*	3,410
599	Neurocrine Biosciences Inc.*	92,264
316	Neurogene Inc.*	11,452
316	Nuvectis Pharma Inc.*	7,183

See Notes to Financial Statements.
45

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
9,193	Ocugen Inc.*(a)	$12,227
5,539	Ocular Therapeutix Inc.*	58,104
1,515	Organon & Co.	20,846
1,943	ORIC Pharmaceuticals Inc.*	25,240
1,155	Pacira BioSciences Inc.*	29,915
476	Phibro Animal Health Corp., Class A Shares	17,964
4,613	Protagonist Therapeutics Inc.*	681,571
4,451	Rhythm Pharmaceuticals Inc.*	472,385
1,581	Sagimet Biosciences Inc., Class A Shares*	16,221
4,912	SELLAS Life Sciences Group Inc.*(a)	65,526
1,027	Senseonics Holdings Inc.*	9,479
810	SIGA Technologies Inc.	2,543
288	SpyGlass Pharma Inc.*	7,517
27,720	Spyre Therapeutics Inc.*	2,476,228
1,511	Supernus Pharmaceuticals Inc.*	66,801
244	Tonix Pharmaceuticals Holding Corp.*	3,440
2,883	Trevi Therapeutics Inc.*	47,858
256	USANA Health Sciences Inc.*	3,651
1,092	Vanda Pharmaceuticals Inc.*	5,897
3,545	Vaxcyte Inc.*	215,323
586	VeraDermics Inc.*	57,668
6,588	Viatris Inc.	108,768
1,516	Voyager Therapeutics Inc.*	5,230
4,613	Xeris Biopharma Holdings Inc.*	38,934
2,547	Zoetis Inc., Class A Shares	196,374
	Total Pharmaceuticals	15,256,967
	TOTAL CONSUMER NON-CYCLICAL	158,980,104
ENERGY – 4.8%
Coal – 0.1%
291	Alpha Metallurgical Resources Inc.*	68,589
2,319	American Resources Corp., Class A Shares(a)	5,473
1,368	Core Natural Resources Inc.	139,946
749	Hallador Energy Co.*	12,418
74	NACCO Industries Inc., Class A Shares	3,167
3,336	Peabody Energy Corp.	99,046
856	Ramaco Resources Inc., Class A Shares*	12,189
2,130	SunCoke Energy Inc.	22,003
1,430	Warrior Met Coal Inc.	154,783
	Total Coal	517,614

See Notes to Financial Statements.
46

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.2%
1,986	Alto Ingredients Inc.*	$7,865
3,917	Array Technologies Inc.*	17,313
2,719	ASP Isotopes Inc.*	10,930
1,316	Canadian Solar Inc.*	16,226
1,920	Comstock Inc.*	6,355
3,729	Energy Vault Holdings Inc.*	12,679
713	Enphase Energy Inc.*	25,967
126,563	Eos Energy Enterprises Inc.*(a)	407,533
616	First Solar Inc.*	124,370
2,193	Fluence Energy Inc., Class A Shares*	23,706
1,460	FuelCell Energy Inc.*	25,156
480	FutureFuel Corp.	2,530
7,315	Gevo Inc.*	12,143
1,628	Green Plains Inc.*	23,525
1,406	Montauk Renewables Inc.*	2,418
896	Nextpower Inc., Class A Shares*	73,499
36,826	Plug Power Inc.*	79,544
770	REX American Resources Corp.*	31,632
4,381	Shoals Technologies Group Inc., Class A Shares*	30,316
13,694	Solv Energy Inc., Class A Shares*	349,471
6,288	Sunrun Inc.*	53,888
4,824	T1 Energy Inc.*	21,467
	Total Energy-Alternate Sources	1,358,533
Oil & Gas – 3.2%
1,658	Antero Resources Corp.*	63,800
2,073	APA Corp.	89,450
321	ARKO Petroleum Corp., Class A Shares	5,826
849	BKV Corp.*	20,512
6,424	Borr Drilling Ltd.*	28,780
1,978	California Resources Corp.	104,893
331	Chord Energy Corp.	48,693
3,719	CNX Resources Corp.*	135,297
1,762	Comstock Resources Inc.*	25,426
6,940	Crescent Energy Co., Class A Shares	95,009
833	CVR Energy Inc.	34,869
1,644	Delek US Holdings Inc.	122,215
6,679	Devon Energy Corp.	323,998
1,137	Diamondback Energy Inc.	227,946
1,574	Diversified Energy Co.	23,437
644	Epsilon Energy Ltd.	4,012
44,851	EQT Corp.	2,430,027
568	Evolution Petroleum Corp.	2,102

See Notes to Financial Statements.
47

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
1,376	Expand Energy Corp.	$135,068
129,608	Expro Ltd.*	2,348,497
1,159	Granite Ridge Resources Inc.	5,830
396	Gulfport Energy Corp.*	71,062
2,649	Helmerich & Payne Inc.	115,443
11,291	HF Sinclair Corp.	1,147,279
638	HighPeak Energy Inc.	5,225
349	Infinity Natural Resources Inc., Class A Shares*	5,389
1,147	Kolibri Global Energy Inc.*	6,916
15,486	Kosmos Energy Ltd.*	44,290
6,056	Magnolia Oil & Gas Corp., Class A Shares	162,604
1,727	Marathon Petroleum Corp.	644,724
27,924	Matador Resources Co.	1,619,871
3,733	Murphy Oil Corp.	135,956
336	Nabors Industries Ltd.*	31,463
3,462	Noble Corp. PLC	158,663
2,837	Northern Oil & Gas Inc.	73,790
4,303	Occidental Petroleum Corp.	258,955
41,357	Ovintiv Inc.	2,715,087
1,232	Par Pacific Holdings Inc.*	98,461
9,467	Patterson-UTI Energy Inc.	119,663
2,661	PBF Energy Inc., Class A Shares	194,226
140,167	Permian Resources Corp., Class A Shares	3,264,489
12,131	Phillips 66	2,991,262
11	PrimeEnergy Resources Corp.*	2,322
1,358	Range Resources Corp.	56,113
446	Riley Exploration Permian Inc.	17,407
4,988	Ring Energy Inc.*	7,332
2,954	Sable Offshore Corp.*	14,268
733	SandRidge Energy Inc.	10,350
1,713	Seadrill Ltd.*	83,457
27,920	SM Energy Co.	1,038,066
3,443	Talos Energy Inc.*	59,426
356	Texas Pacific Land Corp.	133,265
26,587	Transocean Ltd.*	154,471
2,457	VAALCO Energy Inc.	14,595
1,481	Valaris Ltd.*	127,914
1,030	Viper Energy Inc., Class A Shares	46,134
780	Vitesse Energy Inc.	13,642
2,355	W&T Offshore Inc.	8,737
8,032	Weatherford International PLC	785,289
	Total Oil & Gas	22,713,293

See Notes to Financial Statements.
48

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – 1.0%
4,704	Archrock Inc.	$148,270
2,114	Atlas Energy Solutions Inc., Class A Shares*(a)	27,693
5,828	Baker Hughes Co., Class A Shares	370,369
675	Bristow Group Inc.	30,638
280	Civeo Corp.*	9,360
1,196	Core Laboratories Inc.	14,866
4,892	DNOW Inc.*	78,419
14,175	Flotek Industries Inc.*	336,231
971	Flowco Holdings Inc., Class A Shares	21,304
241	Forum Energy Technologies Inc.*	19,755
5,042	Halliburton Co.	185,798
3,748	Helix Energy Solutions Group Inc.*	38,604
267	HMH Holding Inc., Class A Shares*	5,143
22,430	Innovex International Inc.*	687,928
2,583	Kodiak Gas Services Inc.	151,803
4,345	Liberty Energy Inc., Class A Shares	85,640
590	Matrix Service Co.*	6,378
16,943	National Energy Services Reunited Corp.*	594,869
230	Natural Gas Services Group Inc.	8,096
2,175	NOV Inc.	46,306
2,711	Oceaneering International Inc.*	140,321
1,294	Oil States International Inc.*	11,413
471	ProFrac Holding Corp., Class A Shares*	2,402
2,607	ProPetro Holding Corp.*	29,616
530	Ranger Energy Services Inc., Class A Shares	8,851
2,004	RPC Inc.	13,086
939	SEACOR Marine Holdings Inc.*	8,968
32,941	Select Water Solutions Inc., Class A Shares	642,350
39,900	SLB Ltd.	2,397,990
6,404	Solaris Energy Infrastructure Inc., Class A Shares	325,131
2,275	TechnipFMC PLC	177,791
36,728	TETRA Technologies Inc.*	253,423
1,349	Tidewater Inc.*	125,619
	Total Oil & Gas Services	7,004,431
Pipelines – 0.3%
1,872	Antero Midstream Corp.	41,970
1,235	Cheniere Energy Inc.	360,237
581	DT Midstream Inc.	76,123
668	Excelerate Energy Inc., Class A Shares	26,466
2,646	Golar LNG Ltd.	136,243
11,415	Kinder Morgan Inc.	368,020
1,391	Kinetik Holdings Inc., Class A Shares	76,268

See Notes to Financial Statements.
49

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
4,159	NextDecade Corp.*	$31,359
3,700	ONEOK Inc.	355,237
322	Summit Midstream Corp.*	11,215
1,246	Targa Resources Corp.	365,888
	Total Pipelines	1,849,026
	TOTAL ENERGY	33,442,897
FINANCIAL – 17.8%
Banks – 6.7%
473	1st Source Corp.	40,503
281	ACNB Corp.	18,262
687	Alerus Financial Corp.	22,602
545	Amalgamated Financial Corp.	26,198
948	Amerant Bancorp Inc., Class A Shares	27,217
1,780	Ameris Bancorp	149,965
151	Ames National Corp.	4,755
385	Arrow Financial Corp.	14,530
77,648	Associated Banc-Corp.	2,376,805
3,890	Atlantic Union Bankshares Corp.	156,884
241	Avidbank Holdings Inc.*	7,577
493	Avidia Bancorp Inc.	10,920
584	BancFirst Corp.	63,784
998	Bancorp Inc.*	64,870
250	Bank First Corp.	37,665
1,074	Bank of Hawaii Corp.	81,549
360	Bank of Marin Bancorp	9,569
1,037	Bank of NT Butterfield & Son Ltd.	61,059
625	Bank OZK	30,675
101	Bank7 Corp.	5,187
2,010	BankUnited Inc.	91,656
135	Bankwell Financial Group Inc.	8,875
908	Banner Corp.	63,687
351	Bar Harbor Bankshares	13,770
278	BayCom Corp.	8,293
279	BCB Bancorp Inc.	2,385
2,146	Blue Ridge Bankshares Inc.	8,369
125	BOK Financial Corp.	17,010
580	Bridgewater Bancshares Inc.*	12,221
392	Burke & Herbert Financial Services Corp.	27,954
824	Business First Bancshares Inc.	25,560
790	Byline Bancorp Inc.	29,957
105	C&F Financial Corp.	9,556
472	California BanCorp	10,044

See Notes to Financial Statements.
50

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
492	Camden National Corp.	$27,788
285	Capital Bancorp Inc.	10,300
324	Capital City Bank Group Inc.	16,356
540	Carter Bankshares Inc.	16,870
1,769	Cathay General Bancorp	108,280
158	CB Financial Services Inc.	5,904
109	Central BanCo Inc., Class A Shares	3,499
669	Central Pacific Financial Corp.	24,900
52	Chain Bridge Bancorp Inc., Class A Shares*	2,384
62	Chemung Financial Corp.	5,026
298	ChoiceOne Financial Services Inc.	9,897
325	Citizens & Northern Corp.	8,236
31,610	Citizens Financial Group Inc.	2,176,981
124	Citizens Financial Services Inc.	9,962
7,681	City Holding Co.	1,097,999
489	Civista Bancshares Inc.	13,193
770	CNB Financial Corp.	26,041
303	Coastal Financial Corp.*	14,274
218	CoastalSouth Bancshares Inc.	5,975
353	Colony Bankcorp Inc.	7,466
86,564	Columbia Banking System Inc.	2,565,757
7,139	Columbia Financial Inc.	82,955
787	Commerce Bancshares Inc.	45,418
164	Commercial Bancgroup Inc.	5,540
133	Community Bancorp	5,384
1,441	Community Financial System Inc.	90,423
388	Community Trust Bancorp Inc.	29,538
539	Community West Bancshares	13,976
1,327	ConnectOne Bancorp Inc.	41,721
344	Cullen/Frost Bankers Inc.	55,339
771	Customers Bancorp Inc.*	60,277
4,609	CVB Financial Corp.	102,182
1,069	Dime Commercial Bancshares Inc.	43,188
745	Eagle Bancorp Inc.	20,331
152	Eagle Financial Services Inc.	6,279
823	East West Bancorp Inc.	104,406
5,928	Eastern Bankshares Inc.	130,179
269	ECB Bancorp Inc.*	5,568
961	Enterprise Financial Services Corp.	60,764
456	Equity Bancshares Inc., Class A Shares	22,508
4,886	Esquire Financial Holdings Inc.	545,864
280	Farmers & Merchants Bancorp Inc.	9,506

See Notes to Financial Statements.
51

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
1,656	Farmers National Banc Corp.	$25,850
430	FB Bancorp Inc.*	6,742
37,784	FB Financial Corp.	2,152,177
90	Fidelity D&D Bancorp Inc.	4,821
5,358	Fifth Third Bancorp	288,100
578	Financial Institutions Inc.	23,421
304	Finwise Bancorp*	4,227
4,208	First BanCorp (Puerto Rico)	117,319
1,101	First Bancorp (Southern Pines NC)	69,836
227	First Bancorp Inc.	7,777
461	First Bank	8,206
2,042	First Busey Corp.	61,464
181	First Business Financial Services Inc.	12,646
48	First Citizens BancShares Inc., Class A Shares	103,891
2,652	First Commonwealth Financial Corp.	54,896
424	First Community Bankshares Inc.	20,560
257	First Community Corp.	8,507
2,868	First Financial Bancorp	93,583
3,606	First Financial Bankshares Inc.	119,827
274	First Financial Corp.	21,449
730	First Hawaiian Inc.	18,695
2,772	First Horizon Corp.	67,415
168	First Internet Bancorp	4,593
66,802	First Interstate BancSystem Inc., Class A Shares	2,458,982
1,714	First Merchants Corp.	71,080
582	First Mid Bancshares Inc.	28,960
253	First National Corp.	7,729
391	First Northern Community Bancorp*	6,518
209	First United Corp.	8,966
557	Firstsun Capital Bancorp*	22,286
404	Five Star Bancorp	18,511
8,358	Flagstar Bank N.A.	111,245
2,101	FNB Corp.	38,301
138	Franklin Financial Services Corp.	8,549
5,273	Fulton Financial Corp.	123,705
295	FVCBankcorp Inc.	5,387
282	GBank Financial Holdings Inc.*	5,519
973	German American Bancorp Inc.	47,988
3,572	Glacier Bancorp Inc.	165,419
204	Great Southern Bancorp Inc.	15,967
2,231	Hancock Whitney Corp.	166,187
752	Hanmi Financial Corp.	23,312

See Notes to Financial Statements.
52

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
172	Hanover Bancorp Inc.	$4,596
207	Hawthorn Bancshares Inc.	8,054
471	HBT Financial Inc.	16,711
1,082	Heritage Financial Corp.	30,913
1,025	Hilltop Holdings Inc.	39,001
5,085	Home BancShares Inc.	149,804
3,366	Hope Bancorp Inc.	46,417
1,418	Horizon Bancorp Inc.	27,538
11,587	Huntington Bancshares Inc.	193,329
28,393	Independent Bank Corp. (Massachusetts)	2,304,944
496	Independent Bank Corp. (Michigan)	18,099
1,494	International Bancshares Corp.	104,819
387	Investar Holding Corp.	11,660
181	Isabella Bank Corp.	6,921
444	John Marshall Bancorp Inc.	10,141
1,238	Kearny Financial Corp.	12,219
96,804	KeyCorp	2,091,934
652	Lakeland Financial Corp.	38,527
164	Landmark Bancorp Inc.	5,212
242	LCNB Corp.	4,678
903	Live Oak Bancshares Inc.	35,569
871	M&T Bank Corp.	203,762
235	MainStreet Bancshares Inc.	5,861
1,143	Mechanics Bancorp, Class A Shares	17,991
394	Mercantile Bank Corp.	23,545
615	Merchants Bancorp	32,374
315	Meridian Corp.	6,070
609	Metrocity Bankshares Inc.	21,205
259	Metropolitan Bank Holding Corp.	23,512
603	Mid Penn Bancorp Inc.	21,955
526	Midland States Bancorp Inc.	17,248
319	MVB Financial Corp.	9,656
54,063	National Bank Holdings Corp., Class A Shares	2,232,261
102	National Bankshares Inc.	4,202
1,048	NB Bancorp Inc.	23,402
1,395	NBT Bancorp Inc.	71,731
686	NewtekOne Inc.	8,088
538	Nicolet Bankshares Inc.	91,105
202	Northeast Bank	25,482
264	Northeast Community Bancorp Inc.	6,956
1,111	Northern Trust Corp.	206,157
346	Northpointe Bancshares Inc.	5,879

See Notes to Financial Statements.
53

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
492	Northrim BanCorp Inc.	$12,580
272	Norwood Financial Corp.	9,292
124	Oak Valley Bancorp	4,165
1,080	OFG Bancorp	56,214
131	Ohio Valley Banc Corp.	5,991
101,469	Old National Bancorp	2,595,577
1,322	Old Second Bancorp Inc.	33,156
380	OP Bancorp	5,704
214	Orange County Bancorp Inc.	8,121
749	Origin Bancorp Inc.	39,794
458	Orrstown Financial Services Inc.	19,099
457	Park National Corp.	89,248
193	Parke Bancorp Inc.	6,514
559	Pathward Financial Inc.	45,536
202	PCB Bancorp	5,521
408	Peapack-Gladstone Financial Corp.	18,213
890	Peoples Bancorp Inc.	35,039
100	Peoples Bancorp of North Carolina Inc.	4,370
214	Peoples Financial Services Corp.	14,695
895	Pinnacle Financial Partners Inc.	89,473
309	Pioneer Bancorp Inc.*	5,395
188	Plumas Bancorp	11,511
612	Ponce Financial Group Inc.*	12,411
373	Popular Inc.	62,735
319	Preferred Bank	32,675
719	Primis Financial Corp.	11,432
116	Princeton Bancorp Inc.	4,898
22,107	Prosperity Bancshares Inc.	1,581,977
426	QCR Holdings Inc.	42,374
348	RBB Bancorp	9,031
139	Red River Bancshares Inc.	13,906
5,167	Regions Financial Corp.	154,390
2,549	Renasant Corp.	104,280
203	Republic Bancorp Inc., Class A Shares	18,983
149	Rhinebeck Bancorp Inc.*	1,877
315	Richmond Mutual BanCorp Inc.	4,974
994	S&T Bancorp Inc.	49,183
2,654	Seacoast Banking Corp. of Florida	90,117
2,824	ServisFirst Bancshares Inc.	121,545
717	Shore Bancshares Inc.	16,462
296	Sierra Bancorp	11,728
86,333	Simmons First National Corp., Class A Shares	1,949,399

See Notes to Financial Statements.
54

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
387	SmartFinancial Inc.	$19,563
409	South Plains Financial Inc.	17,832
185	Southern First Bancshares Inc.*	11,350
734	Southside Bancshares Inc.	23,165
568	Southstate Bank Corp.	59,578
288	SR Bancorp Inc.	5,613
14,271	State Street Corp.	2,731,184
534	Sterling Bancorp Inc.*(b)(c)	—
671	Stock Yards Bancorp Inc.	53,150
1,179	Texas Capital Bancshares Inc.	114,575
406	Third Coast Bancshares Inc.*	18,108
316	Tompkins Financial Corp.	30,690
2,382	Towne Bank	88,229
719	TriCo Bancshares	38,380
9,539	Triumph Financial Inc.*	679,654
459	TrustCo Bank Corp. NY	26,034
1,465	Trustmark Corp.	67,273
9,858	UMB Financial Corp.	1,396,189
3,771	United Bankshares Inc.	177,727
3,293	United Community Banks Inc.	114,728
157	Unity Bancorp Inc.	9,111
34,217	Univest Financial Corp.	1,420,690
192,480	Valley National Bancorp	2,625,427
106	Virginia National Bankshares Corp.	4,908
857	Walker & Dunlop Inc.	34,734
575	Washington Trust Bancorp Inc.	22,500
2,598	WesBanco Inc.	103,946
363	West BanCorp Inc.	10,255
14,657	Westamerica BanCorp	850,839
620	Western Alliance Bancorp	48,441
647	Western New England Bancorp Inc.	8,890
16,740	Wintrust Financial Corp.	2,517,026
835	Zions Bancorp N.A.	55,686
	Total Banks	46,823,548
Diversified Financial Services – 3.5%
694	Acadian Asset Management Inc.	65,375
140	Affiliated Managers Group Inc.	51,547
1,575	Ally Financial Inc.	66,481
1,542	AlTi Global Inc.*	6,014
535	Ameriprise Financial Inc.	295,914
12,901	Andersen Group Inc., Class A Shares*	719,102
16,000	Apollo Global Management Inc.	2,185,280

See Notes to Financial Statements.
55

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
15,091	Ares Management Corp., Class A Shares	$2,160,578
1,678	Artisan Partners Asset Management Inc., Class A Shares	71,432
137	Atlanticus Holdings Corp.*	12,394
270	Bakkt Inc., Class A Shares*	2,071
126	Better Home & Finance Holding Co., Class A Shares*	1,744
10,154	BGC Group Inc., Class A Shares	121,950
3,540	Blue Owl Capital Inc., Class A Shares	43,330
1,120	Bread Financial Holdings Inc.	117,006
663	Broadridge Financial Solutions Inc.	120,918
4,597	Burford Capital Ltd.	19,078
634	Cboe Global Markets Inc.	190,327
1,084	Chaince Digital Holdings Inc., ADR*	3,241
1,082	Circle Internet Group Inc., Class A Shares*	103,385
741	Cohen & Steers Inc.	59,776
1,329	Coinbase Global Inc., Class A Shares*	250,012
487	Consumer Portfolio Services Inc.*	4,495
24	Credit Acceptance Corp.*	14,394
2,614	Dave Inc.*	939,785
4,816	DigitalBridge Group Inc.	76,623
750	Enact Holdings Inc.	36,150
11,448	Encore Capital Group Inc.*	1,110,570
5,713	Enova International Inc.*	1,295,251
206	Evercore Inc., Class A Shares	59,005
14,004	EZCORP Inc., Class A Shares*	452,609
240	Federal Agricultural Mortgage Corp., Class C Shares	52,776
856	Figure Technology Solutions Inc., Class A Shares*	31,407
163	Finance Of America Cos., Inc., Class A Shares*	2,893
141	First Western Financial Inc.*	4,367
47,591	Franklin Templeton Inc.	1,625,233
111	Freedom Holding Corp.*	19,426
1,131	Galaxy Digital Inc., Class A Shares*	27,823
1,606	GCM Grosvenor Inc., Class A Shares	22,147
200	Hamilton Lane Inc., Class A Shares	21,764
45,807	Happen Inc.*	805,287
319	Houlihan Lokey Inc., Class A Shares	42,520
3,381	Hyperliquid Strategies Inc.*	41,417
856	International Money Express Inc.*	12,386
2,092	Invesco Ltd.	68,576
888	Jefferies Financial Group Inc.	46,744
604	Jefferson Capital Inc.	12,569
495	Lazard Inc., Class A Shares	21,399
311	LendingTree Inc.*	8,720

See Notes to Financial Statements.
56

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
3,009	loanDepot Inc., Class A Shares*	$2,842
484	LPL Financial Holdings Inc.	179,145
1,675	Marex Group Ltd.	121,404
344	Medallion Financial Corp.	4,066
7,833	Miami International Holdings Inc.*	335,801
2,031	Moelis & Co., Class A Shares	138,250
2,641	Nasdaq Inc.	260,429
1,639	Navient Corp.	15,587
402	Nelnet Inc., Class A Shares	50,359
891	NerdWallet Inc., Class A Shares*	8,803
669	OneMain Holdings Inc., Class A Shares	41,786
207	Onity Group Inc.*	7,088
1,101	Oportun Financial Corp.*	8,092
748	OppFi Inc.*	5,184
4,206	Pagseguro Digital Ltd., Class A Shares	37,938
888	Paysign Inc.*	11,064
808	PennyMac Financial Services Inc.	59,073
1,828	Perella Weinberg Partners, Class A Shares	30,400
1,903	Piper Sandler Cos	142,839
663	PJT Partners Inc., Class A Shares	119,599
979	PRA Group Inc.*	18,425
3,680	Radian Group Inc.	131,965
1,070	Raymond James Financial Inc.	190,642
287	Regional Management Corp.	9,210
112	Resolute Holdings Management Inc.*	15,178
5,862	Rocket Cos., Inc., Class A Shares*	78,609
534	Security National Financial Corp., Class A Shares*	4,646
595	SEI Investments Co.	66,033
167	Silvercrest Asset Management Group Inc., Class A Shares	1,677
1,055	SLM Corp.	27,398
7,639	SoFi Technologies Inc.*	136,585
2,091	StepStone Group Inc., Class A Shares	109,276
849	Stifel Financial Corp.	68,582
22,642	StoneX Group Inc.*	1,550,524
1,654	Strive Inc., Class B Shares*	40,060
1,926	Synchrony Financial	148,456
1,275	T Rowe Price Group Inc.	141,882
1,225	TPG Inc.*(b)(c)	12
29,635	TPG Inc., Class A Shares	1,603,846
667	Tradeweb Markets Inc., Class A Shares	71,836
2,092	Upstart Holdings Inc.*	59,999
534	UWM Holdings Corp.	774

See Notes to Financial Statements.
57

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
211	Velocity Financial Inc.*	$3,787
1,120	Victory Capital Holdings Inc., Class A Shares	132,171
426	Virtu Financial Inc., Class A Shares	27,963
176	Virtus Investment Partners Inc.	29,128
28,417	Voya Financial Inc.	2,879,210
833	Wealthfront Corp.*	7,672
112,740	Webull Corp.*	1,068,775
1,928	Western Union Co.(a)	13,804
266	Westwood Holdings Group Inc.	5,152
44,336	WisdomTree Inc.	1,066,724
63	World Acceptance Corp.*	11,580
2,053	XP Inc., Class A Shares	37,426
	Total Diversified Financial Services	24,862,047
Equity Real Estate Investment Trusts (REITs) – 4.3%
3,674	Acadia Realty Trust	75,207
222	ACRES Commercial Realty Corp.*	3,092
2,177	Adamas Trust Inc.	21,204
6,933	AGNC Investment Corp.	74,391
26,539	Agree Realty Corp.	1,917,443
2,285	AH Realty Trust Inc.	14,807
50	Alexander’s Inc.	13,583
1,005	Alexandria Real Estate Equities Inc.	51,546
238	Alpine Income Property Trust Inc.	4,631
1,245	American Assets Trust Inc.	27,963
1,155	American Healthcare REIT Inc.	63,768
1,896	American Homes 4 Rent, Class A Shares	63,137
1,702	Americold Realty Trust Inc.	25,445
290	Angel Oak Mortgage REIT Inc.	2,407
4,440	Annaly Capital Management Inc.	101,765
5,918	Apple Hospitality REIT Inc.	94,392
4,891	Arbor Realty Trust Inc.	24,504
1,981	Ares Commercial Real Estate Corp.	9,053
3,423	ARMOUR Residential REIT Inc.	55,521
4,314	Blackstone Mortgage Trust Inc., Class A Shares	59,965
1,207	Braemar Hotels & Resorts Inc.	2,438
4,307	Brandywine Realty Trust	13,007
3,263	BrightSpire Capital Inc., Class A Shares	15,499
1,703	Brixmor Property Group Inc.	49,200
5,241	Broadstone Net Lease Inc., Class A Shares	109,327
219	BRT Apartments Corp.	3,136
878	BXP Inc.	59,695
591	Camden Property Trust	62,528

See Notes to Financial Statements.
58

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
5,996	CareTrust REIT Inc.	$233,544
433	CBL & Associates Properties Inc.	23,681
474	Centerspace	24,880
1,216	Chatham Lodging Trust	15,844
367	Chicago Atlantic Real Estate Finance Inc.	3,993
113,902	Chimera Investment Corp.	1,305,317
287	Chiron Real Estate Inc.	10,476
3,235	Claros Mortgage Trust Inc.*	5,144
642	Community Healthcare Trust Inc.	9,444
62,009	COPT Defense Properties	2,232,324
1,001	Cousins Properties Inc.	29,019
2,511	Crown Castle Inc.	191,188
37,221	CTO Realty Growth Inc.	794,296
1,307	CubeSmart	51,914
2,664	Curbline Properties Corp.	79,467
5,568	DiamondRock Hospitality Co.	68,542
14,616	Digital Realty Trust Inc.	2,712,583
5,365	Diversified Healthcare Trust	40,613
4,312	Douglas Emmett Inc.	49,847
5,904	Dynex Capital Inc.	76,103
1,009	Easterly Government Properties Inc., Class A Shares	24,751
10,283	EastGroup Properties Inc.	2,051,458
3,026	Ellington Financial Inc.	40,488
3,495	Empire State Realty Trust Inc., Class A Shares	15,832
431	EPR Properties	25,304
1,129	Equity LifeStyle Properties Inc.	71,635
5,938	Essential Properties Realty Trust Inc.	178,140
387	Essex Property Trust Inc.	109,506
15,268	Extra Space Storage Inc.	2,154,315
1,048	Farmland Partners Inc.	10,784
469	Federal Realty Investment Trust	54,418
1,242	Fermi Inc.*	6,173
741	First Industrial Realty Trust Inc.	45,853
2,995	Four Corners Property Trust Inc.	74,516
2,113	Franklin BSP Realty Trust Inc.	17,686
475	FrontView REIT Inc.	9,167
1,646	Gaming & Leisure Properties Inc.	69,247
1,568	Getty Realty Corp.	50,835
1,339	Gladstone Commercial Corp.	17,367
760	Gladstone Land Corp.	6,977
5,332	Global Net Lease Inc.	48,948
1,930	Healthcare Realty Trust Inc., Class A Shares	36,747

See Notes to Financial Statements.
59

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,965	Healthpeak Properties Inc.	$82,551
3,007	Highwoods Properties Inc.	92,014
3,929	Host Hotels & Resorts Inc.	86,163
1,205	Hudson Pacific Properties Inc.*	15,147
99,379	Independence Realty Trust Inc.	1,607,952
1,352	Industrial Logistics Properties Trust	11,161
750	Innovative Industrial Properties Inc., Class A Shares	42,690
2,134	InvenTrust Properties Corp.	68,950
2,374	Invesco Mortgage Capital Inc.	17,354
3,532	Invitation Homes Inc.	102,922
1,703	Iron Mountain Inc.	196,441
271	Janus Living Inc., Class A Shares	8,062
1,518	JBG SMITH Properties	18,292
687	Kilroy Realty Corp.	24,938
3,733	Kimco Realty Corp.	88,509
5,568	Kite Realty Group Trust	143,654
1,468	KKR Real Estate Finance Trust Inc.	11,186
2,949	Ladder Capital Corp., Class A Shares	28,900
487	Lamar Advertising Co., Class A Shares	72,568
362	Lineage Inc.	14,208
1,227	LTC Properties Inc.	49,473
1,583	LXP Industrial Trust	96,104
7,693	Macerich Co.	181,709
3,362	Medical Properties Trust Inc.	13,347
2,656	MFA Financial Inc.	23,426
16,048	Mid-America Apartment Communities Inc.	2,067,785
830	Millrose Properties Inc.	25,249
1,308	National Health Investors Inc.	93,012
1,224	National Healthcare Properties Inc., Class A Shares	19,657
354	NET Lease Office Properties	4,043
2,668	NETSTREIT Corp.	54,320
196	NexPoint Real Estate Finance Inc.	3,377
580	NexPoint Residential Trust Inc.	13,752
1,056	NNN REIT Inc.	47,731
1,780	Omega Healthcare Investors Inc.	81,382
364	One Liberty Properties Inc.	8,711
5,357	Orchid Island Capital Inc.	35,303
4,342	Outfront Media Inc.	127,568
5,081	Park Hotels & Resorts Inc.	77,739
2,954	Pebblebrook Hotel Trust	53,526
2,247	PennyMac Mortgage Investment Trust	20,942
3,463	Phillips Edison & Co., Inc.	133,845

See Notes to Financial Statements.
60

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,200	Piedmont Realty Trust Inc., Class A Shares*	$30,624
814	Postal Realty Trust Inc., Class A Shares	19,088
1,613	Rayonier Inc.	33,066
4,168	Ready Capital Corp.	7,377
5,479	Realty Income Corp.	335,753
3,370	Redwood Trust Inc.	15,569
1,034	Regency Centers Corp.	77,312
1,301	Rexford Industrial Realty Inc.	48,189
3,036	Rithm Capital Corp.	30,451
2,944	RLJ Lodging Trust	32,502
1,775	Ryman Hospitality Properties Inc.	224,999
6,873	Sabra Health Care REIT Inc.	140,140
1,335	Safehold Inc.	20,212
315	Saul Centers Inc.	10,272
638	SBA Communications Corp., Class A Shares	121,003
2,595	Service Properties Trust	20,241
885	Seven Hills Realty Trust	6,699
1,876	Simon Property Group Inc.	398,312
1,157	SITE Centers Corp.	3,413
1,961	SL Green Realty Corp.	109,777
1,520	Smartstop Self Storage REIT Inc.	49,354
45,788	STAG Industrial Inc.	1,705,603
75,415	Starwood Property Trust Inc.	1,184,016
354	Strawberry Fields REIT Inc.	4,775
2,608	Summit Hotel Properties Inc.	15,257
685	Sun Communities Inc.	83,173
4,571	Sunstone Hotel Investors Inc.	51,058
3,088	Tanger Inc.	116,448
2,881	Terreno Realty Corp.	190,751
569	TPG Mortgage Investment Trust Inc.	3,829
1,453	TPG RE Finance Trust Inc.	11,232
1,843	UDR Inc.	68,099
2,039	UMH Properties Inc.	33,542
307	Universal Health Realty Income Trust	12,581
3,481	Urban Edge Properties	73,658
24,068	Ventas Inc.	2,194,280
6,569	VICI Properties Inc., Class A Shares	168,495
4,485	Vivmark Residential	292,153
1,025	Vornado Realty Trust	38,315
4,358	Weyerhaeuser Co.	101,846

See Notes to Financial Statements.
61

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,337	WP Carey Inc.	$93,537
2,240	Xenia Hotels & Resorts Inc.	42,000
	Total Equity Real Estate Investment Trusts (REITs)	30,281,684
Insurance – 2.2%
981	Abacus Global Management Inc.	9,418
1,644	Accelerant Holdings, Class A Shares*	32,436
1,506	Allstate Corp.	388,247
525	American Coastal Insurance Corp.	4,972
381	American Financial Group Inc.	54,312
287	American Integrity Insurance Group Inc.	7,462
32,961	American International Group Inc.	2,516,902
489	AMERISAFE Inc.	12,734
1,998	Arch Capital Group Ltd.*	195,944
286	Assurant Inc.	80,612
229	Assured Guaranty Ltd.	17,106
217	Ategrity Specialty Holdings LLC*	5,701
428	Axis Capital Holdings Ltd.	42,278
2,639	Baldwin Insurance Group Inc., Class A Shares*	81,413
435	Bowhead Specialty Holdings Inc.*	14,581
352	Brighthouse Financial Inc.*	18,663
1,785	Brown & Brown Inc.	128,823
875	Cincinnati Financial Corp.	148,662
1,628	Citizens Inc., Class A Shares*(a)	6,121
113	CNA Financial Corp.	5,488
2,527	CNO Financial Group Inc.	138,454
1,465	Corebridge Financial Inc.	47,671
327	Crawford & Co., Class A Shares	4,290
483	Donegal Group Inc., Class A Shares	9,235
502	Employers Holdings Inc.	24,643
1,575	Equitable Holdings Inc.	78,955
2,457	Essent Group Ltd.	165,995
236	Everest Group Ltd.	88,417
183	Exzeo Group Inc.*	3,071
875	F&G Annuities & Life Inc.	20,825
1,466	Fidelity National Financial Inc.	68,096
19,709	First American Financial Corp.	1,456,889
9,916	Genworth Financial Inc., Class A Shares*	98,565
462	Globe Life Inc.	79,774
6,828	Goosehead Insurance Inc., Class A Shares*	468,742
622	Greenlight Capital Re Ltd., Class A Shares*	9,430
1,211	Hamilton Insurance Group Ltd., Class B Shares	42,579
9,578	Hanover Insurance Group Inc.	2,165,682

See Notes to Financial Statements.
62

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
1,624	Hartford Insurance Group Inc.	$223,105
303	HCI Group Inc.	56,276
553	Heritage Insurance Holdings Inc.*	18,592
470	Hippo Holdings Inc.*	15,449
1,095	Horace Mann Educators Corp.	55,725
31	Investors Title Co.	9,126
1,780	Jackson Financial Inc., Class A Shares	237,505
1,462	James River Group Holdings Inc.	5,863
1,607	Kemper Corp.	45,285
388	Kingstone Cos., Inc.	7,624
301	Kingsway Corp.*	3,103
128	Kinsale Capital Group Inc.	47,859
1,936	Lemonade Inc.*	101,117
1,006	Lincoln National Corp.	42,846
1,012	Loews Corp.	109,589
75	Markel Group Inc.*	135,218
900	MBIA Inc.*	4,347
734	Mercury General Corp.	74,839
58,839	MGIC Investment Corp.	1,803,415
25,281	Neptune Insurance Holdings Inc., Class A Shares*	842,110
211	NI Holdings Inc.*	3,165
25,108	NMI Holdings Inc., Class A Shares*	1,113,540
1,080	Octave Specialty Group Inc.*	4,709
1,291	Old Republic International Corp.	53,873
715	Palomar Holdings Inc.	94,788
1,183	Pelagos Insurance Capital Ltd.	28,877
185	Primerica Inc.	53,215
1,218	Principal Financial Group Inc.	134,175
2,055	Prudential Financial Inc.	241,668
378	Reinsurance Group of America Inc., Class A Shares	93,003
244	RenaissanceRe Holdings Ltd.	79,944
410	RLI Corp.	26,023
335	Root Inc., Class A Shares*	18,589
690	Ryan Specialty Holdings Inc., Class A Shares	29,104
379	Safety Insurance Group Inc.	39,317
1,641	Selective Insurance Group Inc.	149,807
2,835	SiriusPoint Ltd.*	68,579
1,130	Skyward Specialty Insurance Group Inc.*	64,873
1,677	Slide Insurance Holdings Inc.	38,990
798	Stewart Information Services Corp.	54,783
592	Tiptree Inc.	10,964
884	Trupanion Inc.*	25,769

See Notes to Financial Statements.
63

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
5,279	TWFG Inc., Class A Shares*	$152,194
567	United Fire Group Inc.	30,544
674	Universal Insurance Holdings Inc.	28,969
888	Unum Group	82,779
15	White Mountains Insurance Group Ltd.	31,530
571	Willis Towers Watson PLC	193,312
1,373	WR Berkley Corp.	92,760
	Total Insurance	15,622,024
Investment Companies – 0.2%
7,736	Bit Digital Inc.*	11,063
3,493	Bitdeer Technologies Group, Class A Shares*	37,899
3,411	BitMine Immersion Technologies Inc.	86,367
1,883	Brookfield Business Corp., Class A Shares	51,575
994	Cannae Holdings Inc.	15,506
8,698	Cipher Digital Inc.*	134,819
6,812	Cleanspark Inc.*	79,155
8,039	Core Scientific Inc.*	131,036
3,472	HA Sustainable Infrastructure Capital Inc., REIT	137,318
2,697	Hut 8 Corp.*	212,092
1,230	Innventure Inc.*	1,587
1,955	IREN Ltd.*	72,560
10,434	MARA Holdings Inc.*	112,374
9,164	Riot Platforms Inc.*	174,070
2,187	Terawulf Inc.*	33,089
1,181	Z Squared Inc.*	3,484
	Total Investment Companies	1,293,994
Private Equity – 0.0%
1,554	Carlyle Group Inc.	75,198
1,705	Patria Investments Ltd., Class A Shares	19,335
1,605	Ridgepost Capital Inc., Class A Shares	13,803
	Total Private Equity	108,336
Real Estate – 0.8%
2,112	AGNT Inc.	8,701
1,732	CBRE Group Inc., Class A Shares*	252,543
111,332	Compass Inc., Class A Shares*	1,175,666
2,321	CoStar Group Inc.*	74,434
6,215	Cushman & Wakefield Ltd.*	83,840
2,537	Douglas Elliman Inc.*	4,693
306	FRP Holdings Inc.*	6,775
173	Howard Hughes Holdings Inc.*	11,095
3,048	Jones Lang LaSalle Inc.*	1,115,172
598	Marcus & Millichap Inc.	18,933

See Notes to Financial Statements.
64

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Real Estate – (continued)
190	Maui Land & Pineapple Co., Inc.*	$3,010
668	McGrath RentCorp	75,110
2,161	New Era Energy & Digital Inc.*	10,254
182,238	Newmark Group Inc., Class A Shares	2,775,485
459	Real REMAX Group Inc.*	8,712
425	RMR Group Inc., Class A Shares	8,211
242	Seaport Entertainment Group Inc.*	6,362
593	Sky Harbour Group Corp., Class A Shares*	6,250
949	St Joe Co.	62,729
	Total Real Estate	5,707,975
Savings & Loans – 0.1%
1,493	Axos Financial Inc.*	144,507
4,150	Banc of California Inc.	77,273
2,278	Beacon Financial Corp.	70,732
294	BV Financial Inc.*	6,245
3,137	Capitol Federal Financial Inc.	27,010
94	CF Bankshares Inc.	3,249
323	Citizens Community Bancorp Inc.	6,728
255	Eagle Bancorp Montana Inc.	5,699
109	First Capital Inc.	6,772
175	FS Bancorp Inc.	7,403
248	Greene County Bancorp Inc.	8,529
36	Hingham Institution For Savings The	10,378
156	Home Bancorp Inc.	10,684
350	HomeTrust Bancshares Inc.	16,254
3,592	Northwest Bancshares Inc.	54,922
2,017	OceanFirst Financial Corp.	38,000
3,496	Provident Financial Services Inc.	81,806
233	Southern Missouri Bancorp Inc.	17,146
210	TFS Financial Corp.	3,669
153	Timberland Bancorp Inc.	6,975
1,927	WaFd Inc.	68,910
338	Waterstone Financial Inc.	7,084
1,429	WSFS Financial Corp.	110,676
	Total Savings & Loans	790,651
	TOTAL FINANCIAL	125,490,259
GOVERNMENT – 0.0%
Multi-National – 0.0%
696	Bladex Inc., Class E Shares	37,528

See Notes to Financial Statements.
65

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 15.2%
Aerospace/Defense – 1.3%
1,076	AAR Corp.*	$139,116
231	AeroVironment Inc.*	34,269
782	AerSale Corp.*	4,293
471	Aevex Corp., Class A Shares*	8,290
488	AIRO Group Holdings Inc.*	3,718
3,698	Amprius Technologies Inc.*	36,536
18,136	Archer Aviation Inc., Class A Shares*	104,826
6,799	Astronics Corp.*	500,882
10,166	ATI Inc.*	2,075,897
789	Beta Technologies Inc., Class A Shares*	15,859
223	Curtiss-Wright Corp.	129,904
368	Ducommun Inc.*	63,083
1,635	Eve Holding Inc.*	3,679
2,148	Firefly Aerospace Inc.*	45,366
3,244	FTAI Aviation Ltd.	616,684
251	HEICO Corp.	83,119
456	HEICO Corp., Class A Shares	111,341
21,108	Hexcel Corp.	1,956,078
386	Innovative Solutions & Support Inc.*	7,334
3,444	Intuitive Machines Inc., Class A Shares*	52,900
18,237	Joby Aviation Inc.*	124,741
13,611	Karman Holdings Inc.*	564,176
1,119	Kratos Defense & Security Solutions Inc.*	57,047
1,092	L3Harris Technologies Inc.	290,745
467	Leonardo DRS Inc.	17,746
252	Loar Holdings Inc.*	17,688
18,941	Lyntris Inc.*	257,219
8,274	Mercury Systems Inc.*	722,568
755	Moog Inc., Class A Shares	280,482
122	National Presto Industries Inc.	18,509
13,134	Ondas Inc.*(a)	100,541
2,896	Red Cat Holdings Inc.*(a)	24,877
5,269	Redwire Corp.*	56,378
3,100	Rocket Lab Corp.*	198,152
2,145	Sidus Space Inc., Class A Shares*(a)	4,655
1,338	StandardAero Inc.*	32,768
322	TAT Technologies Ltd.*	11,698
1,229	Unusual Machines Inc.*	29,090
2,514	Virgin Galactic Holdings Inc.*(a)	7,341
1,352	Voyager Technologies Inc., Class A Shares*	45,468
422	York Space Systems Inc.*(a)	3,836
	Total Aerospace/Defense	8,858,899

See Notes to Financial Statements.
66

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – 0.7%
376	AAON Inc.	$28,565
762	AirJoule Technologies Corp., Class A Shares*	3,452
573	Apogee Enterprises Inc.	22,381
258	Armstrong World Industries Inc.	44,526
1,498	Aspen Aerogels Inc.*	7,385
919	Boise Cascade Co.	71,691
573	Builders FirstSource Inc.*	38,047
235	Carlisle Cos., Inc.	81,446
32,900	Carrier Global Corp.	1,915,438
166	Eagle Materials Inc.	32,247
608	Fortune Brands Innovations Inc.	26,953
709	Gibraltar Industries Inc.*	31,898
1,046	Griffon Corp.	101,870
1,241	Hayward Holdings Inc.*	17,436
885	James Hardie Industries PLC*	26,293
1,562	Knife River Corp.*	97,938
191	Lennox International Inc.	73,084
315	Louisiana-Pacific Corp.	22,211
683	LSI Industries Inc.	13,380
22,713	Madison Air Solutions Corp., Class A Shares*	599,623
344	Martin Marietta Materials Inc.	178,433
1,180	Masco Corp.	85,149
4,792	Masterbrand Inc.*	39,534
4,579	Modine Manufacturing Co.*	817,031
294	Mohawk Industries Inc.*	37,706
226	NWPX Infrastructure Inc.*	24,842
469	Owens Corning	64,792
241	Simpson Manufacturing Co., Inc.	44,009
4,447	SmartRent Inc., Class A Shares*	5,915
30	Smith-Midland Corp.*	788
294	SPX Technologies Inc.*	57,845
579	Tecnoglass Holdings Inc.	22,986
762	Titan America SA*	11,369
535	Trex Co., Inc.*	24,385
1,542	UFP Industries Inc.	130,330
747	Vulcan Materials Co.	201,376
750	Worthington Enterprises Inc.	43,080
	Total Building Materials	5,045,434
Electrical Components & Equipment – 0.5%
173	Acuity Inc.	57,400
1,268	American Superconductor Corp.*	36,404
1,343	AMETEK Inc.	315,833

See Notes to Financial Statements.
67

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – (continued)
811	AZZ Inc.	$111,237
17,086	Belden Inc.	1,955,663
1,561	Energizer Holdings Inc.	33,999
953	EnerSys	175,219
331	Generac Holdings Inc.*	61,361
5,467	Graham Corp.*	476,777
446	Insteel Industries Inc.	13,425
145	Littelfuse Inc.	59,766
7,045	nLight Inc.*	297,792
976	Novanta Inc.*	142,711
175	Powell Industries Inc.	31,453
221	Universal Display Corp.	18,380
	Total Electrical Components & Equipment	3,787,420
Electronics – 3.3%
1,851	ADI Global Distribution Inc.*	40,481
9,388	Advanced Energy Industries Inc.	2,599,162
480	Allegion PLC	74,520
6,861	Allient Inc.	645,003
467	Applied Optoelectronics Inc.*	50,291
296	Arrow Electronics Inc.*	60,511
30,452	Arxis Inc., Class A Shares*	1,576,500
915	Atkore Inc.	85,726
2,246	Atmus Filtration Technologies Inc.	106,079
477	Avnet Inc.	42,720
802	Badger Meter Inc.	108,647
39	Bel Fuse Inc., Class A Shares	7,986
329	Bel Fuse Inc., Class B Shares	82,011
970	Benchmark Electronics Inc.	68,172
3,548	Coherent Corp.*	985,741
683	CTS Corp.	38,569
4,612	Enovix Corp.*	15,589
3,421	ESCO Technologies Inc.	934,036
4,276	Evolv Technologies Holdings Inc.*	22,278
2,150	Flex Ltd.*	234,887
1,760	Fortive Corp.	103,558
974	Garmin Ltd.	276,723
321	Hubbell Inc., Class B Shares	145,413
171	Ingram Micro Holding Corp.	4,817
1,201	Itron Inc.*	116,509
7,500	Jabil Inc.	2,289,450
1,002	Keysight Technologies Inc.*	323,345
569	Kimball Electronics Inc.*	13,440

See Notes to Financial Statements.
68

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
2,313	Knowles Corp.*	$79,058
4,883	Kopin Corp.*	21,680
126	Mesa Laboratories Inc.	16,112
122	Mettler-Toledo International Inc.*	171,427
6,517	Mirion Technologies Inc., Class A Shares*	98,211
72	M-Tron Industries Inc.*	5,484
916	Napco Security Technologies Inc.	33,196
107	NVE Corp.	10,713
15,472	nVent Electric PLC	2,332,404
431	OSI Systems Inc.*	89,609
693	Plexus Corp.*	165,953
655	Ralliant Corp.	40,433
307	Sanmina Corp.*	60,393
883	Sensata Technologies Holding PLC	36,229
11,248	Standex International Corp.	3,258,096
729	Stoneridge Inc.*	5,045
7,263	TD SYNNEX Corp.	1,836,450
1,307	Trimble Inc.*	78,342
617	TTM Technologies Inc.*	73,374
358	Turtle Beach Corp.*	4,586
2,211	Vicor Corp.*	414,960
3,595	Vishay Intertechnology Inc.	109,396
739	Vontier Corp.	23,803
8,982	Woodward Inc.	3,052,263
	Total Electronics	23,069,381
Engineering & Construction – 1.1%
502	908 Devices Inc.*	5,356
755	AECOM	50,910
353	Argan Inc.	150,021
408	Bowman Consulting Group Ltd.*	17,377
12,994	Cardinal Infrastructure Group Inc., Class A Shares*	480,518
2,382	Centuri Holdings Inc.*	48,617
870	Comfort Systems USA Inc.	1,344,689
473	Concrete Pumping Holdings Inc.*	4,271
6,871	Construction Partners Inc., Class A Shares*	729,700
180	Dycom Industries Inc.*	52,418
3,163	EMCOR Group Inc.	2,323,350
413	Energy Services of America Corp.	4,811
5,985	Everus Construction Group Inc.*	689,053
1,227	Exponent Inc.	87,129
3,797	Fluor Corp.*	206,974
1,928	Frontdoor Inc.*	155,917

See Notes to Financial Statements.
69

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
1,201	Granite Construction Inc.	$144,793
106	IES Holdings Inc.*	32,118
707	Jacobs Solutions Inc.	105,378
1,034	Latham Group Inc.*	7,310
258	Limbach Holdings Inc.*	10,635
375	MasTec Inc.*	89,918
400	Mistras Group Inc.*	7,504
421	MYR Group Inc.*	122,688
1,055	Orion Group Holdings Inc.*	9,917
853	Palladyne AI Corp.*	4,871
194	Perma-Pipe International Holdings Inc.*	5,321
325	Primoris Services Corp.	23,436
1,609	Sterling Infrastructure Inc.*	756,343
542	TSS Inc.*	4,266
1,234	Tutor Perini Corp.	109,234
	Total Engineering & Construction	7,784,843
Environmental Control – 0.7%
988	Cadiz Inc.*	3,922
1,720	Casella Waste Systems Inc., Class A Shares*	158,670
11,741	CECO Environmental Corp.*	835,959
11,376	Clean Harbors Inc.*	3,586,284
1,458	Energy Recovery Inc.*	11,241
632	Enviri Corp.*	14,081
1,574	GFL Environmental Inc.	66,565
807	Onterris Inc.*	13,493
898	Pentair PLC	54,293
624	Perma-Fix Environmental Services Inc.*	11,326
711	Pure Cycle Corp.*	7,889
3,229	PureCycle Technologies Inc.*(a)	21,085
1,577	Tetra Tech Inc.	56,993
1,485	Veralto Corp.	146,376
	Total Environmental Control	4,988,177
Hand/Machine Tools – 0.5%
872	Cadre Holdings Inc.	25,863
26,126	Enerpac Tool Group Corp., Class A Shares	975,022
963	Franklin Electric Co., Inc.	96,387
2,088	Kennametal Inc.	61,262
6,144	Lincoln Electric Holdings Inc.	1,727,877
606	Luxfer Holdings PLC, ADR	10,411
223	MSA Safety Inc.	41,650
307	Snap-on Inc.	118,597
929	Stanley Black & Decker Inc.	89,528
	Total Hand/Machine Tools	3,146,597

See Notes to Financial Statements.
70

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Construction & Mining – 0.3%
572	Astec Industries Inc.	$24,339
57,278	Babcock & Wilcox Enterprises Inc.*	431,876
3,322	Bloom Energy Corp., Class A Shares*	685,329
554	BWX Technologies Inc.	84,369
969	Forgent Power Solutions Inc., Class A Shares*	29,593
288	Hyster-Yale Inc.	9,752
604	Lightbridge Corp.*	4,548
779	Manitowoc Co., Inc.*	15,128
944	NANO Nuclear Energy Inc.*(a)	17,266
8,761	NuScale Power Corp.*	81,214
365	Oshkosh Corp.	56,250
6,709	Standard Nuclear Inc, Class A Shares*	108,082
2,948	Terex Corp.	187,227
	Total Machinery-Construction & Mining	1,734,973
Machinery-Diversified – 2.8%
795	Aebi Schmidt Holding AG*	10,057
6,627	AGCO Corp.	784,040
269	Alamo Group Inc.	44,272
721	Albany International Corp., Class A Shares	39,965
2,547	Applied Industrial Technologies Inc.	825,177
39,323	Cactus Inc., Class A Shares	2,765,193
4,914	CNH Industrial NV	58,133
965	Cognex Corp.	58,826
724	Columbus McKinnon Corp.	12,786
5,475	Crane Co.	1,122,758
437	CSW Industrials Inc.	135,011
807	Dover Corp.	156,744
4,155	DXP Enterprises Inc.*	780,018
1,396	Eastman Kodak Co.*	12,536
287	ESAB Corp.	21,634
771	Flowserve Corp.	60,978
106,318	Gates Industrial Corp., Ltd*	2,719,615
241	Gencor Industries Inc.*	4,473
517	Gorman-Rupp Co.	38,982
928	Graco Inc.	71,855
8,926	Ichor Holdings Ltd.*	478,166
12,122	IDEX Corp.	2,771,574
2,368	Ingersoll Rand Inc.	182,454
323	Kadant Inc.	96,622
281	Lindsay Corp.	32,290
255	Middleby Corp.*	28,264
255	Midera Food Processing Inc.*	11,954

See Notes to Financial Statements.
71

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
4,231	Mueller Water Products Inc., Class A Shares	$102,136
304	Nordson Corp.	97,803
2,325	Otis Worldwide Corp.	165,377
199	Power Solutions International Inc.*	7,226
79	Pro-Dex Inc.*	4,906
21,542	Regal Rexnord Corp.	3,413,330
4,056	Richtech Robotics Inc., Class B Shares*	7,585
665	Rockwell Automation Inc.	282,246
12,732	Symbotic Inc., Class A Shares*	505,079
497	Tennant Co.	34,591
561	Toro Co.	54,872
300	Twin Disc Inc.	6,885
165	Watts Water Technologies Inc., Class A Shares	60,349
996	Westinghouse Air Brake Technologies Corp.	284,786
1,436	Xylem Inc.	158,118
22,722	Zurn Elkay Water Solutions Corp.	1,086,112
	Total Machinery-Diversified	19,595,778
Metal Fabricate/Hardware – 1.4%
406	Advanced Drainage Systems Inc.	55,106
29,511	Helios Technologies Inc.	2,154,893
5,188	Hillman Solutions Corp.*	39,948
3,648	Janus International Group Inc.*	18,094
187	L B Foster Co., Class A Shares*	7,014
19,867	Mayville Engineering Co., Inc.*	384,625
1,040	Metallus Inc.*	20,301
1,210	Mueller Industries Inc.	75,516
59	Omega Flex Inc.	1,572
305	Park-Ohio Holdings Corp.	13,765
11,071	Proto Labs Inc.*	886,344
189	RBC Bearings Inc.*	93,415
1,036	Ryerson Holding Corp.	25,962
350	Timken Co.	42,158
890	Tredegar Corp.*	6,844
5,957	Valmont Industries Inc.	2,797,765
844	Worthington Steel Inc.	29,076
35,263	Xometry Inc., Class A Shares*	3,268,527
	Total Metal Fabricate/Hardware	9,920,925
Miscellaneous Manufacturers – 1.5%
585	AO Smith Corp.	34,591
2,513	Avient Corp.	110,723
457	Axon Enterprise Inc.*	258,918
141	Core Molding Technologies Inc.*	3,532

See Notes to Financial Statements.
72

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
675	Donaldson Co., Inc.	$61,351
794	DuPont de Nemours Inc.	106,864
10,971	Enpro Inc.	3,249,830
217	Fabrinet*	89,606
5,371	Federal Signal Corp.	628,407
17,346	ITT Inc.	3,474,230
1,429	JBT Marel Corp.	167,007
1,221	LSB Industries Inc.*	13,028
565	Materion Corp.	133,385
1,039	Myers Industries Inc.	33,342
501	NLI Holdings Inc.	3,342
1,659	Outdoor Holding Co.*	3,583
381	Park Aerospace Corp.	12,398
1,044	Sight Sciences Inc.*	8,874
1,056	Smith & Wesson Brands Inc.	13,432
408	Sturm Ruger & Co., Inc.	15,492
3,701	Teledyne Technologies Inc.*	2,268,528
999	Textron Inc.	80,479
2,101	Trinity Industries Inc.	60,551
	Total Miscellaneous Manufacturers	10,831,493
Packaging & Containers – 0.3%
2,795	Amcor PLC	128,262
384	AptarGroup Inc.	50,542
3,524	Ardagh Metal Packaging SA	17,902
1,610	Ball Corp.	101,382
377	Clearwater Paper Corp.*	7,913
663	Crown Holdings Inc.	77,167
1,498	Graphic Packaging Holding Co.	16,778
659	Greif Inc., Class A Shares	54,532
104	Greif Inc., Class B Shares	10,987
140	Karat Packaging Inc.	6,670
57,965	O-I Glass Inc.*	421,405
525	Packaging Corp. of America	122,818
933	Ranpak Holdings Corp., Class A Shares*	4,432
28,156	Silgan Holdings Inc.	1,169,600
3,161	Smurfit Westrock PLC	148,251
579	Sonoco Products Co.	31,932
769	TriMas Corp.	29,822
	Total Packaging & Containers	2,400,395
Shipbuilding – 0.0%
217	Huntington Ingalls Industries Inc.	63,190

See Notes to Financial Statements.
73

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 0.8%
3,596	ArcBest Corp.	$496,140
953	Ardmore Shipping Corp.	16,573
712	CH Robinson Worldwide Inc.	106,558
199	Costamare Bulkers Holdings Ltd.*	4,074
999	Costamare Inc.	15,265
372	Covenant Logistics Group Inc., Class A Shares	13,150
1,333	CryoPort Inc.*	21,328
3,968	DHT Holdings Inc.	77,773
935	Dorian LPG Ltd.	46,787
779	Expeditors International of Washington Inc.	147,737
662	Fedex Freight Holding Co., Inc.*	88,536
768	FLEX LNG Ltd.*	24,315
638	Forward Air Corp.*	10,846
751	Genco Shipping & Trading Ltd.	19,699
701	GXO Logistics Inc.*	33,459
1,098	Heartland Express Inc.	13,571
643	Himalaya Shipping Ltd.*	10,764
1,626	Hub Group Inc., Class A Shares	64,829
1,135	International Seaways Inc.	111,956
3,933	JB Hunt Transport Services Inc.	1,044,093
285	Kirby Corp.*	40,430
15,661	Knight-Swift Transportation Holdings Inc., Class A Shares	1,072,935
198	Landstar System Inc.	35,765
1,480	Marten Transport Ltd.	21,342
820	Matson Inc.	184,344
966	Navigator Holdings Ltd.	21,358
5,082	Nordic American Tankers Ltd.	34,710
1,076	Old Dominion Freight Line Inc.	215,157
132	PAMT Corp.*	1,601
665	Pangaea Logistics Solutions Ltd.	5,400
539	Proficient Auto Logistics Inc.*	2,717
1,217	Radiant Logistics Inc.*	10,393
4,513	RXO Inc.*	95,901
203	Ryder System Inc.	49,625
1,214	Safe Bulkers Inc.	10,477
152	Saia Inc.*	53,980
242	Schneider National Inc., Class B Shares	8,351
1,253	Scorpio Tankers Inc.	98,812
3,380	SFL Corp., Ltd, Class B Shares	42,081
1,378	Teekay Corp., Ltd	18,134
620	Teekay Tankers Ltd., Class A Shares	55,577
268	Universal Logistics Holdings Inc.	5,006

See Notes to Financial Statements.
74

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
1,634	Werner Enterprises Inc.	$64,020
1,308	World Kinect Corp.	46,761
6,674	XPO Inc.*	1,294,689
	Total Transportation	5,857,019
Trucking & Leasing – 0.0%
966	GATX Corp.	168,982
718	Greenbrier Cos., Inc.	32,360
297	Willis Lease Finance Corp.	16,077
	Total Trucking & Leasing	217,419
	TOTAL INDUSTRIAL	107,301,943
TECHNOLOGY – 11.0%
Computers – 2.1%
3,019	3D Systems Corp.*	9,902
619	Amdocs Ltd.	39,034
949	Amentum Holdings Inc.*	18,970
4,358	CACI International Inc., Class A Shares*	2,715,078
2,819	Cognizant Technology Solutions Corp., Class A Shares	182,051
4,943	Conduent Inc.*	8,502
1,390	Corsair Gaming Inc.*	16,888
1,353	Crane NXT Co.	66,162
1,004	Cricut Inc., Class A Shares	5,924
574	Diebold Nixdorf Inc.*	38,940
9,455	D-Wave Quantum Inc.*	162,626
4,632	DXC Technology Co.*	52,342
305	EPAM Systems Inc.*	35,938
1,023	Everforth Inc.*	33,166
1,834	Everpure Inc., Class A Shares*	170,470
524	Everspin Technologies Inc.*	8,515
30,931	ExlService Holdings Inc.*	1,177,852
1,615	Forward Industries Inc.*	10,239
388	Gartner Inc.*	76,867
813	Genpact Ltd.	30,878
1,162	Globant SA*	47,305
1,774	Grid Dynamics Holdings Inc.*	14,156
7,774	Hewlett Packard Enterprise Co.	406,114
5,530	HP Inc.	166,011
3,165	Infleqtion Inc.*(a)	41,367
775	Insight Enterprises Inc.*	121,690
645	KBR Inc.	24,187
1,266	Kyndryl Holdings Inc.*	17,028
734	Leidos Holdings Inc.	102,914
417	Lumentum Holdings Inc.*	381,455

See Notes to Financial Statements.
75

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
1,481	MAXIMUS Inc.	$85,557
1,056	Mitek Systems Inc.*	19,494
1,992	NCR Atleos Corp.*	91,473
3,300	NCR Voyix Corp.*	27,654
1,191	NetApp Inc.	220,680
1,922	NetScout Systems Inc.*	74,631
2,730	NextNav Inc.*	43,325
6,289	Okta Inc., Class A Shares*	1,088,249
604	One Stop Systems Inc.*	6,294
808	OneSpan Inc.	13,348
962	PAR Technology Corp.*	18,086
270	Parsons Corp.*	13,133
3,829	Pitney Bowes Inc.	65,591
979	Qualys Inc.*	182,231
73,515	Rapid7 Inc.*	989,512
9,022	Rigetti Computing Inc.*	141,285
1,184	Rimini Street Inc.*	6,642
21,152	Rubrik Inc., Class A Shares*	1,967,982
62,667	SailPoint Inc.*	1,288,434
235	Science Applications International Corp.	30,132
1,396	Serve Robotics Inc.*(a)	6,799
3,371	Super Micro Computer Inc.*	125,671
1,309	Telos Corp.*	6,309
30,483	Tenable Holdings Inc.*	1,162,926
1,437	Unisys Corp.*	3,880
790	V2X Inc.*	60,956
14,668	Varonis Systems Inc., Class B Shares*	642,018
430	Velo3D Inc.*	5,121
2,219	Vuzix Corp.*	5,792
632	Zscaler Inc.*	119,059
	Total Computers	14,694,835
Office/Business Equipment – 0.1%
2,975	Xerox Holdings Corp.(a)	9,609
2,831	Zebra Technologies Corp., Class A Shares*	1,000,900
	Total Office/Business Equipment	1,010,509
Semiconductors – 3.9%
1,451	ACM Research Inc., Class A Shares*	105,662
2,575	Aehr Test Systems*	204,120
339	Aeluma Inc.*	4,441
696	Allegro MicroSystems Inc.*	25,230
594	Alpha & Omega Semiconductor Ltd.*	14,648
1,148	Ambarella Inc.*	79,648

See Notes to Financial Statements.
76

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
6,723	Ambiq Micro Inc.*	$392,018
754	Amkor Technology Inc.	35,664
305	Amtech Systems Inc.*	4,459
911	Arteris Inc.*	19,933
4,955	Astera Labs Inc.*	1,471,536
972	Atomera Inc.*	4,044
844	Axcelis Technologies Inc.*	97,339
1,680	AXT Inc.*	101,825
1,780	Blaize Holdings Inc.*(a)	868
630	CEVA Inc.*	17,042
265	Cirrus Logic Inc.*	29,020
49,914	Cohu Inc.*	2,301,035
5,650	Credo Technology Group Holding Ltd.*	1,277,974
1,238	Diodes Inc.*	112,410
15,270	Entegris Inc.	2,065,878
469	FormFactor Inc.*	47,186
715	GLOBALFOUNDRIES Inc.	31,953
824	GSI Technology Inc.*	4,565
787	Impinj Inc.*	137,190
153	IPG Photonics Corp.*	11,640
1,396	Kulicke & Soffa Industries Inc.	111,764
13,251	Lattice Semiconductor Corp.*	1,528,370
4,357	MACOM Technology Solutions Holdings Inc.*	1,149,507
2,217	MaxLinear Inc., Class A Shares*	132,820
3,066	Microchip Technology Inc.	225,198
8,256	MKS Inc.	2,115,517
4,824	Navitas Semiconductor Corp., Class A Shares*	55,910
2,260	ON Semiconductor Corp.*	167,443
6,429	Onto Innovation Inc.*	1,717,893
8,738	Ouster Inc.*	300,937
12,775	Penguin Solutions Inc.*	626,997
1,514	Photronics Inc.*	42,604
1,508	Power Integrations Inc.	77,481
472	Qorvo Inc.*	45,350
430	QuickLogic Corp.*	4,614
651	Rambus Inc.*	56,435
211	Richardson Electronics Ltd.	3,655
561	Semtech Corp.*	74,591
12,764	Silicon Laboratories Inc.*	2,795,954
9,485	Silicon Motion Technology Corp., ADR	2,341,277
2,734	SiTime Corp.*	1,545,858
838	Skyworks Solutions Inc.	56,154

See Notes to Financial Statements.
77

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
1,047	Synaptics Inc.*	$101,266
6,316	Teradyne Inc.	2,209,526
3,550	Tower Semiconductor Ltd.*	727,928
8,122	Ultra Clean Holdings Inc.*	550,915
1,619	Veeco Instruments Inc.*	71,722
328	Vishay Precision Group Inc.*	20,274
777	Wolfspeed Inc.*	21,290
	Total Semiconductors	27,476,578
Software – 4.9%
2,844	8x8 Inc.*	5,347
2,768	ACI Worldwide Inc.*	147,479
4,031	ACV Auctions Inc., Class A Shares*	28,338
3,001	Adeia Inc.	75,715
3,553	Agilysys Inc.*	413,605
872	Akamai Technologies Inc.*	94,717
1,626	Alkami Technology Inc.*	33,170
2,520	Amplitude Inc., Class A Shares*	35,532
134	Appfolio Inc., Class A Shares*	31,384
1,051	Appian Corp., Class A Shares*	45,140
2,191	Asana Inc., Class A Shares*	22,480
516	Asure Software Inc.*	4,706
1,022	Atlassian Corp., Class A Shares*	198,442
1,246	Autodesk Inc.*	322,128
37,042	AvePoint Inc.*	515,625
15,402	Bandwidth Inc., Class A Shares*	745,919
42,537	Bentley Systems Inc., Class B Shares	1,563,235
13,155	BigBear.ai Holdings Inc.*(a)	41,175
454	BILL Holdings Inc.*	22,350
917	Blackbaud Inc.*	44,071
1,267	BlackLine Inc.*	42,090
5,891	Blend Labs Inc., Class A Shares*	9,131
3,637	Box Inc., Class A Shares*	130,132
2,492	Braze Inc., Class A Shares*	84,828
184	Bullish*	6,262
3,579	C3.ai Inc., Class A Shares*	38,725
193	Carlsmed Inc.*	3,144
2,891	CCC Intelligent Solutions Holdings Inc.*	21,567
973	Cerence Inc.*	8,212
240	Claritev Corp., Class A Shares*	9,559
2,567	Clear Secure Inc., Class A Shares	113,333
508	Climb Global Solutions Inc.	14,493
1,855	Cloudflare Inc., Class A Shares*	565,979

See Notes to Financial Statements.
78

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
2,263	Commerce.com Inc.*	$5,454
1,205	CommVault Systems Inc.*	165,712
1,150	Concentrix Corp.	34,615
421	Consensus Cloud Solutions Inc.*	16,103
2,105	CoreWeave Inc., Class A Shares*	178,693
1,030	CS Disco Inc.*	4,511
28	Daily Journal Corp.*	17,442
1,928	Datadog Inc., Class A Shares*	457,013
983	Digi International Inc.*	73,666
349	Digimarc Corp.*	2,087
3,038	Digital Turbine Inc.*	32,689
6,144	DigitalOcean Holdings Inc.*	680,079
1,167	DocuSign Inc., Class A Shares*	77,337
753	Domo Inc., Class B Shares*	2,846
631	Donnelley Financial Solutions Inc.*	30,477
3,798	DoubleVerify Holdings Inc.*	50,893
693	Doximity Inc., Class A Shares*	18,510
1,011	Dropbox Inc., Class A Shares*	35,577
193	Duolingo Inc., Class A Shares*	28,634
688	Duos Technologies Group Inc.*	6,385
1,683	Dynatrace Inc.*	91,875
483	eGain Corp.*	3,603
483	Elastic NV*	47,117
13,368	Ethos Technologies Inc., Class A Shares*	485,659
425	EverCommerce Inc.*	3,770
3,065	Evolent Health Inc., Class A Shares*	13,793
130	Fair Isaac Corp.*	149,137
39,822	Fastly Inc., Class A Shares*	907,543
3,131	Fidelity National Information Services Inc.	127,651
1,290	Figma Inc., Class A Shares*	35,462
3,209	Fiserv Inc.*	171,072
25,537	Five9 Inc.*	882,559
5,588	Freshworks Inc., Class A Shares*	77,785
1,434	Gemini Space Station Inc., Class A Shares*(a)	6,453
79,113	Genius Sports Ltd.*	587,018
573	GigaCloud Technology Inc., Class A Shares*	27,808
764	Gitlab Inc., Class A Shares*	35,557
5,230	Guidewire Software Inc.*	1,070,843
2,163	HeartFlow Inc.*	108,994
1,124	Hinge Health Inc., Class A Shares*	104,037
299	HubSpot Inc.*	78,147
558	I3 Verticals Inc., Class A Shares*	8,956

See Notes to Financial Statements.
79

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
202	IBEX Holdings Ltd.*	$7,769
267	Ibotta Inc., Class A Shares*	9,935
644	Immersion Corp.	4,882
3,944	Innodata Inc.*	222,521
1,468	Intapp Inc.*	63,667
2,262	IonQ Inc.*	88,919
406	Jack Henry & Associates Inc.	68,171
25,013	JFrog Ltd.*	2,503,051
1,888	Kaltura Inc.*	2,983
841	Klaviyo Inc., Class A Shares*	17,308
485	Life360 Inc.*	20,787
1,543	LiveRamp Holdings Inc.*	58,202
342	Manhattan Associates Inc.*	76,331
571	McGraw Hill Inc.*	7,497
4,587	MongoDB Inc., Class A Shares*	2,079,608
417	MSCI Inc., Class A Shares	237,957
1,818	N-able Inc.*	7,236
32,783	Navan Inc., Class A Shares*	952,674
2,892	nCino Inc.*	65,359
1,523	Nutanix Inc., Class A Shares*	104,432
131	Nutex Health Inc.*	24,728
789	Omada Health Inc.*	19,370
1,983	PagerDuty Inc.*	28,040
1,948	Paychex Inc.	248,058
263	Paycom Software Inc.	62,883
792	PDF Solutions Inc.*	35,228
516	Pegasystems Inc.	18,994
1,338	Phreesia Inc.*	16,337
27,686	Planet Labs PBC*	549,567
1,639	Playtika Holding Corp.	3,721
51,915	Porch Group Inc.*	882,036
717	Procore Technologies Inc.*	44,970
1,025	Progress Software Corp.*	47,427
720	PTC Inc.*	112,133
1,007	PubMatic Inc., Class A Shares*	16,746
5,372	Quantum Computing Inc.*(a)	44,212
2,396	Rackspace Technology Inc.*	7,499
6,119	Red Violet Inc.*	447,666
239	ReposiTrak Inc.	1,914
468	RingCentral Inc., Class A Shares	32,582
3,843	ROBLOX Corp., Class A Shares*	158,677
5,107	Roper Technologies Inc.	2,168,636

See Notes to Financial Statements.
80

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
2,080	Samsara Inc., Class A Shares*	$84,968
1,424	Schrodinger Inc.*	27,768
1,884	SentinelOne Inc., Class A Shares*	41,636
14,740	ServiceTitan Inc., Class A Shares*	1,445,110
115	SharonAI Holdings Inc., Class A Shares*(a)	6,309
5,060	SHARPLINK INC*	43,668
61,700	SimilarWeb Ltd.*	573,193
375	Simulations Plus Inc.*	6,900
1,966	Snowflake Inc., Class A Shares*	651,591
10,767	SoundHound AI Inc., Class A Shares*(a)	77,092
1,284	Sprout Social Inc., Class A Shares*	14,612
923	SPS Commerce Inc.*	78,824
1,220	SS&C Technologies Holdings Inc.	101,223
1,086	Take-Two Interactive Software Inc.*	238,594
2,575	Teradata Corp.*	74,675
7,975	Twilio Inc., Class A Shares*	1,879,149
236	Tyler Technologies Inc.*	87,844
2,175	UiPath Inc., Class A Shares*	40,607
48,843	Unity Software Inc.*	2,056,290
903	Veeva Systems Inc., Class A Shares*	257,978
1,555	Vertex Inc., Class A Shares*	22,019
1,422	Via Transportation Inc., Class A Shares*	39,716
516	Viant Technology Inc., Class A Shares*	6,646
2,911	Waystar Holding Corp.*	76,210
1,739	Weave Communications Inc.*	12,712
262	Whitefiber Inc.*(a)	4,957
1,244	Workday Inc., Class A Shares*	245,628
1,400	Workiva Inc., Class A Shares*	112,000
2,641	Yext Inc.*	17,880
61,013	Zeta Global Holdings Corp., Class A Shares*	1,889,573
1,609	Zoom Communications Inc., Class A Shares*	155,558
6,624	ZoomInfo Technologies Inc., Class A Shares*	28,086
	Total Software	34,351,304
	TOTAL TECHNOLOGY	77,533,226
UTILITIES – 3.1%
Electric – 2.7%
4,075	AES Corp.	60,065
1,564	Alliant Energy Corp.	106,321
22,873	Ameren Corp.	2,424,767
826	Ameresco Inc., Class A Shares*	18,271
19,000	American Electric Power Co., Inc.	2,326,170
2,259	Avista Corp.	83,944

See Notes to Financial Statements.
81

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
16,150	Black Hills Corp.	$1,157,632
789	Brookfield Renewable Corp.	25,366
57,458	CenterPoint Energy Inc.	2,275,337
646	Clearway Energy Inc., Class C Shares	20,510
1,860	CMS Energy Corp.	126,592
2,125	Consolidated Edison Inc.	227,418
1,257	DTE Energy Co.	170,487
2,305	Edison International	124,424
23,411	Entergy Corp.	2,488,823
1,394	Evergy Inc.	112,942
2,276	Eversource Energy	159,639
6,075	Exelon Corp.	265,599
3,329	FirstEnergy Corp.	152,668
460	Genie Energy Ltd., Class B Shares	6,826
4,153	Hawaiian Electric Industries Inc.*	46,597
16,917	IDACORP Inc.	2,303,419
1,013	MGE Energy Inc.	78,700
920	Net Power Inc.*	1,638
1,687	Northwestern Energy Group Inc.	116,673
1,231	NRG Energy Inc.	135,558
1,167	OGE Energy Corp.	53,250
850	Oklo Inc., Class A Shares*	34,484
1,691	Ormat Technologies Inc.	172,482
1,052	Otter Tail Corp.	95,174
12,903	PG&E Corp.	171,223
678	Pinnacle West Capital Corp.	66,200
37,428	Portland General Electric Co.	1,828,732
4,555	PPL Corp.	155,462
2,878	Public Service Enterprise Group Inc.	211,044
273	Talen Energy Corp.*	80,742
2,806	TXNM Energy Inc.	161,654
408	Unitil Corp.	21,844
1,975	Vistra Corp.	271,306
1,877	WEC Energy Group Inc.	199,281
3,701	Xcel Energy Inc.	280,129
	Total Electric	18,819,393
Gas – 0.3%
998	Atmos Energy Corp.	165,798
3,399	Brookfield Infrastructure Corp., Class A Shares	129,910
633	Chesapeake Utilities Corp.	84,531
1,167	MDU Resources Group Inc.	23,247
539	National Fuel Gas Co.	44,769

See Notes to Financial Statements.
82

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – (continued)
2,770	New Jersey Resources Corp.	$147,752
2,896	NiSource Inc.	118,504
1,155	Northwest Natural Holding Co.	56,676
1,717	ONE Gas Inc.	136,106
141	RGC Resources Inc.	3,019
1,988	Southwest Gas Holdings Inc.	175,600
15,955	Spire Inc.	1,305,757
1,192	UGI Corp.	45,832
	Total Gas	2,437,501
Water – 0.1%
1,074	American States Water Co.	95,897
1,179	American Water Works Co., Inc.	162,973
1,637	California Water Service Group	81,801
345	Consolidated Water Co., Ltd.	10,271
1,656	Essential Utilities Inc.	68,177
200	Global Water Resources Inc.	1,839
953	H2O America	60,392
455	Middlesex Water Co.	26,390
335	York Water Co.	11,417
	Total Water	519,157
	TOTAL UTILITIES	21,776,051
	TOTAL COMMON STOCKS (Cost – $529,962,712)	650,282,426
EXCHANGE TRADED FUNDS (ETFs) – 5.2%
6,838	iShares Russell 2000 Growth	2,577,858
18,664	iShares Russell 2000 Value	4,139,675
270,288	State Street SPDR S&P 600 Small Capital Value	29,461,392
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $35,428,503)	36,178,925
LIMITED PARTNERSHIP – 0.0%
FINANCIAL – 0.0%
Investment Companies – 0.0%
1,739	Compass Diversified Holdings* (Cost – $35,399)	20,103
CLOSED-END FUND – 0.0%
710	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost – $5,080)	3,770
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $565,431,694)	686,485,224

See Notes to Financial Statements.
83

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
$1,957,170	ANZ National Bank – London, 2.980% due 9/1/26	$1,957,170
8,117,538	Citibank – New York, 2.980% due 9/1/26	8,117,538
8,929,555	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	8,929,555
	TOTAL TIME DEPOSITS (Cost – $19,004,263)	19,004,263

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
1,686,114	Federated Government Obligations Fund, Premier Class, 3.591%(d) (Cost – $1,686,114)	1,686,114
	TOTAL INVESTMENTS – 100.5% (Cost – $586,122,071)	707,175,601
	Liabilities in Excess of Other Assets – (0.5)%	(3,615,926)
	TOTAL NET ASSETS – 100.0%	$703,559,675

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $1,393 and represents 0.00% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LLC	— Limited Liability Company
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
See Notes to Financial Statements.
84

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Small-Mid Cap Equity Fund(concluded)
Summary of Investments by Security Sector^

Consumer Non-cyclical	22.5%
Financial	17.7
Industrial	15.2
Technology	11.0
Consumer Cyclical	10.0
Energy	4.7
Basic Materials	4.5
Communications	3.3
Utilities	3.1
Government	0.0*
Exchange Traded Funds (ETFs)	5.1
Closed-End Fund	0.0*
Short-Term Investments	2.7
Money Market Fund	0.2
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At August 31, 2026, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index September Futures	8	9/26	$1,187,190	$1,183,480	$(3,710)
S&P MidCap 400 Index September Futures	2	9/26	765,748	753,420	(12,328)
					$(16,038)

At August 31, 2026, Destinations Small-Mid Cap Equity Fund had deposited cash of $156,511 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.
85

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 93.0%
Australia – 2.9%
9,698	AGL Energy Ltd.	$59,607
7,197	ALS Ltd.	114,279
33,522	AMP Ltd.	57,119
3,147	Ampol Ltd.	97,146
18,337	Ansell Ltd.	536,254
400,546	ANZ Group Holdings Ltd.	10,683,745
17,782	APA Group	138,739
7,903	Aristocrat Leisure Ltd.	344,732
155,602	ASX Ltd.(a)	6,234,047
11,561	Atlas Arteria Ltd.	38,017
23,615	Aurizon Holdings Ltd.	61,913
9,383	Bank of Queensland Ltd.	43,877
16,624	Beach Energy Ltd.	10,337
9,334	Bendigo & Adelaide Bank Ltd.	71,708
73,224	BHP Group Ltd.	3,437,083
6,697	BlueScope Steel Ltd.	148,636
19,799	Brambles Ltd.	277,485
5,022	CAR Group Ltd.	99,459
7,593	Challenger Ltd.	51,397
6,694	Charter Hall Group	92,551
162,528	Charter Hall Retail REIT	456,205
36,818	Cleanaway Waste Management Ltd.	68,468
1,027	Cochlear Ltd.	98,728
19,480	Coles Group Ltd.	335,616
23,799	Commonwealth Bank of Australia(a)	2,711,942
7,506	Computershare Ltd.	213,707
6,887	CSL Ltd.	845,456
6,567	Deterra Royalties Ltd.	19,289
14,206	Dexus	58,798
1,623	Domino’s Pizza Enterprises Ltd.	24,283
9,664	Downer EDI Ltd.	45,242
23,637	Dyno Nobel Ltd.	63,966
2,745	EBOS Group Ltd.	34,267
22,901	Endeavour Group Ltd.	51,529
29,328	Evolution Mining Ltd.	310,693
3,188	Flight Centre Travel Group Ltd.	26,789
22,112	Fortescue Ltd.	280,099
17,436	Genesis Minerals Ltd.*	102,122
28,089	Goodman Group	557,460
29,829	GPT Group	100,316
9,902	Harvey Norman Holdings Ltd.	30,360
990	HUB24 Ltd.	53,648
8,669	IGO Ltd.*	53,825
180,103	Iluka Resources Ltd.	883,140

See Notes to Financial Statements.
86

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
33,446	Insurance Australia Group Ltd.	$188,155
1,654	JB Hi-Fi Ltd.	79,233
14,290	Lendlease Corp., Ltd.	30,058
29,141	Lottery Corp., Ltd	104,181
12,073	Lynas Rare Earths Ltd.*	136,240
5,116	Macquarie Group Ltd.	917,856
3,449	Magellan Financial Group Ltd.	22,165
38,470	Medibank Pvt Ltd.	133,489
11,591	Metcash Ltd.	24,414
2,507	Mineral Resources Ltd.*	115,737
55,149	Mirvac Group	71,878
51,200	MMG Ltd.*	59,847
44,579	National Australia Bank Ltd.	1,230,814
1,941	Netwealth Group Ltd.	29,973
5,455	New Hope Corp., Ltd	23,607
12,477	NEXTDC Ltd.*	123,359
625,220	Nine Entertainment Co. Holdings Ltd.	432,060
676,879	Northern Star Resources Ltd.	11,312,940
100,055	NRW Holdings Ltd.	540,893
7,215	Orica Ltd.	114,826
25,171	Origin Energy Ltd.	209,518
20,515	Orora Ltd.	21,450
404,977	Perenti Ltd.	652,083
1,441	Perpetual Ltd.	19,711
46,381	PLS Group Ltd.*	179,128
821	Pro Medicus Ltd.	105,405
11,642	Qantas Airways Ltd.	78,538
21,339	QBE Insurance Group Ltd.	340,625
30,707	Ramelius Resources Ltd.	83,830
2,908	Ramsay Health Care Ltd.	106,850
588	REA Group Ltd.	74,657
4,543	Reece Ltd.	54,700
18,711	Region Group	30,031
483,856	Regis Resources Ltd.	2,861,776
5,229	Rio Tinto Ltd.	652,848
5,856	Sandfire Resources Ltd.*	95,180
44,326	Santos Ltd.	259,247
75,034	Scentre Group	192,945
4,079	SEEK Ltd.	42,911
2,323	SGH Ltd.	65,748
70,209	Sigma Healthcare Ltd.	135,302
2,325	Sims Ltd.	40,400
7,194	Sonic Healthcare Ltd.	100,954
62,831	South32 Ltd.	231,804

See Notes to Financial Statements.
87

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
215,654	Stanmore Resources Ltd.	$423,285
11,363	Steadfast Group Ltd.	47,529
30,827	Stockland	96,297
15,936	Suncorp Group Ltd.	215,299
4,098	Technology One Ltd.	95,622
4,144	Telix Pharmaceuticals Ltd.*	45,609
55,734	Telstra Group Ltd.	186,403
5,739	TPG Telecom Ltd.	15,500
43,808	Transurban Group	448,510
11,246	Treasury Wine Estates Ltd.*	44,160
58,717	Vicinity Ltd.	104,733
4,989	Washington H Soul Pattinson & Co., Ltd.	158,994
16,040	Wesfarmers Ltd.	914,170
48,589	Westpac Banking Corp.	1,200,241
11,227	Whitehaven Coal Ltd.	68,799
3,042	WiseTech Global Ltd.	87,950
26,908	Woodside Energy Group Ltd.	626,677
17,141	Woolworths Group Ltd.	495,206
5,883	Worley Ltd.	43,032
5,571	Yancoal Australia Ltd.	24,734
	Total Australia	57,694,195
Austria – 0.1%
980	ANDRITZ AG	94,915
1,133	BAWAG Group AG(b)	236,576
4,004	Erste Group Bank AG	563,940
1,961	OMV AG	156,028
2,035	Raiffeisen Bank International AG	150,714
217	Strabag SE	23,803
783	Telekom Austria AG, Class A Shares	9,205
850	Verbund AG	58,563
662	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,514
	Total Austria	1,349,258
Belgium – 0.3%
324	Ackermans & van Haaren NV	102,862
2,567	Ageas SA	225,104
13,557	Anheuser-Busch InBev SA	1,075,250
881	Argenx SE*	902,408
1,749	Argenx SE, ADR*	1,804,373
256	D’ieteren Group	53,113
661	Elia Group SA, Class B Shares	98,503
292	Financiere de Tubize SA	62,438
1,170	Groupe Bruxelles Lambert NV	100,354
3,219	KBC Group NV	489,633
5	Lotus Bakeries NV	74,124

See Notes to Financial Statements.
88

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Belgium – (continued)
251	Sofina SA	$71,938
968	Syensqo SA	91,291
1,701	UCB SA	425,647
2,443	Warehouses De Pauw CVA	59,588
	Total Belgium	5,636,626
Bermuda – 0.2%
111,729	Conduit Holdings Ltd.	686,755
93,940	Hiscox Ltd.	2,344,097
	Total Bermuda	3,030,852
Brazil – 0.5%
38,366	Afya Ltd., Class A Shares	560,144
109,604	Banco BTG Pactual SA	1,157,646
500,361	GPS Participacoes e Empreendimentos SA(b)	1,199,742
289,344	Localiza Rent a Car SA	1,957,833
128,274	NU Holdings Ltd., Class A Shares*	1,866,387
60,691	Petroleo Brasileiro SA - Petrobras, Class A Shares, ADR	1,056,023
91,160	XP Inc., Class A Shares	1,661,847
	Total Brazil	9,459,622
Canada – 6.7%
36,544	Agnico Eagle Mines Ltd.	7,415,325
175,146	Air Canada*	3,448,706
6,011	Alamos Gold Inc., Class A Shares	220,238
10,573	Alimentation Couche-Tard Inc.	636,768
4,300	AltaGas Ltd.	166,639
8,500	ARC Resources Ltd.	204,473
2,200	AtkinsRealis Group Inc.	133,338
10,112	Bank of Montreal	1,723,626
99,223	Bank of Nova Scotia	9,082,883
195,250	Barrick Mining Corp.	8,756,983
4,485	BCE Inc.	105,754
13,260	Boardwalk Real Estate Investment Trust	598,635
1,300	Bombardier Inc., Class B Shares*	281,245
30,099	Brookfield Corp.	1,239,620
4,800	CAE Inc.*	116,125
6,167	Cameco Corp.	608,802
42,346	Canadian Apartment Properties REIT	996,053
13,405	Canadian Imperial Bank of Commerce	1,521,513
26,991	Canadian National Railway Co.	3,367,987
29,094	Canadian Natural Resources Ltd.	1,458,741
12,832	Canadian Pacific Kansas City Ltd.	1,188,716
600	Canadian Tire Corp., Ltd, Class A Shares	81,310
65,203	Cascades Inc.	778,607
1,800	Celestica Inc.*	540,071

See Notes to Financial Statements.
89

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
19,262	Cenovus Energy Inc.	$618,741
69,228	Centerra Gold Inc.	1,586,407
2,633	CGI Inc., Class A Shares	198,261
11,900	Cogeco Communications Inc.	514,397
287	Constellation Software Inc.	649,960
19,829	Definity Financial Corp.	1,051,576
13,868	Descartes Systems Group Inc.*	1,118,114
3,709	Dollarama Inc.	468,512
25,317	DPM Metals Inc.	1,145,882
100,399	Element Fleet Management Corp.	1,908,809
4,500	Emera Inc.	225,690
31,109	Enbridge Inc.	1,576,156
15,200	Equinox Gold Corp.	196,313
36,125	Extendicare Inc.	797,072
303	Fairfax Financial Holdings Ltd.	494,050
7,100	First Majestic Silver Corp.	146,513
10,000	First Quantum Minerals Ltd.*	332,624
500	FirstService Corp.	69,580
7,154	Fortis Inc.	395,342
153,724	Fortuna Mining Corp.*	1,855,624
47,433	Franco-Nevada Corp.	12,477,793
2,301	George Weston Ltd.	161,441
4,000	GFL Environmental Inc.	169,010
2,600	Gildan Activewear Inc., Class A Shares	135,614
3,915	Great-West Lifeco Inc.	251,716
4,602	Hydro One Ltd.(b)	177,180
1,300	iA Financial Corp. Inc.	185,515
8,500	IAMGOLD Corp.*	173,870
1,000	IGM Financial Inc.	62,261
1,800	Imperial Oil Ltd.	236,554
2,484	Intact Financial Corp.	480,813
11,100	Ivanhoe Mines Ltd., Class A Shares*	96,988
3,200	Keyera Corp.	138,787
40,900	Killam Apartment Real Estate Investment Trust	529,122
17,200	Kinross Gold Corp.	526,691
16,840	Linamar Corp.	1,199,741
7,704	Loblaw Cos., Ltd.	337,076
1,300	Lundin Gold Inc.	92,589
9,500	Lundin Mining Corp.	254,371
271	LunR Royalties Corp.*	4,272
3,725	Magna International Inc.	244,580
23,824	Manulife Financial Corp.	1,010,580
25,155	Methanex Corp.	1,480,314
2,865	Metro Inc.	181,953

See Notes to Financial Statements.
90

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
5,606	National Bank of Canada	$860,224
6,958	Nutrien Ltd.	524,831
85,597	OceanaGold Corp.	2,517,977
3,500	Open Text Corp.	87,326
5,800	Pan American Silver Corp.	301,184
102,699	Parex Resources Inc.	2,113,334
8,227	Pembina Pipeline Corp.	401,036
7,587	Power Corp. of Canada	502,753
22,662	Propel Holdings Inc.	416,957
21,158	Quebecor Inc., Class B Shares	937,184
36,700	RioCan Real Estate Investment Trust	551,844
19,958	Royal Bank of Canada	4,081,025
24,647	Russel Metals Inc.	1,311,887
3,300	Saputo Inc.	96,813
38,833	Shopify Inc., Class A Shares*	5,723,103
1,700	Stantec Inc.	123,948
14,254	Strathcona Resources Ltd.	439,874
7,876	Sun Life Financial Inc.	618,567
175,976	Suncor Energy Inc.	11,771,217
14,757	TC Energy Corp.	923,996
45,317	Teck Resources Ltd., Class B Shares	3,090,234
6,985	TELUS Corp.	67,585
1,100	TFI International Inc.	147,799
1,738	Thomson Reuters Corp.	186,321
33,496	TMX Group Ltd.	1,305,811
1,200	Toromont Industries Ltd.	173,392
23,980	Toronto-Dominion Bank	2,901,062
5,339	Tourmaline Oil Corp.	243,230
3,656	Waste Connections Inc.	604,633
54,269	Wheaton Precious Metals Corp.	8,179,409
18,100	Whitecap Resources Inc.	234,551
1,900	WSP Global Inc.	258,072
	Total Canada	132,327,791
Chile – 0.1%
4,982	Antofagasta PLC	270,403
11,800	Sociedad Quimica y Minera de Chile SA, ADR	932,318
	Total Chile	1,202,721
China – 2.5%
9,500	AAC Technologies Holdings Inc.	53,882
192,788	BYD Co., Ltd., Class H Shares(c)	2,140,907
1,046,668	China Mengniu Dairy Co., Ltd.	2,415,189
2,784,000	China Resources Pharmaceutical Group Ltd.	1,588,363
47,505	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,567,610
210,221	FinVolution Group, ADR	771,511

See Notes to Financial Statements.
91

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
217,528	Full Truck Alliance Co., Ltd., ADR	$1,842,462
203,698	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,716,773
69,154	GDS Holdings Ltd., ADR*(a)	2,202,555
269,260	Hongfa Technology Co., Ltd., Class A Shares	1,384,783
127,524	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,943,391
82,436	KE Holdings Inc., ADR	1,417,075
1,731,864	Kingdee International Software Group Co., Ltd.*(a)	1,905,391
110,000	Lenovo Group Ltd.	419,634
94,600	Meituan, Class B Shares*	946,905
54,043	Montage Technology Co., Ltd., Class A Shares	1,629,769
21,863	Montage Technology Co., Ltd., Class H Shares(c)	740,674
156,797	Pony AI Inc., ADR*	1,111,691
431,300	Sany Heavy Industry Co., Ltd., Class A Shares	1,282,840
122,479	SF Holding Co., Ltd., Class H Shares(c)	483,976
164,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,515,107
108,500	Shenzhou International Group Holdings Ltd.	484,476
124,722	Tencent Holdings Ltd.	7,164,828
43,765	Tencent Holdings Ltd., ADR	2,502,920
117,023	WuXi AppTec Co., Ltd., Class A Shares	2,693,896
71,288	XPeng Inc., ADR*(a)	809,832
14,900	Yum China Holdings Inc.	664,689
71,804	Zai Lab Ltd., ADR*(a)	1,828,130
313,752	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H Shares(a)(c)	1,004,603
234,498	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,233,916
4,700	Zhongji Innolight Co., Ltd., Class H Shares*(c)	617,009
	Total China	49,084,787
Curacao – 0.0%
213	HAL Trust	39,933
Czech Republic – 0.0%
2,165	CSG NV*	45,592
Denmark – 1.6%
38	AP Moller - Maersk AS, Class A Shares	122,946
42	AP Moller - Maersk AS, Class B Shares	140,750
99,868	Carlsberg AS, Class B Shares	13,686,012
45,603	Coloplast AS, Class B Shares	3,246,245
835	D/S Norden AS	46,648
9,093	Danske Bank AS	526,331
884	Demant AS*	39,614
2,720	DSV AS	573,737
849	Genmab AS*	280,733
95,864	H Lundbeck AS	628,327
10,066	ISS AS	450,828
34,994	Novo Nordisk AS, ADR	1,586,278
45,427	Novo Nordisk AS, Class B Shares	2,062,561

See Notes to Financial Statements.
92

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Denmark – (continued)
4,967	Novonesis Novozymes B	$356,572
6,382	Orsted AS*(b)	134,903
992	Pandora AS	130,209
1,255	ROCKWOOL AS, Class B Shares	40,369
4,115	Tryg AS	98,522
190,200	Vestas Wind Systems AS	6,313,114
	Total Denmark	30,464,699
Finland – 1.5%
1,840	Elisa OYJ	75,147
329,890	Fortum OYJ	7,939,218
3,839	Kesko OYJ, Class B Shares	100,077
4,475	Kone OYJ, Class B Shares	274,352
9,409	Metso OYJ	194,516
86,828	Neste OYJ	3,239,479
610,725	Nokia OYJ	6,210,446
455,283	Nordea Bank Abp	9,310,622
1,420	Orion OYJ, Class B Shares	130,511
34,745	Sampo OYJ, Class A Shares	392,543
8,782	Stora Enso OYJ, Class R Shares	103,228
7,475	UPM-Kymmene OYJ	208,886
2,318	Valmet OYJ	77,202
6,427	Wartsila OYJ Abp	208,063
	Total Finland	28,464,290
France – 5.1%
956	Abivax SA*	107,346
3,147	Accor SA	169,467
485	Aeroports de Paris SA	60,536
9,017	Air Liquide SA	1,771,772
5,244	Alstom SA*	99,323
737	Amundi SA(b)	80,633
22,870	AXA SA	1,145,003
4,134	Ayvens SA(b)	54,725
490	BioMerieux	42,657
110,214	BNP Paribas SA	13,152,683
9,638	Bollore SE	43,000
2,554	Bouygues SA	131,166
5,255	Bureau Veritas SA	166,303
2,197	Capgemini SE	274,306
7,919	Carrefour SA	144,028
46,168	Compania de Saint-Gobain SA	4,175,438
9,328	Compania Generale des Etablissements Michelin SCA	378,596
939	Covivio SA	54,680
13,263	Credit Agricole SA	284,188
9,030	Danone SA	673,387

See Notes to Financial Statements.
93

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
7,017	Dassault Aviation SA	$2,313,005
133,429	Dassault Systemes SE	3,537,098
3,215	Edenred SE	112,297
1,127	Eiffage SA	142,667
26,218	Engie SA	749,160
13,487	EssilorLuxottica SA	2,501,758
1,690	FDJ UNITED	43,939
667	Gecina SA	52,900
4,289	Getlink SE	93,756
485	Hermes International SCA	890,294
498	Ipsen SA	94,375
965	Kering SA	284,105
2,721	Klepierre SA	118,407
49,619	Legrand SA	7,865,236
5,112	L’Oreal SA	2,284,327
6,248	LVMH Moet Hennessy Louis Vuitton SE	3,278,308
29,829	Orange SA	532,898
28,367	Pernod Ricard SA	2,118,690
3,276	Publicis Groupe SA	385,136
2,966	Renault SA	102,298
3,205	Rexel SA	133,746
12,060	Safran SA	4,717,504
15,292	Sanofi SA	1,359,433
8,436	Sartorius Stedim Biotech	1,920,094
37,151	Schneider Electric SE	12,701,611
258,643	SCOR SE	10,148,356
9,535	Societe Generale SA	804,620
1,042	Sodexo SA	69,968
4,624	Sopra Steria Group	959,812
2,154	SPIE SA	108,889
21,360	Thales SA	6,046,195
110,715	TotalEnergies SE	9,769,402
1,722	Unibail-Rodamco-Westfield	194,457
8,833	Veolia Environnement SA	334,201
7,105	Vinci SA	931,683
	Total France	100,709,862
Germany – 5.3%
2,355	adidas AG	413,968
5,433	Allianz SE, Class Registered Shares	2,845,038
181,409	Aumovio SE*	7,764,382
11,095	Aurubis AG	2,281,270
12,712	BASF SE	782,570
14,017	Bayer AG, Class Registered Shares	798,530
4,708	Bayerische Motoren Werke AG	338,989

See Notes to Financial Statements.
94

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
1,239	Bechtle AG	$53,707
19,343	Beiersdorf AG	1,777,702
1,638	Brenntag SE	119,510
9,428	Commerzbank AG	440,090
85,475	Continental AG	7,083,611
907	CTS Eventim AG & Co. KGaA	61,627
6,801	Daimler Truck Holding AG	369,599
3,165	Delivery Hero SE, Class A Shares*(b)	135,045
24,936	Deutsche Bank AG, Class Registered Shares	1,004,123
24,938	Deutsche Boerse AG	8,343,772
7,756	Deutsche Lufthansa AG, Class Registered Shares	70,817
13,166	Deutsche Post AG	858,616
48,729	Deutsche Telekom AG, Class Registered Shares	1,606,476
1,070	Deutsche Wohnen SE	21,804
556	DWS Group GmbH & Co. KGaA(b)	48,924
31,658	E.ON SE	654,602
3,417	Evonik Industries AG	75,446
69,741	Fraport AG Frankfurt Airport Services Worldwide	5,132,251
2,935	Fresenius Medical Care AG	133,741
6,004	Fresenius SE & Co. KGaA	315,567
1,107	FUCHS SE	51,767
2,056	GEA Group AG	160,500
844	Hannover Rueck SE	253,124
1,766	Heidelberg Materials AG	337,987
1,321	Henkel AG & Co. KGaA	108,252
2,286	Henkel AG & Co. KGaA (Non-Voting)	201,944
947	Hensoldt AG	94,275
202	HOCHTIEF AG	98,181
174,147	Infineon Technologies AG	11,392,631
23,542	Innio NV*	475,548
149,525	KION Group AG	7,698,032
999	Knorr-Bremse AG	122,566
1,048	LEG Immobilien SE	59,860
10,750	Mercedes-Benz Group AG	589,568
1,782	Merck KGaA	287,686
757	MTU Aero Engines AG	309,371
1,865	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,123,973
705	Nemetschek SE	57,571
59	Rational AG	43,207
1,117	RENK Group AG	60,988
657	Rheinmetall AG	847,745
10,111	RWE AG	688,928
53,571	SAP SE	11,877,605

See Notes to Financial Statements.
95

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
2,953	Schaeffler AG	$25,311
49,520	Schott Pharma AG & Co. KGaA	1,331,718
1,124	Scout24 SE(b)	104,177
17,000	Siemens AG, Class Registered Shares	5,640,432
30,117	Siemens Energy AG	4,974,893
40,968	Siemens Healthineers AG	1,862,208
56,929	Symrise AG, Class A Shares	6,097,294
901	Talanx AG	131,039
959	Traton SE	42,801
293,366	TUI AG	2,395,048
447	Volkswagen AG	40,794
2,881	Volkswagen AG (Non-Voting)	259,850
9,709	Vonovia SE	217,021
3,666	Zalando SE*(b)	105,129
	Total Germany	103,700,801
Greece – 0.5%
27,549	HELLENiQ ENERGY Holdings SA	496,377
1,833	Metlen Energy & Metals PLC	104,800
36,375	Motor Oil Hellas Corinth Refineries SA	2,542,150
162,527	National Bank of Greece SA	3,187,860
250,382	Piraeus Bank SA*	2,993,097
	Total Greece	9,324,284
Hong Kong – 1.8%
929,385	AIA Group Ltd.	9,022,922
51,791	Alibaba Group Holding Ltd., ADR	5,905,210
13,055	Bank of East Asia Ltd.	30,821
50,000	BOC Hong Kong Holdings Ltd.	335,926
15,100	Budweiser Brewing Co. APAC Ltd.(b)	11,543
23,000	Cathay Pacific Airways Ltd.	42,149
27,400	Chow Tai Fook Jewellery Group Ltd.	45,116
22,500	CK Asset Holdings Ltd.	129,477
878,120	CK Hutchison Holdings Ltd.	7,900,387
8,000	CK Infrastructure Holdings Ltd.	66,490
21,658	CLP Holdings Ltd.	217,200
19,800	CTF Services Ltd.	20,181
2,800	DFI Retail Group Holdings Ltd., Class Registered Shares	10,384
18,000	First Pacific Co., Ltd.	11,403
32,000	Galaxy Entertainment Group Ltd.	139,037
15,000	Hang Lung Group Ltd.	23,673
41,185	Hang Lung Properties Ltd.	36,676
18,000	Henderson Land Development Co., Ltd.	61,668
165,000	Hong Kong & China Gas Co., Ltd.	151,728
16,900	Hong Kong Exchanges & Clearing Ltd.	916,867
13,500	Hongkong Land Holdings Ltd.	110,020

See Notes to Financial Statements.
96

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
34,500	Hutchison Port Holdings Trust, Class U Shares	$7,065
8,000	HUTCHMED China Ltd.*	19,691
344,000	Hysan Development Co., Ltd.	698,923
2,500	Jardine Matheson Holdings Ltd.	147,140
7,500	Johnson Electric Holdings Ltd.	18,730
12,000	Kerry Properties Ltd.	28,232
38,922	Link REIT	192,207
28,400	Man Wah Holdings Ltd.	11,261
20,500	MTR Corp., Ltd	84,408
24,000	New World Development Co., Ltd.*	20,175
1,500	Orient Overseas International Ltd.	29,906
63,000	PCCW Ltd.	43,062
21,000	Power Assets Holdings Ltd.	161,321
122,654	Prudential PLC	1,675,256
34,000	Shangri-La Asia Ltd.	17,520
48,000	Sino Land Co., Ltd.	63,302
21,000	SITC International Holdings Co., Ltd.	127,844
19,000	Sun Hung Kai Properties Ltd.	280,229
6,500	Swire Pacific Ltd., Class A Shares	87,980
14,600	Swire Properties Ltd.	44,672
1,111,000	TCL Electronics Holdings Ltd.*	2,373,586
21,000	Techtronic Industries Co., Ltd.	361,877
136,000	United Energy Group Ltd.*	7,219
2,288,000	VSTECS Holdings Ltd.	2,876,787
3,600	VTech Holdings Ltd.	23,488
119,000	WH Group Ltd.(b)	112,438
13,000	Wharf Holdings Ltd.	31,034
21,000	Wharf Real Estate Investment Co., Ltd.	82,421
27,658	Xinyi Glass Holdings Ltd.	30,942
7,000	Yue Yuen Industrial Holdings Ltd.	12,013
65,454	Zijin Gold International Co., Ltd.	1,263,124
	Total Hong Kong	36,122,731
Hungary – 0.1%
10,100	OTP Bank Nyrt	1,449,521
India – 3.2%
27,953	Acutaas Chemicals Ltd.	930,081
60,141	Astra Microwave Products Ltd.	1,051,156
148,013	Axis Bank Ltd.	2,021,369
388,468	Bajaj Finance Ltd.	4,314,796
379,380	Bharat Electronics Ltd.	1,648,782
146,766	Bharti Airtel Ltd.	2,787,195
80,195	Chennai Petroleum Corp., Ltd	1,150,150
86,577	Cholamandalam Investment & Finance Co., Ltd.	1,689,112
67,449	Cummins India Ltd.	3,609,726

See Notes to Financial Statements.
97

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
20,616	Data Patterns India Ltd.	$974,221
37,371	Divi’s Laboratories Ltd.	3,720,538
9,993	Dixon Technologies India Ltd.	1,557,987
33,035	Dr Lal PathLabs Ltd.	679,175
1,147,801	Eternal Ltd.*	3,948,515
76,521	Godrej Properties Ltd.	1,619,621
148,844	ICICI Bank Ltd.	2,269,550
37,449	InterGlobe Aviation Ltd.*(b)	2,053,939
1,064,679	JM Financial Ltd.	1,443,335
438,616	JSW Energy Ltd.	2,396,664
77,953	Kirloskar Oil Engines Ltd.	1,714,927
33,000	Larsen & Toubro Ltd.	1,401,808
18,749	LG Electronics India Ltd.*	334,568
201,266	LIC Housing Finance Ltd.	1,138,739
209,089	Max Healthcare Institute Ltd.	2,288,774
833,391	National Aluminium Co., Ltd.	3,329,741
187,418	Nippon Life India Asset Management Ltd.(b)	2,308,146
511,986	NTPC Ltd.	1,759,838
59,794	Nuvama Wealth Management Ltd.	1,097,073
460,036	Power Finance Corp., Ltd.	1,625,603
780,530	Power Grid Corp. of India Ltd.	2,160,441
168,594	PTC India Ltd.	268,535
82,127	SBI Life Insurance Co., Ltd.(b)	1,502,182
87,095	Tata Consumer Products Ltd.	949,083
64,305	Trent Ltd.	1,938,947
	Total India	63,684,317
Indonesia – 0.6%
1,373,300	Alamtri Resources Indonesia Tbk PT	220,047
4,022,000	Bank Central Asia Tbk PT	1,469,705
32,867,500	Bank Mandiri Persero Tbk PT	7,848,619
273,700	Indo Tambangraya Megah Tbk PT	402,360
3,183,000	Japfa Comfeed Indonesia Tbk PT	395,079
6,170,000	Telkom Indonesia Persero Tbk PT	902,884
	Total Indonesia	11,238,694
Ireland – 1.3%
430,931	AIB Group PLC	5,468,040
154,794	Bank of Ireland Group PLC	3,412,047
35,680	CRH PLC	3,364,267
1,276	DCC Energy PLC	110,033
144,025	Experian PLC	5,906,516
8,011	James Hardie Industries PLC, CDI*	237,955
26,898	Kerry Group PLC, Class A Shares	2,624,242
2,239	Kingspan Group PLC	266,162

See Notes to Financial Statements.
98

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Ireland – (continued)
59,027	Ryanair Holdings PLC	$1,578,925
53,886	Ryanair Holdings PLC, ADR	2,983,668
	Total Ireland	25,951,855
Israel – 0.4%
1,281	Airport City Ltd.*	23,123
4,825	Amot Investments Ltd.	31,549
524	Azrieli Group Ltd.	69,366
18,415	Bank Hapoalim BM	475,703
20,709	Bank Leumi Le-Israel BM	528,154
40,305	Bezeq The Israeli Telecommunication Corp., Ltd.	105,971
242	Big Shopping Centers Ltd.	54,795
382	Camtek Ltd.*	50,988
15,470	Check Point Software Technologies Ltd.*	2,148,938
1,074	Clal Insurance Enterprises Holdings Ltd.	94,686
1,330	Delek Group Ltd.	37,556
133	Delek Yizum Nechasim Ltd.*	2,847
78,704	El Al Israel Airlines Ltd.	450,160
382	Elbit Systems Ltd.	269,258
3,236	Energix-Renewable Energies Ltd.	22,204
2,137	Enlight Renewable Energy Ltd.*	166,514
57	Fattal Holdings 1998 Ltd.*	13,575
207	FIBI Holdings Ltd.	21,547
785	First International Bank Of Israel Ltd.	61,721
194,508	G City Ltd.	735,900
1,772	Harel Insurance Investments & Financial Services Ltd.	114,571
12,202	ICL Group Ltd.	69,840
770	Israel Corp., Ltd.	21,699
17,523	Israel Discount Bank Ltd., Class A Shares	200,478
131	Isrotel Ltd.*	5,846
806	Matrix IT Ltd.	29,695
370	Mega Or Holdings Ltd.	55,631
648	Meitav Investment House Ltd.	25,863
291	Melisron Ltd.	39,790
341	Menora Mivtachim Holdings Ltd.	58,862
7,256	Migdal Insurance & Financial Holdings Ltd.*	48,989
5,872	Mivne Real Estate KD Ltd.	25,299
2,146	Mizrahi Tefahot Bank Ltd.	166,417
959	Next Vision Stabilized Systems Ltd.	67,243
930	Nice Ltd.*	101,636
432	Nova Ltd.*	150,838
2,365	OPC Energy Ltd.*	78,487
3,413	Phoenix Financial Ltd.	214,103
1,620	Shapir Engineering & Industry Ltd.	22,991
4,585	Shikun & Binui Ltd.*	27,292

See Notes to Financial Statements.
99

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Israel – (continued)
2,749	Shufersal Ltd.	$34,694
752	Strauss Group Ltd.	28,283
17,009	Teva Pharmaceutical Industries Ltd.*	610,984
5,400	Tower Semiconductor Ltd.*	1,105,679
	Total Israel	8,669,765
Italy – 2.7%
19,177	A2A SpA	52,139
202,516	Azimut Holding SpA	9,099,894
35,764	Banca Mediolanum SpA	999,035
28,940	Banca Monte dei Paschi di Siena SpA	389,225
20,550	Banco BPM SpA	383,464
82,679	BPER Banca SpA	1,368,699
388	Brunello Cucinelli SpA	39,557
1,093	Buzzi SpA	52,114
7,868	Danieli & C Officine Meccaniche SpA	410,838
8,315	Davide Campari-Milano NV	56,213
720,891	Enel SpA	7,900,148
26,778	Eni SpA	731,986
7,550	Ferrari NV	3,195,505
9,007	FinecoBank Banca Fineco SpA	248,142
13,776	Generali	712,720
11,766	Hera SpA	52,072
3,467	Infrastrutture Wireless Italiane SpA(b)	24,910
1,183	Interpump Group SpA	51,545
219,173	Intesa Sanpaolo SpA	1,726,248
7,778	Italgas SpA	79,371
5,601	Leonardo SpA	336,833
1,405	Mediobanca Banca di Credito Finanziario SpA	45,788
3,349	Moncler SpA	182,375
4,629	Nexi SpA(b)	23,665
6,281	Pirelli & C SpA(b)	48,519
6,486	Poste Italiane SpA	209,358
9,000	PRADA SpA	46,936
13,341	Prysmian SpA	1,861,340
1,570	Recordati Industria Chimica e Farmaceutica SpA	95,843
408	Reply SpA	57,916
1,482,506	Saipem SpA	7,895,025
3,913	Sesa SpA	432,625
1,338,138	Snam SpA	9,004,499
2,336	Technoprobe SpA*	73,149
24,541	Telecom Italia SpA*	223,287
19,421	Terna - Rete Elettrica Nazionale	219,715

See Notes to Financial Statements.
100

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
21,525	UniCredit SpA	$2,100,205
105,921	Unipol Assicurazioni SpA	3,468,360
	Total Italy	53,899,263
Japan – 15.1%
2,700	77 Bank Ltd.	67,226
1,200	ABC-Mart Inc.	20,449
8,500	Acom Co., Ltd.	25,863
26	Activia Properties Inc.	22,125
38	Advance Residence Investment Corp.	34,583
10,300	Advantest Corp.	2,149,525
36,220	Aeon Co., Ltd.	307,694
2,300	AEON Financial Service Co., Ltd.	24,064
22	AEON REIT Investment Corp.	16,320
2,700	AGC Inc.	96,484
2,100	Air Water Inc.	34,496
6,600	Aisin Corp.	92,822
44,500	Ajinomoto Co., Inc.	1,496,723
74,000	Alfresa Holdings Corp.	1,073,079
257,900	Alps Alpine Co., Ltd.	3,629,905
4,500	ALSOK Co., Ltd.	34,291
4,300	Amada Co., Ltd.	69,014
1,100	Amano Corp.	27,302
2,400	ANA Holdings Inc.	45,514
800	Aozora Bank Ltd.	17,050
19,446	Asahi Group Holdings Ltd.	204,184
22,800	Asahi Intecc Co., Ltd.	539,601
18,600	Asahi Kasei Corp.	190,788
22,200	Asics Corp.	624,511
24,900	Astellas Pharma Inc.	369,084
5,900	Azbil Corp.	56,264
8,300	Bandai Namco Holdings Inc.	296,815
2,100	BayCurrent Inc.	107,575
1,000	Bic Camera Inc.	11,152
800	BIPROGY Inc.	23,862
2,000	Blue Zones Holdings Co., Ltd.	23,058
15,400	Bridgestone Corp.	399,339
99,800	Brother Industries Ltd.	3,055,492
1,400	Calbee Inc.	27,185
12,200	Canon Inc.	355,576
1,600	Canon Marketing Japan Inc.	37,362
4,600	Capcom Co., Ltd.	122,456
3,300	Casio Computer Co., Ltd.	51,918
12,400	Central Japan Railway Co.	308,729
162,100	Chiba Bank Ltd.(a)	2,853,727

See Notes to Financial Statements.
101

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
10,500	Chubu Electric Power Co., Inc.	$188,698
28,800	Chugai Pharmaceutical Co., Ltd.	1,248,083
1,700	Chugin Financial Group Inc.	37,898
78,700	Chugoku Electric Power Co., Inc.	496,801
1,000	Coca-Cola Bottlers Japan Holdings Inc.	24,639
1,700	COMSYS Holdings Corp.	58,043
1,800	Cosmo Energy Holdings Co., Ltd.	48,272
600	Cosmos Pharmaceutical Corp.	24,501
36,500	Credit Saison Co., Ltd.	1,065,847
6,200	CyberAgent Inc.	52,607
5,100	Dai Nippon Printing Co., Ltd.	98,856
2,300	Daicel Corp.	21,356
1,900	Daido Steel Co., Ltd.	26,984
5,000	Daifuku Co., Ltd.	180,263
49,100	Daiichi Life Group Inc.	562,407
25,300	Daiichi Sankyo Co., Ltd.	449,494
39,000	Daiichikosho Co., Ltd.	463,846
4,000	Daikin Industries Ltd.	517,592
4,100	Daito Trust Construction Co., Ltd.	85,455
8,100	Daiwa House Industry Co., Ltd.	236,565
70	Daiwa House REIT Investment Corp., Class A Shares	51,192
10	Daiwa Office Investment Corp., Class A Shares	20,002
18,800	Daiwa Securities Group Inc.	216,798
38	Daiwa Securities Living Investments Corp., Class A Shares	22,521
25,200	Denso Corp.	304,225
2,500	Dentsu Group Inc.	57,934
1,500	Dentsu Soken Inc.	26,809
2,100	Dexerials Corp.	39,998
80,900	DIC Corp.	2,542,743
2,800	Disco Corp.	1,006,647
2,200	DMG Mori Co., Ltd.	40,811
800	Dowa Holdings Co., Ltd.	49,981
68,900	East Japan Railway Co.	1,545,753
6,300	Ebara Corp.	182,482
4,100	Eisai Co., Ltd.	121,327
20,800	Electric Power Development Co., Ltd.	532,482
38,000	ENEOS Holdings Inc.	317,917
3,300	EXEO Group Inc.	54,458
17,500	Ezaki Glico Co., Ltd.	565,774
13,200	FANUC Corp.	494,996
2,600	Fast Retailing Co., Ltd.	1,179,037
3,200	Food & Life Cos., Ltd.	117,878
1,900	Fuji Electric Co., Ltd.	162,438
900	Fuji Media Holdings Inc.	23,643

See Notes to Financial Statements.
102

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
400	Fuji Oil Co., Ltd.	$11,543
16,500	FUJIFILM Holdings Corp.	349,141
23,800	Fujikura Ltd.	817,409
24,100	Fujitsu Ltd.	579,715
2,700	Fukuoka Financial Group Inc.	133,000
10,000	Furukawa Electric Co., Ltd.	247,810
1,200	Fuyo General Lease Co., Ltd.	33,200
16,000	Glory Ltd.	485,551
62	GLP J-Reit	51,968
1,200	GMO internet group Inc.	31,545
600	GMO Payment Gateway Inc.	35,478
1,500	Goldwin Inc.	20,106
1,400	GS Yuasa Corp.	46,557
4,500	Gunma Bank Ltd.	79,741
5,100	Hachijuni Nagano Bank Ltd.	86,283
1,900	Hakuhodo DY Holdings Inc.	16,259
3,700	Hamamatsu Photonics KK	54,479
3,200	Hankyu Hanshin Holdings Inc.	94,221
103,100	Hanwa Co., Ltd.	1,205,824
900	Harmonic Drive Systems Inc.	32,262
3,400	Haseko Corp.	61,657
200	Hikari Tsushin Inc.	50,621
4,100	Hirogin Holdings Inc.	61,571
1,825	Hirose Electric Co., Ltd.	294,583
1,300	Hitachi Construction Machinery Co., Ltd.	46,562
141,200	Hitachi Ltd.	4,800,814
61,200	Hokkaido Electric Power Co., Inc.(a)	422,580
1,300	Hokuhoku Financial Group Inc.	67,866
52,728	Honda Motor Co., Ltd.	562,307
500	Horiba Ltd.	72,717
1,200	Hoshizaki Corp.	42,728
600	House Foods Group Inc.	15,028
4,800	Hoya Corp.	736,027
7,600	Hulic Co., Ltd.	84,757
3,600	Ibiden Co., Ltd.	453,070
12,000	Idemitsu Kosan Co., Ltd.	106,821
12,600	IHI Corp.	210,534
2,600	Iida Group Holdings Co., Ltd.	38,564
24	Industrial & Infrastructure Fund Investment Corp., Class A Shares	20,422
69,100	INFRONEER Holdings Inc.	1,232,709
12,000	Inpex Corp.	298,773
1,400	Internet Initiative Japan Inc.	29,684
83	Invincible Investment Corp.	32,279
4,200	Isetan Mitsukoshi Holdings Ltd.	92,101

See Notes to Financial Statements.
103

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
7,300	Isuzu Motors Ltd.	$103,976
600	Ito En Ltd.	11,389
89,200	ITOCHU Corp.	1,179,165
200	Itoham Yonekyu Holdings Inc.	6,401
3,200	Iwatani Corp.	44,313
3,000	Iyogin Holdings Inc.	75,195
3,600	J Front Retailing Co., Ltd.	66,410
1,500	Japan Airlines Co., Ltd.	28,156
1,100	Japan Airport Terminal Co., Ltd.	40,707
14,800	Japan Exchange Group Inc.	206,866
100	Japan Hotel REIT Investment Corp., Class A Shares	51,921
36	Japan Logistics Fund Inc.	21,248
99	Japan Metropolitan Fund Invest	69,949
25,500	Japan Post Bank Co., Ltd.	540,775
23,900	Japan Post Holdings Co., Ltd.	370,889
6,900	Japan Post Insurance Co., Ltd.	73,159
52	Japan Prime Realty Investment Corp.	31,492
86	Japan Real Estate Investment Corp.	63,350
1,100	Japan Steel Works Ltd.	50,653
15,600	Japan Tobacco Inc.	675,038
600	Jeol Ltd.	26,412
8,100	JFE Holdings Inc.	93,461
144,900	JGC Holdings Corp.	2,131,198
500	JMDC Inc.	11,112
3,000	JTEKT Corp.	40,213
200	Justsystems Corp.	5,355
8,000	JX Advanced Metals Corp.	186,641
1,500	Kadokawa Corp.	34,904
1,500	Kagome Co., Ltd.	25,780
6,100	Kajima Corp.	183,873
1,800	Kakaku.com Inc.	41,315
1,300	Kamigumi Co., Ltd.	39,752
18,300	Kanamoto Co., Ltd.	632,313
1,600	Kandenko Co., Ltd.	54,784
700	Kaneka Corp.	27,263
13,600	Kansai Electric Power Co., Inc.	239,161
2,500	Kansai Paint Co., Ltd.	45,067
12,800	Kao Corp.	292,538
10,900	Kawasaki Heavy Industries Ltd.	173,420
5,900	Kawasaki Kisen Kaisha Ltd.	123,047
40,600	KDDI Corp.	753,239
46	KDX Realty Investment Corp., Class A Shares	42,919
1,100	Keihan Holdings Co., Ltd.	22,031
2,300	Keikyu Corp.	22,594

See Notes to Financial Statements.
104

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
10,000	Keio Corp.	$48,994
6,900	Keisei Electric Railway Co., Ltd.	58,816
1,600	Kewpie Corp.	47,771
14,000	Keyence Corp.	7,290,049
9,600	Kikkoman Corp.	110,286
1,400	Kinden Corp.	61,219
2,300	Kintetsu Group Holdings Co., Ltd.	50,274
8,900	Kioxia Holdings Corp.*	2,780,332
11,200	Kirin Holdings Co., Ltd.	214,204
800	Kobayashi Pharmaceutical Co., Ltd.	28,472
2,200	Kobe Bussan Co., Ltd.	39,002
141,200	Kobe Steel Ltd.	1,784,214
2,200	Koei Tecmo Holdings Co., Ltd.	23,482
2,500	Koito Manufacturing Co., Ltd.	42,212
3,400	Kokusai Electric Corp.	184,123
3,100	Kokuyo Co., Ltd.	17,895
200,329	Komatsu Ltd.	9,266,621
1,400	Konami Group Corp.	193,123
102,900	Konica Minolta Inc.	428,738
300	Kose Holdings Corp.	11,009
1,300	Kotobuki Spirits Co., Ltd.	22,605
600	Kraftia Corp.	30,485
128,300	K’s Holdings Corp.	1,561,963
14,800	Kubota Corp.	270,452
3,700	Kuraray Co., Ltd.	42,709
1,500	Kurita Water Industries Ltd.	75,372
1,200	Kusuri no Aoki Holdings Co., Ltd.	30,830
17,800	Kyocera Corp.	404,860
3,800	Kyoto Financial Group Inc.	118,167
2,800	Kyowa Kirin Co., Ltd.	46,218
285,900	Kyushu Electric Power Co., Inc.	3,628,239
5,000	Kyushu Financial Group Inc.	49,554
66,300	Kyushu Railway Co.	1,502,591
23	LaSalle Logiport REIT	20,515
1,100	Lasertec Corp.	229,650
4,200	Lion Corp.	49,946
3,900	Lixil Corp.	43,163
35,300	LY Corp.	123,150
144,200	M3 Inc.	1,655,972
2,400	Mabuchi Motor Co., Ltd.	26,456
1,600	Macnica Holdings Inc.	36,858
3,702	Makita Corp.	121,321
20,900	Marubeni Corp.	640,980
2,200	Marui Group Co., Ltd.	40,170

See Notes to Financial Statements.
105

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
2,100	Maruichi Steel Tube Ltd.	$23,100
100	Maruwa Co., Ltd.	32,936
4,800	MatsukiyoCocokara & Co.	78,423
10,100	Mazda Motor Corp.	77,815
1,100	McDonald’s Holdings Co. Japan Ltd.	55,597
11,500	Mebuki Financial Group Inc.	122,524
60,700	Medipal Holdings Corp.	1,098,949
19,000	Megmilk Snow Brand Co., Ltd.	442,716
3,800	MEIJI Holdings Co., Ltd.	106,908
1,400	Mercari Inc.*	40,670
15,800	Metaplanet Inc.*	30,955
411,004	MINEBEA MITSUMI Inc.	8,628,897
553,030	MISUMI Group Inc.	12,935,271
19,200	Mitsubishi Chemical Group Corp.	144,437
45,400	Mitsubishi Corp.	1,363,596
118,768	Mitsubishi Electric Corp.	4,120,988
15,500	Mitsubishi Estate Co., Ltd.	367,145
2,200	Mitsubishi Gas Chemical Co., Inc.	54,185
12,100	Mitsubishi HC Capital Inc.	105,546
47,100	Mitsubishi Heavy Industries Ltd.	1,144,655
5,100	Mitsubishi Logistics Corp.	48,753
1,900	Mitsubishi Materials Corp.	66,953
13,200	Mitsubishi Motors Corp.	32,411
156,600	Mitsubishi UFJ Financial Group Inc.	3,571,442
35,200	Mitsui & Co., Ltd.	1,101,008
4,500	Mitsui Chemicals Inc.	61,323
1,600	Mitsui E&S Co., Ltd.	43,968
27	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	20,069
36,000	Mitsui Fudosan Co., Ltd.	342,146
44	Mitsui Fudosan Logistics Park Inc.	28,639
40	Mitsui Fudosan Retail Fund Investment Corp.	19,577
800	Mitsui Kinzoku Co., Ltd.	144,981
4,400	Mitsui OSK Lines Ltd.	192,980
800	Miura Co., Ltd.	16,047
33,600	Mizuho Financial Group Inc.	1,779,704
700	Modec Inc.	42,619
500	Money Forward Inc.*	20,183
4,000	MonotaRO Co., Ltd.	48,077
28	Mori Hills REIT Investment Corp., Class A Shares	22,518
4,400	Morinaga Milk Industry Co., Ltd.	31,534
17,300	MS&AD Insurance Group Holdings Inc.	551,209
172,150	Murata Manufacturing Co., Ltd.	7,699,147
295,253	Nabtesco Corp.	8,440,496
6,400	Nagase & Co., Ltd.	46,859

See Notes to Financial Statements.
106

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
3,500	Nagoya Railroad Co., Ltd.	$41,613
1,800	NANKAI Co., Ltd.	35,023
17,500	NEC Corp.	537,207
3,900	Nexon Co., Ltd.	76,907
58,800	Nextage Co., Ltd.	1,239,408
3,700	NGK Corp.	122,063
1,400	NH Foods Ltd.	55,276
2,700	NHK Spring Co., Ltd.	57,519
2,100	Nichias Corp.	45,443
2,700	Nichirei Corp.	36,450
13,900	NIDEC Corp.	223,379
1,100	Nifco Inc.	36,414
2,800	Nihon Kohden Corp.	26,389
1,100	Nikkon Holdings Co., Ltd.	37,953
4,400	Nikon Corp.	53,063
14,700	Nintendo Co., Ltd.	825,181
120	Nippon Building Fund Inc.	94,858
1,000	Nippon Electric Glass Co., Ltd.	30,169
2,900	NIPPON EXPRESS HOLDINGS Inc.	104,729
2,400	Nippon Kayaku Co., Ltd.	31,424
13,500	Nippon Paint Holdings Co., Ltd.	101,952
85	Nippon Prologis REIT Inc.	46,378
55,000	Nippon Sanso Holdings Corp.	1,950,110
600	Nippon Shinyaku Co., Ltd.	13,303
2,400	Nippon Shokubai Co., Ltd.	40,090
69,600	Nippon Steel Corp.	291,611
300	Nippon Television Holdings Inc.	5,706
5,500	Nippon Yusen KK	242,318
2,600	Nipro Corp.	25,095
1,700	Nissan Chemical Corp.	87,224
30,600	Nissan Motor Co., Ltd.*	62,864
4,300	Nisshin Seifun Group Inc.	55,033
63,300	Nissin Foods Holdings Co., Ltd.	1,182,747
2,800	Niterra Co., Ltd.	145,612
86,300	Nitori Holdings Co., Ltd.	1,644,196
95,000	Nitto Denko Corp.	2,083,172
3,200	NOF Corp.	54,259
1,500	NOK Corp.	28,883
42,800	Nomura Holdings Inc.	437,631
7,700	Nomura Real Estate Holdings Inc.	44,905
54	Nomura Real Estate Master Fund Inc.	49,695
6,000	Nomura Research Institute Ltd.	196,696
1,200	NS Solutions Corp.	30,316
21,300	NS United Kaiun Kaisha Ltd.	1,399,311

See Notes to Financial Statements.
107

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
105,120	NSK Ltd.	$725,131
381,900	NTT Inc.	412,826
9,600	Obayashi Corp.	179,425
300	OBIC Business Consultants Co., Ltd.	16,463
4,500	Obic Co., Ltd.	143,243
4,800	Odakyu Electric Railway Co., Ltd.	53,569
11,800	Oji Holdings Corp.	65,119
883,459	Olympus Corp.	11,682,536
289,745	Omron Corp.	11,974,296
5,800	Ono Pharmaceutical Co., Ltd.	88,871
1,000	Open House Group Co., Ltd.	49,654
500	Oracle Corp. Japan	29,522
300	Organo Corp.	24,214
15,200	Oriental Land Co., Ltd.	287,947
15,900	ORIX Corp.	623,901
80	Orix JREIT Inc.	48,763
5,100	Osaka Gas Co., Ltd.	184,059
3,500	Otsuka Corp.	79,117
6,200	Otsuka Holdings Co., Ltd.	475,555
27,100	Pan Pacific International Holdings Corp.	137,029
32,900	Panasonic Holdings Corp.	920,757
1,700	Park24 Co., Ltd.	21,342
428,700	Persol Holdings Co., Ltd.	808,581
49,500	PHC Holdings Corp.	494,885
1,700	Pola Orbis Holdings Inc.	14,899
3,200	Rakus Co., Ltd.	23,303
18,300	Rakuten Bank Ltd.*	734,335
19,600	Rakuten Group Inc.*	94,369
54,400	Recruit Holdings Co., Ltd.	6,139,101
1,700	Relo Group Inc.	23,495
157,600	Renesas Electronics Corp.	3,327,068
466,900	Resona Holdings Inc.	7,357,470
2,500	Resonac Holdings Corp.	244,342
2,400	Resorttrust Inc.	28,355
6,700	Ricoh Co., Ltd.	70,970
1,600	Rinnai Corp.	36,243
4,900	Rohm Co., Ltd.	147,527
125,500	Rohto Pharmaceutical Co., Ltd.	2,395,877
1,000	Rorze Corp.	25,070
2,200	Round One Corp.	18,533
6,800	Ryohin Keikaku Co., Ltd.	185,444
2,800	Sankyo Co., Ltd.	35,135
600	Sankyu Inc.	31,268
169,700	Sanrio Co., Ltd.(a)	1,367,061

See Notes to Financial Statements.
108

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
71,800	Santen Pharmaceutical Co., Ltd.	$845,508
2,900	Sanwa Holdings Corp.	65,988
5,500	Sapporo Breweries Ltd.	65,048
2,100	Sawai Group Holdings Co., Ltd.	21,065
8,300	SBI Holdings Inc.	171,883
3,000	SBI Shinsei Bank Ltd.	29,450
2,600	SCREEN Holdings Co., Ltd.	218,134
5,500	Secom Co., Ltd.	223,047
2,500	Sega Sammy Holdings Inc.	48,607
2,600	Seibu Holdings Inc.	55,808
111,600	Seiko Epson Corp.	2,253,229
900	Seino Holdings Co., Ltd.	15,654
4,700	Sekisui Chemical Co., Ltd.	77,998
8,800	Sekisui House Ltd.	189,382
1,060	Sekisui House REIT Inc.	485,524
866,800	Seven & i Holdings Co., Ltd.	10,995,523
9,900	Seven Bank Ltd.	20,977
5,500	SG Holdings Co., Ltd.	52,015
3,200	Sharp Corp.*	13,323
3,000	SHIFT Inc.	17,990
3,200	Shikoku Electric Power Co., Inc.	39,437
84,300	Shimadzu Corp.	2,158,094
2,400	Shimamura Co., Ltd.	49,129
19,500	Shimano Inc.	2,425,121
7,700	Shimizu Corp.	114,786
26,400	Shin-Etsu Chemical Co., Ltd.	988,913
10,400	Shionogi & Co., Ltd.	188,868
46,600	Ship Healthcare Holdings Inc.	695,689
6,200	Shiseido Co., Ltd.	144,581
6,600	Shizuoka Financial Group Inc.	151,732
1,600	SHO-BOND Holdings Co., Ltd.	12,783
1,800	SKY Perfect JSAT Corp.	23,552
2,600	Skylark Holdings Co., Ltd.	54,750
800	SMC Corp.	351,421
2,400	Socionext Inc.	29,716
405,400	SoftBank Corp.	601,716
53,800	SoftBank Group Corp.	1,740,582
3,200	Sojitz Corp.	111,941
12,200	Sompo Holdings Inc.	521,868
74,100	Sony Financial Group Inc.	73,395
204,100	Sony Group Corp.	5,037,957
1,100	Sotetsu Holdings Inc.	18,134
4,500	Square Enix Holdings Co., Ltd.	83,206
900	Stanley Electric Co., Ltd.	20,468

See Notes to Financial Statements.
109

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
7,700	Subaru Corp.	$127,860
2,200	Sugi Holdings Co., Ltd.	18,051
4,600	SUMCO Corp.	96,166
700	Sumitomo Bakelite Co., Ltd.	32,604
200,800	Sumitomo Chemical Co., Ltd.	716,722
57,200	Sumitomo Corp.	640,499
42,800	Sumitomo Electric Industries Ltd.	585,647
7,500	Sumitomo Forestry Co., Ltd.	62,892
1,500	Sumitomo Heavy Industries Ltd.	53,793
3,400	Sumitomo Metal Mining Co., Ltd.	234,584
52,000	Sumitomo Mitsui Financial Group Inc.	2,233,207
37,200	Sumitomo Mitsui Trust Group Inc.	414,570
2,500	Sumitomo Pharma Co., Ltd.*	24,382
8,900	Sumitomo Realty & Development Co., Ltd.	185,311
2,200	Sumitomo Rubber Industries Ltd.	30,793
1,400	Sundrug Co., Ltd.	32,635
1,600	Suntory Beverage & Food Ltd.	45,187
33,500	Suzuken Co., Ltd.	1,080,119
24,800	Suzuki Motor Corp.	344,327
7,300	Sysmex Corp.	90,273
6,200	T&D Holdings Inc.	189,076
1,800	Taiheiyo Cement Corp.	47,723
31,600	Taikisha Ltd.	779,266
15,000	Taisei Corp.	1,177,636
800	Taiyo Holdings Co., Ltd.	23,645
1,700	Taiyo Yuden Co., Ltd.	96,214
2,900	Takara Holdings Inc.	38,614
1,300	Takasago Thermal Engineering Co., Ltd.	35,070
3,700	Takashimaya Co., Ltd.	54,139
22,500	Takeda Pharmaceutical Co., Ltd.	811,904
200	TBS Holdings Inc.	7,537
27,000	TDK Corp.	515,905
2,500	Teijin Ltd.	27,448
182,600	Terumo Corp.	2,844,554
1,500	THK Co., Ltd.	61,684
2,500	TISI Inc.	62,160
3,400	Tobu Railway Co., Ltd.	64,056
4,100	Toda Corp.	39,309
1,000	Toei Animation Co., Ltd.	19,119
8,500	Toho Co., Ltd.	84,268
3,600	Toho Gas Co., Ltd.	28,005
157,000	Tohoku Electric Power Co., Inc.	1,308,146
26,700	Tokio Marine Holdings Inc.	1,282,037
2,000	Tokyo Century Corp.	33,665

See Notes to Financial Statements.
110

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
20,500	Tokyo Electric Power Co. Holdings Inc.*	$69,001
6,300	Tokyo Electron Ltd.	2,203,206
4,800	Tokyo Gas Co., Ltd.	185,905
4,000	Tokyo Metro Co., Ltd.	36,882
1,600	Tokyo Ohka Kogyo Co., Ltd.	85,166
13,400	Tokyo Seimitsu Co., Ltd.	1,471,472
2,700	Tokyo Tatemono Co., Ltd.	58,090
6,500	Tokyu Corp.	67,581
9,500	Tokyu Fudosan Holdings Corp.	78,855
1,300	Tomy Co., Ltd.	30,414
3,300	TOPPAN Holdings Inc.	104,745
860,200	Toray Industries Inc.	6,914,559
900	Toridoll Holdings Corp.	24,624
3,706	Tosoh Corp.	61,578
203,852	TOTO Ltd.	8,115,528
1,700	Toyo Seikan Group Holdings Ltd.	47,894
54,900	Toyo Suisan Kaisha Ltd.	3,607,133
1,500	Toyo Tire Corp.	35,207
78,200	Toyoda Gosei Co., Ltd.	2,680,785
35,400	Toyota Boshoku Corp.	504,763
153,100	Toyota Motor Corp.	3,007,242
9,700	Toyota Tsusho Corp.	453,464
22,700	Transcosmos Inc.	528,679
1,600	Trend Micro Inc.	60,368
1,100	Tsumura & Co.	26,055
2,812	Tsuruha Holdings Inc.	40,594
1,700	UBE Corp.	37,903
700	Ulvac Inc.	32,489
339,100	Unicharm Corp.	2,116,715
43	United Urban Investment Corp.	43,259
4,900	USS Co., Ltd.	61,149
200	Visional Inc.*	11,905
6,800	West Japan Railway Co.	128,339
300	Workman Co., Ltd.	11,681
3,900	Yakult Honsha Co., Ltd.	69,212
344,400	Yamada Holdings Co., Ltd.	1,542,940
2,000	Yamaguchi Financial Group Inc.	40,411
4,500	Yamaha Corp.	37,619
12,600	Yamaha Motor Co., Ltd.	150,466
4,600	Yamato Holdings Co., Ltd.	56,178
500	Yamato Kogyo Co., Ltd.	39,081
2,200	Yamazaki Baking Co., Ltd.	51,129
3,800	Yaskawa Electric Corp.	112,294
3,500	Yokogawa Electric Corp.	111,432

See Notes to Financial Statements.
111

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
14,300	Yokohama Financial Group Inc.	$174,432
1,600	Yokohama Rubber Co., Ltd.	74,291
2,000	Zenkoku Hosho Co., Ltd.	40,179
1,200	Zensho Holdings Co., Ltd.	88,438
49,800	Zeon Corp.	781,471
4,200	ZOZO Inc.	30,281
	Total Japan	296,800,712
Luxembourg – 0.6%
72,090	ArcelorMittal SA	5,370,600
183,446	Aroundtown SA*	407,780
157,093	CVC Capital Partners PLC	2,641,214
1,741	Eurofins Scientific SE	146,297
434	RTL Group SA	16,157
78,882	Tenaris SA	2,200,907
	Total Luxembourg	10,782,955
Macau – 0.0%
15,600	MGM China Holdings Ltd.	19,987
34,800	Sands China Ltd.	62,159
20,800	Wynn Macau Ltd.	15,198
	Total Macau	97,344
Malaysia – 0.1%
3,531,100	Sime Darby Bhd	2,278,062
Mexico – 0.8%
2,698	Fresnillo PLC	114,768
790,900	Grupo Financiero Banorte SAB de CV, Class O Shares	8,967,185
551,660	Grupo Mexico SAB de CV, Class B Shares	7,549,059
	Total Mexico	16,631,012
Netherlands – 3.8%
180,760	ABN AMRO Bank NV, GDR	8,753,022
1,647	Adyen NV*	2,001,979
18,147	Aegon Ltd.	166,989
25,378	Airbus SE	5,780,765
137,122	Akzo Nobel NV	9,840,223
2,175	ASM International NV	2,037,813
13,356	ASML Holding NV	22,488,183
2,152	ASR Nederland NV	181,270
989	BE Semiconductor Industries NV	224,348
1,732	CTP NV(b)	28,645
28,768	Euronext NV	5,453,781
1,330	EXOR NV	113,039
6,695	Ferrovial NV	391,841
1,742	Heineken Holding NV	138,249
3,999	Heineken NV	337,202

See Notes to Financial Statements.
112

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – (continued)
901	IMCD NV	$104,782
41,602	ING Groep NV	1,472,670
12,679	Koninklijke Ahold Delhaize NV	451,475
36,465	Koninklijke BAM Groep NV	491,826
54,539	Koninklijke KPN NV	262,622
10,891	Koninklijke Philips NV	289,657
6,584	Magnum Ice Cream Co. NV*	133,019
3,714	NN Group NV	335,615
63,615	Prosus NV*	2,831,202
63,160	QIAGEN NV	2,731,903
1,213	Randstad NV	56,990
317,347	Signify NV(b)	5,670,548
31,238	Stellantis NV*	172,437
14,880	Universal Music Group NV	252,544
18,212	Wolters Kluwer NV	1,503,636
	Total Netherlands	74,698,275
New Zealand – 0.0%
11,489	a2 Milk Co., Ltd.	55,673
25,323	Auckland International Airport Ltd.	132,554
10,423	Contact Energy Ltd.	53,957
8,160	Fisher & Paykel Healthcare Corp., Ltd	214,462
18,829	Fletcher Building Ltd.*	44,326
12,747	Infratil Ltd.	108,748
1,194	Mainfreight Ltd.	47,296
10,479	Mercury NZ Ltd.	41,556
18,981	Meridian Energy Ltd.	62,101
12,378	Ryman Healthcare Ltd.*	15,379
30,230	Spark New Zealand Ltd.	38,275
2,138	Xero Ltd.*	126,879
	Total New Zealand	941,206
Norway – 1.6%
343	Aker ASA, Class A Shares	57,798
356,729	Aker BP ASA	13,697,963
161,474	Aker Solutions ASA	749,697
11,884	DNB Bank ASA	405,182
242,360	Equinor ASA	10,373,602
2,802	Gjensidige Forsikring ASA	85,037
116,070	Hoegh Autoliners ASA	2,136,506
5,838	Kongsberg Gruppen ASA	198,432
6,467	Kongsberg Maritime AS*	39,777
5,994	Mowi ASA	131,518
380,798	MPC Container Ships ASA	1,087,192
18,389	Norsk Hydro ASA	184,722
8,859	Orkla ASA	90,379

See Notes to Financial Statements.
113

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Norway – (continued)
984	Salmar ASA	$59,854
8,634	Telenor ASA	126,778
10,647	Var Energi ASA	56,792
2,174	Vend Marketplaces ASA, Class B Shares	60,194
61,220	Wallenius Wilhelmsen ASA, Class B Shares	1,065,542
2,466	Yara International ASA	120,576
	Total Norway	30,727,541
Peru – 0.1%
5,926	Credicorp Ltd.	2,171,168
Philippines – 0.1%
601,096	BDO Unibank Inc.	1,116,086
27,150	SM Investments Corp.	241,364
	Total Philippines	1,357,450
Poland – 0.1%
11,883	Allegro.eu SA*(b)	145,376
2,423	Bank Polska Kasa Opieki SA	168,362
7,380	Dino Polska SA*(b)	71,271
574	Erste Bank Polska SA	110,906
3,502	InPost SA*	63,339
1,912	KGHM Polska Miedz SA	182,842
19	LPP SA	106,304
198	mBank SA*	72,429
8,070	ORLEN SA	333,792
12,589	Powszechna Kasa Oszczednosci Bank Polski SA	384,741
7,853	Powszechny Zaklad Ubezpieczen SA	156,316
	Total Poland	1,795,678
Portugal – 0.2%
911,957	Banco Comercial Portugues SA, Class R Shares	1,184,939
43,449	EDP SA	236,098
63,194	Galp Energia SGPS SA	1,577,768
4,073	Jeronimo Martins SGPS SA	85,169
137,199	NOS SGPS SA	801,569
	Total Portugal	3,885,543
Russia – 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(d)(e)	88
1,187	Novatek PJSC, GDR*@(d)(e)	24
84,756	Sberbank of Russia PJSC*@(d)(e)	81,146
	Total Russia	81,258
Saudi Arabia – 0.2%
41,156	Rasan Information Technology Co.*	1,498,392
164,654	Saudi National Bank	1,898,273
	Total Saudi Arabia	3,396,665

See Notes to Financial Statements.
114

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – 0.6%
4,400	ASMPT Ltd.	$91,070
1,900	BOC Aviation Ltd.(b)	18,194
59,270	BW LPG Ltd.	1,436,759
55,512	CapitaLand Ascendas REIT	106,951
32,300	CapitaLand Ascott Trust	21,721
86,590	CapitaLand Integrated Commercial Trust	161,345
34,200	CapitaLand Investment Ltd.	71,204
6,000	City Developments Ltd.	39,252
20,200	ComfortDelGro Corp., Ltd	20,496
28,610	DBS Group Holdings Ltd.	1,741,102
41,400	Frasers Logistics & Commercial Trust	30,443
93,700	Genting Singapore Ltd.	46,402
94,618	Hafnia Ltd.	799,144
1,100	Jardine Cycle & Carriage Ltd.	23,381
276	Kenon Holdings Ltd.	18,845
23,789	Keppel DC REIT	41,176
21,100	Keppel Ltd.	192,261
61,876	Keppel REIT	42,582
23,500	Mapletree Industrial Trust	35,854
51,500	Mapletree Logistics Trust	47,397
40,200	Mapletree Pan Asia Commercial Trust	40,138
48,500	NETLINK NBN TRUST	37,206
3,500	Olam Group Ltd.	2,889
46,000	Oversea-Chinese Banking Corp., Ltd	1,139,386
14,400	SATS Ltd.	44,356
26,907	Sea Ltd., ADR*	3,053,406
23,665	Seatrium Ltd.	40,003
11,800	Sembcorp Industries Ltd.	54,847
23,000	Singapore Airlines Ltd.	122,754
11,800	Singapore Exchange Ltd.	236,476
21,700	Singapore Technologies Engineering Ltd.	183,905
109,300	Singapore Telecommunications Ltd.	389,931
37,700	Suntec Real Estate Investment Trust	43,289
17,167	United Overseas Bank Ltd.	560,776
6,200	UOL Group Ltd.	44,223
4,500	Venture Corp., Ltd	59,693
27,300	Wilmar International Ltd.	82,403
532,800	Yangzijiang Financial Holding Ltd.*	83,826
42,300	Yangzijiang Maritime Development Ltd.	19,455
	Total Singapore	11,224,541
South Africa – 0.3%
73,648	Absa Group Ltd.	1,046,909
254,118	FirstRand Ltd.	1,506,239
118,365	Investec PLC	1,052,152

See Notes to Financial Statements.
115

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Africa – (continued)
780,874	Life Healthcare Group Holdings Ltd.	$576,420
13,306	Naspers Ltd., Class N Shares	652,062
338,173	Telkom SA SOC Ltd.	1,161,293
	Total South Africa	5,995,075
South Korea – 5.7%
667	ABLBio Inc.*	35,429
756	Alteogen Inc.	169,505
466	Amorepacific Corp.	50,099
312	APR Corp.	105,895
5,477	BGF retail Co., Ltd.	591,577
2,556	BNK Financial Group Inc.	28,409
2,174	Celltrion Inc.*	300,067
473	Celltrion Pharm Inc.	14,404
1,556	Cheil Worldwide Inc.	21,825
192	CJ CheilJedang Corp.	26,178
184	CJ Corp.	17,448
11,614	CJ Logistics Corp.	623,805
607	Coway Co., Ltd.	42,999
14,797	D’Alba Global Co., Ltd.	2,378,224
518	DB Insurance Co., Ltd.	68,513
71,355	DL E&C Co., Ltd.	3,753,571
928	Doosan Bobcat Inc.	42,111
99	Doosan Co., Ltd.	91,174
24,896	Doosan Enerbility Co., Ltd.*	1,499,327
689	Ecopro BM Co., Ltd.	60,796
1,390	Ecopro Co., Ltd.*	92,636
211	Ecopro Materials Co., Ltd.	5,957
380	E-MART Inc.	20,649
246	F&F Co., Ltd.	12,037
611	GS Engineering & Construction Corp.	16,081
42,376	GS Holdings Corp.	3,943,992
1,045	GS Retail Co., Ltd.	20,138
3,916	Hana Financial Group Inc.	390,359
262	Hanjin Kal Corp.	25,451
901	Hankook Tire & Technology Co., Ltd.	43,851
59	Hanmi Pharm Co., Ltd.	21,185
157	Hanmi Science Co., Ltd.*	5,143
556	Hanmi Semiconductor Co., Ltd.	89,487
4,079	Hanon Systems*	10,397
481	Hanwha Aerospace Co., Ltd.	387,420
270	Hanwha Corp.	26,731
229	Hanwha Corp. (Non-Voting)	6,868
1,744	Hanwha Life Insurance Co., Ltd.*	7,330
803	Hanwha Machinery & Service Holdings Co., Ltd.*	3,148

See Notes to Financial Statements.
116

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
2,191	Hanwha Ocean Co., Ltd.*	$140,769
2,005	Hanwha Solutions Corp.*	49,365
14,623	Hanwha Systems Co., Ltd.	781,579
417	Hanwha Vision Co., Ltd.*	15,254
593	HD Hyundai Co., Ltd.	94,877
326	HD Hyundai Electric Co., Ltd.	185,764
445	HD Hyundai Heavy Industries Co., Ltd.	146,135
8,393	HD Hyundai Marine Solution Co., Ltd.	1,272,281
612	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	155,870
661	HL Mando Co., Ltd.	24,877
1,750	HLB Co., Ltd.*	45,542
3,191	HMM Co., Ltd.	49,954
520	Hotel Shilla Co., Ltd.*	16,761
55,887	HPSP Co., Ltd.	2,028,784
325	HYBE Co., Ltd.	42,607
71	Hyosung Heavy Industries Corp.	152,929
112	Hyundai Autoever Corp.	34,483
1,084	Hyundai Engineering & Construction Co., Ltd.	97,487
14,183	Hyundai Glovis Co., Ltd.	2,145,262
21,190	Hyundai Marine & Fire Insurance Co., Ltd.*	788,231
813	Hyundai Mobis Co., Ltd.	269,150
1,932	Hyundai Motor Co.	569,092
767	Hyundai Motor Co. (Non-Voting)	106,069
992	Hyundai Rotem Co., Ltd.	98,754
1,000	Hyundai Steel Co.	22,163
1,423	iM Financial Group Co., Ltd.	19,235
3,442	Industrial Bank of Korea	52,095
21,725	ISC Co., Ltd.	2,695,821
895	IsuPetasys Co., Ltd.	74,398
4,183	Kakao Corp.	111,722
3,172	KakaoBank Corp.	50,658
554	Kakaopay Corp.*	18,789
4,861	KB Financial Group Inc.	615,664
54	KCC Corp.	18,641
190	KEPCO Plant Service & Engineering Co., Ltd.	6,359
3,296	Kia Corp.	315,352
14,763	Korea Aerospace Industries Ltd.	1,413,102
3,960	Korea Electric Power Corp.	92,248
280	Korea Gas Corp.	7,667
631	Korea Investment Holdings Co., Ltd.	88,506
62	Korea Zinc Co., Ltd.	57,855
2,382	Korean Air Lines Co., Ltd.	48,889
81,227	Korean Reinsurance Co.	847,348
365	Krafton Inc.*	60,536

See Notes to Financial Statements.
117

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
1,426	KT&G Corp.	$185,977
12,746	Kumho Petrochemical Co., Ltd.	1,187,883
348	L&F Co., Ltd.*	37,284
732	LG Chem Ltd.	149,603
574	LG CNS Co., Ltd.	32,350
1,152	LG Corp.	100,291
3,336	LG Display Co., Ltd.*	22,863
1,566	LG Electronics Inc.	246,684
732	LG Energy Solution Ltd.*	202,117
212	LG H&H Co., Ltd.	48,505
1,835	LG Innotek Co., Ltd.	863,031
3,143	LG Uplus Corp.	34,460
193	LIG Defense & Aerospace Co., Ltd.	98,013
460	Lotte Chemical Corp.	19,859
78	Lotte Shopping Co., Ltd.	6,068
244	LS Corp.	55,341
1,097	LS Electric Co., Ltd.	166,037
55,152	LX INTERNATIONAL Corp.	1,568,535
880	Meritz Financial Group Inc.*	78,558
3,015	Mirae Asset Securities Co., Ltd.	76,204
1,258	Mirae Asset Securities Co., Ltd. (Non-Voting)	10,322
267	Misto Holdings Corp.	8,174
2,133	NAVER Corp.	338,221
153	NC Corp.	25,052
451	Netmarble Corp.(b)	12,428
1,715	NH Investment & Securities Co., Ltd.	33,266
66	NongShim Co., Ltd.	21,407
276	Orion Corp.	26,231
5,618	Pan Ocean Co., Ltd.	23,287
607	Pearl Abyss Corp.*	14,010
1,105	Posco DX Co., Ltd.	17,480
481	POSCO Future M Co., Ltd.	70,348
1,060	POSCO Holdings Inc.	262,134
744	Posco International Corp.	29,212
135	Rainbow Robotics*	45,386
478	S-1 Corp.	28,518
1,053	Samsung Biologics Co., Ltd.*(b)	1,171,362
1,170	Samsung C&T Corp.	319,941
188	Samsung Card Co., Ltd.	6,447
51,731	Samsung E&A Co., Ltd.	1,772,098
785	Samsung Electro-Mechanics Co., Ltd.	835,303
204,445	Samsung Electronics Co., Ltd.	38,536,031
11,463	Samsung Electronics Co., Ltd. (Non-Voting)	1,560,805
106	Samsung Episholdings Co., Ltd.*	29,970

See Notes to Financial Statements.
118

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
5,035	Samsung Fire & Marine Insurance Co., Ltd.	$2,446,817
9,165	Samsung Heavy Industries Co., Ltd.*	140,177
1,123	Samsung Life Insurance Co., Ltd.	250,029
877	Samsung SDI Co., Ltd.*	370,339
508	Samsung SDS Co., Ltd.	89,049
972	Samsung Securities Co., Ltd.	62,452
60	Samyang Foods Co., Ltd.	67,163
6,248	Shinhan Financial Group Co., Ltd.	497,625
481	SK Biopharmaceuticals Co., Ltd.*	30,663
416	SK Bioscience Co., Ltd.*	11,664
20,268	SK hynix Inc.	24,752,738
390	SK IE Technology Co., Ltd.*(b)	4,615
514	SK Inc.	203,228
1,065	SK Innovation Co., Ltd.*	97,490
1,278	SK Square Co., Ltd.*	958,891
599	SK Telecom Co., Ltd.	41,122
298	SKC Co., Ltd.*	19,650
561	S-Oil Corp.	61,647
9,514	Woori Financial Group Inc.	235,037
9,447	Youngone Corp.	499,198
644	Yuhan Corp.	39,371
	Total South Korea	112,235,201
Spain – 1.5%
324	Acciona SA	78,855
2,574	ACS Actividades de Construccion y Servicios SA	304,755
9,560	Aena SME SA(b)	293,329
55,552	Amadeus IT Group SA	3,756,259
80,801	Banco Bilbao Vizcaya Argentaria SA	2,344,089
72,385	Banco de Sabadell SA	305,392
208,673	Banco Santander SA	3,068,239
8,904	Bankinter SA	171,978
394,084	CaixaBank SA	6,019,389
8,044	Cellnex Telecom SA(b)	247,282
23	Corp. ACCIONA Energias Renovables SA	573
3,959	EDP Renewables SA(a)	62,805
381,672	Enagas SA	7,470,115
4,749	Endesa SA	232,242
4,553	Grifols SA	51,958
4,065	Grifols SA, Class B Shares	31,498
98,536	Iberdrola SA	2,298,263
1,376	Indra Sistemas SA	97,784
15,736	Industria de Diseno Textil SA	1,058,351
13,582	Mapfre SA	70,517
6,070	Merlin Properties Socimi SA	94,568

See Notes to Financial Statements.
119

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – (continued)
6,881	Naturgy Energy Group SA	$235,377
5,408	Redeia Corp. SA	95,985
15,223	Repsol SA	483,750
58,326	Telefonica SA	247,144
	Total Spain	29,120,497
Sweden – 2.4%
2,344	AAK AB	48,719
3,335	AddTech AB, Class B Shares	117,726
3,889	Alfa Laval AB	233,335
30,075	Ambea AB	539,621
172,919	Assa Abloy AB, Class B Shares	6,446,307
37,133	Atlas Copco AB, Class A Shares	798,324
20,154	Atlas Copco AB, Class B Shares	375,194
1,634	Axfood AB	41,771
6,978	Beijer Ref AB, Class B Shares(a)	100,948
202,179	Boliden AB	11,906,765
4,563	Castellum AB	62,489
1,022,901	Elekta AB, Class B Shares	5,793,688
7,830	Epiroc AB, Class A Shares	216,204
6,384	Epiroc AB, Class B Shares	149,907
7,649	EQT AB(a)	266,073
70,616	Essity AB, Class B Shares	2,069,590
1,907	Evolution AB*(b)	165,302
9,511	Fastighets AB Balder, Class B Shares*	52,234
255,485	Getinge AB, Class B Shares	6,502,965
6,723	H & M Hennes & Mauritz AB, Class B Shares	123,183
29,933	Hexagon AB, Class B Shares	312,457
731	Holmen AB, Class B Shares	25,015
1,650	Industrivarden AB, Class A Shares	93,622
2,211	Industrivarden AB, Class C Shares	124,172
4,024	Indutrade AB	105,947
1,507	Investment AB Latour, Class B Shares	31,745
6,240	Investor AB, Class A Shares	266,431
25,835	Investor AB, Class B Shares	1,114,117
984	L E Lundbergforetagen AB, Class B Shares	60,455
2,872	Lifco AB, Class B Shares	95,153
8,301	Loomis AB, Class B Shares	469,618
20,209	Nibe Industrier AB, Class B Shares	90,189
4,472	Saab AB, Class B Shares	295,468
3,642	Sagax AB, Class B Shares	62,922
14,635	Sandvik AB	587,004
6,419	Securitas AB, Class B Shares	101,871
21,281	Skandinaviska Enskilda Banken AB, Class A Shares	498,602
32	Skandinaviska Enskilda Banken AB, Class C Shares	757

See Notes to Financial Statements.
120

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
4,995	Skanska AB, Class B Shares	$142,032
4,956	SKF AB, Class B Shares	143,780
4,122	Spotify Technology SA*	2,240,802
4,601	SSAB AB, Class A Shares	49,580
7,398	SSAB AB, Class B Shares	80,263
176,951	Svenska Cellulosa AB SCA, Class B Shares	2,112,221
21,914	Svenska Handelsbanken AB, Class A Shares	338,625
3,604	Sweco AB, Class B Shares	48,387
11,540	Swedbank AB, Class A Shares	453,220
2,616	Swedish Orphan Biovitrum AB*	122,848
7,477	Tele2 AB, Class B Shares	132,707
38,961	Telefonaktiebolaget LM Ericsson, Class B Shares	394,329
33,172	Telia Co. AB	151,128
2,653	Trelleborg AB, Class B Shares	124,632
2,667	Volvo AB, Class A Shares	96,383
22,289	Volvo AB, Class B Shares	804,986
5,377	Volvo Car AB, Class B Shares*	11,022
	Total Sweden	47,792,835
Switzerland – 4.8%
22,209	ABB Ltd., Class Registered Shares	2,169,073
37,106	Alcon AG	2,690,408
148,365	Amcor PLC	6,808,470
7,496	Amrize Ltd.	329,783
1,453	Avolta AG*	81,646
391	Bachem Holding AG, Class B Shares	36,556
450	Banque Cantonale Vaudoise, Class Registered Shares	72,180
51	Barry Callebaut AG, Class Registered Shares	70,397
136	Belimo Holding AG, Class Registered Shares	143,715
295	BKW AG	45,690
79	Chocoladefabriken Lindt & Spruengli AG	855,852
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	223,208
2,925	Coca-Cola HBC AG*	181,105
16,619	Compania Financiere Richemont SA, Class Registered Shares	3,948,814
2,574	DSM-Firmenich AG	286,207
106	EMS-Chemie Holding AG, Class Registered Shares	103,527
280	Flughafen Zurich AG, Class Registered Shares	72,319
6,871	Galderma Group AG*	1,424,593
475	Geberit AG, Class Registered Shares	335,024
1,268	Georg Fischer AG, Class Registered Shares	87,823
107	Givaudan SA, Class Registered Shares	434,720
1,403,730	Glencore PLC	11,241,313
1,074	Helvetia Baloise Holding AG	284,864
7,383	Holcim AG*	646,734
164,627	Julius Baer Group Ltd.	15,304,401

See Notes to Financial Statements.
121

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
682	Kuehne + Nagel International AG, Class Registered Shares	$182,082
2,161	Logitech International SA, Class Registered Shares	212,171
973	Lonza Group AG, Class Registered Shares	694,049
36,702	Nestle SA, Class Registered Shares	3,567,662
18,875	Novartis AG, ADR	2,870,133
8,087	Novartis AG, Class Registered Shares	1,230,863
315	Partners Group Holding AG	285,523
673	PSP Swiss Property AG, Class Registered Shares	121,012
413	Roche Holding AG	184,217
22,250	Roche Holding AG (Non-Voting)	9,716,280
55,505	Sandoz Group AG	4,662,749
4,843	Schindler Holding AG	1,574,531
292	Schindler Holding AG, Class Registered Shares	92,763
2,280	SGS SA, Class Registered Shares	261,806
4,817	SIG Group AG*	81,272
13,333	Sika AG, Class Registered Shares	3,159,316
9,444	Sonova Holding AG, Class Registered Shares	2,707,786
9,162	STMicroelectronics NV	458,812
1,547	Straumann Holding AG, Class Registered Shares	179,496
447	Swatch Group AG	103,720
150	Swatch Group AG, Class Registered Shares	6,800
405	Swiss Life Holding AG, Class Registered Shares	460,082
1,177	Swiss Prime Site AG, Class Registered Shares	181,784
4,188	Swiss Re AG	728,545
355	Swisscom AG, Class Registered Shares	274,990
1,400	Swissquote Group Holding SA, Class Registered Shares	72,468
819	Temenos AG, Class Registered Shares	74,953
188,383	UBS Group AG, Class Registered Shares	10,312,642
375	VAT Group AG(b)	277,767
168	VZ Holding AG	37,244
2,130	Zurich Insurance Group AG	1,560,117
	Total Switzerland	94,212,057
Taiwan – 5.1%
16,000	Accton Technology Corp.	1,030,545
3,509	ASPEED Technology Inc.	1,769,207
32,560	Chroma ATE Inc.	2,006,063
369,000	Compal Electronics Inc.	470,983
101,161	Delta Electronics Inc.	5,832,778
192,438	E Ink Holdings Inc.	946,799
7,000	Elite Material Co., Ltd.	1,204,003
71,000	Elite Semiconductor Microelectronics Technology Inc.	651,135
20,607	eMemory Technology Inc.	1,552,752
654,000	Everlight Electronics Co., Ltd.	1,361,612
18,000	FIT Hon Teng Ltd.*(b)	12,131

See Notes to Financial Statements.
122

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
96,000	Fitipower Integrated Technology Inc.	$490,964
746,000	Micro-Star International Co., Ltd.	3,631,863
220,000	Simplo Technology Co., Ltd.	2,808,983
246,000	Synnex Technology International Corp.	673,708
87,000	T3EX Global Holdings Corp.	188,621
887,410	Taiwan Semiconductor Manufacturing Co., Ltd.	67,066,998
1,416	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	588,093
444,000	Tung Ho Steel Enterprise Corp.	1,130,741
228,000	Wah Lee Industrial Corp.	918,385
441,000	Winbond Electronics Corp.	2,519,268
91,000	WNC Corp.	696,831
862,000	WPG Holdings Ltd.	2,712,802
136,000	WT Microelectronics Co., Ltd.	843,038
	Total Taiwan	101,108,303
Thailand – 0.6%
366,700	Bangchak Corp. PCL(d)	616,698
140,685	Bangkok Bank PCL, Class F Shares	810,583
9,654,700	IRPC PCL(d)	780,531
802,700	PTT Global Chemical PCL(d)	1,077,531
1,469,000	Regional Container Lines PCL(d)	1,949,804
3,165,700	Star Petroleum Refining PCL(d)	1,260,550
76,800	Thai Beverage PCL	28,083
1,793,600	Thai Oil PCL	3,462,757
2,662,900	True Corp. PCL, NVDR	1,051,527
	Total Thailand	11,038,064
Turkey – 0.0%
275,004	Torunlar Gayrimenkul Yatirim Ortakligi AS	549,875
United Arab Emirates – 0.0%
1,293,121	Dubai Residential REIT	454,043
United Kingdom – 10.2%
35,822	3i Group PLC	1,367,262
3,730	Admiral Group PLC	202,976
7,598	Airtel Africa PLC(b)	34,195
49,222	Anglo American PLC	2,828,336
2,900	Aon PLC, Class A Shares	932,408
1,300	ARM Holdings PLC, ADR*	314,483
3,849	Associated British Foods PLC	106,779
55,940	AstraZeneca PLC	9,054,953
10,592	Autotrader Group PLC(b)	75,739
42,691	Aviva PLC	421,375
42,695	BAE Systems PLC	1,164,932
2,158,417	Barclays PLC	14,451,481
16,780	Barratt Redrow PLC	71,485

See Notes to Financial Statements.
123

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
8,685	Beazley PLC	$152,615
1,417	Berkeley Group Holdings PLC*	68,106
223,458	BP PLC	1,592,173
287,465	Bridgepoint Group PLC	1,251,192
28,845	British American Tobacco PLC	1,603,974
14,378	British Land Co. PLC	82,701
79,200	BT Group PLC, Class A Shares	219,787
4,274	Bunzl PLC	161,429
5,012	Burberry Group PLC*	73,455
3,102,954	Centrica PLC	6,534,697
240,398	Ceres Power Holdings PLC*	1,267,750
633,444	Chemring Group PLC	4,678,718
636,914	CNH Industrial NV	7,534,693
3,044	Coca-Cola Europacific Partners PLC	329,014
24,177	Compass Group PLC	738,583
20,631	Computacenter PLC	1,580,141
29,757	Convatec Group PLC(b)	91,513
17,708	Croda International PLC	821,987
575,914	Currys PLC	1,184,063
152,219	Diageo PLC	3,527,769
1,812	Diploma PLC	179,529
2,796	Endeavour Mining PLC	175,680
9,845	Entain PLC	68,363
236,625	Firstgroup PLC	568,019
56,939	GSK PLC	1,430,832
1,328,738	Haleon PLC	6,621,901
5,488	Halma PLC	269,143
6,981	Howden Joinery Group PLC	74,911
244,804	HSBC Holdings PLC	5,057,750
3,689	ICG PLC	100,070
100,117	IMI PLC	4,209,666
10,539	Imperial Brands PLC	360,071
17,789	Informa PLC	216,855
2,065	InterContinental Hotels Group PLC	331,416
30,021	International Consolidated Airlines Group SA	177,693
2,252	Intertek Group PLC	178,336
23,182	J Sainsbury PLC	104,585
38,702	JD Sports Fashion PLC	45,088
118,077	JET2 PLC	2,442,797
53,420	Keller Group PLC	2,157,800
24,520	Kingfisher PLC	104,421
10,626	Land Securities Group PLC	98,680
2,228,937	Legal & General Group PLC	8,831,839
2,666,007	Lloyds Banking Group PLC	3,960,408

See Notes to Financial Statements.
124

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
103,330	London Stock Exchange Group PLC	$12,556,498
2,408,972	LondonMetric Property PLC	6,150,070
1,293,337	M&G PLC	6,144,767
28,397	Marks & Spencer Group PLC	151,665
17,482	Melrose Industries PLC	121,601
54,662	Molten Ventures PLC*	524,160
6,459	Mondi PLC	75,791
72,435	National Grid PLC	1,146,762
804,213	NatWest Group PLC	7,382,698
1,696	Next PLC	355,719
309,651	Patisserie Holdings PLC*(d)(e)	4,196
9,047	Pearson PLC	150,778
3,980	Persimmon PLC	62,763
77,839	Polar Capital Holdings PLC	928,976
802,247	QinetiQ Group PLC	5,506,585
35,750	Reckitt Benckiser Group PLC	2,478,519
115,507	RELX PLC	4,179,997
37,150	Rentokil Initial PLC	176,194
11,905	Rightmove PLC	82,262
14,742	Rio Tinto PLC	1,513,949
228,709	Rolls-Royce Holdings PLC	4,718,271
356,301	Sage Group PLC	5,264,083
11,161	Schroders PLC	88,303
18,805	Segro PLC	244,141
3,608	Severn Trent PLC	152,969
81,124	Shell PLC	3,693,279
190,614	Smith & Nephew PLC	2,734,304
4,708	Smiths Group PLC	166,220
14,720	Spirax Group PLC	1,414,680
17,137	SSE PLC	567,708
417,053	St James’s Place PLC	6,688,327
348,049	Standard Chartered PLC	10,232,549
11,102	Standard Life PLC	141,016
55,156	Taylor Wimpey PLC	63,035
88,164	Tesco PLC	544,453
80,922	Unilever PLC	5,257,198
10,932	United Utilities Group PLC	210,842
4,381	Verisure PLC*	45,291
259,183	Vodafone Group PLC	416,196
3,529	Weir PLC	135,679
2,119	Whitbread PLC	70,411
13,049	Willis Towers Watson PLC	4,417,739
9,921	Wise Group PLC, Class A Shares*	130,456
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(d)(e)	104,754

See Notes to Financial Statements.
125

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
2,767	Zegona Communications PLC	$61,132
42,025	Zigup PLC	250,720
	Total United Kingdom	199,794,323
United States – 1.4%
26,328	Agilent Technologies Inc.	4,042,928
4,446	BeOne Medicines Ltd., ADR*	1,598,693
5,457	Brookfield Asset Management Ltd., Class A Shares	280,971
572	Canva Inc., Private Placement*@(d)(e)	680,428
122,760	Codere Online Luxembourg SA Private Shares*(d)	1,086,426
9,601	Coupang Inc., Class A Shares*	154,192
79,712	Dolby Laboratories Inc., Class A Shares	4,907,071
13,870	GQG Partners Inc., CDI	13,017
35,863	Hecla Mining Co.	712,598
1,092	Light & Wonder Inc., CDI*	103,192
14,146	MP Materials Corp.*(a)	774,493
27,000	Nexteer Automotive Group Ltd.	17,450
5,249	Philip Morris International Inc.	983,138
2,700	RB Global Inc.	228,515
4,821	Restaurant Brands International Inc.	375,780
20,700	Samsonite Group SA(b)	32,147
175,135	Sensata Technologies Holding PLC	7,185,789
9,049	Space Exploration Technologies Corp., Class A Shares*(a)	1,300,251
5,868	Sunbelt Rentals Holdings Inc.	418,521
7,669	Waters Corp.*	3,179,797
	Total United States	28,075,397
Uruguay – 0.2%
1,863	MercadoLibre Inc.*	3,607,141
Vietnam – 0.1%
816,153	Asia Commercial Bank JSC	707,434
807,220	Hoa Phat Group JSC	682,167
747,960	Military Commercial Joint Stock Bank	603,537
100,000	Mobile World Investment Corp.	287,623
	Total Vietnam	2,280,761
	TOTAL COMMON STOCKS (Cost – $1,187,101,663)	1,826,684,441
EXCHANGE TRADED FUNDS (ETFs) – 5.0%
United States – 5.0%
676,079	Avantis Emerging Markets Equity	63,882,705
312,826	iShares Core MSCI Emerging Markets	25,567,269
57,452	iShares Global Tech	8,108,201
12,382	Vanguard FTSE All World ex-US Small-Capital	1,982,358
	Total United States	99,540,533
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $92,628,643)	99,540,533

See Notes to Financial Statements.
126

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Shares/Units	Security	Value
PREFERRED STOCKS – 0.4%
Germany – 0.4%
140,455	Dr Ing hc F Porsche AG	$7,411,505
United States – 0.0%
31	Canva Inc., Series A, Private Placement*@(d)(e)	36,876
1	Canva Inc., Series A-3, Private Placement*@(d)(e)	1,190
	Total United States	38,066
	TOTAL PREFERRED STOCKS (Cost – $7,186,503)	7,449,571
RIGHT – 0.0%
Vietnam – 0.0%
650,400	Military Commercial Joint Stock Bank*(d) (Cost – $0)	27,565
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(d)(e)	—
United States – 0.0%
915	Codere Online Luxembourg SA*	609
	TOTAL WARRANTS (Cost – $0)	609
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,286,916,809)	1,933,702,719

Face Amount†
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 0.8%
289,497AUD	ANZ National Bank – Hong Kong, 2.850% due 9/1/26	207,453
203,567	ANZ National Bank – London, 2.980% due 9/1/26	203,567
	Brown Brothers Harriman – Grand Cayman:
161JPY	0.320% due 9/1/26	1
8SEK	0.660% due 9/1/26	1
3DKK	0.730% due 9/1/26	1
24,680NZD	1.100% due 9/1/26	14,602
1EUR	1.130% due 9/1/26	1
1,721,039NOK	2.970% due 9/1/26	184,212
	Citibank – London:
734,817EUR	1.130% due 9/1/26	853,600
297,445GBP	2.670% due 9/1/26	403,038
6,354,573	Citibank – New York, 2.980% due 9/1/26	6,354,573
1,842,127HKD	Hong Kong & Shanghai Bank – Hong Kong, 1.860% due 9/1/26	235,016
159,327SGD	Hong Kong & Shanghai Bank – Singapore, 0.440% due 9/1/26	125,351
21,666	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	21,666
241,123CAD	Royal Bank of Canada – Toronto, 1.100% due 9/1/26	173,977
	Skandinaviska Enskilda Banken AB – Stockholm:
76,951CHF	(0.380)% due 9/1/26	95,207
943,093SEK	0.660% due 9/1/26	98,482

See Notes to Financial Statements.
127

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
595,635DKK	0.730% due 9/1/26	$92,563
4,806,053	2.980% due 9/1/26	4,806,053
30,788ZAR	Standard Chartered PLC - Johannesburg, 4.060% due 9/1/26	1,912
145,229,095JPY	Sumitomo Mitsui Banking Corp. – Tokyo, 0.320% due 9/1/26	909,159
	TOTAL TIME DEPOSITS (Cost – $14,780,435)	14,780,435
U.S. GOVERNMENT AGENCY – 0.3%
6,472,000	Federal Home Loan Bank Discount Notes, 3.500% due 9/1/26(f) (Cost – $6,472,000)	6,472,000
	TOTAL SHORT-TERM INVESTMENTS (Cost – $21,252,435)	21,252,435

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.9%
MONEY MARKET FUND – 0.9%
17,487,533	Federated Government Obligations Fund, Premier Class, 3.591%(g) (Cost – $17,487,533)	17,487,533
	TOTAL INVESTMENTS – 100.4% (Cost – $1,325,656,777)	1,972,442,687
	Liabilities in Excess of Other Assets – (0.4)%	(8,682,976)
	TOTAL NET ASSETS – 100.0%	$1,963,759,711

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $16,714,219 and represents 0.85% of net assets.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $7,707,807 and represents 0.39% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
See Notes to Financial Statements.
128

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$ 397,070	$ 680,428	0.03%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	36,876	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,190	0.00%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00%*
Sberbank of Russia PJSC	4/6/2017	557,253	81,146	0.00%*
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	104,754	0.01%
			$904,506	0.04%

*	Position represents less than 0.005%
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depository Receipts
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	21.7%
Industrial	18.0
Consumer Non-cyclical	13.0
Technology	12.3
Basic Materials	8.8
Consumer Cyclical	7.2
Energy	4.9
Communications	3.9
Utilities	3.2
Diversified	0.0*
Exchange Traded Funds (ETFs)	5.0
Right	0.0*
Short-Term Investments	1.1
Money Market Fund	0.9
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
See Notes to Financial Statements.
129

Schedules of Investments
August 31, 2026 (unaudited)
Destinations International Equity Fund(concluded)
At August 31, 2026, Destinations International Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index September Futures	25	9/26	$3,948,763	$4,036,000	$87,237

At August 31, 2026, Destinations International Equity Fund had deposited cash of $42,088 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand
See Notes to Financial Statements.
130

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 80.8%
BASIC MATERIALS – 3.3%
Chemicals – 1.1%
23,416	DSM-Firmenich AG	$2,603,664
41,100	Nutrien Ltd.	3,104,283
	Total Chemicals	5,707,947
Mining – 2.2%
21,138	Agnico Eagle Mines Ltd.	4,293,339
55,556	BHP Group Ltd.	2,607,760
6,492	Southern Copper Corp.	1,355,984
33,790	Valterra Platinum Ltd.	2,907,217
	Total Mining	11,164,300
	TOTAL BASIC MATERIALS	16,872,247
COMMUNICATIONS – 4.5%
Advertising – 0.4%
15,497	Publicis Groupe SA	1,821,874
Media – 0.8%
98,750	Informa PLC	1,203,801
28,277	Walt Disney Co.	3,041,191
	Total Media	4,244,992
Telecommunications – 3.3%
77,902	AT&T Inc.	2,016,883
29,774	Cisco Systems Inc.	3,289,729
663,400	Singapore Telecommunications Ltd.	2,366,701
112,137	Telenor ASA	1,646,573
6,711	T-Mobile US Inc.	1,210,933
125,070	Verizon Communications Inc.	6,256,001
	Total Telecommunications	16,786,820
	TOTAL COMMUNICATIONS	22,853,686
CONSUMER CYCLICAL – 4.3%
Airlines – 0.1%
85,375	Qantas Airways Ltd.	575,946
Apparel – 0.1%
14,700	NIKE Inc., Class B Shares	574,182
Auto Manufacturers – 0.5%
29,548	General Motors Co.	2,550,583
Distribution/Wholesale – 0.7%
77,614	Mitsui & Co., Ltd.	2,427,659
4,235	Watsco Inc.	1,312,088
	Total Distribution/Wholesale	3,739,747
Retail – 2.9%
23,825	Best Buy Co., Inc.	1,909,574
21,262	Darden Restaurants Inc.	4,555,596

See Notes to Financial Statements.
131

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
8,854	Home Depot Inc.	$2,902,607
31,637	Industria de Diseno Textil SA	2,127,798
4,420	McDonald’s Corp.(a)	1,164,847
19,839	Walmart Inc.	2,080,516
	Total Retail	14,740,938
	TOTAL CONSUMER CYCLICAL	22,181,396
CONSUMER NON-CYCLICAL – 15.2%
Agriculture – 2.0%
29,000	Altria Group Inc.	1,985,920
85,525	British American Tobacco PLC	4,755,760
19,229	Philip Morris International Inc.	3,601,592
	Total Agriculture	10,343,272
Beverages – 2.0%
47,329	Coca-Cola Co.	4,196,662
18,080	Heineken NV	1,524,534
32,500	PepsiCo Inc.	4,561,050
	Total Beverages	10,282,246
Biotechnology – 0.6%
3,612	Regeneron Pharmaceuticals Inc.	2,886,277
Cosmetics/Personal Care – 0.7%
474,011	Haleon PLC	2,362,282
10,427	Procter & Gamble Co.	1,513,166
	Total Cosmetics/Personal Care	3,875,448
Food – 2.0%
23,762	Hershey Co.	4,187,102
95,281	Mondelez International Inc., Class A Shares	5,914,092
	Total Food	10,101,194
Healthcare-Products – 1.4%
9,825	Abbott Laboratories	1,084,287
59,200	Medtronic PLC	5,366,480
14,360	Siemens Healthineers AG(b)	652,736
	Total Healthcare-Products	7,103,503
Healthcare-Services – 0.9%
9,349	Elevance Health Inc.	3,669,857
75,150	Sonic Healthcare Ltd.	1,054,584
	Total Healthcare-Services	4,724,441
Household Products/Wares – 0.2%
7,600	Kimberly-Clark Corp.	820,420

See Notes to Financial Statements.
132

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 5.4%
11,747	AbbVie Inc.	$3,012,166
31,271	AstraZeneca PLC	5,060,615
11,697	Merck & Co., Inc.	1,728,349
52,887	Novo Nordisk AS, Class B Shares	2,401,274
117,575	Pfizer Inc.	3,346,184
5,318	Roche Holding AG	2,322,300
43,756	Roche Holding AG, ADR(c)	2,349,697
61,430	Sanofi SA	5,461,025
8,918	UCB SA	2,231,580
	Total Pharmaceuticals	27,913,190
	TOTAL CONSUMER NON-CYCLICAL	78,049,991
ENERGY – 8.2%
Oil & Gas – 4.7%
37,400	Chevron Corp.	7,709,636
25,461	ExxonMobil Holdings Corp.	4,097,948
62,365	Noble Corp. PLC	2,858,188
56,967	Shell PLC	2,593,499
19,860	Suncor Energy Inc.	1,327,045
62,505	TotalEnergies SE	5,515,391
	Total Oil & Gas	24,101,707
Pipelines – 3.5%
9,779	Cheniere Energy Inc.	2,852,437
106,625	Enbridge Inc.	5,402,220
20,025	ONEOK Inc.	1,922,600
14,600	Pembina Pipeline Corp.	711,020
3,130	Targa Resources Corp.	919,125
63,226	TC Energy Corp.	3,958,839
28,286	Williams Cos., Inc.	2,122,864
	Total Pipelines	17,889,105
	TOTAL ENERGY	41,990,812
FINANCIAL – 21.5%
Banks – 10.7%
43,295	Bank of America Corp.	2,681,692
38,990	Fifth Third Bancorp	2,096,492
1,601	Goldman Sachs Group Inc.	1,642,466
82,570	ING Groep NV	2,922,897
19,018	JPMorgan Chase & Co.(a)	6,770,788
12,095	Morgan Stanley	2,580,105
119,562	Nordea Bank Abp	2,445,065
101,104	Oversea-Chinese Banking Corp., Ltd.	2,504,271
18,639	PNC Financial Services Group Inc.	4,466,464
183,050	Regions Financial Corp.	5,469,534

See Notes to Financial Statements.
133

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
529,120	Sumitomo Mitsui Trust Group Inc.	$5,896,699
35,893	Truist Financial Corp.	1,779,575
105,893	US Bancorp	6,520,891
81,640	Wells Fargo & Co.	7,052,880
	Total Banks	54,829,819
Diversified Financial Services – 2.0%
12,850	Ares Management Corp., Class A Shares	1,839,734
21,510	CME Group Inc., Class A Shares(a)	6,141,105
7,355	Deutsche Boerse AG	2,460,841
	Total Diversified Financial Services	10,441,680
Equity Real Estate Investment Trusts (REITs) – 4.9%
21,500	American Tower Corp.	3,777,550
157,885	Brixmor Property Group Inc.	4,561,298
60,750	Healthpeak Properties Inc.	1,264,815
68,900	Invitation Homes Inc.	2,007,746
203,575	Kimco Realty Corp.	4,826,763
54,637	NNN REIT Inc.	2,469,592
29,204	Prologis Inc.	4,086,224
9,800	Terreno Realty Corp.	648,858
15,985	Ventas Inc.	1,457,352
	Total Equity Real Estate Investment Trusts (REITs)	25,100,198
Insurance – 3.7%
8,728	Allianz SE, Class Registered Shares	4,570,494
16,395	American International Group Inc.	1,251,922
5,850	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	3,525,599
26,987	NN Group NV	2,438,677
4,275	Progressive Corp.	932,292
349,248	Prudential PLC	4,770,165
14,565	Unum Group	1,357,749
	Total Insurance	18,846,898
Real Estate – 0.2%
1,389,000	Hang Lung Properties Ltd.	1,236,931
	TOTAL FINANCIAL	110,455,526
INDUSTRIAL – 7.8%
Aerospace/Defense – 1.3%
93,315	BAE Systems PLC	2,546,097
5,060	General Dynamics Corp.	1,879,031
7,175	RTX Corp.	1,490,463
109,600	Singapore Technologies Engineering Ltd.	928,848
	Total Aerospace/Defense	6,844,439

See Notes to Financial Statements.
134

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – 1.2%
13,750	CRH PLC	$1,296,487
9,074	Heidelberg Materials AG	1,736,632
88,200	Mitsubishi Electric Corp.	3,060,346
	Total Building Materials	6,093,465
Electrical Components & Equipment – 0.7%
8,383	Eaton Corp. PLC(a)	3,368,960
Electronics – 0.6%
20,935	Emerson Electric Co.	3,191,331
Engineering & Construction – 0.6%
54,945	Ferrovial NV	3,215,786
Miscellaneous Manufacturers – 0.4%
6,180	Siemens AG, Class Registered Shares	2,050,463
Packaging & Containers – 1.7%
93,575	Amcor PLC	4,294,157
7,100	Packaging Corp. of America	1,660,974
55,813	Smurfit Westrock PLC	2,617,630
	Total Packaging & Containers	8,572,761
Transportation – 1.3%
57,535	Deutsche Post AG	3,752,124
9,743	Union Pacific Corp.	2,929,428
	Total Transportation	6,681,552
	TOTAL INDUSTRIAL	40,018,757
TECHNOLOGY – 6.2%
Computers – 0.7%
8,900	Accenture PLC, Class A Shares	1,688,864
8,825	Amdocs Ltd.	556,505
5,337	International Business Machines Corp.	1,248,164
	Total Computers	3,493,533
Semiconductors – 2.8%
6,688	Analog Devices Inc.	2,421,992
9,412	Broadcom Inc.	3,485,640
26,647	Samsung Electronics Co., Ltd.	3,628,263
19,424	Texas Instruments Inc.	5,067,916
	Total Semiconductors	14,603,811
Software – 2.7%
10,563	Microsoft Corp.	5,358,504
67,020	Paychex Inc.	8,534,327
	Total Software	13,892,831
	TOTAL TECHNOLOGY	31,990,175

See Notes to Financial Statements.
135

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 9.8%
Electric – 8.0%
245,065	Algonquin Power & Utilities Corp.	$1,387,068
55,415	Alliant Energy Corp.	3,767,112
69,085	CenterPoint Energy Inc.	2,735,766
24,300	CMS Energy Corp.	1,653,858
13,489	Duke Energy Corp.	1,617,466
187,000	Enel SpA	2,049,308
38,749	Evergy Inc.	3,139,444
25,500	Eversource Energy	1,788,570
97,975	FirstEnergy Corp.	4,493,133
402,045	National Grid PLC	6,365,018
113,310	PPL Corp.	3,867,270
21,395	Sempra	1,747,971
9,528	Southern Co.	838,464
38,150	WEC Energy Group Inc.	4,050,386
21,000	Xcel Energy Inc.	1,589,490
	Total Electric	41,090,324
Gas – 1.8%
59,130	MDU Resources Group Inc.	1,177,870
38,100	National Fuel Gas Co.	3,164,586
32,785	Southwest Gas Holdings Inc.	2,895,899
54,275	UGI Corp.	2,086,874
	Total Gas	9,325,229
	TOTAL UTILITIES	50,415,553
	TOTAL COMMON STOCKS
	(Cost – $308,659,744)	414,828,143
EXCHANGE TRADED FUNDS (ETFs) – 15.6%
839,518	iShares Core Dividend Growth	66,338,712
464,834	iShares Core High Dividend	13,712,603
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost – $65,407,871)	80,051,315
CONVERTIBLE PREFERRED STOCKS – 1.5%
COMMUNICATIONS – 0.6%
Internet – 0.6%
68,000	Alphabet Inc., 6.250%	3,295,280
INDUSTRIAL – 0.9%
Aerospace/Defense – 0.9%
70,150	Boeing Co., 6.000%	4,548,526
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost – $7,737,502)	7,843,806

See Notes to Financial Statements.
136

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)

Shares/Units	Security	Value
LIMITED PARTNERSHIP – 0.5%
ENERGY – 0.5%
Pipelines – 0.5%
64,582	Enterprise Products Partners LP
	(Cost – $1,767,808)	$2,507,073
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $383,572,925)	505,230,337

Face Amount†
SHORT-TERM INVESTMENTS – 1.4%
CORPORATE NOTE – 0.2%
4,700	Nomura America Finance LLC, 10.000% due 9/22/26(c)
	(Cost – $980,944)	1,029,821
TIME DEPOSITS – 1.2%
85AUD	ANZ National Bank – Hong Kong, 2.850% due 9/1/26	61
	Citibank – London:
41,699EUR	1.130% due 9/1/26	48,440
39GBP	2.670% due 9/1/26	53
1,299,042	Citibank – New York, 2.980% due 9/1/26	1,299,042
47,620SGD	Hong Kong & Shanghai Bank – Singapore, 0.440% due 9/1/26	37,465
775	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	775
4,911,312	Skandinaviska Enskilda Banken AB – Stockholm, 2.980% due 9/1/26	4,911,312
300ZAR	Standard Chartered PLC – Johannesburg, 4.060% due 9/1/26	19
	TOTAL TIME DEPOSITS
	(Cost – $6,297,167)	6,297,167
	TOTAL SHORT-TERM INVESTMENTS
	(Cost – $7,278,111)	7,326,988
	TOTAL INVESTMENTS – 99.8%
	(Cost – $390,851,036)	512,557,325
	Other Assets in Excess of Liabilities – 0.2%	1,131,735
	TOTAL NET ASSETS – 100.0%	$513,689,060

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $652,736 and represents 0.13% of net assets.

(c)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $3,379,518 and represents 0.66% of net assets.
See Notes to Financial Statements.
137

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(continued)
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Financial	21.6%
Consumer Non-cyclical	15.2
Utilities	9.8
Industrial	8.7
Energy	8.7
Technology	6.3
Communications	5.1
Consumer Cyclical	4.3
Basic Materials	3.3
Exchange Traded Funds (ETFs)	15.6
Short-Term Investments	1.4
100.0%

^	As a percentage of total investments.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15	$304,665	Agnico Eagle Mines Ltd., Put	BNP	9/18/26	$120.00	$(525)
15	304,665	Agnico Eagle Mines Ltd., Put	BNP	10/16/26	110.00	(600)
100	258,900	AT&T Inc., Put	BNP	10/16/26	19.00	(800)
100	258,900	AT&T Inc., Put	BNP	10/16/26	20.00	(1,100)
25	276,225	Cisco Systems Inc., Put	BNP	9/18/26	105.00	(1,650)
25	276,225	Cisco Systems Inc., Put	BNP	10/16/26	100.00	(2,525)
25	276,225	Cisco Systems Inc., Put	BNP	11/20/26	95.00	(4,550)
15	228,660	Emerson Electric Co., Call	BNP	12/18/26	195.00	(4,650)
15	228,660	Emerson Electric Co., Call	BNP	12/18/26	200.00	(1,950)
2	205,180	Goldman Sachs Group Inc., Call	BNP	9/18/26	1,280.00	(860)
15	350,805	International Business Machines Corp., Put	BNP	9/18/26	150.00	(165)
15	221,640	Merck & Co., Inc., Call	BNP	10/16/26	180.00	(315)
60	234,360	NIKE Inc., Put	BNP	9/18/26	35.00	(600)
50	195,300	NIKE Inc., Put	BNP	10/16/26	35.00	(4,100)
50	195,300	NIKE Inc., Put	BNP	11/20/26	32.50	(3,350)
5	93,650	Philip Morris International Inc., Call	BNP	9/18/26	210.00	(125)
5	93,650	Philip Morris International Inc., Call	BNP	9/18/26	220.00	(35)
10	207,730	RTX Corp., Call	BNP	9/18/26	240.00	(50)
10	208,870	Southern Copper Corp., Call	BNP	10/16/26	260.00	(1,720)
10	208,870	Southern Copper Corp., Call	BNP	10/16/26	270.00	(1,150)

See Notes to Financial Statements.
138

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Equity Income Fund(concluded)

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
10	$260,910	Texas Instruments Inc., Put	BNP	9/18/26	$210.00	$(150)
5	130,455	Texas Instruments Inc., Call	BNP	9/18/26	400.00	(50)
10	260,910	Texas Instruments Inc., Put	BNP	10/16/26	200.00	(600)
7	210,469	Union Pacific Corp., Call	BNP	10/16/26	360.00	(1,645)
25	233,050	Unum Group, Call	BNP	9/18/26	100.00	(2,000)
25	233,050	Unum Group, Call	BNP	10/16/26	105.00	(3,125)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $66,883)				$(38,390)

Currency Abbreviations used in this schedule:
AUD
— Australian Dollar
EUR	— Euro
GBP	— British Pound
SGD	— Singapore Dollar
ZAR	— South African Rand
Counterparty Abbreviations used in this schedule:
BNP	— BNP Paribas SA
See Notes to Financial Statements.
139

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 27.2%
U.S. GOVERNMENT AGENCIES – 0.5%
	Federal Home Loan Banks:
$2,700,000	1.700% due 9/4/35	$2,070,797
2,285,000	1.930% due 2/11/36	1,740,542
4,302,000	Federal National Mortgage Association, 1.625% due 8/24/35	3,297,804
	TOTAL U.S. GOVERNMENT AGENCIES	7,109,143
U.S. GOVERNMENT OBLIGATIONS – 26.7%
	U.S. Treasury Bonds:
350,000	4.250% due 5/15/39	328,973
650,000	4.500% due 8/15/39	623,975
25,900,000	1.125% due 5/15/40	15,938,617
3,450,000	1.125% due 8/15/40	2,100,188
2,790,000	1.375% due 11/15/40	1,752,033
7,050,000	1.875% due 2/15/41	4,749,387
1,825,000	4.750% due 2/15/41	1,773,102
14,565,000	2.000% due 11/15/41	9,774,481
5,735,000	3.375% due 8/15/42	4,630,116
33,950,000	3.875% due 2/15/43	29,086,928
6,715,000	3.625% due 2/15/44	5,495,021
12,905,000	3.375% due 5/15/44	10,157,647
980,000	4.625% due 5/15/44	914,003
3,205,000	4.125% due 8/15/44	2,796,112
730,000	4.625% due 11/15/44	678,843
4,195,000	2.500% due 2/15/45	2,830,478
1,425,000	4.875% due 8/15/45	1,363,324
5,525,000	4.625% due 11/15/45	5,114,078
2,515,000	4.625% due 2/15/46	2,325,589
3,925,000	5.000% due 5/15/46	3,809,090
3,240,000	2.250% due 8/15/46	2,028,670
8,500,000	3.000% due 2/15/48	6,003,457
9,545,000	3.125% due 5/15/48	6,878,739
5,110,000	3.375% due 11/15/48	3,832,500
47,114,000	1.250% due 5/15/50	21,359,574
1,750,000	1.375% due 8/15/50	816,690
29,315,000	2.375% due 5/15/51	17,484,794
12,330,000	1.875% due 11/15/51	6,447,241
7,170,000	3.000% due 8/15/52	4,848,432
2,801,600	4.000% due 11/15/52	2,289,870
5,797,000	3.625% due 5/15/53	4,421,118
8,290,000	4.125% due 8/15/53	6,915,673
5,980,000	4.250% due 8/15/54	5,092,110
6,190,000	4.625% due 2/15/55	5,610,413
4,200,000	5.000% due 5/15/56	4,047,750
3,480,502	U.S. Treasury Inflation Indexed Bonds, 0.750% due 2/15/42	2,579,391

See Notes to Financial Statements.
140

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	U.S. Treasury Inflation Indexed Notes:
$2,170,668	0.375% due 7/15/27	$2,139,781
2,852,196	1.625% due 10/15/27	2,837,744
2,193,253	0.500% due 1/15/28	2,139,702
8,964,375	1.250% due 4/15/31	8,609,295
	U.S. Treasury Notes:
6,800,000	0.875% due 9/30/26	6,783,279
6,978,000	0.625% due 11/30/27	6,671,077
3,000,000	0.750% due 1/31/28	2,855,156
14,795,000	3.500% due 1/15/29	14,503,723
24,590,000	2.375% due 3/31/29(a)	23,390,277
3,215,000	3.875% due 5/15/29	3,172,803
575,000	4.250% due 8/15/29	572,574
9,480,000	3.875% due 4/30/30	9,297,436
35,510,000	3.875% due 6/30/30	34,784,542
5,000,000	0.625% due 8/15/30	4,310,156
12,000,000	0.875% due 11/15/30	10,357,031
7,435,000	3.500% due 2/28/31	7,141,085
4,665,000	4.125% due 11/30/31	4,578,989
7,650,000	4.375% due 1/31/32	7,591,430
12,545,000	3.875% due 9/30/32	12,086,323
35,000	3.875% due 12/31/32	33,649
4,075,000	3.500% due 2/15/33	3,827,635
10,815,000	3.750% due 2/28/33	10,311,004
2,570,000	3.375% due 5/15/33	2,388,895
2,945,000	4.375% due 7/31/33	2,903,586
4,500,000	4.250% due 5/15/35	4,354,629
13,385,000	4.125% due 2/15/36	12,768,035
	TOTAL U.S. GOVERNMENT OBLIGATIONS	407,308,243
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $466,308,028)	414,417,386
COLLATERALIZED MORTGAGE OBLIGATIONS – 19.4%
Asset Backed Securities – 0.5%
159,728	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	145,110
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/28(b)(c)	3,871,980
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,304,451
	Total Asset Backed Securities	7,321,541
Mortgage Securities – 18.9%
200,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.901% due 8/10/35(b)	193,750
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.827% (1-Month TSFR + 1.180%) due 9/15/34(b)(c)	219,725

See Notes to Financial Statements.
141

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Alternative Loan Trust:
$422,792	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	$352,591
3,506,142	Series 2005-7CB, Class 2A2, 1.268% (1-Month TSFR + 4.936%) due 4/25/35(c)(d)	112,237
3,506,142	Series 2005-7CB, Class 2A5, 4.232% (1-Month TSFR + 0.564%) due 4/25/35(c)	2,507,570
3,059,050	Series 2006-OA2, Class A1, 4.187% (1-Month TSFR + 0.534%) due 5/20/46(c)	2,756,068
1,664,079	Series 2007-4CB, Class 1A1, 4.382% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,263,979
6,278,251	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,342,619
	Angel Oak Mortgage Trust:
224,964	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	195,133
226,399	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	194,020
415,566	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	357,387
356,455	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	297,914
502,210	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	432,899
866,484	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	715,217
200,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.389% (1-Month TSFR + 1.750%) due 6/15/35(b)(c)	200,312
	ARES Commercial Mortgage Trust:
130,000	Series 2026-RTL, Class A, 4.850% (1-Month TSFR + 1.200%) due 8/15/43(b)(c)	130,162
825,000	Series 2026-RTL, Class B, 5.050% (1-Month TSFR + 1.400%) due 8/15/43(b)(c)	826,031
	BANK:
8,671,443	Series 2017-BNK4, Class XA, 1.480% due 5/15/50(c)(d)	38,510
14,727,571	Series 2018-BN10, Class XA, 0.826% due 2/15/61(c)(d)	102,022
405,000	Series 2018-BN13, Class B, 4.717% due 8/15/61(c)	384,402
6,377,022	Series 2022-BNK39, Class XA, 0.519% due 2/15/55(c)(d)	121,589
1,494,167	Series 2023-BNK45, Class XA, 1.281% due 2/15/56(c)(d)	74,276
3,449,458	Series 2024-BNK47, Class XA, 1.041% due 6/15/57(c)(d)	170,283
3,793,147	Series 2024-BNK48, Class XA, 1.347% due 10/15/57(c)(d)	276,456
	BANK5:
1,033,182	Series 2023-5YR4, Class XA, 1.258% due 12/15/56(c)(d)	19,566
12,216,519	Series 2024-5YR8, Class XA, 1.125% due 8/15/57(c)(d)	266,072
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	364,432
180,000	Series 2025-5YR15, Class AS, 5.762% due 7/15/58	181,682
343,000	Series 2025-5YR16, Class AS, 5.751% due 8/15/63(c)	345,418
260,000	Series 2025-5YR17, Class AS, 5.626% due 11/15/58(c)	260,679
155,000	Series 2025-5YR18, Class A3, 5.145% due 12/15/58	154,736
665,000	Series 2026-5YR20, Class AS, 5.336% due 2/15/59	659,423
406,000	Series 2026-5YR20, Class C, 6.037% due 2/15/59(c)	401,783
392,000	Series 2026-5YR22, Class A3, 5.713% due 6/15/59(c)	399,774
256,729	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	262,874
	BBCMS Mortgage Trust:
1,398,627	Series 2020-C7, Class XA, 1.698% due 4/15/53(c)(d)	49,645
262,000	Series 2024-5C25, Class AS, 6.358% due 3/15/57(c)	266,770
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	362,608

See Notes to Financial Statements.
142

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$2,478,868	Series 2024-C24, Class XA, 1.862% due 2/15/57(c)(d)	$205,015
3,666,355	Series 2024-C26, Class XA, 1.240% due 5/15/57(c)(d)	233,301
2,416,758	Series 2024-C28, Class XA, 1.324% due 9/15/57(c)(d)	162,494
259,000	Series 2025-5C37, Class AS, 5.382% due 9/15/58(c)	257,803
252,000	Series 2025-5C38, Class AS, 5.476% due 11/15/58	251,940
1,939,438	Series 2025-C32, Class XA, 1.343% due 2/15/62(c)(d)	144,734
1,337,000	Series 2026-5C40, Class AS, 5.529% due 2/15/59(c)	1,336,719
1,165,000	Series 2026-5C42, Class A3, 5.598% due 6/15/59	1,184,125
1,612,642	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.312% due 2/25/36(c)	1,100,627
	Benchmark Mortgage Trust:
2,110,000	Series 2020-B19, Class A5, 1.850% due 9/15/53	1,870,892
1,350,000	Series 2020-B20, Class A5, 2.034% due 10/15/53	1,190,676
2,318,049	Series 2020-B22, Class XA, 1.601% due 1/15/54(c)(d)	117,226
2,800,000	Series 2021-B26, Class A5, 2.613% due 6/15/54	2,479,441
2,965,000	Series 2022-B35, Class A5, 4.590% due 5/15/55(c)	2,810,888
6,177,230	Series 2023-B39, Class XA, 0.721% due 7/15/56(c)(d)	192,932
1,693,083	Series 2023-B40, Class XA, 1.429% due 12/15/56(c)(d)	77,279
262,000	Series 2024-V10, Class AS, 5.725% due 9/15/57(c)	262,510
260,000	Series 2024-V6, Class A3, 5.926% due 3/15/57	264,426
262,000	Series 2024-V6, Class AS, 6.384% due 3/15/57	267,083
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	361,877
406,000	Series 2025-V14, Class AM, 6.090% due 4/15/57(c)	412,079
180,000	Series 2025-V16, Class A3, 5.439% due 8/15/58(c)	181,667
346,000	Series 2025-V17, Class AM, 5.425% due 9/15/58(c)	344,595
195,000	Series 2025-V18, Class AS, 5.593% due 10/15/58	195,124
325,000	Series 2026-V20, Class AM, 5.436% due 2/15/59	323,407
406,000	Series 2026-V20, Class B, 5.687% due 2/15/59(c)	403,620
263,000	Series 2026-V21, Class A3, 5.127% due 3/15/59	262,327
227,826	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	207,582
	BMO Mortgage Trust:
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	361,890
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(c)	231,600
3,401,445	Series 2024-C9, Class XA, 1.077% due 7/15/57(c)(d)	192,490
261,000	Series 2025-5C12, Class AS, 5.557% due 10/15/58	260,749
785,000	BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.239% (1-Month TSFR + 1.600%) due 12/15/42(b)(c)	787,917
	BRAVO Residential Funding Trust:
94,332	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	88,601
3,500,000	Series 2026-NQM4, Class M1, 6.025% due 3/25/66(b)(c)	3,462,367
775,197	Series 2026-NQM5, Class A2, step bond to yield, 5.664% due 6/25/66(b)	769,569
800,000	Series 2026-NQM5, Class M1, 5.960% due 6/25/66(b)(c)	793,453
130,000	BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.062% due 4/13/41(b)(c)	127,225

See Notes to Financial Statements.
143

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$695,000	BWAY Trust, Series 2025-1535, Class A, 6.519% due 5/5/42(b)(c)	$695,628
3,202,185	BX, Series 2024-PALM, Class B, 5.430% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	3,202,185
	BX Commercial Mortgage Trust:
2,107,000	Series 2024-MDHS, Class B, 5.480% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	2,111,609
2,451,668	Series 2025-JDI, Class A, 5.039% (1-Month TSFR + 1.400%) due 11/15/42(b)(c)	2,457,031
1,145,000	Series 2026-ALOHA, Class A, 4.989% (1-Month TSFR + 1.350%) due 4/15/43(b)(c)	1,147,862
200,000	Series 2026-ALOHA, Class C, 5.339% (1-Month TSFR + 1.700%) due 4/15/43(b)(c)	200,000
1,310,000	Series 2026-CSMO, Class A, 5.039% (1-Month TSFR + 1.400%) due 2/15/43(b)(c)	1,313,275
270,000	Series 2026-CSMO, Class B, 5.339% (1-Month TSFR + 1.700%) due 2/15/43(b)(c)	271,935
1,114,437	Series 2026-LP3, Class A, 5.019% (1-Month TSFR + 1.380%) due 4/15/43(b)(c)	1,117,920
1,590,000	Series 2026-VLT9, Class A, 5.339% (1-Month TSFR + 1.700%) due 3/15/45(b)(c)	1,586,025
215,797	Series 2026-XL6, Class A, 4.839% (1-Month TSFR + 1.200%) due 3/15/43(b)(c)	215,932
	BX Trust:
200,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	180,876
1,450,000	Series 2025-VOLT, Class A, 5.339% (1-Month TSFR + 1.700%) due 12/15/44(b)(c)	1,446,375
1,775,000	Series 2026-CART, Class A, 4.689% (1-Month TSFR + 1.050%) due 2/15/36(b)(c)	1,764,461
250,000	Series 2026-CLS, Class A, 5.039% (1-Month TSFR + 1.400%) due 5/15/43(b)(c)	250,312
182,000	BXP Trust, Series 2017-GM, Class B, 3.539% due 6/13/39(b)(c)	179,252
13,828,533	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.350% due 5/10/50(c)(d)	36,929
176,000	CENT, Series 2025-CITY, Class A, 5.091% due 7/10/40(b)(c)	174,129
	Chase Home Lending Mortgage Trust:
922,171	Series 2026-AGY1, Class A4, 5.000% due 2/25/57(b)(c)	906,192
1,580,000	Series 2026-AGY2, Class A4, 5.000% due 8/25/57(b)(c)	1,546,411
565,182	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	517,480
	Citigroup Commercial Mortgage Trust:
6,055,697	Series 2015-GC35, Class XA, 0.570% due 11/10/48(c)(d)	61
165,482	Series 2016-P4, Class B, 3.377% due 7/10/49	159,695
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(b)	152,926
2,195,000	Series 2023-SMRT, Class B, 6.048% due 6/12/40(b)(c)	2,207,795
	COLT Mortgage Loan Trust:
332,039	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	286,652
360,654	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	305,922
890,371	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	828,467
296,657	Series 2026-1, Class A1, 4.758% due 2/25/71(b)(c)	291,496

See Notes to Financial Statements.
144

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Commercial Mortgage Trust:
$405,000	Series 2016-COR1, Class B, 3.897% due 10/10/49	$379,268
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	198,817
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(c)	255,794
3,120,000	CONE Commercial Mortgage Trust, Series 2026-ACD6, Class A, 6.063% due 7/15/43(b)(c)	3,088,197
468,400	Connecticut Avenue Securities Trust, Series 2026-R03, Class 2A1, 4.743% (SOFR30A + 1.100%) due 4/25/46(b)(c)	468,110
	Credit Suisse Commercial Mortgage Capital Trust:
843,601	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	799,129
257,350	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	221,336
355,581	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	289,216
2,145,598	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	1,872,652
253,268	Series 2021-RPL4, Class A1, 4.145% due 12/27/60(b)(c)	252,093
1,242,065	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	553,788
	CSMC:
729,921	Series 2010-8R, Class 5A11, 5.270% due 2/26/37(b)(c)	730,959
139,539	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	131,286
548,325	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	473,228
433,654	Series 2021-NQM8, Class A1, 2.841% due 10/25/66(b)(c)	388,304
	CSTL Commercial Mortgage Trust:
1,567,000	Series 2024-GATE, Class A, 4.923% due 11/10/41(b)(c)	1,544,709
2,260,000	Series 2026-GATE3, Class A, 4.851% due 2/10/43(b)(c)	2,206,453
200,000	Series 2026-GATE3, Class B, 5.102% due 2/10/43(b)(c)	194,306
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.335% due 6/10/50(c)(d)	33,223
1,574,518	Series 2020-C9, Class XA, 1.687% due 9/15/53(c)(d)	59,818
300,000	DC Trust, Series 2024-HLTN, Class A, 5.933% due 4/13/40(b)(c)	299,056
138,528	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	123,026
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(b)(c)	176,181
3,340,626	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.282% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,425,640
	EFMT:
439,806	Series 2025-INV5, Class A1, 5.077% due 12/25/70(b)(c)	434,382
982,022	Series 2026-INV8, Class A1, 5.724% due 8/25/71(b)(c)	979,951
850,000	Series 2026-INV8, Class A2, step bond to yield, 5.876% due 8/25/71(b)	848,037
	Ellington Financial Mortgage Trust:
62,543	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	53,527
160,099	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	134,654
270,000	ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.665% due 11/13/42(b)(c)	266,725

See Notes to Financial Statements.
145

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$1,035,297	Extended Stay America Trust, Series 2026-ESH2, Class A, 4.839% (1-Month TSFR + 1.200%) due 2/15/43(b)(c)	$1,035,944
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
3,952,231	Series 4223, Class SB, 0.923% (SOFR30A + 5.293%) due 7/15/43(c)	2,543,453
473,514	Series 4447, Class IO, 5.000% due 3/15/45(d)	93,724
127,280	Series 4518, Class CZ, 3.500% due 10/15/45	117,647
161,375	Series 4751, Class PL, 3.000% due 12/15/47	125,341
3,015,128	Series 4892, Class ES, 2.392% (SOFR30A + 6.036%) due 7/25/45(c)(d)	251,305
6,668,921	Series 4957, Class PB, 2.500% due 3/25/50	5,525,373
270,144	Series 5018, Class LW, 1.000% due 10/25/40	221,737
10,279,860	Series 5068, Class UZ, 2.500% due 1/25/51	6,360,581
593,204	Series 5083, Class AI, 2.500% due 3/25/51(d)	86,676
1,076,289	Series 5092, Class WI, 2.500% due 4/25/36(d)	86,418
4,876,758	Series 5131, Class IG, 3.500% due 8/25/51(d)	848,889
8,063,872	Series 5139, Class IG, 3.000% due 9/25/51(d)	1,280,835
665,533	Series 5169, Class IO, 3.000% due 9/25/51(d)	103,620
530,521	Series 5178, Class IO, 4.000% due 3/25/45(d)	84,180
410,333	Series 5201, Class PA, 2.500% due 3/25/52	361,177
639,595	Series 5460, Class AS, 2.307% (SOFR30A + 5.950%) due 10/25/54(c)(d)	38,390
1,089,512	Series 5537, Class CS, 2.107% (SOFR30A + 5.750%) due 5/25/55(c)(d)	56,997
160,746	Series 5544, Class B, 5.000% due 8/25/52	160,150
889,370	Series 5584, Class SP, 2.307% (SOFR30A + 5.950%) due 10/25/55(c)(d)	53,142
	Federal National Mortgage Association (FNMA), Aces:
29,876,529	Series 2020-M12, Class IO, 1.402% due 7/25/29(c)(d)	713,989
8,907,191	Series 2020-M15, Class X1, 1.558% due 9/25/31(c)(d)	449,893
20,465,371	Series 2020-M7, Class X2, 1.327% due 3/25/31(c)(d)	638,540
3,072,038	Series 2022-M4, Class A1X, 2.539% due 5/25/30(c)	2,903,774
6,212,139	Series 2022-M5, Class A1, 2.411% due 1/1/34(c)	5,808,026
6,844,000	Series 2025-M1, Class A2, 4.700% due 1/25/35(c)	6,710,905
	Federal National Mortgage Association (FNMA), Interest Strip:
997,276	Series 426, Class C38, 2.000% due 3/25/52(d)	124,113
7,770,853	Series 427, Class C28, 2.500% due 10/25/50(d)	1,237,824
809,631	Series 429, Class C3, 2.500% due 9/25/52(d)	125,535
820,768	Series 437, Class C8, 2.500% due 6/25/52(d)	124,032
	Federal National Mortgage Association (FNMA), REMICS:
83,726	Series 2011-51, Class TO, 0.000% due 6/25/41#(e)	63,204
92,943	Series 2013-2, Class MA, 3.500% due 2/25/43	86,558
517,789	Series 2013-72, Class IW, 3.500% due 7/25/33(d)	27,466
152,028	Series 2015-55, Class PD, 2.500% due 3/25/43	150,438
355,602	Series 2016-3, Class MI, 5.500% due 2/25/46(d)	44,433
559,227	Series 2016-43, Class GZ, 3.000% due 7/25/46	494,313
291,683	Series 2020-35, Class AI, 3.000% due 6/25/50(d)	44,475
517,032	Series 2020-37, Class IM, 4.000% due 6/25/50(d)	98,249

See Notes to Financial Statements.
146

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$415,725	Series 2020-74, Class HI, 5.500% due 10/25/50(d)	$68,471
563,877	Series 2020-77, Class HI, 4.000% due 11/25/50(d)	112,825
1,232,952	Series 2020-99, Class KI, 1.500% due 11/25/35(d)	51,691
772,316	Series 2021-3, Class NI, 2.500% due 2/25/51(d)	115,054
789,022	Series 2021-3, Class TI, 2.500% due 2/25/51(d)	129,891
744,403	Series 2021-95, Class GI, 3.000% due 1/25/52(d)	114,472
10,586,639	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,037,753
650,079	Series 2022-3, Class PI, 3.000% due 1/25/52(d)	88,302
270,780	Series 2022-5, Class AB, 2.000% due 3/25/50	228,492
7,338,430	Series 2023-36, Class IO, 2.500% due 10/25/52(d)	1,097,519
972,767	Series 2024-70, Class SA, 2.307% (SOFR30A + 5.950%) due 10/25/54(c)(d)	48,670
7,751,023	Series 2025-108, Class MC, 4.500% due 5/25/55	7,493,589
631,149	Series 2025-19, Class SC, 2.197% (SOFR30A + 5.840%) due 3/25/55(c)(d)	32,455
372,399	Series 2025-28, Class BA, 5.000% due 4/25/52	371,547
278,329	Series 2025-3, Class BA, 5.500% due 3/25/52	280,232
258,459	Series 2025-3, Class DA, 5.500% due 4/25/52	260,248
302,080	Series 2025-34, Class BA, 5.000% due 12/25/51	300,823
501,749	Series 2026-1, Class CA, 5.000% due 7/25/47	491,571
857,151	Finance Of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.500% due 6/25/56(b)(c)	828,422
	Freddie Mac Multifamily Structured Pass-Through Certificates:
92,423,085	Series K064, Class X1, 0.718% due 3/25/27(c)(d)	139,272
25,317,393	Series K066, Class X1, 0.854% due 6/25/27(c)(d)	81,406
2,019,073	Series K118, Class X1, 1.033% due 9/25/30(c)(d)	63,773
4,979,303	Series K124, Class X1, 0.799% due 12/25/30(c)(d)	127,509
52,707,728	Series K125, Class X1, 0.659% due 1/25/31(c)(d)	1,101,454
30,191,513	Series K129, Class X1, 1.131% due 5/25/31(c)(d)	1,081,662
27,470,456	Series K130, Class X1, 1.139% due 6/25/31(c)(d)	1,111,001
31,069,753	Series K132, Class X1, 0.602% due 8/25/31(c)(d)	652,574
49,153,153	Series K146, Class X1, 0.353% due 6/25/32(c)(d)	655,398
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,291,730
1,768,665	Series K-162, Class X1, 0.569% due 12/25/33(c)(d)	44,802
2,993,726	Series K-164, Class X1, 0.470% due 5/25/34(c)(d)	64,362
46,090,508	Series K-165, Class X1, 0.785% due 9/25/34(c)(d)	1,919,167
1,571,404	Series K-170, Class X1, 0.398% due 2/25/35(c)(d)	28,266
184,600,921	Series K-173, Class X1, 0.205% due 9/25/35(c)(d)	1,265,181
2,339,801	Series K753, Class X1, 0.404% due 10/25/30(c)(d)	24,502
1,347,341	Series Q001, Class A3, 3.815% due 2/25/32	1,296,629
	Freddie Mac Seasoned Credit Risk Transfer Trust:
216,090	Series 2019-1, Class MA, 3.500% due 7/25/58	205,977
506,402	Series 2020-1, Class MT, 2.500% due 8/25/59	416,554
4,972,139	Series 2020-2, Class MT, 2.000% due 11/25/59	3,930,522
4,461,091	Series 2020-3, Class M5TW, 3.000% due 5/25/60	3,896,947

See Notes to Financial Statements.
147

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Freddie Mac STACR REMIC Trust:
$1,040,000	Series 2021-DNA6, Class B1, 7.043% (SOFR30A + 3.400%) due 10/25/41(b)(c)	$1,043,530
570,000	Series 2022-HQA3, Class M1B, 7.193% (SOFR30A + 3.550%) due 8/25/42(b)(c)	584,073
	Freddie Mac Strips:
433,688	Series 303, Class C10, 3.500% due 1/15/33(d)	30,169
753,446	Series 375, Class C1, 2.500% due 1/25/51(d)	117,647
665,980	Series 386, Class C14, 2.500% due 3/15/52(d)	96,828
1,947,424	Series 389, Class C1, 1.500% due 5/15/37(d)	93,763
1,046,676	Series 389, Class C35, 2.000% due 6/15/52(d)	132,179
827,559	Series 405, Class C17, 2.500% due 8/25/52(d)	124,886
435,000	FS Commercial Mortgage Trust, Series 2026-PALM, Class A, 5.039% (1-Month TSFR + 1.400%) due 7/15/41(b)(c)	435,544
200,000	FS Trust, Series 2026-HULA, Class A, 5.089% (1-Month TSFR + 1.450%) due 3/15/41(b)(c)	200,437
	GCAT Trust:
281,179	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	246,579
399,080	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	347,546
627,227	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	523,149
861,809	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	715,869
229,436	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	213,015
270,000	GGP, Series 2026-TY, Class A, 4.825% due 3/5/43(b)(c)	263,431
130,000	GGP Commercial Mortgage Trust, Series 2026-SSP, Class A, 5.286% due 7/5/43(b)(c)	128,818
	Government National Mortgage Association (GNMA):
549,003	Series 2012-116, Class IB, 4.000% due 9/16/42(d)	109,519
994,632	Series 2012-32, Class Z, 3.500% due 3/20/42	902,083
392,099	Series 2014-46, Class IO, 5.000% due 3/16/44(d)	48,994
320,205	Series 2019-5, Class JI, 5.000% due 7/16/44(d)	45,644
6,373,597	Series 2020-151, Class MI, 2.500% due 10/20/50(d)	908,159
18,954,782	Series 2020-173, Class JI, 2.000% due 11/20/50(d)	2,150,039
14,250,970	Series 2021-129, Class IO, 0.983% due 6/16/63(c)(d)	972,146
8,129,940	Series 2021-137, Class IQ, 3.000% due 8/20/51(d)	1,362,733
2,973,818	Series 2021-175, Class IJ, 3.000% due 10/20/51(d)	494,808
20,272,744	Series 2021-184, Class IO, 0.886% due 12/16/61(c)(d)	1,321,412
636,213	Series 2021-215, Class KA, 2.500% due 10/20/49	557,434
10,801,192	Series 2021-30, Class IB, 2.500% due 2/20/51(d)	1,582,588
16,062,110	Series 2021-35, Class IO, 1.035% due 12/16/62(c)(d)	1,125,599
17,851,140	Series 2021-52, Class IO, 0.720% due 4/16/63(c)(d)	929,968
12,364,539	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51#(c)(d)	83,273
3,442,491	Series 2021-77, Class EA, 1.000% due 7/20/50	2,589,366
11,936,536	Series 2021-77, Class IT, 2.500% due 5/20/51(d)	1,932,269
17,788,747	Series 2021-79, Class IO, 0.868% due 8/16/63(c)(d)	1,107,632
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52#(e)	1,898,247
26,439,759	Series 2022-49, Class IO, 0.756% due 3/16/64(c)(d)	1,235,117

See Notes to Financial Statements.
148

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$12,412,319	Series 2022-61, Class EI, 3.000% due 7/20/51(d)	$2,162,914
6,566,491	Series 2022-64, Class IO, 2.500% due 2/20/50(d)	753,475
29,688,786	Series 2022-80, Class IO, 0.595% due 6/16/64(c)(d)	1,305,360
27,129,247	Series 2022-82, Class IO, 0.541% due 2/16/64(c)(d)	1,147,849
23,530,068	Series 2024-29, Class AI, 0.727% due 10/16/65(c)(d)	1,267,889
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(b)(c)	1,392,185
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 5.537% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	39,984
400,000	Series 2018-TWR, Class E, 6.037% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	19,984
400,000	Series 2018-TWR, Class F, 6.737% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	9,984
400,000	Series 2018-TWR, Class G, 7.862% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	3,984
	GS Mortgage Securities Trust:
9,328,714	Series 2017-GS7, Class XA, 1.165% due 8/10/50(c)(d)	42,538
350,000	Series 2018-GS9, Class C, 4.486% due 3/10/51(c)	307,791
	GS Mortgage-Backed Securities Trust:
302,568	Series 2026-HLTV1, Class A1, 5.626% due 11/25/66(b)(c)	300,953
409,715	Series 2026-NQM1, Class A1, 4.869% due 3/25/66(b)(c)	402,285
241,605	Series 2026-NQM1, Class A2, step bond to yield, 5.123% due 3/25/66(b)	237,817
200,000	GWT, Series 2024-WLF2, Class B, 5.780% (1-Month TSFR + 2.141%) due 5/15/41(b)(c)	200,625
282,764	HIH Trust, Series 2024-61P, Class A, 5.481% (1-Month TSFR + 1.842%) due 10/15/41(b)(c)	283,471
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% due 5/10/39(b)(c)	320,925
170,000	ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class D, 6.725% due 7/13/42(b)(c)	168,380
	Imperial Fund Mortgage Trust:
315,590	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	264,030
631,301	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	537,253
395,000	INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.041% due 11/5/37(b)(c)	389,276
1,950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,828,847
	JP Morgan Mortgage Trust:
6,333,083	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,110,424
1,394,588	Series 2021-3, Class B1, 2.941% due 7/25/51(b)(c)	1,153,359
118,147	Series 2026-LTV1, Class A1, 5.416% due 9/25/56(b)(c)	117,343
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,088,154
2,900,000	KNDR Trust, Series 2026-KIND, Class A, 5.395% (1-Month TSFR + 1.750%) due 8/15/31(b)(c)	2,903,628

See Notes to Financial Statements.
149

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$2,100,000	KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.139% (1-Month TSFR + 1.500%) due 6/15/43(b)(c)	$2,101,969
1,750,000	LBA Trust, Series 2026-LBA6, Class A, 4.839% (1-Month TSFR + 1.200%) due 7/15/43(b)(c)	1,750,000
	LBTY Commercial Mortgage Trust:
565,000	Series 2026-225L, Class A, 4.746% due 2/10/43(b)(c)	549,767
270,000	Series 2026-225L, Class B, 5.047% due 2/10/43(b)(c)	262,666
	Legacy Mortgage Asset Trust:
192,744	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(b)	192,828
264,066	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(b)	264,118
135,025	Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(b)	135,101
1,920,210	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.262% (1-Month TSFR + 0.594%) due 3/25/47(c)	1,727,047
5,854,047	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,224,388
218,094	MFA Trust, Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	192,196
	Morgan Stanley Capital I Trust:
7,425,018	Series 2016-UB12, Class XA, 0.784% due 12/15/49(c)(d)	74
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	377,411
20,223,938	Series 2019-L3, Class XA, 0.723% due 11/15/52(c)(d)	325,466
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	357,062
283,466	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(c)	278,133
	Morgan Stanley Residential Mortgage Loan Trust:
885,856	Series 2026-DSC1, Class A1, 4.767% due 1/25/71(b)(c)	866,808
366,295	Series 2026-DSC1, Class A2, step bond to yield, 5.020% due 1/25/71(b)	358,715
492,827	Series 2026-NQM1, Class A1, 4.809% due 12/25/70(b)(c)	483,622
155,500	Series 2026-NQM6, Class A1, 5.457% due 5/26/71(b)(c)	154,514
777,818	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.151% due 12/15/56(c)(d)	38,827
230,000	MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.153% due 5/15/43(b)(c)	227,046
1,350,000	National Commercial Mortgage Trust, Series 2026-IND, Class A, 4.989% (1-Month TSFR + 1.350%) due 6/15/43(b)(c)	1,351,687
	New Residential Mortgage Loan Trust:
176,368	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	160,787
647,857	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	567,934
182,645	Series 2025-NQM7, Class A1, 5.010% due 10/26/65(b)(c)	180,090
781,510	Series 2025-NQM7, Class A2, step bond to yield, 5.264% due 10/26/65(b)	770,601
232,542	Series 2026-NQM1, Class A1, 4.824% due 11/25/65(b)(c)	228,920
217,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(b)(c)	219,609
604,322	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	527,726
430,000	NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.032% (1-Month TSFR + 1.393%) due 10/15/40(b)(c)	431,509

See Notes to Financial Statements.
150

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	NXPT Commercial Mortgage Trust:
$2,650,000	Series 2024-STOR, Class A, 4.455% due 11/5/41(b)(c)	$2,578,855
130,000	Series 2024-STOR, Class B, 4.803% due 11/5/41(b)(c)	126,883
	NYC Commercial Mortgage Trust:
875,000	Series 2025-3BP, Class A, 4.852% (1-Month TSFR + 1.213%) due 2/15/42(b)(c)	874,455
240,000	Series 2026-1PARK, Class A, 4.889% (1-Month TSFR + 1.250%) due 2/15/43(b)(c)	239,711
270,000	Series 2026-1PARK, Class C, 5.489% (1-Month TSFR + 1.850%) due 2/15/43(b)(c)	270,204
200,000	Series 2026-7W34, Class A, 5.206% due 2/5/41(b)(c)	195,786
190,000	NYC Trust, Series 2026-9W57, Class B, 5.353% due 6/6/40(b)(c)	186,927
	OBX Trust:
398,634	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	350,701
490,780	Series 2026-NQM2, Class A1, 4.818% due 12/1/65(b)(c)	482,461
950,930	Series 2026-NQM6, Class A1, 5.063% due 4/26/66(b)(c)	938,523
898,857	Oceanview Mortgage Trust, Series 2026-1, Class A, 5.104% due 8/25/55(b)(c)	878,269
159,326	OLIT, Series 2025-HB2, Class A, 3.000% due 11/25/38(b)(c)	155,704
200,000	PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 6.125% due 8/10/42(b)(c)	202,001
131,365	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.889% (1-Month TSFR + 1.250%) due 3/15/43(b)(c)	131,447
	PRET Trust:
1,175,284	Series 2025-RPL6, Class A1, step bond to yield, 3.850% due 9/25/69(b)	1,118,362
846,601	Series 2026-RPL2, Class A1, step bond to yield, 4.500% due 6/25/70(b)	820,783
2,000,000	PRKCM Trust, Series 2026-AFC5, Class A1, 5.733% due 8/25/61(b)(c)	1,995,904
3,555,000	PRM7 Trust, Series 2025-PRM7, Class A, 4.509% due 11/10/42(b)(c)	3,427,713
	PRPM LLC:
197,649	Series 2025-5, Class A1, step bond to yield, 5.729% due 7/25/30(b)	196,853
504,430	Series 2025-6, Class A1, step bond to yield, 5.774% due 8/25/28(b)	502,533
343,275	Series 2025-7, Class A1, step bond to yield, 5.503% due 8/25/30(b)	341,910
571,671	Series 2026-1, Class A1, step bond to yield, 5.185% due 2/25/31(b)	562,157
216,444	PRPM Trust, Series 2026-RCF1, Class A1, step bond to yield, 4.845% due 1/25/56(b)	211,915
	PSA Trust:
1,667,000	Series 2026-STOR, Class A, 5.554% due 8/15/31(b)(c)	1,668,746
267,000	Series 2026-STOR, Class B, 5.856% due 8/15/31(b)(c)	267,161
	Rali Trust:
739,096	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	576,780
2,248,810	Series 2006-QS17, Class A8, 6.000% due 12/25/36	1,870,141
30,895	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(b)	30,913
3,170,865	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,396,707

See Notes to Financial Statements.
151

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Residential Mortgage Loan Trust:
$2,664,191	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	$2,609,762
52,705	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	51,426
1,000,000	Santander Mortgage Asset Receivable Trust, Series 2026-NQM6, Class A1, 5.750% due 8/25/66(b)(c)	998,508
	SFO Commercial Mortgage Trust:
200,000	Series 2021-555, Class A, 5.153% (1-Month TSFR + 1.514%) due 5/15/38(b)(c)	199,750
180,000	Series 2021-555, Class B, 5.503% (1-Month TSFR + 1.864%) due 5/15/38(b)(c)	179,775
5,238,000	SG Residential Mortgage Trust, Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	3,937,508
530,000	SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.971% due 5/5/39(b)(c)	519,873
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 5.589% (1-Month TSFR + 1.950%) due 10/15/41(b)(c)	1,456,819
685,000	SLG Office Trust, Series 2026-OMA, Class A, 5.131% due 4/15/41(b)(c)	676,660
130,000	SMRT, Series 2022-MINI, Class C, 5.190% (1-Month TSFR + 1.550%) due 1/15/39(b)(c)	129,878
200,000	SPGN Trust, Series 2026-TFLM, Class A, 4.939% (1-Month TSFR + 1.300%) due 2/15/41(b)(c)	199,562
	Starwood Mortgage Residential Trust:
49,063	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	47,239
638,276	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	550,757
	Towd Point Mortgage Trust:
1,323,321	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,161,142
1,988,763	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	1,864,153
191,867	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	172,510
	UBS Commercial Mortgage Trust:
3,488,156	Series 2017-C1, Class XA, 1.605% due 6/15/50(c)(d)	11,493
405,000	Series 2017-C6, Class B, 4.154% due 12/15/50(c)	376,315
113,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	112,687
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,961,369
142,831	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	128,801
715,448	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	610,416
741,699	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	633,620
127,779	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	121,825
646,277	Series 2022-1, Class A1, step bond to yield, 3.724% due 1/25/67(b)	600,109
3,500,000	Series 2024-R1, Class M1, 5.899% due 9/25/69(b)(c)	3,478,234
1,958,752	Series 2026-5, Class A3, step bond to yield, 5.717% due 5/25/71(b)	1,943,781
1,000,000	Series 2026-5, Class M1, 5.912% due 5/25/71(b)(c)	988,690
2,000,000	Series 2026-INV1, Class A1, 5.635% due 7/25/71(b)(c)	1,994,257
974,942	Series 2026-R6, Class A1A, step bond to yield, 5.765% due 7/25/68(b)	973,553
58,124	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(b)	58,120

See Notes to Financial Statements.
152

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Wells Fargo Commercial Mortgage Trust:
$7,572,745	Series 2017-C38, Class XA, 1.005% due 7/15/50(c)(d)	$31,886
405,000	Series 2017-C42, Class B, 4.002% due 12/15/50(c)	374,705
263,547	Series 2018-C45, Class ASB, 4.147% due 6/15/51	262,439
4,320,843	Series 2024-C63, Class XA, 1.211% due 8/15/57(c)(d)	276,892
261,000	Series 2025-5C6, Class AS, 5.582% due 10/15/58(c)	261,181
255,000	Series 2025-5C7, Class AS, 5.503% due 12/15/58	254,479
399,000	Series 2026-5C10, Class A3, 5.789% due 6/15/59	407,026
204,000	Series 2026-5C8, Class A3, 5.034% due 3/15/59	202,486
204,000	Series 2026-5C8, Class C, 5.554% due 3/15/59	196,733
	Total Mortgage Securities	288,046,368
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $342,791,208)	295,367,909
MORTGAGE-BACKED SECURITIES – 17.6%
FHLMC – 5.8%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
68,218	2.000% due 12/1/40	59,120
451,976	2.000% due 5/1/41	385,103
532,600	2.000% due 12/1/41	457,408
231,725	2.000% due 9/1/50	184,544
4,585,502	2.000% due 3/1/51	3,616,479
677,548	2.000% due 4/1/51	533,719
392,177	2.000% due 5/1/51	314,488
154,909	2.000% due 8/1/51	122,019
155,958	2.000% due 11/1/51	123,515
610,344	2.000% due 4/1/52	487,416
226,764	2.500% due 5/1/50	188,929
260,919	2.500% due 6/1/50	216,780
1,092,151	2.500% due 7/1/50	906,483
405,615	2.500% due 9/1/50	338,324
57,242	2.500% due 10/1/50	47,866
461,962	2.500% due 11/1/50	382,480
141,212	2.500% due 2/1/51	117,723
363,493	2.500% due 3/1/51	298,666
227,609	2.500% due 7/1/51	187,430
256,034	2.500% due 10/1/51	211,707
4,855,769	2.500% due 12/1/51	3,991,075
6,228,072	2.500% due 1/1/52	5,167,217
2,960,711	2.500% due 4/1/52	2,446,366
177,981	3.000% due 3/1/35	167,321
3,064,891	3.000% due 3/1/42	2,763,332
92,825	3.000% due 1/1/47	80,909
188,205	3.000% due 2/1/47	164,957

See Notes to Financial Statements.
153

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$785,177	3.000% due 10/1/49	$676,308
4,614,719	3.000% due 4/1/50	3,872,156
517,910	3.000% due 8/1/51	448,873
395,563	3.000% due 9/1/51	343,905
465,897	3.000% due 10/1/51	405,164
5,936,955	3.000% due 1/1/52	5,163,556
6,265,923	3.000% due 5/1/52	5,423,085
3,502,783	3.030% due 1/1/50	2,764,784
620,021	3.500% due 8/1/43	565,376
284,476	3.500% due 1/1/48	257,543
283,175	3.500% due 4/1/50	256,293
2,399,205	3.500% due 8/1/52	2,158,125
490,203	4.000% due 10/1/44	461,713
31,464	4.000% due 4/1/47	29,774
637,343	4.000% due 12/1/47	591,091
344,089	4.000% due 4/1/49	318,227
114,541	4.000% due 5/1/49	107,633
398,010	4.000% due 7/1/49	372,042
226,780	4.500% due 5/1/48	215,701
176,622	5.000% due 7/1/40	176,001
133,630	5.000% due 8/1/52	129,979
584,821	5.000% due 10/1/52	568,965
5,733,677	5.000% due 12/1/52	5,585,898
236,788	5.000% due 4/1/53	230,605
2,746,974	5.000% due 6/1/53	2,691,101
3,365,720	5.000% due 3/1/54	3,286,766
6,337,068	5.000% due 8/1/55	6,142,390
4,538,230	5.000% due 5/1/56	4,379,824
583,259	5.500% due 12/1/37	589,987
492,536	5.500% due 2/1/53	490,932
2,703,182	5.500% due 9/1/53	2,712,095
3,229,026	5.500% due 1/1/55	3,237,236
3,646,710	5.500% due 11/1/55	3,611,878
260,699	6.000% due 11/1/52	264,943
299,723	6.000% due 12/1/52	306,594
125,904	6.000% due 3/1/53	129,049
2,462,898	6.000% due 4/1/54	2,519,832
1,068,791	6.000% due 6/1/54	1,086,413
990,390	6.000% due 8/1/54	1,004,192
329,292	6.000% due 11/1/55	335,234
	TOTAL FHLMC	87,872,639

See Notes to Financial Statements.
154

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – 10.4%
	Federal National Mortgage Association (FNMA):
$256,756	2.000% due 9/1/40	$222,260
659,096	2.000% due 12/1/40	569,702
306,771	2.000% due 4/1/41	264,742
91,494	2.000% due 5/1/41	79,036
386,076	2.000% due 10/1/41	330,550
12,170,397	2.000% due 6/1/50	9,607,864
9,140,180	2.000% due 8/1/50	7,245,788
1,021,465	2.000% due 9/1/50	813,615
251,718	2.000% due 12/1/50	199,790
1,515,522	2.000% due 2/1/51	1,211,422
3,514,697	2.000% due 3/1/51	2,764,418
707,137	2.000% due 4/1/51	557,619
5,057,828	2.000% due 5/1/51	4,008,574
119,933	2.000% due 7/1/51	94,546
223,789	2.250% due 4/1/33	192,949
34,487	2.500% due 6/1/30	33,428
4,830,113	2.500% due 2/1/47	4,055,599
249,092	2.500% due 4/1/50	206,258
244,800	2.500% due 6/1/50	202,890
248,469	2.500% due 7/1/50	206,587
425,879	2.500% due 9/1/50	350,342
4,136,659	2.500% due 10/1/50	3,455,466
8,001,032	2.500% due 11/1/50	6,546,328
241,661	2.500% due 1/1/51	201,396
878,182	2.500% due 2/1/51	723,100
2,653,304	2.500% due 5/1/51	2,206,011
345,983	2.500% due 7/1/51	286,461
8,719,124	2.500% due 8/1/51	7,173,546
215,655	2.500% due 9/1/51	179,141
6,626,790	2.500% due 10/1/51	5,462,983
6,466,482	2.500% due 11/1/51	5,333,325
5,364,586	2.500% due 12/1/51	4,415,048
397,682	2.500% due 1/1/52	331,360
265,068	2.500% due 3/1/52	218,075
541,768	2.500% due 1/1/57	445,165
675,710	3.000% due 11/1/36	630,906
2,596,730	3.000% due 3/1/43	2,325,154
4,797,366	3.000% due 6/1/43	4,293,677
91,121	3.000% due 11/1/48	79,059
174,157	3.000% due 2/1/50	151,907
686,861	3.000% due 8/1/50	592,432
277,869	3.000% due 10/1/50	238,261

See Notes to Financial Statements.
155

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$410,381	3.000% due 12/1/50	$351,949
320,852	3.000% due 5/1/51	280,913
514,725	3.000% due 7/1/51	443,896
788,702	3.000% due 8/1/51	680,344
78,218	3.000% due 9/1/51	66,941
903,614	3.000% due 10/1/51	780,764
177,083	3.000% due 11/1/51	152,103
163,596	3.000% due 12/1/51	140,275
247,780	3.000% due 1/1/52	213,882
6,427,288	3.000% due 4/1/52	5,499,907
1,761,550	3.000% due 5/1/52	1,509,392
3,066,489	3.000% due 4/1/53	2,690,646
280,818	3.500% due 7/1/37	265,816
499,232	3.500% due 8/1/43	459,081
516,662	3.500% due 3/1/46	469,140
509,821	3.500% due 5/1/47	465,688
631,350	3.500% due 11/1/47	571,010
347,012	3.500% due 7/1/50	310,010
128,778	3.500% due 9/1/50	115,880
488,682	3.500% due 1/1/51	437,543
1,075,000	3.500% due 2/1/51	960,834
5,471,761	3.500% due 7/1/51	4,897,579
534,806	3.500% due 4/1/52	478,844
1,081,604	3.500% due 5/1/52	960,485
798,449	3.500% due 10/1/56	704,950
159,685	3.500% due 2/1/57	140,986
336,000	3.920% due 10/1/30	325,638
176,744	4.000% due 8/1/38	171,862
316,039	4.000% due 11/1/38	303,673
69,673	4.000% due 3/1/46	65,755
437,013	4.000% due 3/1/47	406,752
43,058	4.000% due 12/1/47	40,029
60,878	4.000% due 2/1/48	56,022
88,831	4.000% due 1/1/49	83,948
116,716	4.000% due 5/1/49	108,690
29,265	4.000% due 8/1/49	27,638
1,424,433	4.000% due 11/1/49	1,319,869
475,340	4.000% due 4/1/50	441,508
304,072	4.000% due 8/1/51	283,463
365,688	4.000% due 6/1/52	337,267
523,800	4.120% due 11/1/30	511,129
240,000	4.210% due 1/1/31	235,306
237,370	4.500% due 12/1/37	234,497

See Notes to Financial Statements.
156

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$160,516	4.500% due 5/1/48	$153,024
158,350	4.500% due 6/1/48	151,014
2,639,773	4.500% due 10/1/50	2,518,161
946,365	4.500% due 6/1/52	895,179
3,089,071	4.500% due 7/1/52	2,921,991
138,503	4.500% due 8/1/52	131,315
2,067,228	4.500% due 9/1/52	1,952,841
9,502,507	4.500% due 10/1/52	8,992,148
819,202	4.500% due 11/1/52	775,014
652,320	4.500% due 3/1/53	615,571
466,377	5.000% due 7/1/52	454,791
10,170,465	5.000% due 9/1/52	9,903,427
698,977	5.000% due 10/1/52	679,402
107,068	5.000% due 11/1/52	104,186
1,411,452	5.000% due 12/1/52	1,373,185
61,864	5.000% due 3/1/53	59,952
5,528,126	5.000% due 5/1/56	5,346,488
585,000	5.065% due 12/1/28	588,953
190,331	5.500% due 4/1/38	192,526
248,430	5.500% due 11/1/39	250,955
590,961	5.500% due 8/1/40	597,788
305,410	5.500% due 10/1/52	304,895
936,140	5.500% due 11/1/52	936,466
1,072,734	5.500% due 12/1/52	1,072,102
474,382	5.500% due 1/1/53	474,862
3,218,966	5.500% due 6/1/53	3,227,708
5,695,616	5.500% due 7/1/53	5,729,708
307,880	6.000% due 5/1/53	314,420
650,556	6.000% due 12/1/53	661,264
304,161	6.000% due 9/1/54	308,895
	TOTAL FNMA	159,196,915
GNMA – 1.4%
	Government National Mortgage Association (GNMA) II:
521,520	2.000% due 10/20/50	418,907
1,165,082	2.000% due 12/20/50	935,836
494,546	2.500% due 11/20/49	416,625
389,313	2.500% due 3/20/51	325,737
3,106,681	2.500% due 10/20/51	2,600,110
108,005	3.000% due 4/20/31	104,661
396,245	3.000% due 6/20/50	346,224
70,907	3.000% due 12/20/50	61,933
1,729,646	3.000% due 6/20/51	1,506,146
641,512	3.000% due 9/20/51	558,613

See Notes to Financial Statements.
157

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$355,091	3.000% due 12/20/52	$309,802
86,255	3.500% due 8/20/42	79,373
324,861	3.500% due 10/20/43	298,166
176,438	3.500% due 6/20/49	158,249
431,928	3.500% due 11/20/49	386,387
373,532	3.500% due 6/20/50	334,583
480,621	3.500% due 9/20/50	429,400
2,311,968	3.500% due 10/20/51	2,059,353
3,427,789	3.500% due 2/20/52	3,052,922
43,690	3.500% due 5/20/52	39,046
361,182	4.000% due 10/20/44	339,512
242,447	4.000% due 2/20/45	227,914
166,079	4.000% due 10/20/45	154,877
205,903	4.000% due 2/20/47	191,523
432,919	4.000% due 10/20/48	399,645
352,148	4.000% due 3/20/49	324,578
979,693	4.000% due 2/20/52	898,665
456,009	4.500% due 2/20/40	441,159
155,294	4.500% due 7/20/49	147,945
157,070	4.500% due 8/20/49	149,052
225,294	4.500% due 8/20/52	214,223
211,138	4.500% due 9/20/52	200,606
951,298	4.500% due 10/20/52	904,550
203,591	5.000% due 5/20/40	202,476
162,089	5.000% due 6/20/40	161,695
63,776	5.000% due 7/20/40	63,464
1,451,934	5.500% due 11/20/54	1,445,066
	TOTAL GNMA	20,889,023
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $294,530,750)	267,958,577
CORPORATE BONDS & NOTES – 17.6%
Basic Materials – 0.2%
141,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	145,408
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	41,558
63,000	Cabot Corp., Senior Unsecured Notes, 4.950% due 8/15/29	62,759
200,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	170,000
	Celanese US Holdings LLC, Company Guaranteed Notes:
45,000	6.500% due 4/15/30	45,854
40,000	6.750% due 4/15/33	40,717
40,000	Chemours Co., Company Guaranteed Notes, 7.875% due 3/15/34(b)	39,135
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	65,932
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	125,738
20,000	FMC Corp., Senior Secured Notes, 8.000% due 6/1/31(b)	20,744

See Notes to Financial Statements.
158

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
	Glencore Funding LLC, Company Guaranteed Notes:
$390,000	5.371% due 4/4/29(b)	$394,305
95,000	2.850% due 4/27/31(b)	85,642
148,000	5.200% due 7/1/33(b)	145,560
95,000	5.634% due 4/4/34(b)	95,405
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(b)(c)	193,280
200,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	189,773
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(b)	35,963
60,000	Nutrien Ltd., Senior Unsecured Notes, 4.850% due 5/29/31	59,359
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	207,448
35,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(b)	34,342
200,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	159,359
40,000	Qnity Electronics Inc., Company Guaranteed Notes, 6.250% due 8/15/33(b)	40,264
90,000	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(b)	88,372
	Southern Copper Corp., Senior Unsecured Notes:
335,000	5.350% due 6/24/36	325,101
70,000	5.250% due 11/8/42	64,407
153,000	Suzano Netherlands BV, Company Guaranteed Notes, 5.500% due 1/15/36	146,758
	Vale Overseas Ltd., Company Guaranteed Notes:
121,000	6.400% due 6/28/54	119,366
200,000	6.000% (5-Year CMT Index + 2.431%) due 2/25/56(c)	198,130
200,000	Vedanta Resources Finance II PLC, Senior Secured Notes, 7.000% due 7/13/32(b)	200,431
85,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(b)	88,221
65,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	61,832
	Total Basic Materials	3,691,163
Communications – 2.6%
934,000	Airbnb Inc., Senior Unsecured Notes, 5.250% due 3/16/36	913,667
	Alphabet Inc., Senior Unsecured Notes:
1,240,000	6.375% due 8/15/56	1,247,716
35,000	5.750% due 2/15/66	31,423
144,436	Altice France SA, Senior Secured Notes, 6.875% due 7/15/32(b)	141,621
	Amazon.com Inc., Senior Unsecured Notes:
2,310,000	4.550% due 3/13/33	2,224,884
250,000	6.000% due 7/9/46	243,395
500,000	5.950% due 3/13/66	460,187
425,000	6.250% due 7/9/66	409,453
100,000	America Movil SAB de CV, Company Guaranteed Notes, 6.125% due 3/30/40	101,284
50,000	APLD ComputeCo LLC, Senior Secured Notes, 9.250% due 12/15/30(b)	52,738
	AT&T Inc., Senior Unsecured Notes:
1,986,000	2.250% due 2/1/32	1,708,415
3,495,000	2.550% due 12/1/33	2,886,060

See Notes to Financial Statements.
159

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$370,000	3.500% due 9/15/53	$225,777
43,000	6.050% due 8/15/56	39,515
415,000	Beacon Point DC LLC, Senior Secured Notes, 6.129% due 11/30/42(b)	393,879
147,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	148,503
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
31,000	5.125% due 5/1/27(b)	30,960
140,000	4.750% due 3/1/30(b)	132,769
120,000	4.750% due 2/1/32(b)	107,539
20,000	7.375% due 2/1/36(b)(f)	19,338
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
165,000	6.550% due 6/1/34	164,748
4,055,000	6.384% due 10/23/35	3,953,067
46,000	3.500% due 3/1/42	30,963
300,000	5.375% due 5/1/47	232,018
825,000	5.750% due 4/1/48	669,568
335,000	5.125% due 7/1/49	245,649
265,000	4.800% due 3/1/50	188,541
80,000	4.400% due 12/1/61	49,460
75,000	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(b)	75,930
65,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(b)	67,033
	Comcast Corp., Company Guaranteed Notes:
560,000	3.750% due 4/1/40	430,721
50,000	3.969% due 11/1/47	34,315
50,000	2.800% due 1/15/51	26,523
347,000	2.887% due 11/1/51	185,835
	Cox Communications Inc., Company Guaranteed Notes:
25,000	5.450% due 9/1/34(b)	23,042
245,000	5.950% due 9/1/54(b)	198,724
107,017	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30#(b)	605
105,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(b)	107,420
	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes:
6,000	5.875% due 8/15/27(b)	5,984
95,000	9.250% due 6/1/32(b)	99,180
	Discovery Global Holdings Inc., Company Guaranteed Notes:
75,000	4.054% due 3/15/29	74,250
35,000	4.279% due 3/15/32	32,025
55,000	5.050% due 3/15/42	39,989
100,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29(f)(g)	92,375
135,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(b)(g)	133,006
268,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	264,467
50,000	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(b)	50,259

See Notes to Financial Statements.
160

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$40,000	Gray Media Inc., Secured Notes, 9.625% due 7/15/32(b)	$41,059
50,000	Gray Media Inc., Senior Secured Notes, 7.250% due 8/15/33(b)(f)	49,996
130,000	HUT 8 DC LLC, Senior Secured Notes, 6.192% due 11/15/42(b)	126,255
20,000	iHeartCommunications Inc., Senior Secured Notes, 9.125% due 5/1/29(b)	17,945
200,000	ION Platform Finance US Inc./ION Platform Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	187,159
135,000	Lamar Media Corp., Company Guaranteed Notes, 5.375% due 11/1/33(b)	131,353
6,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(b)	5,706
90,000	Level 3 Financing Inc., Senior Secured Notes, 6.875% due 6/30/33(b)	91,491
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	149,705
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	59,817
50,000	7.375% due 9/1/31(b)	51,355
65,000	Meridian Arc Holdco LLC, Senior Secured Notes, 6.250% due 4/30/31(b)	61,798
	Meta Platforms Inc., Senior Unsecured Notes:
2,135,000	6.200% due 5/15/46	2,004,691
45,000	5.625% due 11/15/55	37,506
225,000	6.300% due 5/15/56	207,153
455,000	5.550% due 8/15/64	363,204
575,000	5.750% due 11/15/65	472,131
950,000	6.450% due 5/15/66	868,911
	Motorola Solutions Inc., Senior Unsecured Notes:
89,000	4.850% due 8/17/29	88,807
122,000	5.200% due 8/15/32	121,435
60,000	5.500% due 9/1/44	55,501
65,000	Neptune Bidco US Inc., Senior Secured Notes, 10.375% due 5/15/31(b)	68,298
25,000	Nexstar Media Inc., Company Guaranteed Notes, 7.250% due 4/15/34(b)	25,323
70,000	Nexstar Media Inc., Senior Secured Notes, 6.500% due 9/15/33(b)	70,312
	NTT Finance Corp., Senior Unsecured Notes:
2,940,000	5.171% due 7/16/32(b)	2,892,648
835,000	5.259% due 11/1/33(b)	817,516
250,000	Orange SA, Senior Unsecured Notes, 4.250% due 1/13/31(b)	240,871
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	57,048
55,000	PR RNO Property Owner 1 LLC, Senior Secured Notes, 6.500% due 5/1/31(b)	50,983
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	19,900
595,000	RD Michigan Property Owner I LLC, Senior Secured Notes, 7.500% due 3/30/45(b)	567,259
70,000	SE Cosmos LLC, Senior Secured Notes, 8.875% due 5/1/31(b)	68,888
3,075,000	Sopaipilla Investor LLC, Senior Secured Notes, 7.534% due 11/30/48(b)	3,150,037

See Notes to Financial Statements.
161

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Space Exploration Technologies Corp., Senior Unsecured Notes:
$675,000	5.650% due 7/15/33(b)	$651,198
81,000	5.875% due 7/15/36(b)	76,340
170,000	6.600% due 7/15/46(b)	154,335
44,000	Stingray Compute LLC, Senior Secured Notes, 6.000% due 6/15/31(b)	42,844
75,000	SV RNO Property Owner 1 LLC, Senior Secured Notes, 5.875% due 3/1/31(b)	68,850
144,000	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(c)	142,778
	T-Mobile USA Inc., Company Guaranteed Notes:
4,701,000	2.875% due 2/15/31	4,275,064
145,000	5.500% due 1/15/55	126,048
93,000	5.250% due 6/15/55	77,806
72,000	5.875% due 11/15/55	65,955
283,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	270,562
90,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Company Guaranteed Notes, 8.625% due 6/15/32(b)	92,477
60,000	Uniti Services LLC, Senior Secured Notes, 7.500% due 10/15/33(b)	61,950
90,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(b)	90,704
	VeriSign Inc., Senior Unsecured Notes:
48,000	5.100% due 7/15/31	47,600
176,000	5.250% due 6/1/32	174,607
123,000	Verizon Communications Inc., Junior Subordinated Notes, 6.200% (5-Year CMT Index + 2.042%) due 5/14/56(c)	118,693
182,000	Verizon Communications Inc., Senior Unsecured Notes, 5.750% due 11/30/45	169,889
144,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	141,240
	Wayfair LLC, Senior Secured Notes:
50,000	7.250% due 10/31/29(b)	51,647
60,000	6.750% due 11/15/32(b)	61,734
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	67,904
	Total Communications	39,247,106
Consumer Cyclical – 0.6%
70,000	Academy Ltd., Senior Secured Notes, 5.875% due 5/15/31(b)	69,525
130,000	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	127,641
95,000	ADI Global Distribution Funding LLC, Company Guaranteed Notes, 7.125% due 7/15/34(b)	98,137
35,000	Advance Auto Parts Inc., Company Guaranteed Notes, 7.375% due 8/1/33(b)	35,876
57,000	Allegiant Travel Co., Senior Secured Notes, 7.125% due 7/1/31(b)	57,520
	American Axle & Manufacturing Inc., Company Guaranteed Notes:
60,000	5.000% due 10/1/29	58,594
65,000	7.750% due 10/15/33(b)	65,306
40,000	American Axle & Manufacturing Inc., Senior Secured Notes, 6.375% due 10/15/32(b)	40,043
20,000	American Greetings Corp., Senior Secured Notes, 8.875% due 1/15/32(b)	19,826

See Notes to Financial Statements.
162

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	$57,313
	AutoZone Inc., Senior Unsecured Notes:
141,000	5.125% due 6/15/30	141,491
376,000	4.950% due 7/15/31	372,481
80,000	Beach Acquisition Bidco LLC, Senior Unsecured Notes, 10.000% due 7/15/33(b)(h)	85,868
	Carnival Corp., Ltd, Company Guaranteed Notes:
49,000	5.125% due 5/1/29(b)	48,750
130,000	5.750% due 8/1/32(b)	128,651
50,000	6.125% due 2/15/33(b)	50,121
100,000	Clarios Global LP/Clarios US Finance Co., Company Guaranteed Notes, 6.750% due 9/15/32(b)	101,871
	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes:
140,000	6.750% due 5/15/28(b)	142,009
90,000	6.750% due 2/15/30(b)	92,545
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,391
45,000	Dealer Tire Financial LLC, Senior Unsecured Notes, 10.375% due 10/1/31(b)	44,756
81,350	Dexko Global Inc., Company Guaranteed Notes, 7.500% due 4/15/32(b)(i)	67,943
100,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	97,886
85,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	74,333
40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)(f)	37,857
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	71,406
	General Motors Financial Co., Inc., Senior Unsecured Notes:
150,000	4.600% due 1/8/31	146,379
87,000	5.100% due 9/15/31	86,129
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	48,961
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	70,627
80,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.750% due 9/15/33(b)	79,930
255,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	256,411
200,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	194,237
20,000	Installed Building Products Inc., Company Guaranteed Notes, 5.625% due 2/1/34(b)	19,496
30,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	25,761
40,000	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 8.000% due 4/1/31(b)	41,137
85,000	Las Vegas Sands Corp., Senior Unsecured Notes, 5.650% due 5/18/33	83,657
175,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	176,676
	Light & Wonder International Inc., Company Guaranteed Notes:
65,000	7.250% due 11/15/29(b)	66,061
100,000	6.250% due 10/1/33(b)	99,750
60,000	Lindblad Expeditions LLC, Senior Secured Notes, 7.000% due 9/15/30(b)	61,803
81,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53(f)	74,340

See Notes to Financial Statements.
163

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Marriott International Inc., Senior Unsecured Notes:
$150,000	4.500% due 10/15/31	$145,893
145,000	5.300% due 5/15/34	143,271
80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	76,962
181,000	McDonald’s Corp., Senior Unsecured Notes, 4.450% due 3/1/47	146,305
140,000	Michaels Cos., Inc., Senior Secured Notes, 8.500% due 3/15/33(b)	138,591
	NCL Corp., Ltd, Senior Unsecured Notes:
30,000	5.875% due 1/15/31(b)	28,772
40,000	6.250% due 9/15/33(b)	37,418
45,000	Newell Brands Inc., Company Guaranteed Notes, 6.250% due 8/15/31(b)	45,114
55,000	Newell Brands Inc., Senior Unsecured Notes, 6.375% due 5/15/30(f)	55,839
45,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 5.625% due 9/29/28(b)	44,911
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	130,371
45,000	Penn Entertainment Inc., Company Guaranteed Notes, 6.750% due 4/1/31(b)	45,163
	QXO Building Products Inc., Company Guaranteed Notes:
60,000	6.500% due 7/15/31(b)	60,678
60,000	6.875% due 7/15/34(b)	60,713
50,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(b)	51,141
50,000	Rivers Enterprise Borrower LLC, Senior Secured Notes, 6.250% due 10/15/30(b)	50,642
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(b)	146,983
127,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.375% due 1/15/36	122,835
45,000	Sabre Financial Borrower LLC, Senior Secured Notes, 11.125% due 6/15/29(b)	47,770
	Sabre GLBL Inc., Senior Secured Notes:
17,000	10.750% due 11/15/29(b)	16,766
23,000	10.750% due 3/15/30(b)	22,339
50,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(b)	49,401
80,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	76,858
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	18,025
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	55,698
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	2,000
3,080,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 11/15/32(b)	3,147,750
63,000	Tractor Supply Co., Senior Unsecured Notes, 5.200% due 1/30/32	62,870
135,000	United Airlines Holdings Inc., Company Guaranteed Notes, 5.375% due 3/1/31	133,705
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	45,643
40,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(b)	41,776
170,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)(f)	174,283
400,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 10/15/33(b)	395,892
81,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(b)	86,731

See Notes to Financial Statements.
164

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$45,000	Whirlpool Corp., Senior Secured Notes, 7.500% due 7/1/31(b)	$45,057
45,000	Whirlpool Corp., Senior Unsecured Notes, 6.500% due 6/15/33	38,898
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	152,233
	Total Consumer Cyclical	9,916,792
Consumer Non-cyclical – 1.1%
200,000	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(b)	208,197
267,000	AbbVie Inc., Senior Unsecured Notes, 4.700% due 5/14/45	229,524
219,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	202,333
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	179,404
80,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	83,199
259,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	239,086
	Augusta SpinCo Corp., Company Guaranteed Notes:
285,000	4.656% due 3/23/31	280,087
165,000	4.945% due 3/23/33	161,401
61,000	5.245% due 3/23/36	59,468
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(b)	175,230
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	164,408
144,000	5.625% due 8/15/35	144,930
178,000	4.540% due 8/15/47	140,920
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	174,383
15,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(b)	10,646
173,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	164,437
	Campbell’s Co., Senior Unsecured Notes:
155,000	5.400% due 3/21/34	149,588
110,000	4.750% due 3/23/35	100,607
	Cardinal Health Inc., Senior Unsecured Notes:
390,000	5.000% due 11/15/29	390,650
370,000	4.500% due 9/15/30	362,978
50,000	5.350% due 11/15/34	49,471
136,000	4.600% due 3/15/43	114,722
20,000	4.500% due 11/15/44	16,334
95,000	Carrix Inc., Senior Secured Notes, 6.125% due 8/1/33(b)	94,919
70,000	Centene Corp., Senior Unsecured Notes, 4.625% due 12/15/29	68,239
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	33,581
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	69,194
29,000	4.750% due 2/15/31(b)	26,412
70,000	CVS Health Corp., Junior Subordinated Notes, 6.750% (5-Year CMT Index + 2.516%) due 12/10/54(c)	71,802
130,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	134,497

See Notes to Financial Statements.
165

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Element Fleet Management Corp., Senior Unsecured Notes:
$148,000	4.800% due 5/29/29(b)	$146,981
143,000	5.037% due 3/25/30(b)	142,322
340,000	4.641% due 11/24/30(b)	332,566
152,000	Eli Lilly & Co., Senior Unsecured Notes, 5.600% due 5/20/56	145,034
90,000	Encompass Health Corp., Company Guaranteed Notes, 5.875% due 6/1/34(b)	89,591
150,000	ERAC USA Finance LLC, Company Guaranteed Notes, 5.250% due 4/30/36(b)	146,802
149,020	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	151,747
95,000	Gainwell Acquisition Corp., Senior Secured Notes, 9.000% due 9/1/31(b)	98,955
80,000	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(b)	81,186
90,000	Garda World Security Corp., Senior Unsecured Notes, 8.250% due 8/1/32(b)	92,021
143,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 1/15/31	141,533
185,744	Geometrica Par Investimentos SA, Senior Secured Notes, 7.500% due 12/31/31	188,773
145,000	Graham Holdings Co., Company Guaranteed Notes, 5.625% due 12/1/33(b)	141,896
86,000	Haleon US Capital LLC, Company Guaranteed Notes, 5.375% due 8/21/36	85,428
	HCA Inc., Company Guaranteed Notes:
80,000	3.625% due 3/15/32	73,583
45,000	5.600% due 4/1/34	45,184
100,000	5.450% due 9/15/34	99,314
	Herc Holdings Inc., Company Guaranteed Notes:
50,000	7.000% due 6/15/30(b)	51,723
30,000	5.750% due 3/15/31(b)	29,929
30,000	6.000% due 3/15/34(b)	29,583
	Humana Inc., Senior Unsecured Notes:
130,000	5.950% due 3/15/34	131,951
35,000	5.550% due 5/1/35	34,292
122,000	Illumina Inc., Senior Unsecured Notes, 4.750% due 12/12/30	119,982
425,000	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.500% due 7/7/36(b)	412,100
60,000	IQVIA Inc., Company Guaranteed Notes, 6.250% due 6/1/32(b)	61,087
65,000	J&F LUXEMBOURG FINANCE SARL, Company Guaranteed Notes, 8.500% due 12/1/32(b)	65,000
	JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Unsecured Notes:
201,000	5.625% due 3/10/37(b)	195,331
115,000	7.250% due 11/15/53	121,593
200,000	6.250% due 3/1/56	188,130
465,000	6.375% due 4/15/66	436,109
200,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	198,457
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
70,000	3.950% due 4/15/29	68,293
12,000	3.200% due 5/1/30	11,203
65,000	4.600% due 5/15/30	63,728
211,000	2.250% due 3/15/31	186,049
123,000	5.200% due 3/15/31	122,681

See Notes to Financial Statements.
166

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$235,000	4.050% due 4/15/32	$220,273
229,000	5.300% due 3/15/34	225,651
148,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	132,415
270,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.550% due 4/1/32	261,885
35,000	LifePoint Health Inc., Senior Secured Notes, 7.000% due 5/1/34(b)	32,909
45,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	43,596
	Mars Inc., Senior Unsecured Notes:
165,000	5.200% due 3/1/35(b)	162,599
897,000	5.650% due 5/1/45(b)	860,318
35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	34,614
254,000	Medline Borrower LP, Company Guaranteed Notes, 5.250% due 10/1/29(b)	252,538
74,000	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 5.250% due 6/15/33(b)	72,811
170,000	Merck & Co., Inc., Senior Unsecured Notes, 4.900% due 5/17/44	151,320
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 7.500% due 4/22/36	187,392
35,000	Performance Food Group Inc., Company Guaranteed Notes, 5.625% due 3/1/34(b)	33,999
	Philip Morris International Inc., Senior Unsecured Notes:
225,000	4.375% due 11/1/27	224,495
220,000	5.125% due 2/15/30	221,366
105,000	5.125% due 2/13/31	105,410
180,000	4.750% due 11/1/31	177,734
295,000	5.375% due 2/15/33	297,660
129,000	5.250% due 2/13/34	128,508
123,000	4.875% due 4/29/36	117,545
	Post Holdings Inc., Company Guaranteed Notes:
85,000	6.375% due 3/1/33(b)	83,522
5,000	6.250% due 10/15/34(b)	4,820
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(b)	85,302
87,000	Quanta Services Inc., Senior Unsecured Notes, 5.300% due 8/9/33	86,130
283,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	275,339
33,212	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(b)(h)	32,574
50,000	Radiology Partners Inc., Senior Secured Notes, 8.500% due 7/15/32(b)	51,154
150,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35	146,028
88,000	Royalty Pharma PLC, Company Guaranteed Notes, 5.950% due 9/25/55	84,658
280,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	211,750
50,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)	48,486
146,000	Solventum Corp., Senior Unsecured Notes, 5.600% due 3/23/34	146,598
35,000	Sunbelt Rentals Holdings Inc., Company Guaranteed Notes, 4.950% due 8/12/30(b)	34,653
55,000	Synergy Infrastructure Holdings LLC, Secured Notes, 7.000% due 7/15/34(b)	55,953
30,000	Teleflex Inc., Company Guaranteed Notes, 5.875% due 1/15/32(b)	30,027

See Notes to Financial Statements.
167

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Tenet Healthcare Corp., Senior Secured Notes:
$120,000	6.125% due 6/15/30	$120,826
15,000	5.500% due 11/15/32(b)	14,801
15,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.000% due 11/15/33(b)	15,045
147,000	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	150,677
271,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.473% due 10/7/32	262,386
35,000	TreeHouse Foods Inc., Senior Secured Notes, 7.750% due 2/11/33(b)	35,401
153,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 5.150% due 2/15/33	147,198
205,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	205,518
	United Rentals North America Inc., Company Guaranteed Notes:
79,000	3.875% due 2/15/31	74,039
60,000	5.375% due 11/15/33(b)	58,432
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	44,784
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	144,311
144,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	140,975
	VSP Optical Group Inc., Company Guaranteed Notes:
62,000	5.400% due 6/1/33(b)	61,300
149,000	5.450% due 12/1/35(b)	145,436
40,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)(f)	41,140
50,000	Vylor Inc., Company Guaranteed Notes, 5.625% due 8/15/36(b)	49,992
170,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	173,072
59,000	Zoetis Inc., Senior Unsecured Notes, 4.700% due 2/1/43	50,862
	Total Consumer Non-cyclical	16,289,011
Energy – 2.1%
200,301	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	204,716
161,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	137,712
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	108,947
250,000	AI Candelaria -spain- SA, Senior Secured Notes, 5.750% due 6/15/33	232,750
106,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 7/1/34(b)	104,013
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	106,935
123,000	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor Inc., Company Guaranteed Notes, 5.000% due 6/15/36	118,133
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,790,000	4.812% due 2/13/33	2,733,402
2,690,000	4.893% due 9/11/33	2,641,062
90,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	92,114
60,000	Caturus Energy LLC, Company Guaranteed Notes, 7.125% due 5/15/31(b)	60,078

See Notes to Financial Statements.
168

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Cheniere Energy Inc., Senior Unsecured Notes:
$263,000	4.625% due 10/15/28	$261,561
288,000	5.650% due 4/15/34	290,533
12,000	6.000% due 7/30/56(b)	11,574
87,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 6.050% due 11/30/56(b)	84,045
60,000	Chord Energy Corp., Company Guaranteed Notes, 6.750% due 3/15/33(b)	61,349
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	120,359
50,000	CNX Resources Corp., Company Guaranteed Notes, 5.875% due 3/1/34(b)	48,757
87,000	Colonial Enterprises Inc., Company Guaranteed Notes, 5.627% due 11/15/35(b)	85,074
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
50,000	5.097% due 10/1/31(b)	49,421
280,000	4.999% due 11/17/32(b)	272,545
	ConocoPhillips Co., Company Guaranteed Notes:
121,000	3.800% due 3/15/52	85,696
245,000	4.025% due 3/15/62	171,051
200,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(j)	181,580
95,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(b)	98,169
	Diamondback Energy Inc., Company Guaranteed Notes:
300,000	5.400% due 4/18/34	299,485
35,000	6.250% due 3/15/53	35,303
150,000	5.900% due 4/18/64	142,185
158,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	144,023
125,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	98,321
74,000	Enbridge Inc., Company Guaranteed Notes, 5.450% due 3/27/36	73,017
145,000	Energy Transfer LP, Junior Subordinated Notes, 7.125% (5-Year CMT Index + 5.306%)(c)(j)	148,794
	Energy Transfer LP, Senior Unsecured Notes:
20,000	6.400% due 12/1/30	20,952
3,354,000	4.900% due 3/15/35	3,182,606
1,683,000	5.950% due 10/1/43	1,615,854
675,000	Eni SpA, Senior Unsecured Notes, 5.250% due 5/18/36(b)	651,715
180,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	131,233
200,000	Esentia Energy Development SAB de CV, Company Guaranteed Notes, 6.125% due 7/30/33(b)	197,080
77,000	Expand Energy Corp., Company Guaranteed Notes, 4.750% due 2/1/32	74,528
245,000	Green Palm Bidco SARL, Senior Secured Notes, 5.957% due 6/30/41(b)	240,016
200,000	Greensaif Pipelines Bidco SARL, Senior Secured Notes, 6.129% due 2/23/38	201,774
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	106,937
	Harvest Midstream I LP, Senior Unsecured Notes:
100,000	7.500% due 5/15/32(b)	103,782
60,000	6.750% due 5/15/34(b)	60,886

See Notes to Financial Statements.
169

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$145,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	$145,944
66,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	72,017
	Kodiak Gas Services LLC, Company Guaranteed Notes:
25,000	6.500% due 10/1/33(b)	25,241
25,000	6.750% due 10/1/35(b)	25,488
65,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Company Guaranteed Notes, 6.625% due 8/15/34(b)	65,736
60,000	Matador Resources Co., Company Guaranteed Notes, 6.000% due 4/15/34(b)	58,769
	MPLX LP, Senior Unsecured Notes:
55,000	4.800% due 2/15/31	54,157
1,527,000	5.000% due 1/15/33	1,493,208
425,000	5.500% due 6/1/34	422,378
76,000	5.300% due 4/1/36	73,510
90,000	5.500% due 11/1/36	87,884
	Nabors Industries Inc., Company Guaranteed Notes:
42,000	9.125% due 1/31/30(b)	44,055
65,000	7.625% due 11/15/32(b)	67,036
30,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	30,948
62,000	NGPL PipeCo LLC, Senior Unsecured Notes, 5.600% due 8/15/36(b)	60,303
	ONEOK Inc., Company Guaranteed Notes:
65,000	4.750% due 10/15/31	63,576
240,000	6.050% due 9/1/33	247,364
385,000	5.050% due 11/1/34	371,425
80,000	5.700% due 11/1/54	72,823
70,000	Par Petroleum LLC, Company Guaranteed Notes, 7.375% due 6/1/34(b)	72,638
200,000	Parex Resources Inc., Company Guaranteed Notes, 8.500% due 5/11/31(b)	206,153
30,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 7.250% due 6/1/34(b)	30,848
136,000	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(b)	138,094
200,000	Pertamina Persero PT, Senior Unsecured Notes, 5.625% due 5/20/43	181,578
133,360	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	130,679
	Rio Grande LNG LLC, Senior Secured Notes:
63,000	5.250% due 6/30/31(b)	62,268
25,000	6.150% due 6/30/41(b)	24,310
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 6.375% due 6/2/55(b)	195,585
100,000	SM Energy Co., Company Guaranteed Notes, 6.625% due 4/15/34(b)	100,638
25,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.750% due 3/15/34(b)	25,195
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	66,803

See Notes to Financial Statements.
170

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$130,000	Targa Resources Corp., Company Guaranteed Notes, 4.350% due 4/15/31	$125,868
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	117,585
3,845,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	3,574,462
74,000	TransCanada PipeLines Ltd., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.117%) due 10/17/56(c)	73,824
20,000	Transocean International Ltd., Company Guaranteed Notes, 7.875% due 10/15/32(b)	21,002
	Venture Global LNG Inc., Senior Secured Notes:
50,000	8.375% due 6/1/31(b)	51,995
30,000	9.875% due 2/1/32(b)	31,982
90,000	6.375% due 12/15/34(b)	89,322
25,000	6.625% due 6/15/36(b)	25,101
	Venture Global Plaquemines LNG LLC, Senior Secured Notes:
50,000	6.125% due 12/15/30(b)	51,049
15,000	7.500% due 5/1/33(b)	16,293
50,000	6.500% due 1/15/34(b)	51,709
52,000	Viper Energy Partners LLC, Company Guaranteed Notes, 4.900% due 8/1/30	51,357
65,000	Vista Energy Argentina SAU, Senior Unsecured Notes, 7.875% due 4/8/38(b)	66,389
80,000	WBI Operating LLC, Senior Unsecured Notes, 6.500% due 10/15/33(b)	80,261
90,000	Weatherford International Ltd., Company Guaranteed Notes, 6.750% due 10/15/33(b)	91,798
3,175,000	Western Midstream Operating LP, Company Guaranteed Notes, 7.250% due 4/1/30(b)	3,319,135
	Western Midstream Operating LP, Senior Unsecured Notes:
75,000	5.500% due 12/15/35	72,925
123,000	5.700% due 7/1/36	121,121
	Williams Cos., Inc., Senior Unsecured Notes:
2,800,000	5.650% due 3/15/33	2,833,713
185,000	5.150% due 3/15/36	177,577
146,000	5.950% due 3/15/56	138,362
65,000	YPF SA, Senior Unsecured Notes, step bond to yield, 7.000% due 9/30/33	65,034
	Total Energy	31,854,582
Financial – 6.7%
75,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(b)	64,030
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	29,712
196,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	196,997
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(b)	70,329
190,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	159,090
158,000	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	143,169

See Notes to Financial Statements.
171

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$184,000	American Express Co., Subordinated Notes, 5.412% (5-Year CMT Index + 1.150%) due 2/8/41(c)	$178,274
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,642,395
1,593,000	2.100% due 6/15/30	1,428,342
225,000	2.300% due 9/15/31	196,206
265,000	5.550% due 7/15/33	266,198
104,000	3.700% due 10/15/49	72,437
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	97,168
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	50,261
35,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)(f)	33,887
40,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(b)	42,858
79,000	Arthur J Gallagher & Co., Senior Unsecured Notes, 4.850% due 12/15/29	78,816
40,000	Asurion LLC/Asurion Co.-Issuer Inc., Secured Notes, 8.375% due 2/1/34(b)	36,099
35,000	Asurion LLC/Asurion Co.-Issuer Inc., Senior Secured Notes, 8.000% due 12/31/32(b)	34,819
202,000	Athene Global Funding, Secured Notes, 2.550% due 11/19/30(b)	179,029
105,000	Athene Global Funding, Senior Secured Notes, 5.526% due 7/11/31(b)	104,391
210,000	Athene Holding Ltd., Senior Unsecured Notes, 5.875% due 1/15/34	208,594
196,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	197,203
150,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	151,982
	Azorra Finance Ltd., Company Guaranteed Notes:
55,000	7.750% due 4/15/30(b)	57,097
70,000	7.250% due 1/15/31(b)	72,452
200,000	Banco Davivienda SA, Subordinated Notes, 8.125% (5-Year CMT Index + 4.588%) due 7/2/35(b)(c)	209,080
250,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	249,336
200,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(c)	204,110
200,000	Banco Mercantil del Norte SA/Grand Cayman, Junior Subordinated Notes, 8.450% (5-Year CMT Index + 4.009%)(b)(c)(j)	200,300
200,000	Banco Nacional de Mexico SA, Subordinated Notes, 6.697% (5-Year CMT Index + 2.682%) due 8/7/36(b)(c)	197,600
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(b)	147,054
200,000	Banco Santander SA, Senior Non-Preferred Notes, 4.867% due 4/15/31	196,420
71,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(c)(j)	72,816
	Bank of America Corp., Senior Unsecured Notes:
4,535,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	3,991,801
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	2,343,179

See Notes to Financial Statements.
172

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	$178,198
102,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	102,206
	Bank of America Corp., Subordinated Notes:
124,000	5.744% (SOFRRATE + 1.697%) due 2/12/36(c)	123,521
55,000	5.489% (SOFRRATE + 1.572%) due 4/23/37(c)	53,397
200,000	Bank of Ireland Group PLC, Senior Unsecured Notes, 4.997% (SOFRRATE + 1.160%) due 11/12/32(b)(c)	196,484
250,000	Bank of Montreal, Senior Unsecured Notes, 5.298% (SOFRRATE + 1.208%) due 6/2/37(c)	244,259
122,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 2.034%)(c)(j)	120,482
	Bank of New York Mellon Corp., Senior Unsecured Notes:
365,000	4.026% (SOFRRATE + 0.634%) due 1/22/30(c)	358,803
226,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	225,478
2,996,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.813% (SOFRRATE + 1.045%) due 2/2/34(c)	2,893,475
315,000	Banque Federative du Credit Mutuel SA, Senior Non-Preferred Notes, 5.152% (SOFRRATE + 1.200%) due 7/9/32(b)(c)	309,741
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	5,001,282
200,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX, Subordinated Notes, 8.125% (5-Year CMT Index + 4.214%) due 1/8/39(c)	211,737
	Blackstone Private Credit Fund, Senior Unsecured Notes:
105,000	5.950% due 7/16/29	104,964
75,000	5.950% due 5/15/31	73,595
250,000	BPCE SA, Senior Non-Preferred Notes, 5.773% (SOFRRATE + 1.627%) due 6/2/37(b)(c)	242,797
	CaixaBank SA, Senior Non-Preferred Notes:
400,000	4.818% (SOFRRATE + 1.210%) due 4/22/32(b)(c)	391,292
200,000	5.402% (SOFRRATE + 1.530%) due 4/22/37(b)(c)	193,502
47,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.723% (SOFRRATE + 0.670%) due 6/16/29(c)	46,914
	Charles Schwab Corp., Senior Unsecured Notes:
75,000	4.744% (SOFRRATE + 0.780%) due 5/21/30(c)	74,721
75,000	4.343% (SOFRRATE + 0.940%) due 11/14/31(c)	72,938
62,000	5.655% (SOFRRATE + 1.320%) due 8/12/37(c)	61,795
74,000	Citigroup Inc., Junior Subordinated Notes, 6.875% (5-Year CMT Index + 2.890%)(c)(j)	74,905
	Citigroup Inc., Senior Unsecured Notes:
125,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(c)	124,237
186,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(c)	181,478
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	6,064,256
314,000	3.057% (SOFRRATE + 1.351%) due 1/25/33(c)	280,774

See Notes to Financial Statements.
173

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$40,000	CoreLogic Inc., Senior Secured Notes, 9.000% due 8/1/31(b)	$39,725
78,000	Cousins Properties LP, Company Guaranteed Notes, 4.875% due 3/1/33	74,596
90,000	CRC Insurance Group LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	90,022
165,000	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(b)	161,397
236,000	Equinix Inc., Senior Unsecured Notes, 2.950% due 9/15/51	137,742
95,000	Equitable America Global Funding, Secured Notes, 4.700% due 9/15/32(b)	91,300
	Essential Properties LP, Company Guaranteed Notes:
194,000	5.400% due 12/1/35	187,716
63,000	5.375% due 7/15/36	60,581
141,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 6/15/35	138,973
182,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	181,788
265,000	Fortitude Global Funding, Secured Notes, 5.500% due 6/12/31(b)	263,792
50,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(b)	50,239
300,000	GA Global Funding Trust, Secured Notes, 5.200% due 12/9/31(b)	292,327
86,000	Gabx Leasing LLC, Company Guaranteed Notes, 4.625% due 4/15/31(b)	83,581
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	106,707
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	289,828
	Global Atlantic Finance Co., Company Guaranteed Notes:
210,000	3.125% due 6/15/31(b)	185,168
15,000	7.950% due 6/15/33(b)(f)	16,170
330,000	Globe Life Inc., Senior Unsecured Notes, 4.800% due 6/15/32	320,080
67,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461%)(c)(j)	68,664
	Goldman Sachs Group Inc., Senior Unsecured Notes:
140,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	139,925
350,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(c)	345,845
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(c)	245,199
190,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(c)	190,118
152,000	4.369% (SOFRRATE + 1.060%) due 10/21/31(c)	146,934
23,000	4.516% (SOFRRATE + 0.960%) due 1/21/32(c)	22,280
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	48,767
395,000	4.972% (SOFRRATE + 1.030%) due 6/3/32(c)	388,849
870,000	5.094% (SOFRRATE + 1.340%) due 4/20/34(c)	848,622
115,000	5.065% (SOFRRATE + 1.190%) due 1/21/37(c)	109,194
154,000	Guardian Life Global Funding, Senior Secured Notes, 4.327% due 10/6/30(b)	149,670
430,000	HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes, 5.950% due 7/15/33(b)	424,932
70,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	69,300
240,000	HPS Corporate Lending Fund, Senior Unsecured Notes, 6.300% due 8/19/31(b)	237,576
	HSBC Holdings PLC, Senior Unsecured Notes:
200,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(c)	200,291
350,000	4.675% (SOFRRATE + 1.210%) due 3/10/32(c)	340,953
275,000	5.208% (SOFRRATE + 1.320%) due 5/12/34(c)	269,135

See Notes to Financial Statements.
174

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	$66,924
89,000	Huntington Bancshares Inc., Subordinated Notes, 2.487% (5-Year CMT Index + 1.170%) due 8/15/36(c)	75,903
200,000	Industrial Subordinated Trust 2 0, Subordinated Notes, 6.550% (5-Year CMT Index + 2.864%) due 4/15/36(c)	200,100
415,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 2.650% due 9/15/40	292,340
30,000	Intercorp Peru Ltd., Senior Unsecured Notes, 5.600% due 7/16/33(b)(f)	29,948
80,000	Iron Mountain Inc., Company Guaranteed Notes, 7.000% due 2/15/29(b)	81,426
	JPMorgan Chase & Co., Senior Unsecured Notes:
130,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(c)	129,823
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	343,244
355,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	360,526
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	565,382
200,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(c)	200,613
495,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(c)	495,428
80,000	4.255% (SOFRRATE + 0.930%) due 10/22/31(c)	77,420
312,000	4.622% (SOFRRATE + 0.990%) due 4/23/32(c)	304,913
5,000,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	4,394,817
1,975,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	1,964,025
75,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(c)	72,577
154,000	4.810% (SOFRRATE + 1.190%) due 10/22/36(c)	145,918
	JPMorgan Chase & Co., Subordinated Notes:
132,000	5.576% (SOFRRATE + 1.635%) due 7/23/36(c)	131,374
77,000	5.803% (5-Year CMT Index + 1.250%) due 7/23/41(c)	76,157
4,612,000	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes, 3.000% due 5/20/27	4,572,974
45,000	LFS Topco LLC, Senior Unsecured Notes, 8.750% due 7/15/30(b)	45,111
125,000	Liberty Mutual Group Inc., Company Guaranteed Notes, 5.250% due 5/1/36(b)	120,769
560,000	Morgan Stanley Private Bank N.A., Senior Unsecured Notes, 4.213% (SOFRRATE + 0.762%) due 2/8/30(c)	550,443
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	35,361
105,000	4.238% (SOFRRATE + 0.800%) due 1/9/30(c)	103,255
190,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(c)	187,918
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(c)	15,054
1,180,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,090,461
75,000	4.356% (SOFRRATE + 1.074%) due 10/22/31(c)	72,539
165,000	4.708% (SOFRRATE + 1.195%) due 3/12/32(c)	161,064
200,000	4.809% (SOFRRATE + 1.180%) due 4/16/32(c)	195,815
95,000	5.466% (SOFRRATE + 1.730%) due 1/18/35(c)	94,501
3,675,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,734,259
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	3,008,341
105,000	5.296% (SOFRRATE + 1.410%) due 4/10/37(c)	101,553

See Notes to Financial Statements.
175

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Morgan Stanley, Subordinated Notes:
$70,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(c)	$70,821
137,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(c)	137,494
	Navient Corp., Senior Unsecured Notes:
30,000	5.000% due 3/15/27	29,922
30,000	7.875% due 6/15/32	29,128
66,000	New York Life Insurance Co., Subordinated Notes, 6.750% due 11/15/39(b)	71,118
161,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 3.375% due 2/1/31	147,839
	OneMain Finance Corp., Company Guaranteed Notes:
45,000	7.500% due 5/15/31	46,215
65,000	6.500% due 3/15/33	63,581
1,320,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	1,155,332
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	199,535
75,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	76,798
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	42,896
80,000	7.875% due 12/15/29(b)	82,544
35,000	6.875% due 5/15/32(b)	33,693
155,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.250% due 8/15/32	153,989
	PNC Financial Services Group Inc., Senior Unsecured Notes:
1,510,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	1,483,216
2,100,000	5.676% (SOFRRATE + 1.902%) due 1/22/35(c)	2,122,327
96,000	5.373% (SOFRRATE + 1.417%) due 7/21/36(c)	94,617
63,000	PNC Financial Services Group Inc., Subordinated Notes, 5.423% (5-Year CMT Index + 1.170%) due 1/25/41(c)	60,278
165,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.300% due 1/15/37	159,657
	Prologis Targeted US Logistics Fund LP, Company Guaranteed Notes:
100,000	4.250% due 1/15/31(b)	96,383
300,000	4.750% due 1/15/36(b)	280,132
345,000	Realty Income Corp., Senior Unsecured Notes, 4.500% due 2/1/33	329,603
	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
80,000	6.500% due 6/15/33(b)	81,599
60,000	5.750% due 3/15/34(b)	59,127
	Rocket Cos., Inc., Company Guaranteed Notes:
45,000	6.375% due 8/1/33(b)	45,578
8,000	6.500% due 6/15/34(b)	8,122
304,000	Royal Bank of Canada, Senior Unsecured Notes, 4.305% (SOFRRATE + 0.980%) due 11/3/31(c)	294,588
82,000	Sabra Health Care LP, Company Guaranteed Notes, 3.200% due 12/1/31	73,547
110,000	Sammons Financial Group Global Funding, Secured Notes, 5.100% due 6/22/31(b)	107,499

See Notes to Financial Statements.
176

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$24,000	Santander Holdings USA Inc., Senior Unsecured Notes, 5.040% (SOFRRATE + 1.104%) due 6/5/30(c)	$23,834
148,000	SBA Communications Corp., Senior Unsecured Notes, 5.150% due 7/15/31	146,722
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,395,356
40,000	Service Properties Trust, Company Guaranteed Notes, 8.875% due 6/15/32	41,268
60,000	Service Properties Trust, Senior Secured Notes, zero coupon, due 9/30/27#(b)	56,671
200,000	Societe Generale SA, Senior Non-Preferred Notes, 5.371% (SOFRRATE + 1.284%) due 5/27/32(b)(c)	198,447
75,000	Starwood Property Trust Inc., Company Guaranteed Notes, 5.250% due 10/15/28(b)	74,486
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(b)	72,133
35,000	6.000% due 4/15/30(b)	35,135
27,000	Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31	26,395
	Synchrony Financial, Senior Unsecured Notes:
435,000	5.450% (SOFRRATE + 1.680%) due 3/6/31(c)	433,456
30,000	2.875% due 10/28/31	26,340
205,000	4.947% (SOFRRATE + 1.530%) due 2/25/32(c)	198,552
4,310,000	Toronto-Dominion Bank, Subordinated Notes, 3.625% (5-Year USD Swap Rate + 2.205%) due 9/15/31(c)	4,308,060
66,000	Travelers Cos., Inc., Senior Unsecured Notes, 4.600% due 8/1/43	56,975
1,540,000	Truist Bank, Subordinated Notes, 4.632% (5-Year CMT Index + 1.150%) due 9/17/29(c)	1,520,220
	Truist Financial Corp., Senior Unsecured Notes:
270,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	267,806
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,232,882
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,086,124
1,850,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	1,622,481
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,869,789
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(c)	199,319
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,109,930
79,000	Wells Fargo & Co., Junior Subordinated Notes, 6.550% (5-Year CMT Index + 2.174%)(c)(j)	79,030
	Wells Fargo & Co., Senior Unsecured Notes:
452,000	4.844% (SOFRRATE + 0.970%) due 5/20/32(c)	444,944
5,845,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	5,837,280
147,000	5.211% (SOFRRATE + 1.380%) due 12/3/35(c)	143,869
135,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	137,405
	Total Financial	102,009,111

See Notes to Financial Statements.
177

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – 0.9%
$70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	$71,540
45,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.375% due 3/1/34(b)	43,670
107,000	Amphenol Corp., Senior Unsecured Notes, 5.300% due 11/15/55	96,905
141,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.875% due 4/10/34	142,516
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)(f)	12,851
191,853	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	156,520
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	120,171
101,000	2.950% due 2/1/30	94,373
300,000	5.150% due 5/1/30	300,867
110,000	6.388% due 5/1/31	115,381
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(b)	64,350
50,000	6.750% due 5/15/35(b)	49,992
155,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	144,079
155,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(b)	143,759
200,000	Cemex SAB de CV, Subordinated Notes, 7.200% (5-Year CMT Index + 3.520%)(c)(j)	206,630
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	92,763
77,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.375% due 3/7/31	74,381
145,000	Columbus McKinnon Corp., Senior Secured Notes, 7.125% due 2/1/33(b)	146,725
149,000	CRH America Finance Inc., Company Guaranteed Notes, 4.400% due 2/9/31	144,823
102,000	CSX Corp., Senior Unsecured Notes, 3.800% due 11/1/46	76,098
115,000	Danaos Corp., Company Guaranteed Notes, 6.875% due 10/15/32(b)	117,605
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	117,281
55,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.000% due 9/15/33(b)	52,715
76,000	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	71,866
93,000	GATX Corp., Senior Unsecured Notes, 5.200% due 3/15/44	83,718
49,000	GE Vernova Inc., Senior Unsecured Notes, 5.500% due 2/4/56	45,419
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	211,553
95,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(b)	96,900
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(b)	17,265
	Griffon Corp., Company Guaranteed Notes:
115,000	5.750% due 3/1/28	115,106
115,000	6.250% due 10/1/34(b)	115,376
172,000	HEICO Corp., Senior Unsecured Notes, 4.950% due 8/1/31	170,826
124,000	Honeywell Aerospace Inc., Senior Unsecured Notes, 4.950% due 3/16/36	119,120
	Hubbell Inc., Senior Unsecured Notes:
55,000	4.650% due 6/15/31	54,084
284,000	4.900% due 6/15/33	276,471

See Notes to Financial Statements.
178

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$75,000	IDEX Corp., Senior Unsecured Notes, 3.000% due 5/1/30	$69,912
1,693,000	Illinois Tool Works Inc., Senior Unsecured Notes, 4.650% due 8/13/29	1,688,613
62,000	Jabil Inc., Senior Unsecured Notes, 4.750% due 2/1/33	59,319
247,000	Jacobs Solutions Inc., Company Guaranteed Notes, 5.375% due 3/3/36	236,528
59,000	Kennametal Inc., Senior Unsecured Notes, 5.800% due 5/28/36	58,112
213,363	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	216,590
151,000	Lockheed Martin Corp., Senior Unsecured Notes, 5.000% due 8/15/35	148,245
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	144,678
76,000	MasTec Inc., Senior Unsecured Notes, 5.850% due 9/30/36	75,006
55,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	54,519
157,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(b)	157,846
134,420	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	136,577
	Northrop Grumman Corp., Senior Unsecured Notes:
96,000	4.030% due 10/15/47	73,206
259,000	5.200% due 6/1/54	230,445
72,000	nVent Finance SARL, Company Guaranteed Notes, 5.650% due 5/15/33	72,818
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
125,000	6.050% due 8/1/28(b)	127,473
279,000	5.250% due 2/1/30(b)	279,336
20,000	PODS LLC, Senior Secured Notes, 8.750% due 5/15/31(b)	18,805
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(b)	86,347
95,000	Seaspan Corp. Pte Ltd., Senior Unsecured Notes, 5.500% due 8/1/29(b)	92,681
65,000	Standard Building Solutions Inc., Company Guaranteed Notes, 5.875% due 3/15/34(b)	62,922
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	50,263
20,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(b)	19,796
139,000	Textron Inc., Senior Unsecured Notes, 5.500% due 5/15/35	138,281
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(b)	90,245
	TransDigm Inc., Senior Secured Notes:
135,000	6.875% due 12/15/30(b)	138,392
5,000	6.250% due 1/31/34(b)	5,056
10,000	TransDigm Inc., Senior Subordinated Notes, 6.750% due 1/31/34(b)	10,159
30,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	30,000
73,000	Veralto Corp., Company Guaranteed Notes, 5.450% due 9/18/33	73,425
90,000	Veralto Corp., Senior Unsecured Notes, 4.850% due 1/15/32	88,507
449,000	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(b)	444,338
	Vertiv Holdings Co., Senior Unsecured Notes:
47,000	5.650% due 3/15/46	44,029
55,000	5.800% due 3/15/56	51,436
119,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	118,208
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	113,368

See Notes to Financial Statements.
179

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	WESCO Distribution Inc., Company Guaranteed Notes:
$95,000	6.375% due 3/15/33(b)	$96,464
50,000	5.500% due 4/15/34(b)	48,645
	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes:
497,000	4.900% due 5/29/30	494,557
310,000	5.611% due 3/11/34	312,773
2,400,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	2,361,706
182,000	WSP Global Inc., Company Guaranteed Notes, 5.039% due 9/18/31(b)	178,316
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	175,065
84,000	Xylem Inc., Senior Unsecured Notes, 5.200% due 6/1/33	83,657
195,166	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(b)	209,166
	Total Industrial	13,429,529
Technology – 0.9%
1,381,000	Advanced Micro Devices Inc., Senior Unsecured Notes, 5.250% due 8/17/33	1,365,337
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	41,236
40,000	AthenaHealth Group Inc., Senior Secured Notes, 7.500% due 2/15/32(b)	41,200
85,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	83,073
	Broadcom Inc., Senior Unsecured Notes:
170,000	4.200% due 10/15/30	163,429
295,000	3.469% due 4/15/34	253,028
35,000	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(b)	35,468
50,000	Cloud Software Group LLC, Secured Notes, 9.000% due 9/30/29(b)	50,131
	Cloud Software Group LLC, Senior Secured Notes:
65,000	6.500% due 3/31/29(b)	64,699
35,000	6.625% due 8/15/33(b)	31,736
65,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(b)	60,363
67,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	69,854
335,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.000% due 2/15/34	324,514
50,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	49,311
	Intel Corp., Senior Unsecured Notes:
40,000	5.200% due 2/10/33	39,546
116,000	5.300% due 5/15/36	111,806
130,000	4.100% due 5/11/47	94,604
370,000	3.734% due 12/8/47	253,601
260,000	3.250% due 11/15/49	160,135
125,000	4.750% due 3/25/50	98,350
125,000	5.050% due 8/5/62	97,658
357,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	248,805
120,000	Marvell Technology Inc., Company Guaranteed Notes, 5.300% due 4/15/36	115,669
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)(f)	22,612

See Notes to Financial Statements.
180

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	NVIDIA Corp., Senior Unsecured Notes:
$1,035,000	4.950% due 6/15/36	$983,873
445,000	3.500% due 4/1/40	351,264
505,000	5.550% due 6/15/46	464,183
117,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.850% due 8/19/32	113,601
95,000	OAK-Eagle Acquireco Inc., Senior Secured Notes, 7.250% due 7/1/33(b)	98,792
55,000	OAK-Eagle Acquireco Inc., Senior Unsecured Notes, 8.750% due 7/1/34(b)	58,373
	Oracle Corp., Senior Unsecured Notes:
770,000	4.800% due 9/26/32	711,934
50,000	4.900% due 2/6/33	46,050
360,000	5.350% due 5/4/33	339,217
106,000	4.300% due 7/8/34	91,653
190,000	4.700% due 9/27/34	167,633
250,000	3.800% due 11/15/37	190,139
182,000	3.600% due 4/1/40	126,145
108,000	5.875% due 9/26/45	89,061
874,000	3.600% due 4/1/50	507,193
115,000	3.950% due 3/25/51	69,751
89,000	5.550% due 2/6/53	67,346
16,000	5.375% due 9/27/54	11,709
125,000	6.000% due 8/3/55	100,701
1,316,000	5.950% due 9/26/55	1,045,508
80,000	6.700% due 2/4/56	70,462
55,000	5.500% due 9/27/64	39,601
100,000	6.125% due 8/3/65	79,038
95,000	6.100% due 9/26/65	74,994
210,000	6.850% due 2/4/66	184,382
162,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	148,211
46,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	45,511
3,485,000	Salesforce Inc., Senior Unsecured Notes, 5.200% due 3/15/33	3,440,801
175,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	172,613
	Total Technology	13,765,904
Utilities – 2.5%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	187,932
127,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	113,633
	AEP Texas Inc., Senior Unsecured Notes:
76,000	5.450% due 5/15/29	77,046
54,000	5.200% due 4/15/36	52,031
200,000	AES Espana BV, Company Guaranteed Notes, 7.750% due 8/3/33(b)	206,077
	Alabama Power Co., Senior Unsecured Notes:
390,000	4.300% due 3/15/31	378,834
175,000	3.450% due 10/1/49	118,677

See Notes to Financial Statements.
181

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$74,000	Alliant Energy Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 2.077%) due 4/1/56(c)	$72,443
	Arizona Public Service Co., Senior Unsecured Notes:
190,000	5.700% due 8/15/34	192,466
302,000	5.900% due 8/15/55	287,501
455,000	Atmos Energy Corp., Senior Unsecured Notes, 4.750% due 1/15/32	446,948
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,132,067
255,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	258,699
215,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	208,365
196,474	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	208,714
257,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	260,840
87,000	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	76,752
194,174	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(b)	195,131
165,000	Chile Electricity Lux Mpc SARL, Government Guaranteed Notes, 6.010% due 1/20/33	168,719
107,057	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#(b)	99,563
501,000	Chpe LLC, Senior Secured Notes, 5.100% due 6/30/33(b)	491,031
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	94,096
71,000	CMS Energy Corp., Junior Subordinated Notes, 6.500% (5-Year CMT Index + 1.961%) due 6/1/55(c)	71,475
285,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	277,619
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.200% due 12/1/51	156,689
80,000	5.500% due 3/15/55	72,672
185,000	5.750% due 11/15/55	173,799
220,000	5.875% due 6/15/56	209,665
122,000	Constellation Energy Generation LLC, Senior Unsecured Notes, 4.400% due 1/15/31	118,510
3,025,000	Dominion Energy Inc., Senior Unsecured Notes, 3.375% due 4/1/30	2,862,604
123,000	DTE Energy Co., Junior Subordinated Notes, 6.200% (5-Year CMT Index + 1.811%) due 7/1/58(c)	122,502
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
270,000	5.150% due 6/15/36	263,214
245,000	5.300% due 2/15/40	235,507
	Duke Energy Corp., Senior Unsecured Notes:
435,000	2.550% due 6/15/31	388,314
85,000	5.450% due 6/15/34	84,993
320,000	4.950% due 9/15/35	305,702
98,000	5.000% due 8/15/52	81,236
203,000	5.800% due 6/15/54	188,277
65,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	59,844

See Notes to Financial Statements.
182

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Duke Energy Progress LLC, 1st Mortgage Notes:
$75,000	5.050% due 3/15/35	$73,212
110,000	5.550% due 3/15/55	101,552
	Edison International, Senior Unsecured Notes:
210,000	6.250% due 3/15/30	211,956
250,000	4.800% due 3/15/31	239,036
158,000	Electricite de France SA, Senior Unsecured Notes, 5.250% due 4/22/36(b)	151,519
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	183,330
144,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	148,042
61,000	Essential Utilities Inc., Senior Unsecured Notes, 5.125% due 3/15/36	58,813
128,000	Evergy Inc., Junior Subordinated Notes, 6.400% (5-Year CMT Index + 2.022%) due 2/15/57(c)	128,755
130,000	Eversource Energy, Senior Unsecured Notes, 5.125% due 5/15/33	127,591
196,497	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41	196,098
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	84,556
200,000	Generadora de Gatun SA, Senior Secured Notes, 6.874% due 9/30/44(b)	202,004
135,000	Georgia Power Co., Senior Unsecured Notes, 4.550% due 3/15/30	133,521
183,000	Hydro One Inc., Senior Unsecured Notes, 4.750% due 5/30/31	180,705
271,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	250,542
60,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	57,600
122,000	Liberty Utilities Co., Senior Unsecured Notes, 5.100% due 5/15/31(b)	120,319
200,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	188,252
119,043	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	117,469
	National Fuel Gas Co., Senior Unsecured Notes:
84,000	5.050% due 10/15/31	82,545
60,000	5.950% due 3/15/35	60,877
2,108,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	2,062,663
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
71,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(c)	72,662
75,000	5.900% due 3/15/55	70,433
470,000	6.200% (5-Year CMT Index + 1.765%) due 10/1/56(c)	458,044
70,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(c)	71,935
	NiSource Inc., Senior Unsecured Notes:
259,000	3.600% due 5/1/30	247,292
284,000	5.350% due 4/1/34	282,515
40,000	5.300% due 5/18/36	38,947
120,000	5.850% due 4/1/55	112,800
	NRG Energy Inc., Company Guaranteed Notes:
60,000	6.000% due 2/1/33(b)	59,721
35,000	6.125% due 5/15/36(b)	34,293

See Notes to Financial Statements.
183

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$20,000	NRG Energy Inc., Senior Unsecured Notes, 5.750% due 1/15/34(b)	$19,469
85,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	73,095
125,000	Ohio Edison Co., Senior Unsecured Notes, 4.950% due 12/15/29(b)	124,704
400,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	390,908
	Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	4.550% due 7/1/30	185,202
785,000	2.500% due 2/1/31	699,002
340,000	6.150% due 1/15/33	349,222
135,000	6.950% due 3/15/34	144,388
205,000	5.800% due 5/15/34	205,180
160,000	5.700% due 3/1/35	157,772
112,000	3.300% due 8/1/40	80,732
44,000	4.600% due 6/15/43	35,219
95,000	4.750% due 2/15/44	77,161
104,000	4.300% due 3/15/45	78,583
85,000	3.500% due 8/1/50	54,081
188,000	6.750% due 1/15/53	187,901
36,000	6.150% due 3/1/55	33,427
25,000	6.100% due 10/15/55	22,974
55,000	6.300% due 8/15/56	52,258
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	256,258
	PacifiCorp, 1st Mortgage Notes:
40,000	5.100% due 4/15/31	39,742
195,000	5.450% due 4/15/33	194,009
80,000	5.800% due 4/15/36	79,776
65,000	Pampa Energia SA, Senior Unsecured Notes, 7.750% due 11/14/37(b)	65,235
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.250% due 10/24/42	171,522
	Pinnacle West Capital Corp., Senior Unsecured Notes:
118,000	4.900% due 5/15/28	118,261
212,000	5.150% due 5/15/30	212,939
99,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(b)	99,111
	Public Service Co. of Oklahoma, Senior Unsecured Notes:
88,000	5.400% due 2/15/34	87,652
355,000	5.200% due 1/15/35	345,462
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
40,000	6.125% due 10/15/33	41,439
620,000	5.400% due 3/15/35	612,924
335,000	Puget Energy Inc., Senior Secured Notes, 5.725% due 3/15/35	330,684
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(b)	219,980
1,480,000	Sempra, Junior Subordinated Notes, 4.125% (5-Year CMT Index + 2.868%) due 4/1/52(c)	1,468,463
	Southern California Edison Co., 1st Mortgage Notes:
220,000	5.150% due 6/1/29	219,972

See Notes to Financial Statements.
184

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$52,000	3.900% due 3/15/43	$38,634
153,000	4.650% due 10/1/43	124,674
29,000	4.000% due 4/1/47	20,596
638,000	4.125% due 3/1/48	457,402
181,000	5.450% due 6/1/52	154,204
233,000	5.700% due 3/1/53	205,737
	Southern California Gas Co., 1st Mortgage Notes:
3,315,000	5.750% due 6/1/53	3,107,882
210,000	6.000% due 6/15/55	204,123
49,000	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.050% due 9/15/28	48,395
47,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(c)	47,247
130,000	Southern Co., Senior Unsecured Notes, 4.850% due 3/15/35	123,860
	Southern Power Co., Senior Unsecured Notes:
135,000	4.800% due 6/15/31	133,018
300,000	4.900% due 10/1/35	283,868
	Southwestern Electric Power Co., Senior Unsecured Notes:
2,570,000	5.300% due 4/1/33	2,551,113
85,000	5.200% due 4/1/36	82,074
55,000	5.900% due 4/1/56	51,653
280,000	Southwestern Public Service Co., 1st Mortgage Notes, 5.300% due 8/15/36	273,036
120,500	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	121,538
40,000	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(b)	39,282
280,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(b)	278,946
	Virginia Electric & Power Co., Senior Unsecured Notes:
415,000	5.000% due 1/15/34	404,235
220,000	4.900% due 9/15/35	209,919
480,000	4.950% due 3/15/36	456,533
1,985,000	5.650% due 8/15/36	1,988,453
98,000	5.550% due 8/15/54	89,392
60,000	5.600% due 9/15/55	55,230
	Vistra Operations Co. LLC, Company Guaranteed Notes:
301,000	4.375% due 5/1/29(b)	294,347
74,000	5.550% due 4/30/36(b)	71,801
50,000	VoltaGrid LLC, Secured Notes, 7.375% due 11/1/30(b)	50,319
104,000	WEC Energy Group Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 1.905%) due 5/15/56(c)	102,273
340,000	Xcel Energy Inc., Senior Unsecured Notes, 5.600% due 4/15/35	338,975
	Total Utilities	37,553,252
	TOTAL CORPORATE BONDS & NOTES (Cost – $275,526,329)	267,756,450

See Notes to Financial Statements.
185

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – 9.3%
Automobile ABS – 2.1%
$215,000	American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.500% due 10/8/30(b)	$213,767
190,000	CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.640% due 12/16/30	189,696
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	993,712
190,000	Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.650% due 4/15/36(b)	188,568
	Ford Credit Auto Lease Trust:
1,839,684	Series 2024-B, Class A3, 4.990% due 12/15/27	1,842,024
1,565,000	Series 2026-A, Class B, 4.200% due 2/15/30	1,547,888
	Ford Credit Auto Owner Trust:
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,372,272
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,423,394
4,330,000	Series 2024-B, Class B, 5.230% due 5/15/30	4,359,771
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,460,540
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,505,392
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,566,547
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,308,723
2,945,000	Hyundai Auto Receivables Trust, Series 2026-B, Class A3, 4.510% due 2/18/31	2,938,730
1,630,000	LAD Auto Receivables Trust, Series 2026-2A, Class A3, 4.330% due 8/15/31(b)	1,614,979
425,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.440% due 8/20/30(b)	420,104
3,109,683	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	3,119,756
130,000	Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.430% due 4/15/31(b)	128,830
	Total Automobile ABS	31,194,693
Credit Card ABS – 0.4%
3,965,000	Capital One Multi-Asset Execution Trust, Series 2026-A1, Class A, 4.480% due 7/15/31	3,954,415
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,432,754
	Total Credit Card ABS	5,387,169
Home Equity ABS – 1.0%
1,173,897	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.012% (1-Month TSFR + 0.344%) due 5/25/37(c)	832,110
3,949,579	C-BASS Trust, Series 2006-CB9, Class A4, 4.242% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,782,920
184,611	COOPR Residential Mortgage Trust, Series 2026-CES1, Class A1A, step bond to yield, 4.874% due 2/25/61(b)	181,295
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 3.075% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,599,505
142,994	FIGRE Trust, Series 2026-HE1, Class A, 4.982% due 1/25/56(b)(c)	140,311
6,545,994	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 4.100% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,034,919

See Notes to Financial Statements.
186

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity ABS – (continued)
$4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 4.517% (1-Month TSFR + 0.849%) due 10/25/35(c)	$3,509,781
153,697	OBX Trust, Series 2026-CES1, Class A1A, step bond to yield, 5.192% due 4/25/56(b)	152,087
8,537,059	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 4.402% (1-Month TSFR + 0.734%) due 7/25/36(c)	3,042,969
	Total Home Equity ABS	15,275,897
Other ABS – 5.3%
2,392,000	AMSR Trust, Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(b)	2,311,283
311,068	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	313,163
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	750,801
50,533	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	50,585
	CCG Receivables Trust:
1,045,000	Series 2026-1, Class B, 4.970% due 1/17/34(b)	1,035,475
775,000	Series 2026-1, Class C, 5.170% due 1/17/34(b)	767,740
	CF Hippolyta Issuer LLC:
276,327	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	211,960
118,695	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	89,588
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	62,793
177,969	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	176,096
	CNH Equipment Trust:
2,207,642	Series 2024-C, Class A3, 4.030% due 1/15/30	2,198,229
3,335,000	Series 2026-A, Class A4, 4.140% due 7/15/33	3,265,021
2,190,000	Series 2026-B, Class A3, 4.590% due 9/15/31	2,184,049
595,000	Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.926% due 11/25/50(b)	575,206
250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	240,209
318,135	DB Master Finance LLC, Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	278,739
	Domino’s Pizza Master Issuer LLC:
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	930,374
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,185,317
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	265,000
232,025	Gilead Aviation LLC, Series 2025-1A, Class A, 5.789% due 3/15/50(b)	231,623
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	366,157
286,043	Hilton Grand Vacations Trust, Series 2025-3EXT, Class B, 4.900% due 10/25/44(b)	282,759
	Home Partners of America Trust:
1,569,096	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,414,716
716,748	Series 2021-1, Class E, 2.577% due 9/17/41(b)	644,607
825,713	Series 2021-1, Class F, 3.325% due 9/17/41(b)	741,628
1,408,945	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	1,397,485

See Notes to Financial Statements.
187

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$452,100	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	$446,335
1,725,000	HPEFS Equipment Trust, Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,730,136
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,956,692
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,414,402
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,928,371
1,250,000	Series 2026-B, Class A4, 4.610% due 5/16/33	1,245,823
	Kubota Credit Owner Trust:
2,128,303	Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	2,137,439
4,470,000	Series 2026-2A, Class A3, 4.610% due 9/16/30(b)	4,462,295
250,000	Oryx Funding LLC, Series 2026-1A, Class A2, 6.299% due 6/5/56(b)	247,486
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,919,196
488,263	Phantom Aviation, Series 2026-1A, Class A, 5.240% due 1/15/51(b)	472,709
	Progress Residential Trust:
231,668	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	230,482
1,051,138	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,043,974
533,948	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	526,563
463,804	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	442,288
749,550	Series 2025-SFR4, Class A, 4.300% due 8/17/42(b)	724,901
294,822	Series 2026-SFR1, Class B, 4.000% due 2/17/43(b)	275,608
500,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142% due 7/5/56(b)	493,668
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,024,381
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	489,690
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	545,694
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	165,271
224,081	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	225,470
550,000	SoFi Consumer Loan Program, Series 2026-3, Class B, 4.850% due 6/25/35(b)	547,954
	SoFi Consumer Loan Program Trust:
750,000	Series 2025-3, Class C, 5.040% due 8/15/34(b)	749,176
400,197	Series 2026-2, Class A, 4.270% due 3/25/36(b)	399,513
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	590,000
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	320,290
15,040,499	Stifel SBA IO Trust, Series 2025-1A, Class A1, 1.793% due 8/15/38(b)(c)(d)	599,784
491,250	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	484,612
1,497,466	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,368,965
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	980,882
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,278,363
	Tricon Residential Trust:
881,372	Series 2025-SFR2, Class A, 5.200% due 8/17/44(b)	861,973
551,515	Series 2026-SFR1, Class A, 4.740% (1-Month TSFR + 1.100%) due 2/17/43(b)(c)	550,670

See Notes to Financial Statements.
188

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$1,240,000	Tricon Trust, Series 2026-SFR2, Class A, 4.939% (1-Month TSFR + 1.300%) due 6/17/43(b)(c)	$1,241,179
245,717	Upstart Securitization Trust, Series 2025-4, Class A2, 4.560% due 11/20/35(b)	245,751
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	672,173
	Verizon Master Trust:
2,915,000	Series 2024-7, Class B, 4.600% due 8/20/32(b)	2,883,249
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,698,555
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,055,451
1,970,000	Series 2025-1, Class B, 4.940% due 1/21/31	1,974,974
5,834,000	Series 2025-9, Class B, 4.240% due 10/21/30	5,805,391
931,200	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	898,569
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	957,397
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(b)	682,408
	Total Other ABS	80,966,756
Student Loan ABS – 0.0%
	Navient Private Education Refi Loan Trust:
227,106	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	201,962
364,094	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	318,827
	Total Student Loan ABS	520,789
WL Collateral CMO – 0.5%
4,573,663	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.062% (1-Month TSFR + 0.394%) due 3/25/37(c)	2,383,175
	PRET LLC:
1,140,594	Series 2025-NPL11, Class A1, step bond to yield, 5.193% due 10/25/55(b)	1,140,839
586,535	Series 2025-NPL14, Class A1, step bond to yield, 5.265% due 12/25/55(b)	579,002
906,578	Series 2025-NPL6, Class A1, step bond to yield, 5.744% due 6/25/55(b)	907,132
1,439,730	Series 2025-NPL7, Class A1, step bond to yield, 5.657% due 7/25/55(b)	1,439,415
543,393	Series 2025-NPL8, Class A1, step bond to yield, 5.732% due 8/25/55(b)	543,290
205,295	Series 2026-NPL1, Class A1, step bond to yield, 5.180% due 1/25/56(b)	203,321
1,032,901	Series 2026-NPL2, Class A1, step bond to yield, 5.074% due 2/25/56(b)	1,021,712
5,621	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 5.868% due 8/25/51(b)	5,620
	Total WL Collateral CMO	8,223,506
	TOTAL ASSET-BACKED SECURITIES (Cost – $152,711,505)	141,568,810
COLLATERALIZED LOAN OBLIGATIONS – 1.6%
Commercial MBS – 0.5%
350,000	Acore Issuer LLC, Series 2026-FL1, Class A, 5.102% (1-Month TSFR + 1.450%) due 8/20/43(b)(c)	349,781
179,715	ACRES LLC, Series 2025-FL3, Class A, 5.258% (1-Month TSFR + 1.619%) due 8/18/40(b)(c)	179,995
	Arbor Realty Commercial Real Estate Notes LLC:
260,000	Series 2025-FL1, Class A, 5.006% (1-Month TSFR + 1.354%) due 1/20/43(b)(c)	260,406
400,000	Series 2026-FL2, Class A, 5.152% (1-Month TSFR + 1.500%) due 4/20/44(b)(c)	400,376

See Notes to Financial Statements.
189

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
$640,000	AREIT, Series 2025-CRE11, Class A, 5.189% (1-Month TSFR + 1.550%) due 7/25/43(b)(c)	$641,600
	BDS LLC:
328,064	Series 2024-FL13, Class A, 5.223% (1-Month TSFR + 1.576%) due 9/19/39(b)(c)	328,373
730,000	Series 2026-FL17, Class A, 4.997% (1-Month TSFR + 1.350%) due 5/19/43(b)(c)	730,453
	BRSP Ltd.:
357,000	Series 2024-FL2, Class A, 5.593% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	357,064
410,000	Series 2026-FL3, Class A, 5.097% (1-Month TSFR + 1.450%) due 8/19/43(b)(c)	410,513
410,000	BXMT Ltd., Series 2026-FL6, Class A, 5.097% (1-Month TSFR + 1.450%) due 8/19/43(b)(c)	408,718
70,348	FS Rialto, Series 2021-FL2, Class A, 5.224% (1-Month TSFR + 1.584%) due 5/16/38(b)(c)	70,252
390,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.097% (1-Month TSFR + 1.450%) due 1/19/44(b)(c)	390,609
770,000	GS REFT Issuer Ltd., Series 2026-FL1, Class A, 5.147% (1-Month TSFR + 1.500%) due 10/19/43(b)(c)	771,201
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.024% (1-Month TSFR + 1.385%) due 8/17/42(b)(c)	320,000
160,000	MF1, Series 2024-FL15, Class A, 5.327% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	160,350
	MF1 LLC:
180,212	Series 2022-FL9, Class A, 5.797% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	180,212
264,000	Series 2025-FL17, Class A, 4.959% (1-Month TSFR + 1.320%) due 2/18/40(b)(c)	264,164
420,000	Series 2026-FL21, Class ASFX, 5.123% due 2/18/41(b)	411,775
	MF1 Ltd.:
42,769	Series 2021-FL7, Class A, 4.833% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	42,742
46,117	Series 2022-FL8, Class A, 4.997% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	46,103
410,000	PFP Ltd., Series 2026-13, Class A, 5.139% (1-Month TSFR + 1.500%) due 8/18/43(b)(c)	411,025
	Total Commercial MBS	7,135,712
Other ABS – 1.1%
500,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.964% (3-Month TSFR + 1.230%) due 10/21/38(b)(c)	500,487
500,000	Balboa Bay Loan Funding Ltd., Series 2025-2A, Class A1, 4.979% (3-Month TSFR + 1.250%) due 1/20/39(b)(c)	500,461
500,000	Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class AR, 5.020% (3-Month TSFR + 1.210%) due 10/25/38(b)(c)	500,339
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 6.829% (3-Month TSFR + 3.100%) due 10/20/37(b)(c)	501,699
500,000	Carlyle US CLO Ltd., Series 2018-4A, Class D1R, 6.850% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)	500,701
1,495,000	CBAMR Ltd., Series 2017-2A, Class BRR, 5.338% (3-Month TSFR + 1.650%) due 4/17/39(b)(c)	1,498,484
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 6.752% (3-Month TSFR + 3.000%) due 1/23/38(b)(c)	1,002,489

See Notes to Financial Statements.
190

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Other ABS – (continued)
$500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 6.779% (3-Month TSFR + 3.050%) due 10/20/37(b)(c)	$500,452
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1R3, 5.039% (3-Month TSFR + 1.310%) due 4/20/37(b)(c)	500,907
500,000	Series 2021-3A, Class DR, 6.360% (3-Month TSFR + 2.550%) due 1/25/35(b)(c)	489,783
500,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 5.059% (3-Month TSFR + 1.330%) due 10/20/38(b)(c)	500,679
500,000	Empower CLO Ltd., Series 2023-2A, Class AR, 5.073% (3-Month TSFR + 1.320%) due 10/15/38(b)(c)	501,124
500,000	Jamestown CLO XII Ltd., Series 2019-1A, Class ARR, 5.099% (3-Month TSFR + 1.370%) due 3/20/38(b)(c)	501,358
500,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.800% (3-Month TSFR + 0.990%) due 1/25/35(b)(c)	500,188
500,000	Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 5.010% (3-Month TSFR + 1.200%) due 1/25/39(b)(c)	499,975
1,000,000	Octagon 76 Ltd., Series 2026-1A, Class D1, 0.000% (3-Month TSFR + 2.750%) due 10/20/39#(b)(c)(i)	1,000,139
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.719% (3-Month TSFR + 0.990%) due 7/20/34(b)(c)	499,517
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.434% (3-Month TSFR + 2.700%) due 1/21/38(b)(c)	1,002,987
	Palmer Square Loan Funding Ltd.:
870,000	Series 2024-1A, Class A2R, 4.903% (3-Month TSFR + 1.150%) due 10/15/32(b)(c)	869,272
764,563	Series 2025-3A, Class A1, 4.703% (3-Month TSFR + 0.950%) due 1/15/34(b)(c)	765,175
760,000	Series 2026-1A, Class A2, 5.094% (3-Month TSFR + 1.400%) due 7/15/34(b)(c)	757,443
500,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class AR, 4.899% (3-Month TSFR + 1.170%) due 1/20/39(b)(c)	499,504
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 5.791% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	502,215
1,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class AR1, 5.123% (3-Month TSFR + 1.280%) due 10/30/38(b)(c)	1,000,968
850,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1AR, 4.803% (3-Month TSFR + 1.050%) due 4/15/34(b)(c)	850,084
500,000	Voya CLO Ltd., Series 2023-1A, Class A1R, 4.939% (3-Month TSFR + 1.210%) due 1/20/39(b)(c)	499,975
	Total Other ABS	17,246,405
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $24,373,878)	24,382,117
SOVEREIGN BONDS – 0.5%
Brazil – 0.0%
200,000	Brazilian Government International Bond, 4.750% due 1/14/50	141,600
Canada – 0.1%
1,845,000	Province of Ontario Canada, 4.450% due 11/20/35	1,774,654

See Notes to Financial Statements.
191

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Chile – 0.0%
$200,000	Chile Government International Bond, 3.100% due 5/7/41	$146,700
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	130,200
Dominican Republic – 0.0%
	Dominican Republic International Bond:
150,000	5.750% due 3/17/34(b)	146,025
150,000	6.150% due 5/17/38	145,650
	Total Dominican Republic	291,675
Guatemala – 0.0%
200,000	Guatemala Government Bond, 4.650% due 10/7/41	169,416
Hungary – 0.0%
200,000	Hungary Government International Bond, 5.500% due 3/26/36	196,978
Indonesia – 0.0%
285,000	Indonesia Government International Bond, 5.690% due 5/29/36	284,770
Israel – 0.1%
	Israel Government International Bond:
280,000	5.375% due 3/12/29	282,536
300,000	5.375% due 2/19/30	302,705
200,000	2.750% due 7/3/30	183,149
200,000	State of Israel, 3.800% due 5/13/60	128,732
	Total Israel	897,122
Mexico – 0.2%
	Mexico Government International Bond:
935,000	5.375% due 3/22/33	905,407
580,000	5.625% due 2/9/34	562,629
210,000	3.500% due 2/12/34	177,345
425,000	5.625% due 9/22/35	406,938
315,000	6.250% due 8/27/37	309,015
	Total Mexico	2,361,334
Morocco – 0.0%
200,000	Morocco Government International Bond, 3.000% due 12/15/32	173,542
Peru – 0.0%
150,000	Fondo MIVIVIENDA SA, 5.400% due 3/31/31(b)	150,109
130,000	Peruvian Government International Bond, 5.500% due 3/30/36	128,141
	Total Peru	278,250
Philippines – 0.0%
330,000	Philippine Government International Bond, 5.325% due 6/24/36	323,504
Poland – 0.0%
95,000	Republic of Poland Government International Bond, 5.375% due 4/14/36	93,648
Romania – 0.1%
1,130,000	Romanian Government International Bond, 3.625% due 3/27/32	1,006,026
Saudi Arabia – 0.0%
200,000	Saudi Government International Bond, 4.625% due 10/4/47	159,999

See Notes to Financial Statements.
192

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
South Africa – 0.0%
$200,000	Republic of South Africa Government International Bond, 6.125% due 12/11/37	$195,045
	TOTAL SOVEREIGN BONDS (Cost – $8,806,400)	8,624,463
SENIOR LOANS(c) – 0.3%
Canada – 0.0%
19,900	1261229 BC Ltd., 9.936% (1-Month USD-SOFR + 6.250%) due 10/8/30	19,779
69,389	Bausch + Lomb Corp., 7.436% (1-Month USD-SOFR + 3.750%) due 1/15/31	69,770
44,975	Garda World Security Corp., 6.513% (3-Month USD-SOFR + 2.750%) due 2/1/29	44,919
19,950	Green Infrastructure Partners Inc., 6.482% (3-Month USD-SOFR + 2.750%) due 9/24/32	19,987
21,271	Ontario Gaming GTA LP, 7.982% (3-Month USD-SOFR + 4.250%) due 8/1/30	20,563
45,000	PointClickCare Technologies Inc., due 11/3/31(k)	44,747
	Total Canada	219,765
Denmark – 0.0%
28,622	Genmab AS, 5.732% (3-Month USD-SOFR + 2.000%) due 12/13/32	28,615
France – 0.0%
24,577	Altice France SA, 10.616% (3-Month USD-SOFR + 6.875%) due 5/31/31	24,909
Germany – 0.0%
24,751	MV Holding GmbH, 5.685% (1-Month USD-SOFR + 2.000%) due 3/17/32	24,772
Netherlands – 0.0%
54,225	GBT US III LLC, 5.810% (3-Month USD-SOFR + 2.000%) due 7/25/31	54,134
5,000	Nouryon Finance BV, 7.213% (3-Month USD-SOFR + 3.500%) due 7/8/31	5,017
	Total Netherlands	59,151
United Kingdom – 0.0%
75,000	EG Finco Ltd., 6.936% (1-Month USD-SOFR + 3.250%) due 2/10/31	75,258
90,000	Formula One Management Ltd., 5.482% (3-Month USD-SOFR + 1.750%) due 9/30/31	90,000
9,627	Ineos Quattro Holdings UK Ltd., 7.935% (1-Month USD-SOFR + 4.250%) due 10/7/31	7,605
29,813	Motion Acquisition Ltd., 7.232% (3-Month USD-SOFR + 3.500%) due 11/12/29	23,534
30,000	Osmosis Buyer Ltd., 6.206% (1-Month USD-SOFR + 2.500%) due 7/2/33	30,096
	Total United Kingdom	226,493
United States – 0.3%
10,000	ACI Rover Parent LLC, 5.982% (3-Month USD-SOFR + 2.250%) due 6/9/33	9,988
94,282	Acrisure LLC, 6.686% (1-Month USD-SOFR + 3.000%) due 11/6/30	79,826
20,000	ADI Global Distribution Funding LLC, 6.436% (1-Month USD-SOFR + 2.750%) due 7/1/33	20,025
9,738	Alera Group Inc., 6.436% (1-Month USD-SOFR + 2.750%) due 5/30/32	9,508
24,938	Alkermes Inc., 5.988% (3-Month USD-SOFR + 2.250%) due 8/12/31	25,073
24,937	Alliant Holdings Intermediate LLC, 6.186% (1-Month USD-SOFR + 2.500%) due 9/19/31	24,873
14,738	Allied Universal Holdco LLC, 6.936% (1-Month USD-SOFR + 3.250%) due 8/20/32	14,792
20,000	Alpha Generation LLC, 5.436% (1-Month USD-SOFR + 1.750%) due 6/10/33	19,905

See Notes to Financial Statements.
193

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
$19,900	Alterra Mountain Co., 6.186% (1-Month USD-SOFR + 2.500%) due 8/17/28	$19,949
24,688	American Axle & Manufacturing Inc., 6.907% (3-Month USD-SOFR + 3.250%) due 2/3/33	24,734
9,899	AmWINS Group Inc., 5.732% (3-Month USD-SOFR + 2.000%) due 1/30/32	9,801
4,988	APi Group DE Inc., 5.436% (1-Month USD-SOFR + 1.750%) due 5/16/33	5,000
	Applied Systems Inc.:
25,000	due 2/24/31(k)	24,594
20,000	8.232% (3-Month USD-SOFR + 4.500%) due 2/23/32	19,628
43,653	Apro LLC, 7.392% (1-Month USD-SOFR + 3.750%) due 7/9/31	43,864
44,886	Ascend Learning LLC, 6.685% (1-Month USD-SOFR + 3.000%) due 12/11/28	44,824
29,227	Aspire Bakeries Holdings LLC, 6.686% (1-Month USD-SOFR + 3.000%) due 12/23/30	29,349
	Asurion LLC:
10,000	due 1/20/29(k)	10,009
24,837	8.073% (3-Month USD-SOFR + 4.250%) due 9/19/30	24,609
49,950	athenahealth Group Inc., 6.936% (1-Month USD-SOFR + 3.250%) due 2/16/32	49,896
34,825	Aveanna Healthcare LLC, 6.686% (1-Month USD-SOFR + 3.000%) due 9/17/32	34,932
25,126	BCP VI Summit Holdings LP, 6.456% (1-Month USD-SOFR + 2.750%) due 1/30/32	25,220
29,925	BCPE Empire Holdings Inc., 7.186% (1-Month USD-SOFR + 3.500%) due 12/29/32	29,506
20,060	Belden Inc., 5.936% (1-Month USD-SOFR + 2.250%) due 7/1/33	20,127
30,000	BioMarin Pharmaceutical Inc., 5.428% (6-Month USD-SOFR + 1.750%) due 4/27/33	29,969
29,775	Blackfin Pipeline LLC, 6.188% (1-Month USD-SOFR + 2.500%) due 9/29/32	29,933
29,850	Boots Group Finco LP, 6.920% (3-Month USD-SOFR + 3.250%) due 8/30/32	29,949
34,912	Boxer Parent Co., Inc., 6.514% (3-Month USD-SOFR + 2.750%) due 7/30/31	33,039
24,936	Caesars Entertainment Inc., 5.936% (1-Month USD-SOFR + 2.250%) due 2/6/31	23,980
35,000	Calcasieu Pass Funding LLC, 6.954% (6-Month USD-SOFR + 3.250%) due 4/11/33	35,214
20,000	Camelot U.S. Acquisition LLC, 6.436% (1-Month USD-SOFR + 2.750%) due 1/31/31	18,631
16,667	Carrix Inc., 5.810% (3-Month USD-SOFR + 2.000%) due 7/27/33	16,656
45,000	Carvana Co., due 8/15/33(k)	44,738
54,191	Cengage Learning Inc., 6.721% (3-Month USD-SOFR + 3.000%) due 3/24/31	53,945
9,875	Chariot Buyer LLC, 6.436% (1-Month USD-SOFR + 2.750%) due 9/8/32	9,884
89,913	CHG Healthcare Services Inc., due 9/29/31(k)	89,823
25,000	Clear Channel Outdoor Holdings Inc., 7.801% (1-Month USD-SOFR + 4.000%) due 8/21/28	25,019
19,900	Cloud Software Group Inc., due 8/13/32(k)	18,888
19,912	Clydesdale Acquisition Holdings Inc., 6.936% (1-Month USD-SOFR + 3.250%) due 4/1/32	19,611
39,624	Columbus McKinnon Corp., 7.232% (3-Month USD-SOFR + 3.500%) due 2/3/33	39,756

See Notes to Financial Statements.
194

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
$5,000	Compass Power Generation LLC, 6.186% (1-Month USD-SOFR + 2.500%) due 4/14/29	$5,014
15,000	CompoSecure Holdings LLC, 5.918% (3-Month USD-SOFR + 2.250%) due 1/14/33	14,962
4,991	Construction Partners Inc., 5.686% (1-Month USD-SOFR + 2.000%) due 11/3/31	5,007
5,000	Core & Main LP, 5.517% (3-Month USD-SOFR + 1.750%) due 7/1/33	5,000
13,242	Corpay Technologies Operating Co. LLC, 5.435% (1-Month USD-SOFR + 1.750%) due 11/5/32	13,240
	Cotiviti Inc.:
4,987	6.456% (1-Month USD-SOFR + 2.750%) due 5/1/31	4,757
44,513	6.456% (1-Month USD-SOFR + 2.750%) due 3/26/32	42,343
74,911	CPI Holdco B LLC, due 5/17/31(k)	74,817
29,439	Crown Finance US Inc., 8.147% (1-Month USD-SOFR + 4.500%) due 12/2/31	29,548
27,565	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-SOFR + 3.000%) due 6/12/25#(g)(i)	—
19,950	DaVita Inc., 5.436% (1-Month USD-SOFR + 1.750%) due 5/9/31	19,906
95,000	Dayforce Bidco LLC, 6.823% (3-Month USD-SOFR + 3.000%) due 2/4/33	91,589
20,000	Delek US Holdings Inc., 6.686% (1-Month USD-SOFR + 3.000%) due 5/17/32	20,067
15,000	DexKo Global Inc., due 10/4/31(k)	14,464
89,775	DG Investment Intermediate Holdings 2 Inc., 6.686% (1-Month USD-SOFR + 3.000%) due 7/9/32	89,999
29,294	DIRECTV Financing LLC, due 2/17/31(k)	29,445
34,327	Discovery Global Holdings Inc., 6.186% (1-Month USD-SOFR + 2.500%) due 6/3/33	34,394
53,361	Eagle Parent Corp., 7.982% (3-Month USD-SOFR + 4.250%) due 4/2/29	53,667
30,000	Edelman Financial Center LLC, 7.686% (1-Month USD-SOFR + 4.000%) due 12/1/31	30,121
24,875	Eisner Advisory Group LLC, 7.686% (1-Month USD-SOFR + 4.000%) due 2/28/31	24,644
24,564	EMRLD Borrower LP, 6.073% (3-Month USD-SOFR + 2.250%) due 8/4/31	24,626
15,000	EPZ T1 Financeco LLC, 5.991% (3-Month USD-SOFR + 2.250%) due 7/14/33	14,993
10,000	ESCO Technologies Inc., due 5/27/33(k)	9,988
44,766	Fertitta Entertainment LLC, 6.936% (1-Month USD-SOFR + 3.250%) due 1/27/29	44,861
14,326	First Advantage Holdings LLC, 6.482% (3-Month USD-SOFR + 2.750%) due 10/31/31	14,310
44,675	Focus Financial Partners LLC, 6.186% (1-Month USD-SOFR + 2.500%) due 9/15/31	44,126
49,875	Freeport LNG investments LLLP, 6.979% (3-Month USD-SOFR + 3.250%) due 2/11/33	50,103
85,000	Gainwell Acquisition Corp., 8.223% (3-Month USD-SOFR + 4.500%) due 8/19/31	85,345
5,000	GIP Pilot Acquisition Partners LP, 5.723% (3-Month USD-SOFR + 2.000%) due 5/19/33	5,013
14,912	Golden State Foods LLC, 7.235% (3-Month USD-SOFR + 3.500%) due 12/4/31	14,943

See Notes to Financial Statements.
195

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
$44,574	Grant Thornton Advisors LLC, 6.436% (1-Month USD-SOFR + 2.750%) due 6/2/31	$42,437
14,912	Great Outdoors Group LLC, 6.936% (1-Month USD-SOFR + 3.250%) due 1/23/32	14,970
54,450	HighTower Holding LLC, 6.509% (3-Month USD-SOFR + 2.750%) due 2/3/32	54,314
90,000	Hologic Inc., 5.995% (3-Month USD-SOFR + 2.250%) due 4/7/33	88,692
54,863	ION Platform Finance US Inc., 7.482% (3-Month USD-SOFR + 3.750%) due 10/7/32	41,709
30,000	Lambda Compute II LLC, due 12/31/30(k)	30,141
24,124	LC Ahab US Bidco LLC, 6.323% (3-Month USD-SOFR + 2.500%) due 5/1/31	24,023
25,318	LifePoint Health Inc., 7.503% (3-Month USD-SOFR + 3.750%) due 5/17/31	24,215
34,825	Live Nation Entertainment Inc., 5.652% (1-Month USD-SOFR + 2.000%) due 10/21/32	34,825
25,000	McKesson Medical-Surgical Top Holdings Inc., 5.982% (3-Month USD-SOFR + 2.250%) due 6/9/32	25,078
30,000	Meade Pipeline Co LLC, 5.677% (3-Month USD-SOFR + 2.000%) due 9/22/32	30,007
9,975	Medline Borrower LP, 5.186% (1-Month USD-SOFR + 1.500%) due 5/30/33	9,944
	MH Sub I LLC:
20,000	7.936% (1-Month USD-SOFR + 4.250%) due 5/3/28	19,758
12,396	7.936% (1-Month USD-SOFR + 4.250%) due 12/31/31	11,521
30,000	Michaels Cos., Inc., 8.732% (3-Month USD-SOFR + 5.000%) due 3/15/33	29,953
	Mitchell International Inc.:
29,144	6.686% (1-Month USD-SOFR + 3.000%) due 6/17/31	28,801
10,000	8.936% (1-Month USD-SOFR + 5.250%) due 6/17/32	9,155
10,000	Neptune BidCo US Inc., 8.863% (3-Month USD-SOFR + 5.000%) due 2/3/33	9,968
	Nexstar Media Inc.:
44,650	6.186% (1-Month USD-SOFR + 2.500%) due 6/28/32	44,645
42,429	6.436% (1-Month USD-SOFR + 2.750%) due 3/18/33	42,529
9,975	NGL Energy Operating LLC, 6.889% (1-Month USD-SOFR + 3.250%) due 3/11/33	10,023
70,000	Oak-Eagle Acquireco Inc., 7.251% (3-Month USD-SOFR + 3.500%) due 8/4/33	70,644
14,873	OneDigital Borrower LLC, 6.686% (1-Month USD-SOFR + 3.000%) due 7/2/31	14,669
84,356	OVG Business Services LLC, 6.686% (1-Month USD-SOFR + 3.000%) due 6/25/31	84,672
44,850	Pacific Dental Services LLC, 5.909% (1-Month USD-SOFR + 2.250%) due 3/15/31	44,899
20,000	Pathfinder Power LLC, due 6/22/33(k)	19,988
24,875	PetSmart LLC, 7.688% (1-Month USD-SOFR + 4.000%) due 8/18/32	25,015
5,000	Pioneer Opco LLC, 6.936% (1-Month USD-SOFR + 3.250%) due 5/15/33	5,036
24,937	Pregis TopCo LLC, 7.436% (1-Month USD-SOFR + 3.750%) due 2/1/29	25,080
4,912	Prestige Brands Inc., 5.686% (1-Month USD-SOFR + 2.000%) due 6/13/33	4,937
25,000	Pretzel Parent Inc., due 10/1/31(k)	24,354
5,732	Proofpoint Inc., 6.732% (3-Month USD-SOFR + 3.000%) due 8/31/28	5,721

See Notes to Financial Statements.
196

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
$20,000	QXO Building Products Inc., 5.686% (1-Month USD-SOFR + 2.000%) due 7/1/33	$19,973
24,663	Radiology Partners Inc., 8.232% (3-Month USD-SOFR + 4.500%) due 6/30/32	24,455
	RealPage Inc.:
14,883	6.994% (3-Month USD-SOFR + 3.000%) due 4/24/28	14,642
34,563	7.482% (3-Month USD-SOFR + 3.750%) due 4/24/28	34,018
63,326	Savor Acquisition Inc., 6.823% (3-Month USD-SOFR + 3.000%) due 2/19/32	63,632
24,874	Sedgwick Claims Management Services Inc., 6.186% (1-Month USD-SOFR + 2.500%) due 7/31/31	24,865
20,000	Select Medical Corp., 6.686% (1-Month USD-SOFR + 3.000%) due 12/3/31	20,100
24,098	Signia Aerospace LLC, 6.196% (3-Month USD-SOFR + 2.500%) due 12/11/31	24,189
10,000	Skyshield US Bidco Ltd., 6.370% (6-Month USD-SOFR + 2.500%) due 6/30/33	10,038
20,000	Solebury Borrower I LLC, 6.128% (6-Month USD-SOFR + 2.250%) due 8/4/33	19,950
9,824	Staples Inc., 9.561% (3-Month USD-SOFR + 5.750%) due 9/4/29	9,194
4,988	Starwood Property Mortgage LLC, 5.686% (1-Month USD-SOFR + 2.000%) due 9/24/32	4,980
4,533	Stubhub Holdco Sub LLC, 8.436% (1-Month USD-SOFR + 4.750%) due 3/15/30	4,542
35,000	Sunrise Financing Partnership, 6.341% (6-Month USD-SOFR + 2.470%) due 2/15/32	34,587
15,000	Sword Purchaser LLC, 7.686% (1-Month USD-SOFR + 4.000%) due 4/9/33	14,820
10,000	TAMKO Building Products LLC, 6.777% (3-Month USD-SOFR + 3.000%) due 9/20/30	9,488
9,738	Team Health Holdings Inc., 7.823% (3-Month USD-SOFR + 4.000%) due 6/30/28	9,726
79,200	Tecta America Corp., 6.186% (1-Month USD-SOFR + 2.500%) due 2/18/32	79,427
24,800	TKO Worldwide Holdings LLC, 5.507% (3-Month USD-SOFR + 1.750%) due 11/21/31	24,772
34,913	TransDigm Inc., 6.186% (1-Month USD-SOFR + 2.500%) due 2/13/33	35,009
9,887	Trident TPI Holdings Inc., 7.482% (3-Month USD-SOFR + 3.750%) due 9/15/28	9,667
44,774	UKG Inc., 6.073% (3-Month USD-SOFR + 2.250%) due 2/10/31	43,497
54,582	Univision Communications Inc., 7.301% (1-Month USD-SOFR + 3.500%) due 1/31/29	54,241
9,675	Verde Purchaser LLC, 7.732% (3-Month USD-SOFR + 4.000%) due 11/30/30	9,652
37,987	Vestis Corp., 6.014% (3-Month USD-SOFR + 2.250%) due 2/22/31	37,749
9,925	Victory Capital Holdings Inc., 5.482% (3-Month USD-SOFR + 1.750%) due 9/23/32	9,789
69,729	Victra Holdings LLC, 7.482% (3-Month USD-SOFR + 3.750%) due 3/29/29	68,915
10,000	Virgin Media Bristol LLC, 7.004% (1-Month USD-SOFR + 3.250%) due 1/31/29	9,397
59,551	Voyager Parent LLC, 7.982% (3-Month USD-SOFR + 4.250%) due 7/1/32	59,674
35,000	Whatabrands LLC, 6.392% (1-Month USD-SOFR + 2.750%) due 8/13/33	35,079
14,229	White Cap Supply Holdings LLC, 6.936% (1-Month USD-SOFR + 3.250%) due 10/19/29	14,222
24,975	WhiteWater Matterhorn Holdings LLC, 5.500% (3-Month USD-SOFR + 1.750%) due 6/16/32	24,805
65,412	Zayo Group Holdings Inc., 6.801% (1-Month USD-SOFR + 0.500%) due 3/11/30	65,477

See Notes to Financial Statements.
197

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
United States – (continued)
$23,192	Zelis Cost Management Buyer Inc., 6.936% (1-Month USD-SOFR + 3.250%) due 11/26/31	$22,966
	Total United States	3,949,619
	TOTAL SENIOR LOANS (Cost – $4,592,033)	4,533,324
Shares/Units
OPEN-END FUND – 2.1%
372,775	iShares 20+ Year Treasury Bond (Cost – $31,003,697)	30,761,393
EXCHANGE TRADED FUND (ETF) – 1.4%
221,395	iShares Core U.S. Aggregate Bond (Cost – $21,699,654)	21,566,087
COMMON STOCK – 0.0%
INDUSTRIAL – 0.0%
Machinery-Diversified – 0.0%
266	Mangrove Luxco III SARL*(i)(l) (Cost – $4,765)	5,021
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,622,348,247)	1,476,941,537
Face Amount†
SHORT-TERM INVESTMENTS – 2.6%
TIME DEPOSITS – 2.2%
90EUR	Citibank - London, 1.130% due 9/1/26	105
20,977,709	Citibank - New York, 2.980% due 9/1/26	20,977,709
1,986,870	JPMorgan Chase & Co. - New York, 2.980% due 9/1/26	1,986,870
10,100,658	Skandinaviska Enskilda Banken AB - Stockholm, 2.980% due 9/1/26	10,100,658
	TOTAL TIME DEPOSITS (Cost – $33,065,342)	33,065,342
U.S. GOVERNMENT OBLIGATIONS – 0.4%
	U.S. Treasury Bills:
5,000,000	3.645% due 9/10/26(m)	4,995,518
2,000,000	3.859% due 4/15/27(m)	1,951,504
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $6,948,346)	6,947,022
	TOTAL SHORT-TERM INVESTMENTS (Cost – $40,013,688)	40,012,364

See Notes to Financial Statements.
198

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
648,332	Federated Government Obligations Fund, Premier Class, 3.591%(n) (Cost – $648,332)	$648,332
	TOTAL INVESTMENTS – 99.6% (Cost – $1,663,010,267)	1,517,602,233
	Other Assets in Excess of Liabilities – 0.4%	5,983,951
	TOTAL NET ASSETS – 100.0%	$1,523,586,184

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $288,707,097 and represents 18.95% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2026.
(d)	Interest only security.
(e)	Principal only security.
(f)	All or a portion of this security is on loan (See Note 5).
(g)	Security is currently in default.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(i)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $1,073,103 and represents 0.07% of net assets.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(m)	Rate shown represents yield-to-maturity.
(n)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
CBT	— Chicago Board of Trade
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
LLC	— Limited Liability Company
LP	— Limited Partnership
MFA	— Mortgage Finance Authority
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
See Notes to Financial Statements.
199

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(continued)
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principals
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

U.S. Government Agencies & Obligations	27.3%
Collateralized Mortgage Obligations	19.5
Mortgage-Backed Securities	17.7
Corporate Bonds & Notes	17.7
Asset-Backed Securities	9.3
Open-End Fund	2.0
Collateralized Loan Obligations	1.6
Exchange Traded Fund (ETF)	1.4
Sovereign Bonds	0.6
Senior Loans	0.3
Common Stocks	0.0*
Short-Term Investments	2.6
Money Market Fund	0.0*
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
At August 31, 2026, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	225	12/26	$24,415,906	$24,222,656	$(193,250)
U.S. 10 Year Ultra	70	12/26	7,723,668	7,659,531	(64,137)
U.S. 2 Year Note (CBT)	6	12/26	1,232,109	1,231,407	(702)
U.S. 5 Year Note (CBT)	121	12/26	12,843,680	12,790,078	(53,602)
					$(311,691)
Contracts to Sell:
U.S. Long Bond (CBT)	71	12/26	$(7,737,906)	$7,712,375	$25,531
U.S. Ultra Long Bond (CBT)	79	12/26	(8,767,852)	8,692,469	75,383
					$100,914
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(210,777)

At August 31, 2026, Destinations Core Fixed Income Fund had deposited cash of $225,191 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.
200

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Core Fixed Income Fund(concluded)
At August 31, 2026, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	SOFR	3.595%	11/15/32	USD	1,675,000	$61,333	$—	$61,333
Receive	SOFR	3.378%	5/31/30	USD	2,500,000	74,871	—	74,871
Receive	SOFR	4.160%	3/19/45	USD	3,240,000	168,986	(20,484)	189,470
						$305,190	$(20,484)	$325,674

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Alphabet Inc.	1.000%	6/20/31	3-Month	0.608%	USD	980,000	$18,481	$23,806	$(5,325)
Amazon.Com Inc.	1.000%	6/20/31	3-Month	0.661%	USD	985,000	16,306	23,020	(6,714)
Broadcom Inc.	1.000%	6/20/31	3-Month	1.244%	USD	980,000	(8,209)	21,030	(29,239)
Meta Platforms Inc.	1.000%	6/20/31	3-Month	0.932%	USD	990,000	4,839	13,557	(8,718)
Oracle Corp.	1.000%	12/20/30	3-Month	1.849%	USD	1,065,000	(32,170)	(11,855)	(20,315)
Paramount Global	1.000%	6/20/31	3-Month	2.745%	USD	1,095,000	(75,810)	(92,091)	16,281
							$(76,563)	$(22,533)	$(54,030)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Currency Abbreviations used in this schedule:
EUR	— Euro
See Notes to Financial Statements.
201

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 29.3%
Basic Materials – 0.4%
252,000	ArcelorMittal SA, Senior Unsecured Notes, 4.250% due 7/16/29	$247,704
200,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	188,368
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	199,780
90,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	89,070
200,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	189,773
135,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	135,078
200,000	Suzano Austria GmbH, Company Guaranteed Notes, 5.000% due 1/15/30	196,522
311,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	295,431
	Total Basic Materials	1,541,726
Communications – 5.2%
250,000	Airbnb Inc., Senior Unsecured Notes, 4.400% due 3/16/29	247,861
251,000	Angi Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	197,616
1,097,000	fuboTV Inc., Senior Secured Notes, 7.500% due 2/15/29(a)(b)	1,065,099
875,000	GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(a)	859,871
2,476,000	Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	2,484,134
2,169,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)(c)	1,594,046
2,442,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	2,440,143
	Go North Group AB, Senior Secured Notes:
1,683,614	9.388% (SOFRRATE + 5.762%) due 1/22/30(d)(e)(f)	1,325,004
1,254,579	9.425% (SOFRRATE + 5.762%) due 1/22/30(e)(f)	—
3,693,748	GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(a)(b)(c)	3,182,918
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	178,682
140,000	Motorola Solutions Inc., Senior Unsecured Notes, 4.850% due 8/17/29	139,696
2,202,000	Sirius XM Radio LLC, Company Guaranteed Notes, 3.125% due 9/1/26(a)	2,202,000
461,000	T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/31	429,567
117,000	Uber Technologies Inc., Senior Unsecured Notes, 4.150% due 1/15/31	112,881
1,198,000	Ziff Davis Inc., Senior Unsecured Notes, 1.750% due 11/1/26(c)	1,190,812
	Total Communications	17,650,330
Consumer Cyclical – 1.6%
396,000	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(a)	393,048
200,000EUR	Citira Holding AB, Senior Secured Notes, 7.537% (3-Month EURIBOR + 5.000%) due 11/26/29(f)	232,093
57,000	Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	56,824
1,400,000EUR	European Entertainment Group AB, Senior Secured Notes, 9.735% (3-Month EURIBOR + 7.250%) due 9/29/30(f)	1,374,561
249,000	Ferguson Enterprises Inc., Company Guaranteed Notes, 4.350% due 3/15/31	242,096
	Hyundai Capital America, Senior Unsecured Notes:
162,000	4.550% due 9/26/29(a)	159,866
212,000	5.400% due 6/24/31(a)	212,784
147,000	Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	145,998

See Notes to Financial Statements.
202

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
2,367,000	Penn Entertainment Inc., Senior Unsecured Notes, 5.625% due 1/15/27(a)	$2,371,069
242,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.625% due 9/30/31(a)	242,364
	Total Consumer Cyclical	5,430,703
Consumer Non-cyclical – 7.3%
	AbbVie Inc., Senior Unsecured Notes:
890,000	2.950% due 11/21/26	887,682
51,000	4.875% due 3/15/30	51,031
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.375% due 7/3/29	193,812
	Altria Group Inc., Company Guaranteed Notes:
33,000	6.200% due 11/1/28	33,922
64,000	4.500% due 8/6/30	62,952
252,000	Augusta SpinCo Corp., Company Guaranteed Notes, 4.398% due 3/23/29	249,003
20,000	Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	20,022
7,000	BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	6,971
99,000	BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	101,485
103,000	Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	103,198
200,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	199,342
94,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	92,226
9,071,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(g)	4,081,950
103,000	Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	103,754
896,000	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	895,318
	Element Fleet Management Corp., Senior Unsecured Notes:
402,000	5.037% due 3/25/30(a)	400,093
42,000	4.641% due 11/24/30(a)	41,082
134,000	Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	133,299
4,000,000NOK	Eqva ASA, Senior Secured Notes, 12.370% (3-Month NIBOR + 7.750%) due 2/4/30(a)(f)	411,020
74,000	ERAC USA Finance LLC, Company Guaranteed Notes, 4.500% due 10/30/29(a)	73,125
107,000	Euronet Worldwide Inc., Senior Unsecured Notes, 0.625% due 10/1/30(a)	95,096
1,199,000EUR	Formycon AG, Company Guaranteed Notes, 9.313% (3-Month EURIBOR + 7.000%) due 7/9/29(f)	1,354,314
	GE HealthCare Technologies Inc., Senior Unsecured Notes:
114,000	4.150% due 12/15/28	112,467
277,000	4.800% due 8/14/29	276,775
123,829	Geometrica Par Investimentos SA, Senior Secured Notes, 7.500% due 12/31/31	125,848
97,000	Haleon US Capital LLC, Company Guaranteed Notes, 4.625% due 8/21/29	96,517
1,827,000	HCA Inc., Company Guaranteed Notes, 4.500% due 2/15/27	1,827,290
	Illumina Inc., Senior Unsecured Notes:
70,000	4.650% due 9/9/26	70,004
207,000	4.950% due 9/19/29	206,133
301,000	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.500% due 2/1/30(a)	304,200
1,894,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	1,893,928

See Notes to Financial Statements.
203

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
152,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	$148,769
6,833,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(d)(e)	5,466,400
11,250,000SEK	Magle Chemoswed Holding AB, Senior Secured Notes, 8.481% (3-Month SEK-STIBOR + 6.500%) due 7/4/28(f)	469,910
253,000	Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	251,716
1,300,000EUR	OP Holdco GmbH, Senior Secured Notes, 8.799% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(f)	1,478,465
429,000	Pfizer Inc., Senior Unsecured Notes, 4.200% due 11/15/30	418,777
243,000	Quanta Services Inc., Senior Unsecured Notes, 4.850% due 8/9/29	242,173
111,000	Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	109,115
207,000	Rentokil Terminix Funding PLC, Company Guaranteed Notes, 4.625% due 4/23/31(a)	200,886
248,000	Royalty Pharma PLC, Company Guaranteed Notes, 4.450% due 3/25/31	241,226
140,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	105,875
7,000,000NOK	Salmar ASA, Senior Unsecured Notes, 5.420% (3-Month NIBOR + 0.880%) due 6/18/29(f)	749,241
111,000	Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	110,772
480,000	US Foods Inc., Company Guaranteed Notes, 6.875% due 9/15/28(a)	488,821
33,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.450% due 3/15/31	31,948
	Total Consumer Non-cyclical	25,017,953
Energy – 2.4%
133,332	AI Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	135,532
2,685,000	Arch Investment Partners LLC, Company Guaranteed Notes, 10.000% due 3/27/30(a)(d)	2,620,504
66,000	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	65,935
248,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.650% due 3/20/31	242,847
201,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	198,623
36,000	DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	36,185
27,000	Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	26,989
33,000	DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(a)	32,227
50,000	Ecopetrol SA, Senior Unsecured Notes, 4.625% due 11/2/31	45,906
52,000	Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	53,278
241,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	241,701
1,900,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	1,993,269
70,640	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	70,196
140,816	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	135,827
100,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	100,518
217,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	216,769
200,000	Pertamina Persero PT, Senior Unsecured Notes, 3.650% due 7/30/29	191,524
85,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.125% due 9/10/30	83,512
266,000	Targa Resources Corp., Company Guaranteed Notes, 4.350% due 4/15/31	257,545
156,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.500% due 3/1/30	156,883

See Notes to Financial Statements.
204

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
691,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	$642,381
200,000	Ultrapar International SA, Company Guaranteed Notes, 5.250% due 6/6/29	199,018
	Western Midstream Operating LP, Senior Unsecured Notes:
19,000	6.350% due 1/15/29	19,574
139,000	4.050% due 2/1/30	134,093
152,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	151,579
	Total Energy	8,052,415
Financial – 4.8%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	261,762
211,000	Agree LP, Company Guaranteed Notes, 2.900% due 10/1/30	193,784
330,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(f)	330,181
417,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	414,897
	Aviation Capital Group LLC, Senior Unsecured Notes:
19,000	6.250% due 4/15/28(a)	19,342
271,000	4.800% due 10/24/30(a)	265,787
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
103,000	6.375% due 5/4/28(a)	105,216
249,000	5.375% due 5/30/30(a)	249,501
150,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(f)	149,601
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(f)	153,083
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(f)(h)	201,462
150,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	147,054
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(f)	208,375
	Bank of America Corp., Senior Unsecured Notes:
207,000	4.979% (SOFRRATE + 0.830%) due 1/24/29(f)	207,816
121,000	4.477% (SOFRRATE + 0.870%) due 4/23/30(f)	119,581
120,000	5.162% (SOFRRATE + 1.000%) due 1/24/31(f)	120,433
249,000	Bank of Montreal, Senior Unsecured Notes, 4.640% (SOFRRATE + 1.250%) due 9/10/30(f)	246,836
237,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 4.890% (SOFRRATE + 0.840%) due 7/21/28(f)	237,825
241,000	Barclays PLC, Subordinated Notes, 4.836% due 5/9/28	240,535
200,000	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(f)	196,609
	Brown & Brown Inc., Senior Unsecured Notes:
30,000	4.700% due 6/23/28	29,916

See Notes to Financial Statements.
205

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
31,000	4.500% due 3/15/29	$30,601
207,000	CaixaBank SA, Senior Non-Preferred Notes, 4.818% (SOFRRATE + 1.210%) due 4/22/32(a)(f)	202,493
320,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.243% (SOFRRATE + 0.600%) due 9/8/28(f)	318,696
249,000	Charles Schwab Corp., Senior Unsecured Notes, 4.343% (SOFRRATE + 0.940%) due 11/14/31(f)	242,153
	Citigroup Inc., Senior Unsecured Notes:
127,000	4.786% (SOFRRATE + 0.870%) due 3/4/29(f)	126,978
283,000	4.542% (SOFRRATE + 1.338%) due 9/19/30(f)	279,216
126,000	4.503% (SOFRRATE + 1.171%) due 9/11/31(f)	122,937
1,719,424	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	1,642,085
432,000	CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	426,799
223,000	Equinix Europe 2 Financing Corp. LLC, Company Guaranteed Notes, 4.600% due 11/15/30	217,378
56,000	Equinix Inc., Senior Unsecured Notes, 5.000% due 8/15/29	55,980
243,000	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	217,961
439,000	Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	443,803
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(f)	197,574
	Goldman Sachs Group Inc., Senior Unsecured Notes:
106,000	4.153% (SOFRRATE + 0.900%) due 10/21/29(f)	104,314
121,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(f)	119,564
54,000	4.516% (SOFRRATE + 0.960%) due 1/21/32(f)	52,309
1,486,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	1,475,297
	JPMorgan Chase & Co., Senior Unsecured Notes:
254,000	4.581% (SOFRRATE + 0.920%) due 4/22/28(f)	254,874
169,000	4.915% (SOFRRATE + 0.800%) due 1/24/29(f)	169,654
254,000	3.702% (3-Month TSFR + 1.422%) due 5/6/30(f)	246,075
121,000	M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(f)	121,132
	Morgan Stanley, Senior Unsecured Notes:
244,000	4.868% (SOFRRATE + 0.847%) due 7/12/29(f)	244,023
250,000	4.555% (SOFRRATE + 0.960%) due 4/10/30(f)	247,169
242,000	NatWest Group PLC, Senior Unsecured Notes, 5.076% (3-Month USD-SOFR + 1.905%) due 1/27/30(f)	242,712
10,000	New York Life Global Funding, Secured Notes, 4.700% due 1/29/29(a)	9,975
2,500,000SEK	Novedo Holding AB, Senior Secured Notes, 8.997% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(f)	240,324
573,000	Oaktree Strategic Credit Fund, Senior Unsecured Notes, 6.190% due 7/15/30	570,745
103,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	102,696

See Notes to Financial Statements.
206

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(f)	$199,535
333,000	PennantPark Investment Corp., Senior Unsecured Notes, 8.000% due 9/1/31(a)(d)(e)	326,340
236,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 2.625% due 11/15/31	207,816
6,250,000SEK	Qflow Group AB, Senior Secured Notes, 7.480% (3-Month SEK-STIBOR + 5.500%) due 9/25/28(f)	663,401
154,000	Royal Bank of Canada, Senior Unsecured Notes, 4.519% (SOFRRATE + 0.860%) due 10/18/28(f)	154,478
466,000	Societe Generale SA, Senior Non-Preferred Notes, 3.000% due 1/22/30(a)	433,787
184,000	Store Capital LLC, Senior Unsecured Notes, 4.950% due 2/11/31	179,875
366,000	Truist Financial Corp., Senior Unsecured Notes, 7.161% (SOFRRATE + 2.446%) due 10/30/29(f)	382,510
200,000	United Overseas Bank Ltd., Subordinated Notes, 2.000% (5-Year CMT Index + 1.230%) due 10/14/31(f)	199,319
	Wells Fargo & Co., Senior Unsecured Notes:
213,000	4.731% (SOFRRATE + 1.070%) due 4/22/28(f)	213,802
123,000	4.577% (SOFRRATE + 0.720%) due 5/20/29(f)	122,595
234,000	6.303% (SOFRRATE + 1.790%) due 10/23/29(f)	240,787
212,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(f)	212,377
	Total Financial	16,361,735
Industrial – 3.7%
229,000EUR	Alltub Group SAS, Senior Secured Notes, 8.977% (3-Month EURIBOR + 6.500%) due 4/30/30(f)	273,831
253,000	BAE Systems PLC, Senior Unsecured Notes, 3.400% due 4/15/30(a)	240,035
191,853	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	156,520
15,590,000SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,558,343
244,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	242,853
248,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.500% due 10/16/30	241,267
	GATX Corp., Senior Unsecured Notes:
118,000	4.700% due 4/1/29	117,273
97,000	4.000% due 6/30/30	93,560
363,000	GFL Environmental Inc., Senior Secured Notes, 3.500% due 9/1/28(a)	353,555
120,000	IDEX Corp., Senior Unsecured Notes, 3.000% due 5/1/30	111,859
787,000	Ingram Micro Inc., Senior Secured Notes, 4.750% due 5/15/29(a)	770,547
106,682	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	108,295
2,282,000	LSB Industries Inc., Senior Secured Notes, 6.250% due 10/15/28(a)	2,277,399
201,000	MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	198,580
200,000	MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	198,749
80,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	80,017
214,000	New Enterprise Stone & Lime Co., Inc., Senior Unsecured Notes, 9.750% due 7/15/28(a)	214,528

See Notes to Financial Statements.
207

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
231,000	Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	$228,844
187,000	Northrop Grumman Systems Corp., Company Guaranteed Notes, 7.750% due 2/15/31	206,532
108,000	Otis Worldwide Corp., Senior Unsecured Notes, 4.488% due 5/7/29	107,175
231,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	231,278
214,000	Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	212,959
96,000	Ryder System Inc., Senior Unsecured Notes, 4.300% due 12/1/30	93,365
	Sonoco Products Co., Senior Unsecured Notes:
986,000	4.450% due 9/1/26	986,000
1,013,000	2.250% due 2/1/27	1,003,538
42,000	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	40,696
243,000	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 4.900% due 5/29/30	241,806
2,172,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,187,764
	Total Industrial	12,777,168
Technology – 2.9%
1,400,000EUR	Azerion Group NV, Senior Secured Notes, 7.824% (3-Month EURIBOR + 5.500%) due 10/2/29(f)	1,288,567
500,000EUR	Ccit Group AS, Senior Secured Notes, 10.474% (3-Month EURIBOR + 8.000%) due 5/11/29(a)(f)	601,468
186,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.500% due 2/15/31	181,288
987,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	987,182
11,481,908SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/30(b)	995,341
	Oracle Corp., Senior Unsecured Notes:
1,182,000	3.250% due 11/15/27	1,158,424
2,107,000	2.300% due 3/25/28	2,015,776
90,000	Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	90,034
58,000	Roper Technologies Inc., Senior Unsecured Notes, 4.250% due 9/15/28	57,383
2,653,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	2,654,088
	Total Technology	10,029,551
Utilities – 1.0%
265,000	American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	267,199
224,000	Black Hills Corp., Senior Unsecured Notes, 4.550% due 1/31/31	218,155
60,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	60,896
165,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	168,719
160,586	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#	149,345
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 5.700% due 1/24/30	200,307

See Notes to Financial Statements.
208

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Constellation Energy Generation LLC, Senior Unsecured Notes:
163,000	3.900% due 1/8/28	$161,408
121,000	4.550% due 6/1/29	119,904
124,000	Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	123,804
128,000	DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	128,613
	Essential Utilities Inc., Senior Unsecured Notes:
121,000	4.800% due 8/15/27	121,372
4,000	3.566% due 5/1/29	3,864
18,000	Evergy Inc., Senior Unsecured Notes, 4.250% due 3/15/29	17,734
214,000	Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	213,899
132,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	132,957
122,000	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	120,247
135,500	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	125,271
97,771	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	96,898
115,760	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	113,809
119,043	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	117,469
195,000	Niagara Mohawk Power Corp., Senior Unsecured Notes, 4.647% due 10/3/30(a)	191,476
	NiSource Inc., Senior Unsecured Notes:
212,000	5.200% due 7/1/29	214,085
55,000	4.750% due 5/18/31	54,227
	Pinnacle West Capital Corp., Senior Unsecured Notes:
52,000	4.900% due 5/15/28	52,115
55,000	4.650% due 6/1/29	54,652
199,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	202,854
32,000	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.050% due 9/15/28	31,605
88,000	Southern Power Co., Senior Unsecured Notes, 4.250% due 10/1/30	85,527
	Total Utilities	3,548,411
	TOTAL CORPORATE BONDS & NOTES (Cost – $110,625,365)	100,409,992
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%
Mortgage Securities – 13.7%
120,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A1, 3.901% due 8/10/35(a)	116,250
140,000	245 Park Avenue Trust, Series 2017-245P, Class A, 3.508% due 6/5/37(a)	138,508
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.827% (1-Month TSFR + 1.180%) due 9/15/34(a)(f)	199,750
200,000	ALA Trust, Series 2025-OANA, Class A, 5.382% (1-Month TSFR + 1.743%) due 6/15/40(a)(f)	201,000
120,348	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(f)	111,586
120,000	ARDN Mortgage Trust, Series 2025-ARCP, Class A, 5.389% (1-Month TSFR + 1.750%) due 6/15/35(a)(f)	120,187
	ARES Commercial Mortgage Trust:
190,000	Series 2024-IND, Class A, 5.331% (1-Month TSFR + 1.692%) due 7/15/41(a)(f)	190,356

See Notes to Financial Statements.
209

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
100,000	Series 2026-RTL, Class A, 4.850% (1-Month TSFR + 1.200%) due 8/15/43(a)(f)	$100,125
537,798	Aspire Mortgage Trust, Series 2026-1, Class A3, step bond to yield, 5.209% due 1/25/66(a)	529,780
	BANK:
1,087,017	Series 2017-BNK4, Class XA, 1.480% due 5/15/50(f)(i)	4,827
1,214,742	Series 2017-BNK6, Class XA, 0.854% due 7/15/60(f)(i)	4,260
211,793	Series 2019-BN24, Class ASB, 2.929% due 11/15/62	206,625
206,752	Series 2021-BN33, Class ASB, 2.218% due 5/15/64	195,027
	BANK5:
326,000	Series 2023-5YR2, Class A3, 6.656% due 7/15/56(f)	333,593
206,944	Series 2024-5YR5, Class A3, 5.702% due 2/15/29	209,197
194,762	Series 2024-5YR8, Class A1, 5.188% due 8/15/57	195,144
4,738,814	Series 2025-5YR19, Class XA, 1.337% due 12/15/58(f)(i)	201,933
590,627	Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A3, step bond to yield, 5.945% due 5/25/65(a)	587,925
	BBCMS Mortgage Trust:
129,249	Series 2024-C24, Class A1, 5.229% due 2/15/57	129,428
206,748	Series 2025-5C33, Class A1, 4.971% due 3/15/58	206,810
	Benchmark Mortgage Trust:
9,107,018	Series 2018-B4, Class XA, 0.609% due 7/15/51(f)(i)	71,916
140,860	Series 2019-B14, Class A2, 2.915% due 12/15/62	137,631
3,512,493	Series 2020-B16, Class XA, 1.025% due 2/15/53(f)(i)	84,230
235,000	Series 2024-V5, Class A3, 5.805% due 1/10/57	238,346
192,000	Series 2024-V7, Class A3, 6.228% due 5/15/56(f)	196,853
192,677	Series 2024-V8, Class A1, 5.514% due 7/15/57	193,818
245,202	Series 2025-V16, Class A1, 4.653% due 8/15/58	243,215
4,900,000	Series 2025-V19, Class XA, 1.314% due 1/15/58(f)(i)	201,528
291,833	Series 2026-B42, Class A1, 4.216% due 3/15/59	288,422
78,602	Series 2026-B43, Class A1, 4.654% due 4/15/63	77,800
243,525	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 4.981% (1-Month TSFR + 1.342%) due 3/15/41(a)(f)	243,830
	BMO Mortgage Trust:
300,000	Series 2023-5C1, Class A3, 6.534% due 8/15/56(f)	306,342
192,398	Series 2024-5C4, Class A1, 6.017% due 5/15/57	194,539
241,000	Series 2024-5C6, Class A2, 4.869% due 9/15/57	239,218
206,613	Series 2024-C9, Class A1, 5.478% due 7/15/57	207,259
200,000	BMP Commercial Mortgage Trust, Series 2024-MF23, Class A, 5.011% (1-Month TSFR + 1.372%) due 6/15/41(a)(f)	200,124
	BRAVO Residential Funding Trust:
610,526	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(f)	549,726
282,339	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	281,945
	BX Commercial Mortgage Trust:
3,493	Series 2021-21M, Class A, 4.483% (1-Month TSFR + 0.844%) due 10/15/36(a)(f)	3,492
102,336	Series 2021-ACNT, Class B, 5.003% (1-Month TSFR + 1.364%) due 11/15/38(a)(f)	102,336

See Notes to Financial Statements.
210

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
133,000	Series 2022-AHP, Class AS, 5.129% (1-Month TSFR + 1.490%) due 1/17/39(a)(f)	$133,000
136,119	Series 2024-AIRC, Class A, 5.330% (1-Month TSFR + 1.691%) due 8/15/41(a)(f)	136,630
105,298	Series 2024-MDHS, Class A, 5.281% (1-Month TSFR + 1.641%) due 5/15/41(a)(f)	105,462
194,800	Series 2024-MF, Class A, 5.081% (1-Month TSFR + 1.442%) due 2/15/39(a)(f)	195,104
62,675	Series 2025-BCAT, Class A, 5.019% (1-Month TSFR + 1.380%) due 8/15/42(a)(f)	62,792
120,000	Series 2026-ALOHA, Class A, 4.989% (1-Month TSFR + 1.350%) due 4/15/43(a)(f)	120,300
120,000	Series 2026-CSMO, Class A, 5.039% (1-Month TSFR + 1.400%) due 2/15/43(a)(f)	120,300
138,685	Series 2026-LP3, Class A, 5.019% (1-Month TSFR + 1.380%) due 4/15/43(a)(f)	139,119
103,902	Series 2026-XL6, Class A, 4.839% (1-Month TSFR + 1.200%) due 3/15/43(a)(f)	103,967
	BX Trust:
190,000	Series 2025-DIME, Class A, 4.789% (1-Month TSFR + 1.150%) due 2/15/35(a)(f)	189,514
1,431,998	Series 2025-LUNR, Class A, 5.139% (1-Month TSFR + 1.500%) due 6/15/40(a)(f)	1,434,683
117,602	Series 2025-ROIC, Class A, 4.783% (1-Month TSFR + 1.144%) due 3/15/30(a)(f)	117,383
113,725	Series 2026-CIP, Class A, 4.839% (1-Month TSFR + 1.200%) due 5/15/38(a)(f)	113,867
130,000	Series 2026-ORBT, Class A, 5.039% (1-Month TSFR + 1.400%) due 7/15/43(a)(f)	130,325
100,000	BXP Trust, Series 2017-GM, Class A, 3.379% due 6/13/39(a)	98,705
156,579	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	153,845
1,156,669	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.350% due 5/10/50(f)(i)	3,089
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.019% due 6/15/50(f)(i)	1,087
186,671	CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.039% (1-Month TSFR + 1.400%) due 10/15/37(a)(f)	187,138
	Citigroup Commercial Mortgage Trust:
209,067	Series 2017-P7, Class A3, 3.442% due 4/14/50	208,105
100,000	Series 2023-PRM3, Class A, 6.572% due 7/10/28(a)(f)	101,665
190,000	Series 2023-SMRT, Class A, 6.015% due 6/12/40(a)(f)	192,079
64,057	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(f)	57,714
457,608	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(f)	418,523
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 4.935% (1-Month TSFR + 1.296%) due 9/15/33(a)(f)	221,934
163,488	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 4.693% (SOFR30A + 1.050%) due 1/25/44(a)(f)	163,387
	Cross Mortgage Trust:
346,253	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	346,206
428,993	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	429,499
	CSAIL Commercial Mortgage Trust:
545,192	Series 2017-C8, Class XA, 1.192% due 6/15/50(f)(i)	1,359
3,064,461	Series 2017-CX10, Class XA, 0.993% due 11/15/50(f)(i)	24,397
2,894,563	Series 2018-CX12, Class XA, 0.701% due 8/15/51(f)(i)	23,230
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(a)(f)	166,394

See Notes to Financial Statements.
211

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
856,416	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 6.000% due 8/25/67(a)	$854,144
300,000	EQT Trust, Series 2026-IND1, Class A, 4.839% (1-Month TSFR + 1.200%) due 7/15/41(a)(f)	300,375
166,056	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.659% (1-Month TSFR + 1.019%) due 10/15/38(a)(f)	166,004
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
930,404	Series 4987, Class BF, 4.158% (SOFR30A + 0.514%) due 6/25/50(f)	916,361
158,135	Series 5524, Class AF, 4.843% (SOFR30A + 1.200%) due 4/25/55(f)	159,091
1,144,657	Series 5664, Class FD, 4.493% (SOFR30A + 0.850%) due 11/25/55(f)	1,143,199
1,256,545	Series 5694, Class FN, 4.543% (SOFR30A + 0.900%) due 8/25/56(f)	1,254,354
111,919	Federal National Mortgage Association (FNMA), Aces, Series 2021-M7, Class A1, 1.764% due 3/25/31(f)	107,403
	Federal National Mortgage Association (FNMA), REMICS:
378,220	Series 2018-86, Class MF, 4.058% (SOFR30A + 0.414%) due 12/25/48(f)	374,976
1,247,607	Series 2026-56, Class F, 4.393% (SOFR30A + 0.750%) due 9/25/54(f)	1,244,805
	Freddie Mac STACR REMIC Trust:
461,638	Series 2026-DNA2, Class M1, 4.843% (SOFR30A + 1.200%) due 3/25/46(a)(f)	461,637
1,775,000	Series 2026-HQA1, Class A1, 4.643% (SOFR30A + 1.000%) due 5/25/46(a)(f)	1,771,113
100,000	FS Commercial Mortgage Trust, Series 2026-PALM, Class A, 5.039% (1-Month TSFR + 1.400%) due 7/15/41(a)(f)	100,125
	Government National Mortgage Association (GNMA):
378,963	Series 2025-2, Class FW, 4.639% (SOFR30A + 1.000%) due 8/20/52(f)	379,447
1,295,692	Series 2026-100, Class FN, 4.439% (SOFR30A + 0.800%) due 6/20/56(f)	1,291,423
384,059	Series 2026-108, Class MF, 4.439% (SOFR30A + 0.800%) due 6/20/56(f)	383,137
841,815	Series 2026-61, Class KF, 4.289% (SOFR30A + 0.650%) due 4/20/56(f)	834,232
150,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.181% (1-Month TSFR + 1.542%) due 3/15/39(a)(f)	150,281
100,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(a)(f)	99,088
	GS Mortgage Securities Trust:
1,259,678	Series 2016-GS4, Class XA, 0.495% due 11/10/49(f)(i)	13
33,613	Series 2017-GS5, Class A3, 3.409% due 3/10/50	33,418
1,463,751	Series 2017-GS6, Class XA, 1.149% due 5/10/50(f)(i)	5,848
3,070,885	Series 2017-GS8, Class XA, 1.067% due 11/10/50(f)(i)	16,559
120,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.719% due 11/5/38(a)	119,778
250,050	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.125% due 11/15/48(f)(i)	3
214,326	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 5.650% due 11/25/60(a)	214,446
200,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036% due 10/13/33(a)(f)	198,571
100,000	LEX Trust, Series 2026-450, Class A, 4.989% (1-Month TSFR + 1.350%) due 3/15/43(a)(f)	100,125

See Notes to Financial Statements.
212

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
140,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(a)	$135,913
	MFA Trust:
334,860	Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	333,751
941,783	Series 2025-NQM4, Class A3, step bond to yield, 5.685% due 8/25/70(a)	933,305
939,839	Series 2026-INVR1, Class A3, step bond to yield, 5.791% due 12/25/59(a)	931,975
	Morgan Stanley Capital I Trust:
2,145,945	Series 2016-UB12, Class XA, 0.784% due 12/15/49(f)(i)	21
672,748	Series 2017-H1, Class XA, 1.386% due 6/15/50(f)(i)	3,351
51,585	Series 2021-L6, Class A2, 2.126% due 6/15/54(f)	50,944
126,158	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(f)	123,785
972,134	Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1, Class A1, 5.276% due 4/27/71(a)(f)	961,469
	New Residential Mortgage Loan Trust:
556,598	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(f)	535,738
93,931	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(f)	87,982
854,162	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	854,791
995,089	Series 2026-NQM8, Class A1, 5.564% due 8/25/66(a)(f)	990,234
895,381	Series 2026-NQM9, Class A1, 5.674% due 8/25/66(a)(f)	893,634
120,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(a)(f)	121,443
100,000	NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.032% (1-Month TSFR + 1.393%) due 10/15/40(a)(f)	100,351
100,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.455% due 11/5/41(a)(f)	97,315
80,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.849% (1-Month TSFR + 1.209%) due 11/15/38(a)(f)	80,030
	OBX Trust:
451,450	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(f)	401,243
424,003	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	424,387
435,427	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	436,456
424,751	Series 2025-NQM14, Class A3, step bond to yield, 5.618% due 7/25/65(a)	422,388
626,269	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	625,675
93,832	PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, 4.889% (1-Month TSFR + 1.250%) due 3/15/43(a)(f)	93,891
	PRKCM Trust:
1,258,603	Series 2026-AFC2, Class A1, 5.368% due 4/25/61(a)(f)	1,250,163
786,045	Series 2026-AFC3, Class A1, 5.384% due 5/1/61(a)(f)	779,688
989,420	Series 2026-AFC4, Class A1, 5.600% due 7/25/61(a)(f)	984,898
605,191	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	605,842
140,000	SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, 4.839% (1-Month TSFR + 1.200%) due 3/15/35(a)(f)	140,000
200,000	SCG Trust, Series 2025-SNIP, Class A, 5.139% (1-Month TSFR + 1.500%) due 9/15/42(a)(f)	200,805

See Notes to Financial Statements.
213

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
120,000	SCOTT Trust, Series 2023-SFS, Class AS, 6.204% due 3/10/40(a)	$120,716
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.031% (1-Month TSFR + 1.392%) due 5/15/39(a)(f)	330,206
140,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, 5.153% (1-Month TSFR + 1.514%) due 5/15/38(a)(f)	139,825
100,000	SHRN Trust, Series 2025-MF18, Class A, 4.839% (1-Month TSFR + 1.200%) due 10/15/40(a)(f)	100,000
100,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799% due 12/10/33(a)(f)	102,126
675,849	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.605% due 6/15/50(f)(i)	2,227
100,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	99,723
	Velocity Commercial Capital Loan Trust:
601,054	Series 2021-2, Class A, 1.520% due 8/25/51(a)(f)	515,260
234,718	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(f)	189,221
578,818	Series 2024-5, Class A, 5.490% due 10/25/54(a)	575,433
781,290	Series 2025-4, Class A, 5.190% due 9/25/55(a)(f)	766,700
993,461	Series 2026-3, Class A, 5.710% due 7/25/56(a)(f)	988,596
	Verus Securitization Trust:
379,485	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	338,515
35,788	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(f)	34,937
260,636	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	260,322
531,331	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	531,640
994,819	Series 2026-6, Class A1, 5.513% due 7/27/71(a)(f)	990,573
650,000	Series 2026-INV1, Class A1, 5.635% due 7/25/71(a)(f)	648,134
	Wells Fargo Commercial Mortgage Trust:
102,692	Series 2015-NXS2, Class XA, 0.000% due 7/15/58#(f)(i)	1
152,317	Series 2026-C66, Class A1, 4.893% due 4/15/59	151,433
	Total Mortgage Securities	47,112,695
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $49,711,178)	47,112,695
COLLATERALIZED LOAN OBLIGATIONS – 6.9%
Commercial MBS – 1.9%
180,000	ACREC LLC, Series 2026-FL4, Class A, 5.089% (1-Month TSFR + 1.450%) due 1/18/43(a)(f)	180,225
88,988	ACREC Ltd., Series 2021-FL1, Class AS, 5.253% (1-Month TSFR + 1.614%) due 10/16/36(a)(f)	88,831
240,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.289% (1-Month TSFR + 2.637%) due 1/20/41(a)(f)	240,900
	Arbor Realty Commercial Real Estate Notes LLC:
210,000	Series 2025-FL1, Class A, 5.006% (1-Month TSFR + 1.354%) due 1/20/43(a)(f)	210,328
122,000	Series 2026-FL1, Class A, 5.152% (1-Month TSFR + 1.500%) due 9/20/43(a)(f)	122,343
190,000	AREIT, Series 2025-CRE11, Class A, 5.189% (1-Month TSFR + 1.550%) due 7/25/43(a)(f)	190,475

See Notes to Financial Statements.
214

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
290,000	AREIT Ltd., Series 2026-CRE12, Class A, 5.000% (1-Month TSFR + 1.350%) due 2/18/44(a)(f)	$290,000
	BDS LLC:
240,000	Series 2026-FL17, Class A, 4.997% (1-Month TSFR + 1.350%) due 5/19/43(a)(f)	240,149
320,000	Series 2026-FL18, Class A, 4.947% (1-Month TSFR + 1.300%) due 2/19/44(a)(f)	320,000
	BRSP Ltd.:
277,000	Series 2024-FL2, Class A, 5.593% (1-Month TSFR + 1.945%) due 8/19/37(a)(f)	277,049
240,000	Series 2026-FL3, Class A, 5.097% (1-Month TSFR + 1.450%) due 8/19/43(a)(f)	240,300
150,000	BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.089% (1-Month TSFR + 1.450%) due 9/18/43(a)(f)	150,188
200,000	BSPRT Issuer LLC, Series 2026-FL13, Class A, 5.139% (1-Month TSFR + 1.500%) due 10/18/43(a)(f)	200,438
57,772	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 5.898% (1-Month TSFR + 2.259%) due 9/15/35(a)(f)	57,663
	BXMT Ltd.:
62,593	Series 2021-FL4, Class A, 5.054% (1-Month TSFR + 1.414%) due 5/15/38(a)(f)	62,285
240,000	Series 2026-FL6, Class A, 5.097% (1-Month TSFR + 1.450%) due 8/19/43(a)(f)	239,250
210,000	D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, 5.097% (1-Month TSFR + 1.450%) due 11/19/43(a)(f)	210,196
100,000	Dwight Issuer LLC, Series 2026-FL2, Class A, 5.039% (1-Month TSFR + 1.400%) due 1/18/44(a)(f)	100,031
	FS Rialto:
55,274	Series 2021-FL2, Class A, 5.224% (1-Month TSFR + 1.584%) due 5/16/38(a)(f)	55,198
146,849	Series 2021-FL3, Class A, 5.254% (1-Month TSFR + 1.614%) due 11/16/36(a)(f)	146,963
230,000	FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.097% (1-Month TSFR + 1.450%) due 1/19/44(a)(f)	230,359
100,000	GS REFT Issuer Ltd., Series 2026-FL1, Class A, 5.147% (1-Month TSFR + 1.500%) due 10/19/43(a)(f)	100,156
	INCREF LLC:
250,000	Series 2025-FL1, Class A, 5.376% (1-Month TSFR + 1.728%) due 10/19/42(a)(f)	250,313
240,000	Series 2026-FL2, Class A, 5.097% (1-Month TSFR + 1.450%) due 12/19/43(a)(f)	240,374
290,000	Series 2026-FL3, Class A, 5.047% (1-Month TSFR + 1.400%) due 1/19/44(a)(f)	290,180
220,000	KREF Ltd., Series 2021-FL2, Class B, 5.404% (1-Month TSFR + 1.764%) due 2/15/39(a)(f)	218,036
250,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.202% (1-Month TSFR + 1.550%) due 7/21/43(a)(f)	250,077
230,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.089% (1-Month TSFR + 1.450%) due 8/18/42(a)(f)	230,359
250,000	MF1, Series 2024-FL15, Class A, 5.327% (1-Month TSFR + 1.688%) due 8/18/41(a)(f)	250,548
	MF1 LLC:
240,000	Series 2026-FL21, Class A, 4.989% (1-Month TSFR + 1.350%) due 2/18/41(a)(f)	240,074
200,000	Series 2026-FL22, Class A, 5.039% (1-Month TSFR + 1.400%) due 11/18/43(a)(f)	200,312

See Notes to Financial Statements.
215

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Commercial MBS – (continued)
	MF1 Ltd.:
330,000	Series 2021-FL7, Class AS, 5.203% (1-Month TSFR + 1.564%) due 10/16/36(a)(f)	$329,839
32,941	Series 2022-FL8, Class A, 4.997% (1-Month TSFR + 1.350%) due 2/19/37(a)(f)	32,931
160,000	PFP Ltd., Series 2026-13, Class A, 5.139% (1-Month TSFR + 1.500%) due 8/18/43(a)(f)	160,400
	Total Commercial MBS	6,646,770
Other ABS – 5.0%
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.103% (3-Month TSFR + 1.370%) due 1/22/38(a)(f)	500,822
500,000	Benefit Street Partners CLO 46 Ltd., Series 2025-46A, Class A, 5.020% (3-Month TSFR + 1.210%) due 1/25/39(a)(f)	499,975
500,000	Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R2, 5.233% (3-Month TSFR + 1.230%) due 7/15/37(a)(f)	500,749
500,000	Captree Park CLO Ltd., Series 2024-1A, Class A1R, 4.929% (3-Month TSFR + 1.200%) due 7/20/37(a)(f)	499,976
1,000,000	Carlyle US CLO Ltd., Series 2023-3A, Class A1R, 4.983% (3-Month TSFR + 1.230%) due 10/15/38(a)(f)	1,000,411
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class AR, 5.049% (3-Month TSFR + 1.320%) due 4/20/37(a)(f)	500,909
	CIFC Funding Ltd.:
500,000	Series 2017-1A, Class AR3, 4.934% (3-Month TSFR + 1.200%) due 4/21/37(a)(f)	500,482
1,000,000	Series 2017-3A, Class AR2, 4.929% (3-Month TSFR + 1.200%) due 4/20/37(a)(f)	999,566
500,000	Columbia Cent CLO 33 Ltd., Series 2024-33A, Class A1R, 4.989% (3-Month TSFR + 1.260%) due 4/20/37(a)(f)	500,343
1,000,000	Dryden 115 CLO Ltd., Series 2024-115A, Class A1R, 4.939% (3-Month TSFR + 1.210%) due 4/18/37(a)(f)	1,000,317
500,000	Dryden 83 CLO Ltd., Series 2020-83A, Class AR2, 4.939% (3-Month TSFR + 1.210%) due 4/18/37(a)(f)	499,979
1,421,000	Flatiron RR CLO 22 LLC, Series 2021-2A, Class AR, 4.663% (3-Month TSFR + 0.910%) due 10/15/34(a)(f)	1,419,786
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 4.991% (3-Month TSFR + 1.250%) due 4/14/38(a)(f)	500,198
1,000,000	Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class AR2, 4.929% (3-Month TSFR + 1.200%) due 7/20/36(a)(f)	1,000,336
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.315% (3-Month TSFR + 1.472%) due 1/30/35(a)(f)	500,205
1,000,000	Madison Park Funding LVIII Ltd., Series 2024-58A, Class AR, 5.020% (3-Month TSFR + 1.210%) due 4/25/37(a)(f)	999,954
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 5.134% (3-Month TSFR + 1.400%) due 7/21/38(a)(f)	1,002,237
500,000	Marble Point CLO XVII Ltd., Series 2020-1A, Class AR2, 4.963% (3-Month TSFR + 1.240%) due 7/20/37(a)(f)	499,982
1,000,000	OCP CLO Ltd., Series 2024-31A, Class AR, 4.879% (3-Month TSFR + 1.150%) due 4/20/39(a)(f)	998,945
1,000,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class AR, 4.719% (3-Month TSFR + 0.990%) due 7/20/34(a)(f)	999,034

See Notes to Financial Statements.
216

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
COLLATERALIZED LOAN OBLIGATIONS – (continued)
Other ABS – (continued)
1,000,000	Palmer Square CLO Ltd., Series 2018-1A, Class A1R2, 4.939% (3-Month TSFR + 1.210%) due 4/18/37(a)(f)	$999,957
117,691	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.241% (3-Month TSFR + 1.512%) due 10/20/31(a)(f)	117,693
500,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1R, 4.919% (3-Month TSFR + 1.190%) due 1/20/37(a)(f)	499,979
500,000	Unity-Peace Park CLO Ltd., Series 2022-1A, Class A1R, 4.789% (3-Month TSFR + 1.060%) due 4/20/35(a)(f)	500,335
	Total Other ABS	17,042,170
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $23,666,308)	23,688,940
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 6.0%
U.S. GOVERNMENT OBLIGATIONS – 6.0%
1,341,344	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/27	1,339,570
	U.S. Treasury Inflation Indexed Notes:
1,750,500	0.125% due 4/15/27	1,722,986
1,364,094	1.625% due 10/15/27	1,357,182
1,197,360	0.750% due 7/15/28	1,170,410
1,199,330	2.375% due 10/15/28	1,208,314
	U.S. Treasury Notes:
665,000	4.125% due 6/30/28	662,506
2,299,000	3.500% due 1/15/29	2,253,738
3,600,000	3.625% due 10/31/30	3,484,547
8,500,000	0.875% due 11/15/30	7,336,231
	TOTAL U.S. GOVERNMENT OBLIGATIONS	20,535,484
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $20,704,188)	20,535,484
SENIOR LOANS – 4.6%
United Kingdom – 0.7%
2,606,959	888 Holdings PLC, 9.019% (6-Month USD-SOFR + 5.250%) due 7/3/28(f)	2,593,925
United States – 3.9%
2,899,000	Cablevision of Litchfield LLC, 9.000% due 11/25/28	2,902,624
2,283,231	Discovery Global Holdings Inc., 6.186% (1-Month USD-SOFR + 2.500%) due 6/3/33(f)	2,287,683
1,238,000	Gogo Intermediate Holdings LLC, 7.551% (1-Month USD-SOFR + 3.750%) due 4/30/28(f)	1,060,421
2,787,013	Marelli North America Inc., 11.640% (1-Month USD-SOFR + 8.000%) due 12/31/26(f)	2,810,229
1,234,905	NRG Energy Inc., 5.436% (1-Month USD-SOFR + 1.750%) due 4/28/33(f)	1,232,929
888,000	OPI WF Borrower LLC, 9.150% (1-Month USD-SOFR + 5.500%) due 1/29/27(f)	884,297
2,079,000	Sable Offshore Corp., due 12/15/28(j)	2,037,420
	Total United States	13,215,603
	TOTAL SENIOR LOANS (Cost – $15,746,402)	15,809,528

See Notes to Financial Statements.
217

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 4.2%
Automobile ABS – 1.0%
135,320	Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.140% due 7/16/29	$135,201
	AmeriCredit Automobile Receivables Trust:
1,431	Series 2026-1, Class A1, 3.986% due 3/18/27(a)	1,431
200,000	Series 2026-1, Class A2, 4.030% due 4/18/29(a)	199,760
243,425	AutoNation Finance Trust, Series 2026-2A, Class A1, 3.961% due 6/15/27(a)	243,419
173,682	CarMax Auto Owner Trust, Series 2026-1, Class A2A, 3.870% due 4/16/29	173,322
	CarMax Select Receivables Trust:
275,163	Series 2026-B, Class A1, 4.020% due 6/15/27	275,152
250,000	Series 2026-B, Class A2, 4.350% due 4/16/29	249,909
300,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A4, 4.310% due 9/10/30	297,977
157,598	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	158,460
992,000	Hertz Vehicle Financing III LLC, Series 2025-1A, Class A, 4.910% due 9/25/29(a)	982,898
	Santander Drive Auto Receivables Trust:
250,000	Series 2024-5, Class C, 4.780% due 1/15/31	250,185
397,000	Series 2025-4, Class A3, 4.170% due 4/15/30	395,894
	Total Automobile ABS	3,363,608
Home Equity ABS – 0.1%
472,119	GS Mortgage-Backed Securities Trust, Series 2026-CES3, Class A1A, step bond to yield, 5.358% due 9/25/56(a)	468,505
Other ABS – 2.8%
119,677	Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.450% due 10/15/30(a)	119,708
250,000	Affirm Master Trust, Series 2026-3A, Class A, 4.780% due 8/15/34(a)	249,392
9,352	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	8,762
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	500,534
246,146	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	235,987
400,000	Cherry Securitization Trust, Series 2026-1A, Class A, 5.430% due 1/17/34(a)	398,942
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	496,618
374,000	DB Master Finance LLC, Series 2026-1A, Class A2I, 5.200% due 5/20/56(a)	369,300
470,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	466,551
	GreenSky Home Improvement Issuer Trust:
69,405	Series 2025-3A, Class A1, 4.340% due 12/27/60(a)	69,359
250,000	Series 2026-A, Class A1, 4.670% due 12/15/70(a)	249,531
60,432	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	59,959
305,153	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% due 10/15/46(a)	290,606
798,319	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604% due 9/20/65(a)	799,587

See Notes to Financial Statements.
218

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	$249,388
182,080	Marlette Funding Trust, Series 2025-1A, Class B, 4.950% due 7/16/35(a)	182,372
	Pagaya AI Debt Grantor Trust:
227,015	Series 2025-2, Class B, 5.329% due 10/15/32(a)	226,605
368,258	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	368,620
	RCKTL:
82,072	Series 2025-2A, Class A, 4.480% due 11/27/34(a)	82,098
250,000	Series 2025-2A, Class C, 4.950% due 11/27/34(a)	248,649
	Reach ABS Trust:
96,526	Series 2025-2A, Class A, 4.930% due 8/18/32(a)	96,664
98,956	Series 2026-1A, Class A, 4.320% due 2/15/33(a)	98,897
387,222	Series 2026-2A, Class A, 4.340% due 2/15/35(a)	386,835
237,097	RKTL, Series 2026-2A, Class A, 4.330% due 5/25/35(a)	236,699
223,913	Sierra Timeshare Receivables Funding LLC, Series 2026-1A, Class A, 4.560% due 12/22/42(a)	220,713
306,157	SLAM Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	301,737
	SoFi Consumer Loan Program Trust:
62,931	Series 2025-1, Class A, 4.800% due 2/27/34(a)	63,031
250,000	Series 2025-2, Class B, 4.970% due 6/25/34(a)	250,474
60,868	Series 2025-3, Class A, 4.470% due 8/15/34(a)	60,862
79,677	Series 2025-4, Class A, 4.240% due 8/25/35(a)	79,590
266,555	Series 2026-1, Class A, 4.060% due 12/26/35(a)	265,625
319,388	Series 2026-2, Class A, 4.270% due 3/25/36(a)	318,842
346,021	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	346,274
	Upgrade Master Pass-Thru Trust:
81,885	Series 2025-ST7, Class A, 4.546% due 11/15/32(a)	81,894
350,000	Series 2026-ST4, Class A, 4.541% due 10/15/35(a)	349,795
	Upstart Securitization Trust:
28,365	Series 2024-1, Class A, 5.330% due 11/20/34(a)	28,389
77,778	Series 2025-1, Class A, 5.450% due 4/20/35(a)	77,944
106,740	Series 2025-3, Class A2, 4.600% due 9/20/35(a)	106,682
	UPSTART Securitization Trust:
230,326	Series 2026-1, Class A2, 4.300% due 3/20/36(a)	229,752
207,930	Series 2026-3, Class A1, 4.249% due 6/20/27(a)	207,919
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	204,359
	Total Other ABS	9,685,545
Student Loan ABS – 0.2%
88,727	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	79,052
	Navient Private Education Refi Loan Trust:
28,850	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	27,022
197,924	Series 2022-A, Class A, 2.230% due 7/15/70(a)	179,392

See Notes to Financial Statements.
219

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Student Loan ABS – (continued)
244,704	Navient Refinance Loan Trust, Series 2026-B, Class A, 5.070% due 6/15/56(a)	$243,692
	Total Student Loan ABS	529,158
WL Collateral CMO – 0.1%
341,940	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 5.620% (1-Month TSFR + 1.914%) due 7/25/33(f)	337,769
	TOTAL ASSET-BACKED SECURITIES (Cost – $14,384,266)	14,384,585
MORTGAGE-BACKED SECURITIES – 1.3%
FHLMC – 0.6%
	Freddie Mac Pool:
359,796	5.000% due 10/1/45	353,971
774,946	5.000% due 6/1/53	751,999
500,811	5.500% due 7/1/53	499,156
376,230	5.500% due 2/1/55	376,121
	TOTAL FHLMC	1,981,247
FNMA – 0.7%
	Federal National Mortgage Association (FNMA) Pool:
327,489	5.000% due 8/1/43	323,419
327,144	5.500% due 8/1/45	330,222
375,698	5.500% due 2/1/55	374,328
289,753	5.500% due 4/1/55	287,388
496,380	6.000% due 6/1/55	506,786
617,202	6.000% due 6/1/56	628,025
	TOTAL FNMA	2,450,168
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $4,494,336)	4,431,415
SOVEREIGN BONDS – 0.4%
Chile – 0.1%
200,000	Chile Government International Bond, 4.350% due 4/13/31	194,490
Costa Rica – 0.1%
200,000	Costa Rica Government International Bond, 6.125% due 2/19/31	204,986
Dominican Republic – 0.0%
150,000	Dominican Republic International Bond, 5.500% due 2/22/29	149,925
Guatemala – 0.1%
200,000	Guatemala Government Bond, 5.250% due 8/10/29	198,824
Hungary – 0.0%
200,000	Hungary Government International Bond, 2.125% due 9/22/31	172,247
Morocco – 0.1%
200,000	Morocco Government International Bond, 2.375% due 12/15/27	193,546
Peru – 0.0%
150,000	Peruvian Government International Bond, 2.844% due 6/20/30	139,800
	TOTAL SOVEREIGN BONDS (Cost – $1,266,477)	1,253,818

See Notes to Financial Statements.
220

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 18.4%
1,309,977	iShares Core 1-5 Year USD Bond (Cost – $61,827,800)	$62,878,896
COMMON STOCKS – 7.1%
BASIC MATERIALS – 0.0%
Mining – 0.0%
7,396,519	Impala Platinum Holdings Ltd.*(d)(e)	—
COMMUNICATIONS – 0.0%
Internet – 0.0%
438,406,339	Go North Group AB*(d)(e)	—
CONSUMER NON-CYCLICAL – 0.0%
Biotechnology – 0.0%
546,425	Magle Chemoswed Holding AB*(d)	22,253
Healthcare–Services – 0.0%
161,689	UpHealth Inc.*(d)(e)	—
Pharmaceuticals – 0.0%
6,449,526	Cannabist Co. Holdings Inc.*(d)	—
	TOTAL CONSUMER NON-CYCLICAL	22,253
DIVERSIFIED – 7.1%
Holding Companies-Diversified – 7.1%
18,800	AI Infrastructure Acquisition Corp., Class A Shares*	192,136
35,000	AmperCap Acquisition Co., Class U Shares*	350,000
34,000	APEX Tech Acquisition Inc.*	341,700
94,300	Apex Treasury Corp., Class A Shares*	954,316
200,000	ARC Group Acquisition I Corp.*(d)	1,994,000
30,000	Armada Acquisition Corp. III, Class A Shares*	301,500
8,000	Blueport Acquisition Ltd., Class A Shares*	81,480
68,800	Cal Redwood Acquisition Corp., Class A Shares*(d)	713,456
20,534	Cantor Equity Partners I Inc., Class A Shares*	220,843
52,635	Crown Reserve Acquisition Corp. I, Class A Shares*	536,877
26,300	Drugs Made In America Acquisition II Corp.*	266,682
35,000	Harvard Ave Acquisition Corp., Class A Shares*	357,350
138,465	JAB Acquisition Corp. I, Class A Shares*	1,378,419
102,102	Jackson Acquisition Co. II, Class A Shares*(d)	1,094,533
67,000	K2 Capital Acquisition Corp., Class A Shares*(d)	676,030
200,000	Oceanhawk Acquisition Corp., Class A Shares*(d)	1,993,000
39,246	OTG Acquisition Corp. I, Class A Shares*	401,094
15,000	Paloma Acquisition Corp. I, Class A Shares*(d)	149,700
52,000	Peace Acquisition Corp.*(d)	519,480
100,000	Plutonian Acquisition Corp. II, Class A Shares*(d)	1,005,000
63,658	Republic Digital Acquisition Co., Class A Shares*	662,680
137,200	Roman DBDR Acquisition Corp. II*	1,461,180
62,000	RRE Ventures Acquisition Corp., Class A Shares*(d)	614,420
135,000	Siddhi Acquisition Corp., Class A Shares*(d)	1,417,500
93,797	Sizzle Acquisition Corp. II, Class A Shares*	982,055

See Notes to Financial Statements.
221

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Shares/Units	Security	Value
DIVERSIFIED – (continued)
Holding Companies-Diversified – (continued)
63,760	Solarius Capital Acquisition Corp., Class A Shares*(d)	$657,366
139,000	SPACSphere Acquisition Corp., Class A Shares*	1,403,900
129,696	Titan Acquisition Corp., Class A Shares*	1,360,511
39,000	Vernal Capital Acquisition Corp.*(d)	390,780
65,883	Wen Acquisition Corp., Class A Shares*	683,207
10,300	Westin Acquisition Corp., Class A Shares*	104,648
30,000	White Pearl Acquisition Corp., Class A Shares*(d)	300,900
34,000	XFLH Capital Corp.*	341,360
29,000	Xsolla SPAC 1, Class A Shares*(d)	288,840
	Total Holding Companies-Diversified	24,196,943
	TOTAL DIVERSIFIED	24,196,943
	TOTAL COMMON STOCKS (Cost – $24,797,204)	24,219,196
PREFERRED STOCK – 0.4%
FINANCIAL – 0.4%
Investment Companies – 0.4%
56,213	Runway Growth Finance Corp., 9.000% (Cost – $1,405,325)	1,428,934
RIGHT – 0.0%
138,465	JAB Acquisition Corp. I* (Cost – $16,524)	20,770
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
138,465	JAB Acquisition Corp. I*(d)	6,231
43,327	Leafly Holdings Inc.*@(d)(e)	—
	Total Holding Companies-Diversified	6,231
	TOTAL DIVERSIFIED	6,231
	TOTAL WARRANTS (Cost – $6,120)	6,231
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $328,651,493)	316,180,484
Face Amount
SHORT-TERM INVESTMENTS – 6.8%
COMMERCIAL PAPERS – 3.8%
$ 2,330,000	DENTSPLY SIRONA Inc., 4.500% due 10/13/26(a)(k)	2,317,615
	Genuine Parts Co.:
874,000	4.478% due 9/21/26(a)(k)	871,757
613,000	4.468% due 9/22/26(a)(k)	611,351
1,260,000	4.475% due 10/5/26(a)(k)	1,254,571
2,664,000	Gildan Activewear Inc., 4.321% due 9/23/26(a)(k)	2,656,835
2,218,000	Keurig Dr Pepper Inc., 4.321% due 9/9/26(a)(k)	2,215,707
1,877,000	TELUS Corp., 4.519% due 10/16/26(a)(k)	1,866,821

See Notes to Financial Statements.
222

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – (continued)
COMMERCIAL PAPERS – (continued)
$1,266,000	Videotron Ltd., 4.230% due 10/6/26(k)	$1,260,550
	TOTAL COMMERCIAL PAPERS (Cost – $13,056,125)	13,055,207
TIME DEPOSITS – 3.0%
8,893,916	Citibank – New York, 2.980% due 9/1/26	8,893,916
1,247,626	Skandinaviska Enskilda Banken AB – Stockholm, 2.980% due 9/1/26	1,247,626
	TOTAL TIME DEPOSITS (Cost – $10,141,542)	10,141,542
	TOTAL SHORT-TERM INVESTMENTS (Cost – $23,197,667)	23,196,749
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.6%
MONEY MARKET FUND – 1.6%
5,449,521	Federated Government Obligations Fund, Premier Class, 3.591%(l) (Cost – $5,449,521)	5,449,521
	TOTAL INVESTMENTS – 100.7% (Cost – $357,298,681)	344,826,754
	Liabilities in Excess of Other Assets – (0.7)%	(2,260,635)
	TOTAL NET ASSETS – 100.0%	$342,566,119

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $122,566,064 and represents 35.78% of net assets.

(b)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(c)	All or a portion of this security is on loan (See Note 5).
(d)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $21,581,737 and represents 6.30% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2026.
(g)	Security is currently in default.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Interest only security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
See Notes to Financial Statements.
223

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(continued)
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$—	$—	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	5,466,400	1.60%
			$5,466,400	1.60%

*	Position represents less than 0.005%
Abbreviations used in this schedule:
CLO	—
Collateralized Loan Obligation
CMT	—
Constant Maturity Treasury Index
EURIBOR	—
Euro Interbank Offered Rate
LLC	—
Limited Liability Company
LP	—
Limited Partnership
MFA	—
Mortgage Finance Authority
NIBOR	—
Norwegian Interbank Offered Rate
PLC	—
Public Limited Company
REMICS	—
Real Estate Mortgage Investment Conduit
SARL	—
Société à Responsabilité Limitée
SOFR	—
Secured Overnight Financing Rate
STIBOR	—
Stockholm Interbank Offered Rate
TSFR	—
CME Term SOFR Reference Rate
Summary of Investments by Security Type^

Corporate Bonds & Notes	29.1%
Exchange Traded Fund (ETF)	18.2
Collateralized Mortgage Obligations	13.6
Common Stocks	7.0
Collateralized Loan Obligations	6.9
U.S. Government Agencies & Obligations	6.0
Senior Loans	4.6
Asset-Backed Securities	4.2
Mortgage-Backed Securities	1.3
Preferred Stock	0.4
Sovereign Bonds	0.4
Right	0.0*
Warrants	0.0*
Short-Term Investments	6.7
Money Market Fund	1.6
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%
See Notes to Financial Statements.
224

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Low Duration Fixed Income Fund(concluded)
At August 31, 2026, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Norwegian Krone	220,000	BBH	$23,543	9/15/26	$697	$—	$697
Contracts to Sell:
Euro	5,720,000	BBH	$6,648,024	9/15/26	$—	$(93,688)	$(93,688)
Norwegian Krone	10,530,000	BBH	1,126,875	9/15/26	—	(50,026)	(50,026)
Swedish Krona	37,610,000	BBH	3,930,231	9/15/26	—	(16,585)	(16,585)
Swedish Krona	120,350	BBH	12,577	9/15/26	55	—	55
Swedish Krona	3,060,000	BBH	319,769	9/15/26	—	(287)	(287)
					$55	$(160,586)	$(160,531)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$752	$(160,586)	$(159,834)
Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	— Euro
NOK	— Norwegian Krone
SEK	— Swedish Krona
See Notes to Financial Statements.
225

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 71.4%
Albania – 0.2%
1,500,000EUR	Banka Kombetare Tregtare, Company Guaranteed Notes, 7.706% (1-Year EURIBOR ICE Swap Rate + 4.896%) due 4/23/32(a)	$1,797,241
Argentina – 0.6%
650,000	Banco Macro SA, Senior Unsecured Notes, 8.000% due 1/28/31(b)	669,825
1,677,000	Empresa Distribuidora Y Comercializadora Norte, Senior Unsecured Notes, 9.500% due 4/28/33(b)	1,651,007
700,000	Pampa Energia SA, Senior Unsecured Notes, 7.750% due 11/14/37(b)(c)	702,526
700,000	Vista Energy Argentina SAU, Senior Unsecured Notes, 7.875% due 4/8/38(b)	714,959
700,000	YPF SA, Senior Unsecured Notes, step bond to yield, 7.000% due 9/30/33	700,368
	Total Argentina	4,438,685
Australia – 0.1%
200,000	Fortescue Treasury Pty Ltd., Senior Unsecured Notes, 6.125% due 4/15/32(b)	202,215
300,000	Hillgrove Mines Pty Ltd., Senior Secured Notes, 12.000% due 8/1/29	311,250
222,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(b)	228,371
	Total Australia	741,836
Austria – 0.0%
200,000EUR	Lenzing AG, Subordinated Notes, 9.000% (3-Year EURIBOR ICE Swap Rate + 12.105%)(a)(d)	238,487
Bahamas – 0.1%
350,000	Intercorp Peru Ltd., Senior Unsecured Notes, 5.600% due 7/16/33(b)(c)	349,390
Bermuda – 1.0%
242,989	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30#(b)	2,658
628,000	Enstar Group Ltd., Junior Subordinated Notes, 6.693% (SOFRRATE + 2.540%) due 7/15/37(a)(b)	610,852
751,000	Golar LNG Ltd., Senior Unsecured Notes, 7.500% due 10/2/30(b)	769,956
3,125,000	Mcdermott International Ltd., Senior Secured Notes, 10.500% due 7/16/31(b)	3,218,750
850,000	Seadrill Finance Ltd., Company Guaranteed Notes, 6.750% due 7/15/34(b)	833,229
875,000	SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30(b)	831,193
650,000	Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(b)	681,962
	Total Bermuda	6,948,600
Brazil – 0.3%
2,105,100	Geometrica Par Investimentos SA, Senior Secured Notes, 7.500% due 12/31/31	2,139,424
British Virgin Islands – 0.4%
1,200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,225,577
1,325,500	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,336,919
	Total British Virgin Islands	2,562,496
Canada – 1.7%
750,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(b)	776,250
300,000	Bombardier Inc., Senior Unsecured Notes, 7.450% due 5/1/34(b)	328,935
1,943,000	Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(b)	1,831,140

See Notes to Financial Statements.
226

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
6,647,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.250% due 12/31/28(e)	$2,991,150
500,000	Frontera Energy Corp., Company Guaranteed Notes, 7.875% due 6/21/28	499,500
200,000	Parex Resources Inc., Company Guaranteed Notes, 8.500% due 5/11/31(b)	206,153
2,500,000	Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,606,250
	Rogers Communications Inc., Subordinated Notes:
100,000	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(a)	100,741
450,000	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(a)	453,087
2,182,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(b)	2,117,014
450,000	Vermilion Energy Inc., Senior Unsecured Notes, 7.250% due 2/15/33(b)	451,356
	Total Canada	12,361,576
Cayman Islands – 2.4%
	Banco Mercantil del Norte SA/Grand Cayman, Junior Subordinated Notes:
1,450,000	8.375% (5-Year CMT Index + 4.072%)(a)(b)(d)	1,484,438
550,000	8.450% (5-Year CMT Index + 4.009%)(a)(d)	563,063
150,000	8.450% (5-Year CMT Index + 4.009%)(a)(b)(d)	137,987
2,717,919	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34#	2,217,360
848,000	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(b)	858,830
1,565,000	CHC Group LLC, Senior Secured Notes, 11.750% due 9/1/30(b)	1,330,250
2,200,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(d)	1,997,380
750,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	714,353
750,000	Energuate Trust 2 0, Senior Unsecured Notes, 6.350% due 9/15/35	735,262
390,000	Ittihad International II Ltd., Company Guaranteed Notes, 7.375% due 11/13/30(b)	392,726
2,631,482	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	2,671,270
1,839,600	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36#	1,391,197
2,307,000	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(b)	2,276,286
1,000,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.000% (5-Year CMT Index + 2.431%) due 2/25/56(a)	990,650
	Total Cayman Islands	17,761,052
Chile – 1.5%
750,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	716,588
1,400,000	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(b)	1,372,504
2,600,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	2,210,000
1,819,972	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28#(b)	1,692,574
1,100,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.000% due 9/30/29	1,036,021
1,076,000	DB Terra Chile HoldCo SpA, Company Guaranteed Notes, 7.950% due 4/20/31(b)	1,072,202
182,350	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	167,306
1,050,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.700% (5-Year CMT Index + 2.834%) due 12/9/57(a)(c)	1,014,720

See Notes to Financial Statements.
227

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Chile – (continued)
	WOM Chile Holdco SpA, Unsecured Notes:
1,738,474	5.000% due 4/1/32(b)(f)	$1,544,460
93,627	5.000% due 4/1/32(f)	83,178
	Total Chile	10,909,553
Colombia – 1.3%
800,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%)(a)(d)	758,740
	Banco Davivienda SA, Subordinated Notes:
800,000	8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)(b)	836,320
500,000	8.125% (5-Year CMT Index + 4.588%) due 7/2/35(a)	522,700
1,350,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	1,061,863
1,300,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,191,644
596,080	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	606,988
4,352,000	Grupo Nutresa SA, Subordinated Notes, 7.875% (5-Year CMT Index + 4.103%)(a)(b)(d)	4,296,730
	Total Colombia	9,274,985
Estonia – 0.1%
600,000EUR	Orien Trade OU, Senior Secured Notes, 9.291% (3-Month EURIBOR + 7.000%) due 6/30/29(a)	707,574
France – 1.0%
2,954,000EUR	CAB SELAS, Senior Secured Notes, 7.750% due 8/9/31(b)	3,500,762
3,142,000EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	2,886,206
513,000	Viridien, Senior Secured Notes, 10.000% due 10/15/30(b)	541,117
	Total France	6,928,085
Germany – 1.8%
391,000EUR	Booster Precision Components GmbH, Senior Secured Notes, 11.554% (3-Month EURIBOR + 9.000%) due 11/28/26(a)	183,944
715,000	Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(b)	648,862
200,000EUR	DSI Holding GmbH, Senior Secured Notes, 8.136% (3-Month EURIBOR + 5.750%) due 9/22/29(a)(b)	232,330
2,291,000EUR	Duran Life Science Holding GmbH, Senior Secured Notes, 9.073% (3-Month EURIBOR + 6.500%) due 5/31/30(a)	2,532,101
	IHO Verwaltungs GmbH, Senior Secured Notes:
400,000	7.750% due 11/15/30(b)(f)	414,846
300,000	8.000% due 11/15/32(b)(f)	317,096
1,961,000EUR	JDC Group AG, Senior Secured Notes, 7.054% (3-Month EURIBOR + 4.500%) due 8/28/29(a)(b)	2,259,991
1,000,000EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.490% (3-Month EURIBOR + 7.000%) due 2/13/29(a)(b)	1,125,619
1,305,000EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.557% (3-Month EURIBOR + 7.000%) due 8/29/29(a)	1,568,789
1,600,000EUR	Muehlhan Holding GmbH, Senior Secured Notes, 8.331% (3-Month EURIBOR + 5.900%) due 5/15/30(a)(b)	1,904,147

See Notes to Financial Statements.
228

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Germany – (continued)
2,941,000EUR	Platform Group SE & Co. KGaA, Company Guaranteed Notes, 8.875% due 7/11/28	$1,462,523
443,000EUR	smava GmbH, Senior Secured Notes, 9.507% (3-Month EURIBOR + 7.000%) due 5/22/29(a)	529,905
	Total Germany	13,180,153
Gibraltar – 0.9%
	888 Acquisitions Ltd., Senior Secured Notes:
668,000EUR	7.931% (3-Month EURIBOR + 5.500%) due 7/15/28(a)	783,116
3,108,000GBP	10.750% due 5/15/30	4,258,760
1,370,000EUR	8.000% due 9/30/31(b)	1,611,168
	Total Gibraltar	6,653,044
Guatemala – 0.1%
	Industrial Subordinated Trust 2 0, Subordinated Notes:
500,000	6.550% (5-Year CMT Index + 2.864%) due 4/15/36(a)	500,250
400,000	6.550% (5-Year CMT Index + 2.864%) due 4/15/36(a)(b)	400,200
	Total Guatemala	900,450
India – 1.5%
2,000,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	1,879,323
1,715,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,584,942
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
1,600,000	3.100% due 2/2/31	1,435,229
400,000	5.000% due 8/2/41	344,773
726,750	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	619,703
1,651,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	1,477,224
2,337,375	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,160,926
1,350,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	1,339,586
	Total India	10,841,706
Indonesia – 0.5%
400,000	Bank Negara Indonesia Persero Tbk PT, Junior Subordinated Notes, 7.150% (5-Year CMT Index + 3.260%)(a)(d)	399,213
800,000	Indofood CBP Sukses Makmur Tbk PT, Senior Unsecured Notes, 3.398% due 6/9/31	727,717
	Pertamina Persero PT, Senior Unsecured Notes:
600,000	2.300% due 2/9/31	527,035
1,150,000	5.625% due 5/20/43	1,044,073
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes:
400,000	3.875% due 7/17/29	384,914
500,000	5.250% due 10/24/42	428,806
	Total Indonesia	3,511,758

See Notes to Financial Statements.
229

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Ireland – 0.1%
2,716,981	Priority 1 Issuer Logistics DAC, Senior Secured Notes, 12.625% due 11/19/27(f)	$901,297
	Total Ireland	901,297
Italy – 0.7%
665,000EUR	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30	763,144
1,709,000EUR	EVOCA SpA, Senior Secured Notes, 7.563% (3-Month EURIBOR + 5.250%) due 4/9/29(a)	1,725,288
	Gruppo San Donato SpA, Senior Secured Notes:
560,000EUR	6.500% due 10/31/31(b)	637,560
100,000EUR	6.500% due 10/31/31	113,850
	Multiversity SpA, Senior Secured Notes:
144,000EUR	6.695% (3-Month EURIBOR + 4.250%) due 5/17/31(a)	160,066
202,000EUR	7.125% due 5/17/31	224,808
1,436,000EUR	Zenita Group SpA, Senior Secured Notes, 7.541% (3-Month EURIBOR + 5.250%) due 12/31/32(a)	1,465,451
	Total Italy	5,090,167
Japan – 0.0%
300,000	Rakuten Group Inc., Senior Unsecured Notes, 9.750% due 4/15/29(b)	327,003
Jersey, Channel Islands – 0.5%
500,000	Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(a)	504,245
1,341,000GBP	TVL Finance PLC, Senior Secured Notes, 10.250% due 4/28/28	1,754,049
1,087,552GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	1,367,251
	Total Jersey, Channel Islands	3,625,545
Kazakhstan – 0.0%
211,000	ForteBank JSC, Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.188%)(a)(b)(d)(g)	216,330
Luxembourg – 3.8%
1,241,863	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,269,238
700,000	Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 7.000% due 5/21/30(b)	723,765
2,720,000	Auna SA/Oncosalud SAC, Senior Secured Notes, 8.750% due 11/6/32(b)	2,737,000
	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes:
1,067,958	5.672% due 10/20/35	1,073,223
970,871	5.672% due 10/20/35(b)	975,657
1,501,500	Chile Electricity Lux Mpc SARL, Government Guaranteed Notes, 6.010% due 1/20/33	1,535,344
1,800,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	1,131,642
1,750,000	Draslovka Delta SARL, Senior Secured Notes, 11.000% due 2/20/30(b)	1,620,172
1,857,000EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	644,766
500,000	FS Luxembourg SARL, Company Guaranteed Notes, 8.125% due 2/11/36(b)(c)	442,538
2,250,000	Giga Mais Fibra Luxembourg SARL, Senior Secured Notes, 11.950% due 2/25/32(b)	2,238,750

See Notes to Financial Statements.
230

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
739,284	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	$713,090
1,198,000	Herens Holdco SARL, Senior Secured Notes, 4.750% due 5/15/28(b)	1,053,807
750,000	J&F LUXEMBOURG FINANCE SARL, Company Guaranteed Notes, 8.500% due 12/1/32(b)	750,000
	Millicom International Cellular SA, Senior Unsecured Notes:
360,000	5.125% due 1/15/28	357,364
1,530,000	6.250% due 3/25/29	1,533,503
200,000	4.500% due 4/27/31	186,838
1,150,000	Minerva Luxembourg SA, Company Guaranteed Notes, 7.500% due 4/22/36	1,077,504
	Nexa Resources SA, Company Guaranteed Notes:
500,000	6.500% due 1/18/28(c)	501,701
700,000	6.600% due 4/8/37	711,986
1,588,000	Oceanica Lux, Senior Secured Notes, 11.250% due 5/8/31(b)	1,389,500
600,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35	659,940
1,000,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	836,400
1,226,476	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	1,161,902
900,000	Vamos Europe SA, Company Guaranteed Notes, 9.200% due 1/26/31(c)	864,630
1,600,000EUR	Vivion Investments SARL, Senior Secured Notes, 5.625% due 6/8/30	1,795,883
	Total Luxembourg	27,986,143
Malaysia – 0.1%
200,000	MISC Capital Two Labuan Ltd., Company Guaranteed Notes, 3.750% due 4/6/27	198,749
700,000	Petronas Capital Ltd., Company Guaranteed Notes, 5.340% due 4/3/35	701,266
	Total Malaysia	900,015
Marshall Islands – 0.2%
1,200,000	Navios South American Logistics Inc., Senior Secured Notes, 8.875% due 7/14/30(b)	1,233,975
Mexico – 2.7%
1,795,000	Banco Multiva SA Institucion de Banca Multiple Grupo Financiero Multiva, Junior Subordinated Notes, 11.000% (5-Year CMT Index + 6.597%)(a)(b)(d)	1,812,375
2,300,000	Banco Nacional de Mexico SA, Subordinated Notes, 6.697% (5-Year CMT Index + 2.682%) due 8/7/36(a)(b)	2,272,400
	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico/TX, Subordinated Notes:
800,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	785,000
700,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(a)	688,132
1,200,000	8.125% (5-Year CMT Index + 4.214%) due 1/8/39(a)(c)	1,270,423
1,080,607	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)(c)	1,147,927
500,000	Cemex SAB de CV, Subordinated Notes, 7.200% (5-Year CMT Index + 3.520%)(a)(d)	516,575
1,000,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(b)	993,368

See Notes to Financial Statements.
231

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
229,000	Comision Federal de Electricidad, Senior Unsecured Notes, 6.500% due 1/28/51(b)	$220,413
	Esentia Energy Development SAB de CV, Company Guaranteed Notes:
850,000	6.125% due 7/30/33(b)	837,590
500,000	6.500% due 7/30/38(b)	484,500
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
1,424,604	7.250% due 1/31/41	1,421,712
392,994	7.250% due 1/31/41(b)	392,196
	Grupo Aeromexico SAB de CV, Senior Secured Notes:
806,000	8.250% due 11/15/29	820,992
715,000	8.625% due 11/15/31	727,644
900,000	Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.750% due 8/6/50	701,100
1,759,877	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	1,744,157
850,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 5.875% due 9/17/44	677,275
	Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,140,300	10.500% due 12/31/28	1,160,928
1,300,000	11.125% due 12/31/32(b)	1,290,250
	Total Mexico	19,964,957
Morocco – 0.2%
1,700,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	1,763,306
Multinational – 0.5%
500,000	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(b)	500,007
1,200,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(b)	1,254,866
	Cyprium Corp./Cyprium Holdings Luxembourg SARL, Company Guaranteed Notes:
200,000	6.125% due 4/15/31(b)	199,443
700,000	6.375% due 4/15/34(b)	691,528
150,000	EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, Company Guaranteed Notes, 7.375% due 9/30/30(b)	149,344
1,300,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	1,116,314
	Total Multinational	3,911,502
Netherlands – 2.1%
825,000	AES Espana BV, Company Guaranteed Notes, 7.750% due 8/3/33(b)	850,069
1,604,000	Ardshinbank CJSC Via Dilijan Finance BV, Senior Unsecured Notes, 6.600% due 1/22/31(b)	1,602,826
1,600,000EUR	Arles I BV, Senior Secured Notes, 8.984% (3-Month EURIBOR + 6.500%) due 11/4/30(a)(b)	1,900,236

See Notes to Financial Statements.
232

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Netherlands – (continued)
700,000EUR	Boston Bidco Netherlands BV, Senior Secured Notes, 8.291% (3-Month EURIBOR + 6.000%) due 3/31/30(a)(b)	$847,712
209,000EUR	Centrient Holding BV, Senior Secured Notes, 6.750% due 5/30/30	183,727
1,100,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	1,035,386
1,309,470	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,292,161
2,419,560	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	2,458,382
800,000	Power Bidco Netherlands BV, Senior Secured Notes, 10.250% due 7/20/31(b)	802,278
	Veon Midco BV, Company Guaranteed Notes:
1,496,000	6.950% due 6/1/31(b)	1,494,342
1,374,000	7.450% due 6/1/33(b)	1,374,037
200,000	VZ Secured Financing BV, Senior Secured Notes, 7.500% due 1/15/33(b)	180,872
	Yinson Bergenia Production BV, Senior Secured Notes:
780,664	8.498% due 1/31/45	836,665
487,915	8.498% due 1/31/45(b)	522,916
	Total Netherlands	15,381,609
Nigeria – 0.2%
1,706,000	Dangote Petroleum Refinery & Petrochemicals Fze, Senior Unsecured Notes, 7.500% due 7/16/31	1,704,351
Norway – 0.7%
12,500,000NOK	Bonheur ASA, Senior Unsecured Notes, 6.950% (3-Month NIBOR + 2.350%) due 10/9/29(a)(b)	1,347,978
17,000,000NOK	Nord-troendelag Elektrisitetsverk AS, Senior Unsecured Notes, 4.858% due 9/10/32	1,772,693
1,400,000EUR	Polardc Finance No1 AS, Senior Secured Notes, 8.276% (3-Month EURIBOR + 6.000%) due 6/4/30(a)(b)	1,568,221
340,000	Twma Finance AS, Senior Secured Notes, 12.250% due 2/10/29(b)	345,950
	Total Norway	5,034,842
Panama – 0.2%
1,400,000	Generadora de Gatun SA, Senior Secured Notes, 6.874% due 9/30/44(b)	1,414,031
Paraguay – 0.3%
2,137,000	Ueno Bank SA, Senior Unsecured Notes, 6.700% due 3/6/31(b)	2,025,876
Peru – 1.9%
700,000	Banco BBVA Peru SA, Subordinated Notes, 6.200% (5-Year CMT Index + 2.002%) due 6/7/34(a)	708,400
2,950,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	2,942,161
650,000	Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 4.800% due 7/15/31(b)	633,152
2,000,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 6.397% (5-Year CMT Index + 2.067%) due 4/30/35(a)	2,041,100
200,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 6.800% due 2/4/32	204,092
1,450,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	1,408,215

See Notes to Financial Statements.
233

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
	Marcobre SAC, Senior Unsecured Notes:
600,000	5.750% due 1/22/36	$587,700
200,000	5.750% due 1/22/36(b)	195,900
2,106,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,998,306
1,400,280	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	1,372,126
500,000	Scotiabank Peru SAA, Subordinated Notes, 6.100% (1-Year CMT Index + 2.309%) due 10/1/35(a)(b)	505,950
900,000	Volcan Compania Minera SAA, Senior Secured Notes, 8.500% due 10/28/32(b)	934,110
	Total Peru	13,531,212
Singapore – 1.1%
369,000	JAPFA Pte Ltd., Senior Secured Notes, 7.950% due 5/12/31(b)	369,353
675,150	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	681,118
800,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	801,439
	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes:
1,650,000	4.602% (5-Year CMT Index + 1.575%) due 6/15/32(a)	1,646,166
600,000	4.550% (5-Year CMT Index + 0.800%) due 9/8/35(a)	585,992
883,000	Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes, 5.750% due 12/1/34	877,313
	United Overseas Bank Ltd., Subordinated Notes:
1,800,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(a)	1,793,875
1,142,000	3.863% (5-Year CMT Index + 1.450%) due 10/7/32(a)	1,129,811
	Total Singapore	7,885,067
South Korea – 0.1%
700,000	Shinhan Bank Co., Ltd., Subordinated Notes, 5.750% due 4/15/34	704,800
Spain – 0.8%
3,050,000	AI Candelaria –spain- SA, Senior Secured Notes, 5.750% due 6/15/33	2,839,550
1,690,000EUR	Audax Renovables SA, Company Guaranteed Notes, 7.500% due 5/22/31	1,976,054
	Termocandelaria Power SA, Company Guaranteed Notes:
500,000	7.750% due 9/17/31	518,125
200,000	7.750% due 9/17/31(b)	207,250
	Total Spain	5,540,979
Supranational – 0.7%
	African Export-Import Bank, Senior Unsecured Notes:
3,463,000	6.250% due 1/23/32(b)	3,458,391
1,641,000	7.125% due 7/23/36(b)	1,640,798
	Total Supranational	5,099,189
Sweden – 2.2%
16,250,000SEK	Amwood AB, Senior Secured Notes, 8.287% (3-Month SEK-STIBOR + 6.250%) due 10/25/27(a)	1,073,271
8,200,000EUR	European Entertainment Group AB, Senior Secured Notes, 9.735% (3-Month EURIBOR + 7.250%) due 9/29/30(a)	8,050,997
	Genexis Group AB, Senior Secured Notes:
654,552EUR	6.000% due 3/31/29(g)(h)	608,288

See Notes to Financial Statements.
234

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Sweden – (continued)
436,368EUR	zero coupon, due 3/31/30#(h)	$111,519
483,000EUR	Geveko AB, Senior Secured Notes, 6.803% (3-Month EURIBOR + 4.500%) due 12/26/28(a)	565,578
2,886,759	Go North Group AB, 9.388% due 1/22/30(a)(g)(h)	2,271,879
2,151,128	Go North Group AB, Senior Secured Notes, 9.425% (SOFRRATE + 5.762%) due 1/22/30(a)(h)	—
5,000,000SEK	Goldcup 100865 AB, Senior Secured Notes, 7.513% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(a)	532,445
7,000,000SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(f)	606,706
2,250,000	Nynas AB, Senior Secured Notes, 11.750% due 6/17/28(b)	2,400,243
200,000EUR	Trustly AB, Senior Secured Notes, 9.071% (3-Month EURIBOR + 6.750%) due 10/8/30(a)	174,034
	Total Sweden	16,394,960
Turkey – 0.0%
309,000	Guermat Elektrik Ueretim AS, Senior Secured Notes, 10.748% due 5/21/35(b)	307,522
United Kingdom – 4.1%
1,500,000	3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,444,671
420,000	Anglo Tunisian Oil & Gas Ltd., Senior Secured Notes, 17.000% due 6/8/29(b)	410,252
2,198,000GBP	Arqiva Broadcast Finance PLC, Senior Secured Notes, 8.625% due 7/1/30	2,714,017
830,000	Avianca Midco 2 PLC, Senior Secured Notes, 9.500% due 1/28/31(b)	779,702
1,096,000	Azule Energy Finance PLC, Company Guaranteed Notes, 8.250% due 1/22/31(b)	1,112,178
6,007,000GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	7,820,071
337,000	CI Financial Holdings Ltd., Junior Subordinated Notes, 7.625% (5-Year CMT Index + 3.252%) due 7/23/56(a)(b)	340,147
1,650,000	EnQuest PLC, Company Guaranteed Notes, 9.875% due 4/30/31(b)	1,745,086
1,874,000GBP	Future PLC, Company Guaranteed Notes, 6.750% due 7/10/30	2,416,676
10,384,875SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/30(f)	900,242
	INEOS Finance PLC, Senior Secured Notes:
300,000	6.750% due 5/15/28(b)	299,578
1,600,000	7.500% due 4/15/29(b)	1,590,983
713,000GBP	Jerrold Finco PLC, Secured Notes, 8.500% due 7/15/32(b)	973,087
310,000GBP	Jerrold Finco PLC, Senior Secured Notes, 7.500% due 6/15/31(b)	426,512
1,600,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	1,403,982
601,000EUR	Mobico Group PLC, Company Guaranteed Notes, 4.875% due 9/26/31	595,278
2,292,000EUR	PCC Global PLC, Senior Secured Notes, 8.250% due 11/15/30	2,187,360
208,000EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	234,366
750,000	Vedanta Resources Finance II PLC, Senior Secured Notes, 7.000% due 7/13/32(b)	751,615
	Virgin Media Secured Finance PLC, Senior Secured Notes:
200,000	5.500% due 5/15/29(b)	185,302
350,000	4.500% due 8/15/30(b)	289,370
600,000	Vmed O2 UK Financing I PLC, Senior Secured Notes, 6.750% due 1/15/33(b)	499,938

See Notes to Financial Statements.
235

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
202,000	WE Soda Investments Holding PLC, Senior Secured Notes, 9.375% due 2/14/31	$197,607
380,000GBP	Zopa Group PLC, Subordinated Notes, 14.400% (5-Year UK Government Note Generic Bid Yield + 9.740%) due 11/25/33(a)	586,497
	Total United Kingdom	29,904,517
United States – 32.7%
1,200,000	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(b)	1,129,898
2,261,000	Accurus Aerospace Corp., Senior Secured Notes, 9.500% due 9/11/31(b)(g)	2,292,089
	AES Corp., Junior Subordinated Notes:
50,000	7.600% (5-Year CMT Index + 3.201%) due 1/15/55(a)	51,118
150,000	6.950% (5-Year CMT Index + 2.890%) due 7/15/55(a)	147,915
850,000	Allegiant Travel Co., Senior Secured Notes, 7.125% due 7/1/31(b)	857,756
1,300,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(b)	1,353,663
100,000	Ally Financial Inc., Subordinated Notes, 6.646% (5-Year CMT Index + 2.450%) due 1/17/40(a)	98,008
1,783,000	AMC Global Media Inc., Senior Secured Notes, 10.500% due 7/15/32(b)	1,885,120
400,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 7.750% due 10/15/33(b)	401,883
194,000	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes, 9.375% due 6/1/28(b)	198,098
200,000	AMN Healthcare Inc., Company Guaranteed Notes, 6.500% due 1/15/31(b)	202,194
5,406,000	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(b)(c)	4,256,225
1,050,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 9.750% due 4/15/30(b)	1,125,013
50,000	APi Group DE Inc., Company Guaranteed Notes, 5.750% due 6/1/34(b)	49,040
350,000	APLD ComputeCo 3 LLC, Senior Secured Notes, 7.000% due 6/15/31(b)	336,981
2,487,000	Arches Buyer Inc., Senior Secured Notes, 9.000% due 8/15/31(b)	2,595,592
1,350,000	Arsenal AIC Parent LLC, Unsecured Notes, 11.500% due 10/1/31(b)	1,432,270
1,750,000	Atlanticus Holdings Corp., Company Guaranteed Notes, 9.750% due 9/1/30(b)	1,783,241
608,000	AutoNation Inc., Senior Unsecured Notes, 2.400% due 8/1/31	531,068
100,000	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(b)	99,161
529,000	Azul Secured Finance LLP, Senior Secured Notes, 9.875% due 2/15/31(b)	459,164
1,719,000	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc., Senior Secured Notes, 9.500% due 7/1/32(b)	1,703,893
	Beazer Homes USA Inc., Company Guaranteed Notes:
100,000	7.500% due 3/15/31(b)	101,550
700,000	8.000% due 1/15/32(b)	716,178
50,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 6.750% due 5/15/31(b)	51,066
450,000	Bread Financial Holdings Inc., Subordinated Notes, 8.375% (5-Year CMT Index + 4.300%) due 6/15/35(a)(b)	469,299
	Brink’s Co., Company Guaranteed Notes:
150,000	6.500% due 6/15/29(b)	152,372
50,000	6.750% due 6/15/32(b)	50,730

See Notes to Financial Statements.
236

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
134,000	Bristow Group Inc., Senior Secured Notes, 6.750% due 2/1/33(b)	$134,953
	Burford Capital Global Finance LLC, Company Guaranteed Notes:
400,000	9.250% due 7/1/31(b)	398,040
1,200,000	7.500% due 7/15/33(b)	1,061,400
2,413,000	8.500% due 1/15/34(b)	2,188,591
1,700,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(b)	1,526,835
750,000	Caesars Entertainment Inc., Senior Secured Notes, 6.500% due 2/15/32(b)	724,959
150,000	California Resources Corp., Company Guaranteed Notes, 7.000% due 1/15/34(b)	149,987
200,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.000% due 2/1/28(b)	198,112
	Celanese US Holdings LLC, Company Guaranteed Notes:
863,000	7.379% due 7/15/32	903,821
200,000	7.700% due 11/15/33	213,557
300,000	7.375% due 2/15/34	310,783
	Centene Corp., Senior Unsecured Notes:
1,100,000	3.000% due 10/15/30	991,924
2,200,000	2.500% due 3/1/31	1,920,660
	Charles River Laboratories International Inc., Company Guaranteed Notes:
350,000	3.750% due 3/15/29(b)	337,572
3,274,000	4.000% due 3/15/31(b)	3,080,999
	Chemours Co., Company Guaranteed Notes:
100,000	8.000% due 1/15/33(b)	98,704
850,000	7.875% due 3/15/34(b)	831,618
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(b)	247,763
1,434,000	Cloud Software Group LLC, Senior Secured Notes, 8.250% due 6/30/32(b)	1,403,988
1,900,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	1,855,266
3,154,407	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(b)	3,012,523
2,029,000	Core Scientific Finance I LLC, Senior Secured Notes, 7.750% due 5/15/31(b)	1,968,703
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,349,363
	CoreWeave Inc., Company Guaranteed Notes:
100,000	9.000% due 2/1/31(b)	89,699
500,000	9.750% due 10/1/31(b)	447,112
500,000	9.625% due 7/15/32(b)	441,161
250,000	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.875% due 4/15/32(b)	258,340
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(b)(c)	5,666,644
2,513,000	Dealer Tire Financial LLC, Senior Unsecured Notes, 10.375% due 10/1/31(b)	2,499,402
100,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 7.375% due 6/30/33(b)	102,924
150,000	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(b)	151,523

See Notes to Financial Statements.
237

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
400,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(b)	$415,686
50,000	DENTSPLY SIRONA Inc., Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.379%) due 9/12/55(a)	49,747
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(b)	460,283
118,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	117,678
1,750,000	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29	1,792,933
650,000	Encore Capital Group Inc., Senior Secured Notes, 6.625% due 6/1/32(b)	651,908
100,000	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(b)	101,641
600,000	Enova International Inc., Company Guaranteed Notes, 11.250% due 12/15/28(b)	627,359
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(b)	202,306
100,000	Fair Isaac Corp., Company Guaranteed Notes, 6.250% due 9/15/34(b)	97,859
1,550,000	Ferrellgas LP/Ferrellgas Finance Corp., Company Guaranteed Notes, 9.250% due 1/15/31(b)	1,641,910
150,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.875% due 4/1/29(b)	148,273
584,000	First Eagle Holdings Inc., Senior Secured Notes, 7.250% due 8/15/32(b)	595,579
158,000	FirstCash Inc., Company Guaranteed Notes, 6.125% due 5/1/34(b)	156,264
2,450,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,570,268
400,000	FS KKR Capital Corp., Senior Unsecured Notes, 7.500% due 8/1/31	407,350
121,000	Gaia Purchaser Inc., Senior Secured Notes, 7.625% due 7/15/33(b)	123,555
1,036,000	Gainwell Acquisition Corp., Senior Secured Notes, 9.000% due 9/1/31(b)	1,079,125
200,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(b)	207,954
800,000	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 5/15/33	839,254
	Genworth Holdings Inc., Company Guaranteed Notes:
911,000	6.500% due 6/15/34	912,093
1,080,000	6.005% (3-Month TSFR + 2.264%) due 11/15/36(a)	891,823
1,000,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31	1,075,917
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29	155,965
4,148,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(b)(c)	3,048,457
	GFL Environmental Holdings US Inc., Company Guaranteed Notes:
50,000	5.625% due 7/1/31(b)	48,815
1,300,000	5.500% due 2/1/34(b)	1,218,144
4,077,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Company Guaranteed Notes, 5.250% due 12/1/27(b)	4,073,900
7,182,871	GrubHub Holdings Inc., Senior Secured Notes, 13.000% due 7/31/30(b)(c)(f)	6,189,510
	HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
50,000	6.375% due 7/1/34	50,349
500,000	8.000% (5-Year CMT Index + 4.301%) due 6/1/56(a)	525,366
554,000	Harrow Inc., Company Guaranteed Notes, 8.625% due 9/15/30(b)	566,836

See Notes to Financial Statements.
238

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
100,000	6.875% due 5/15/34(b)	$99,112
350,000	7.250% due 2/15/35(b)	352,278
1,050,000	HLF Financing SARL LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(b)	989,467
750,000	HLF Financing SARL LLC/Herbalife International Inc., Senior Secured Notes, 7.750% due 5/1/33(b)	757,671
50,000	HNI Corp., Senior Secured Notes, 5.125% due 1/18/29(b)	49,597
	Howard Hughes Corp., Company Guaranteed Notes:
600,000	4.125% due 2/1/29(b)	581,538
800,000	4.375% due 2/1/31(b)	755,297
550,000	Humana Inc., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.891%) due 9/15/56(a)	545,321
1,469,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 10.000% due 11/15/29(b)	1,423,464
5,157,000	Ingram Micro Inc., Senior Secured Notes, 4.750% due 5/15/29(b)	5,049,191
250,000	ION Platform Finance US Inc., Senior Secured Notes, 7.875% due 9/30/32(b)	197,460
850,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(b)	808,631
150,000	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(b)	143,080
50,000	Jacobs Entertainment Inc., Senior Unsecured Notes, 6.750% due 2/15/29(b)	49,380
1,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(b)	1,840,205
426,000	Jefferson Capital Holdings LLC, Company Guaranteed Notes, 8.250% due 5/15/30(b)	446,093
200,000	K Hovnanian Enterprises Inc., Company Guaranteed Notes, 8.375% due 10/1/33(b)	204,735
400,000	Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(b)	407,140
150,000	Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(b)	154,700
450,000	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	406,476
100,000	Kraken Oil & Gas Partners LLC, Senior Unsecured Notes, 7.125% due 5/15/31(b)	100,109
600,000	Lamar Media Corp., Company Guaranteed Notes, 3.750% due 2/15/28	588,198
5,699,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(g)(h)	4,559,200
300,000	LifePoint Health Inc., Senior Secured Notes, 7.000% due 5/1/34(b)	282,075
	Macy’s Retail Holdings LLC, Company Guaranteed Notes:
600,000	7.375% due 8/1/33(b)	624,980
1,150,000	5.125% due 1/15/42	932,162
963,000	Magnera Corp., Senior Secured Notes, 7.250% due 11/15/31(b)	946,937
400,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(b)	399,503
460,000	Michaels Cos., Inc., Secured Notes, 11.000% due 3/15/34(b)	446,338
1,665,000	Michaels Cos., Inc., Senior Secured Notes, 8.500% due 3/15/33(b)	1,648,247
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(b)	400,816
100,000	Millrose Properties Inc., Company Guaranteed Notes, 6.250% due 9/15/32(b)	100,334

See Notes to Financial Statements.
239

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	Molina Healthcare Inc., Senior Unsecured Notes:
650,000	4.375% due 6/15/28(b)	$639,521
450,000	6.500% due 2/15/31(b)	457,187
50,000	6.250% due 1/15/33(b)	49,735
1,750,000	Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(b)	1,774,741
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
4,319,000GBP	3.692% due 6/5/28	4,901,947
1,003,000GBP	3.375% due 4/24/30	875,762
	Nabors Industries Inc., Company Guaranteed Notes:
1,150,000	8.875% due 8/15/31(b)	1,203,323
700,000	7.625% due 11/15/32(b)	721,924
1,169,000	Nassau Cos. of New York, Senior Unsecured Notes, 7.875% due 7/15/30(b)	1,104,659
2,862,000	National Mentor Holdings Inc., Senior Secured Notes, 10.500% due 12/15/30(b)	3,046,608
	Navient Corp., Senior Unsecured Notes:
500,000	11.500% due 3/15/31	539,921
399,000	9.375% due 10/15/31	409,336
350,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	370,467
5,877,000	Neighborhood Intelligence Inc., Company Guaranteed Notes, 5.000% due 7/8/33(b)(h)	4,833,832
100,000	Newell Brands Inc., Senior Unsecured Notes, 7.500% due 4/1/46	93,221
700,000	Nexstar Media Inc., Company Guaranteed Notes, 7.250% due 4/15/34(b)	709,041
1,700,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.375% due 2/15/32(b)	1,782,283
	Nordstrom Inc., Senior Secured Notes:
300,000	4.375% due 4/1/30	285,450
100,000	4.250% due 8/1/31	92,466
2,250,000	5.000% due 1/15/44	1,606,944
	Novelis Corp., Company Guaranteed Notes:
1,050,000	4.750% due 1/30/30(b)	1,014,204
800,000	3.875% due 8/15/31(b)	731,592
50,000	OAK-Eagle Acquireco Inc., Senior Secured Notes, 7.250% due 7/1/33(b)	51,996
1,050,000	OAK-Eagle Acquireco Inc., Senior Unsecured Notes, 8.750% due 7/1/34(b)	1,114,390
50,000	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(b)	48,802
	OneMain Finance Corp., Company Guaranteed Notes:
300,000	6.750% due 3/15/32	300,544
250,000	7.125% due 9/15/32	253,440
100,000	6.500% due 3/15/33	97,818
700,000	6.750% due 9/15/33	689,078
	Oracle Corp., Senior Unsecured Notes:
3,867,000	2.300% due 3/25/28	3,699,575
2,662,000	4.450% due 9/26/30	2,519,861
850,000	PacifiCorp, Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.319%) due 9/15/55(a)	850,326

See Notes to Financial Statements.
240

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
2,498,000	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc., Senior Secured Notes, 8.750% due 4/17/32(b)	$2,323,140
1,350,000	Park-Ohio Industries Inc., Senior Secured Notes, 8.500% due 8/1/30(b)	1,423,544
	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
1,000,000	9.875% due 3/15/30(b)	1,067,976
300,000	7.875% due 9/15/30(b)	310,910
150,000	7.250% due 6/1/34(b)	154,242
150,000	Pediatrix Medical Group Inc., Company Guaranteed Notes, 5.375% due 2/15/30(b)	148,763
150,000	Performance Food Group Inc., Company Guaranteed Notes, 5.625% due 3/1/34(b)	145,712
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(b)	204,145
5,471,000	Photo Holdings LLC, Senior Secured Notes, 12.000% due 7/1/31(b)	5,632,028
1,700,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(b)	1,764,763
788,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(b)	817,153
300,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(b)	309,411
700,000	Raven Acquisition Holdings LLC, Senior Secured Notes, 6.875% due 11/15/31(b)	697,399
1,050,000	Rithm Capital Corp., Senior Unsecured Notes, 8.000% due 4/1/29(b)	1,064,450
100,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(b)	99,918
245,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(b)	253,903
1,800,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(b)	1,875,290
3,840,000	RR Donnelley & Sons Co., Senior Unsecured Notes, 11.000% due 6/1/31(b)(f)	3,680,084
850,000	RXO Inc., Company Guaranteed Notes, 6.375% due 5/15/31(b)	851,924
1,029,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(b)	1,012,279
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	188,886
100,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(b)	65,707
400,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)	387,886
1,373,000	SES AMERICOM Inc., Company Guaranteed Notes, 5.300% due 3/25/44(b)	998,967
350,000	SESI LLC, Senior Secured Notes, 7.875% due 9/30/30(b)	358,959
1,028,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Company Guaranteed Notes, 9.000% due 11/14/30(b)	1,048,139
7,534,000	Sirius XM Radio LLC, Company Guaranteed Notes, 3.125% due 9/1/26(b)	7,534,000
750,000	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	690,080
2,687,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	2,581,473
300,000	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(b)	299,146
2,010,000	Stonex Escrow Issuer LLC, Secured Notes, 6.875% due 7/15/32(b)	2,043,581
4,518,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(b)	4,707,896
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,294,465
50,000	Talos Production Inc., Secured Notes, 8.000% due 7/15/34(b)	51,705
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(b)	352,938

See Notes to Financial Statements.
241

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
3,747,000	TEAM Services Holding Inc., Senior Secured Notes, 9.000% due 2/15/33(b)	$3,905,153
1,219,000	TKC Holdings Inc., Secured Notes, 12.000% due 2/15/31(b)	1,310,857
807,000	TKC Holdings Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	840,935
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(b)	50,741
500,000	TriNet Group Inc., Senior Unsecured Notes, 7.125% due 8/15/31(b)	510,467
3,361,000	Trulieve Cannabis Corp., Senior Secured Notes, 10.500% due 12/17/30(b)	3,545,855
350,000	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(b)	337,112
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(b)	1,736,757
4,375,000	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(b)	4,312,730
2,437,000	Unisys Corp., Senior Secured Notes, 10.625% due 1/15/31(b)	2,327,903
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28	49,812
1,200,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(b)	1,209,380
1,936,000	US Acute Care Solutions LLC, Senior Secured Notes, 9.750% due 5/15/29(b)	1,897,737
1,382,000	Velocity Commercial Capital LLC, Company Guaranteed Notes, 9.375% due 2/15/31(b)	1,433,283
286,000	Verizon Communications Inc., Junior Subordinated Notes, 6.200% (5-Year CMT Index + 2.042%) due 5/14/56(a)	275,986
1,801,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(b)	1,802,891
1,650,000	W&T Offshore Inc., Secured Notes, 10.750% due 2/1/29(b)	1,726,775
900,000	William Carter Co., Company Guaranteed Notes, 7.375% due 2/15/31(b)	929,165
1,750,000	WS Escrow LLC, Senior Secured Notes, 7.750% due 6/1/33(b)	1,821,943
	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes:
150,000	4.375% due 8/15/28(b)	147,322
200,000	5.625% due 3/1/33(b)	195,990
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,050,000	4.500% due 9/15/27(b)	1,041,925
100,000	8.375% due 1/15/31(b)	106,494
100,000	8.625% due 3/15/33(b)	107,150
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(b)	878,655
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(b)	5,433,150
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(b)	508,424
50,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(b)	47,142
1,750,000	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(b)	1,470,137
	Total United States	239,704,080
	TOTAL CORPORATE BONDS & NOTES
	(Cost – $535,765,936)	522,799,370

See Notes to Financial Statements.
242

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
SENIOR LOANS – 6.1%
United Kingdom – 0.6%
4,651,091	888 Holdings PLC, 9.019% (6-Month USD-SOFR + 5.250%) due 7/3/28(a)	$4,627,835
United States – 5.5%
4,514,757	Audacy Capital LLC, 9.801% (1-Month USD-SOFR + 6.000%) due 10/1/29(a)	4,108,429
5,304,000	Cablevision of Litchfield LLC, 9.000% due 11/25/28	5,310,630
7,446,396	CMG Media Corp., 7.332% (3-Month USD-SOFR + 3.500%) due 6/18/29(a)	7,016,366
4,188,865	Discovery Global Holdings Inc., 6.186% (1-Month USD-SOFR + 2.500%) due 6/3/33(a)	4,197,034
327,406	Elevate Textiles Inc., 12.375% (3-Month USD-SOFR + 8.500%) due 9/30/27(a)	326,178
1,107,000	Gogo Intermediate Holdings LLC, 7.551% (1-Month USD-SOFR + 3.750%) due 4/30/28(a)	948,212
2,363,174	Inotiv Inc., 0.000% (3-Month USD-SOFR + 7.500%) due 7/20/31 due 7/20/31#(a)(g)(h)	2,363,174
5,114,000	Marelli North America Inc., 11.640% (1-Month USD-SOFR + 8.000%) due 12/31/26(a)	5,156,600
	Mountaineer Merger Corp.:
105,207	4.732% (3-Month USD-SOFR + 1.000%) due 6/14/30(a)(h)	105,207
23,409	8.191% (3-Month USD-SOFR + 1.000%) due 10/26/28(a)(g)(h)	23,409
58,678	11.748% (3-Month USD-SOFR + 8.000%) due 10/26/28(a)(g)(h)	58,678
171,138	11.750% (3-Month USD-SOFR + 8.000%) due 6/14/30(a)(h)	171,138
253,483	11.768% (3-Month USD-SOFR + 8.000%) due 6/14/30(a)(h)	253,483
7,000,000	Sable Offshore Corp., due 12/15/28(i)	6,860,000
390,000	The & Co., 6.000% due 7/27/31(g)(h)	390,000
2,769,784	TPC Group Inc., 9.417% (3-Month USD-SOFR + 5.750%) due 12/16/31(a)	2,768,067
	Total United States	40,056,605
	TOTAL SENIOR LOANS
	(Cost – $44,849,021)	44,684,440
SOVEREIGN BONDS – 3.3%
Brazil – 0.3%
	Brazilian Government International Bond:
1,300,000	5.000% due 1/27/45	998,530
1,900,000	4.750% due 1/14/50	1,345,200
	Total Brazil	2,343,730
Chile – 0.2%
1,100,000	Chile Government International Bond, 4.850% due 1/22/29	1,099,615
Colombia – 0.1%
1,650,000	Colombia Government International Bond, 4.125% due 5/15/51(c)	1,074,150
Costa Rica – 0.1%
800,000	Costa Rica Government International Bond, 5.625% due 4/30/43	744,248
Dominican Republic – 0.4%
	Dominican Republic International Bond:
850,000	5.750% due 3/17/34	827,475
350,000	5.750% due 3/17/34(b)	340,725

See Notes to Financial Statements.
243

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Dominican Republic – (continued)
700,000	6.150% due 5/17/38	$679,700
800,000	5.300% due 1/21/41	701,600
	Total Dominican Republic	2,549,500
Guatemala – 0.3%
	Guatemala Government Bond:
700,000	5.375% due 4/24/32	691,957
1,650,000	4.650% due 10/7/41	1,397,682
	Total Guatemala	2,089,639
Hungary – 0.2%
1,550,000	Hungary Government International Bond, 5.500% due 3/26/36	1,526,578
Mexico – 0.3%
	Mexico Government International Bond:
1,200,000	3.250% due 4/16/30	1,124,400
1,500,000	4.400% due 2/12/52	1,029,000
	Total Mexico	2,153,400
Morocco – 0.2%
	Morocco Government International Bond:
1,200,000	3.000% due 12/15/32	1,041,253
700,000	4.000% due 12/15/50	482,544
	Total Morocco	1,523,797
Nigeria – 0.1%
700,000	Nigeria Government International Bond, 7.696% due 2/23/38	709,372
Panama – 0.1%
1,100,000	Panama Government International Bond, 5.662% due 2/23/38	1,070,300
Peru – 0.3%
	Fondo MIVIVIENDA SA:
300,000	5.400% due 3/31/31(b)	300,218
200,000	5.400% due 3/31/31	200,146
1,450,000	Peruvian Government International Bond, 5.500% due 3/30/36	1,429,265
	Total Peru	1,929,629
Poland – 0.2%
1,100,000	Republic of Poland Government International Bond, 5.375% due 4/14/36	1,084,341
Saudi Arabia – 0.1%
1,300,000	Saudi Government International Bond, 4.625% due 10/4/47	1,039,991
South Africa – 0.2%
1,450,000	Republic of South Africa Government International Bond, 6.125% due 12/11/37	1,414,081
Trinidad – 0.2%
	Trinidad & Tobago Government International Bond:
700,000	6.500% due 1/28/36(b)	708,750
800,000	6.200% due 7/16/38(b)	788,800
	Total Trinidad	1,497,550
	TOTAL SOVEREIGN BONDS
	(Cost – $24,281,201)	23,849,921

See Notes to Financial Statements.
244

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Face Amount/Units†		Security	Value
U.S. GOVERNMENT AGENCY & OBLIGATION – 0.7%
U.S. GOVERNMENT OBLIGATION – 0.7%
5,049,346		U.S. Treasury Inflation Indexed Notes, 1.875% due 7/15/35
		(Cost – $5,135,918)	$4,858,341
ASSET-BACKED SECURITIES – 0.2%
Forest Products & Paper – 0.0%
220,701	EUR	Fiber Midco SpA, 10.750% due 6/15/29(f)	246,680
Real Estate – 0.2%
1,224,253	EUR	Vivion Investments SARL, 6.500% due 2/28/29(f)	1,435,234
		TOTAL ASSET-BACKED SECURITIES
		(Cost – $1,597,111)	1,681,914

Shares/Units
COMMON STOCKS – 3.9%
Australia – 0.0%
53,550	Champion Iron Ltd., Class Common S Shares	136,005
Canada – 0.1%
3,550,000	Battery Mineral Resources Corp.*(g)	409,827
Mexico – 0.2%
115,382	Globa Terra Acquisition Corp., Class A Shares*(g)	1,202,280
Sweden – 0.0%
751,700,798	Go North Group AB*(g)(h)	—
United Kingdom – 0.2%
170,203	Axiom Intelligence Acquisition Corp. 1, Class A Shares*	1,756,495
6,775,850	Impala Platinum Holdings Ltd.*(g)(h)	—
	Total United Kingdom	1,756,495
United States – 3.4%
375,000	ACP Holdings Acquisition Corp., Class A Shares*(g)	3,768,750
136,697	Andretti Acquisition Corp. II, Class A Shares*	1,489,997
123,000	Aperture AC, Class A Shares*(g)	1,231,230
250,000	Apex Treasury Corp., Class A Shares*	2,530,000
206,074	Bed Bath & Beyond Inc.*(g)(h)	750,831
85,500	Berto Acquisition Corp.*	896,895
4,725,534	Cannabist Co. Holdings Inc.*(g)	—
57,000	Disciplined Growth Acquisition Corp., Class A Shares*	570,000
24,286	Euronet Worldwide Inc.*	1,688,120
141,897	Inotiv Inc.*(g)(h)	2,450,561
164,815	JAB Acquisition Corp. I, Class A Shares*	1,640,734
42,234	Liberty Capital Corp., Class C Shares*	1,099,351
4,826,099	Mountaineer Merger Corp.*(g)(h)	—
80,691	Neighborhood Intelligence Inc.*	317,116
200,000	Ocean Capital Acquisition Corp.*	1,994,000
175,600	Roman DBDR Acquisition Corp. II*(g)	1,870,140
66,000	RRE Ventures Acquisition Corp., Class A Shares*(g)	654,060

See Notes to Financial Statements.
245

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
238,311	UpHealth Inc.*(g)(h)	$—
179,123	Vendome Acquisition Corp. I, Class A Shares*	1,839,593
	Total United States	24,791,378
	TOTAL COMMON STOCKS
	(Cost – $32,266,087)	28,295,985
EXCHANGE TRADED FUND (ETF) – 3.7%
United States – 3.7%
744,988	Xtrackers $High Yield Corporate Bond
	(Cost – $27,041,470)	27,147,363
PREFERRED STOCKS – 1.1%
United States – 1.1%
71,733	CTO Realty Growth Inc., 6.375%(d)	1,542,260
5,388,948	Mountaineer Merger Corp., 0.000%#*(g)(h)	—
196,289	NGL Energy Partners LP, 11.232% (3-Month TSFR + 7.475%)(a)(d)	5,115,291
43,599	Saratoga Investment Corp., 6.000%	1,089,975
	Total United States	7,747,526
	TOTAL PREFERRED STOCKS
	(Cost – $11,217,288)	7,747,526
LIMITED PARTNERSHIP – 0.0%
United States – 0.0%
23,422	Star Group LP
	(Cost – $284,648)	299,333
CONVERTIBLE PREFERRED STOCK – 0.0%
5,849	Oracle Corp., 6.500%
	(Cost – $292,450)	273,031
WARRANTS – 0.0%
14,538	Go North Group AB*(g)(h)	58,152
164,815	JAB Acquisition Corp. I*(g)	7,417
36,249	Leafly Holdings Inc.*@(g)(h)	—
1,061,473	Mcdermott International Ltd.*(g)(h)	—
	Total United States	65,569
	TOTAL WARRANTS
	(Cost – $875,296)	65,569
RIGHT – 0.0%
United States – 0.0%
164,815	JAB Acquisition Corp. I*
	(Cost – $201,995)	24,722

See Notes to Financial Statements.
246

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS – 0.0%
Equity Option – 0.0%
324	$127,332	Bed Bath & Beyond Inc., Put, @ $10.00, expires 1/15/2027, Counterparty: RJA	$181,440
162	63,666	Bed Bath & Beyond Inc., Put, @ $7.50, expires 1/15/2027, Counterparty: RJA	55,080
		Total Equity Option	236,520
		TOTAL PURCHASED OPTIONS
		(Cost – $187,284)	236,520
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost – $683,995,705)	661,964,035

Face Amount†
SHORT-TERM INVESTMENTS – 7.4%
COMMERCIAL PAPERS – 3.7%
4,750,000		DENTSPLY SIRONA Inc., 4.496% due 10/5/26(b)(j)	4,729,450
4,620,000		EIDP Inc., 4.184% due 9/18/26(b)(j)	4,610,982
		Genuine Parts Co.:
1,604,000		4.478% due 9/21/26(b)(j)	1,599,885
1,124,000		4.468% due 9/22/26(b)(j)	1,120,976
4,844,000		Gildan Activewear Inc., 4.296% due 9/28/26(b)(j)	4,828,031
4,620,000		HCA Inc., 4.212% due 11/16/26(b)(j)	4,577,143
5,410,000		Keurig Dr Pepper Inc., 4.322% due 9/15/26(b)(j)	5,400,635
		TOTAL COMMERCIAL PAPERS
		(Cost – $26,870,690)	26,867,102
TIME DEPOSITS – 3.2%
		Citibank - London:
220,547	EUR	1.130% due 9/1/26	256,198
1,073,764	GBP	2.670% due 9/1/26	1,454,951
14,683,482		Citibank – New York, 2.980% due 9/1/26	14,683,482
39		JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	39
		Skandinaviska Enskilda Banken AB - Stockholm:
1,200,422	SEK	0.660% due 9/1/26	125,354
6,671,756		2.980% due 9/1/26	6,671,756
		TOTAL TIME DEPOSITS
		(Cost – $23,191,780)	23,191,780
U.S. GOVERNMENT OBLIGATION – 0.5%
4,000,000		U.S. Treasury Bill, 3.745% due 10/8/26(j)
		(Cost – $3,984,727)	3,984,727
		TOTAL SHORT-TERM INVESTMENTS
		(Cost – $54,047,197)	54,043,609

See Notes to Financial Statements.
247

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.8%
MONEY MARKET FUND – 2.8%
20,805,514	Federated Government Obligations Fund, Premier Class, 3.591%(k)
	(Cost – $20,805,514)	$20,805,514
	TOTAL INVESTMENTS – 100.6%
	(Cost – $758,848,416)	736,813,158
	Liabilities in Excess of Other Assets – (0.6)%	(4,431,638)
	TOTAL NET ASSETS – 100.0%	$732,381,520

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2026.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $337,645,645 and represents 46.10% of net assets.

(c)	All or a portion of this security is on loan (See Note 5).
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is currently in default.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(g)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $25,186,295 and represents 3.44% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	$ 7,109,000	$ 4,559,200	0.62%
Leafly Holdings Inc.	2/7/2022	—	—	0.00%*
			$ 4,559,200	0.62%

*	Position represents less than 0.005%.
See Notes to Financial Statements.
248

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)
Abbreviations used in this schedule:
CMT	— Constant Maturity Treasury Index
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SARL	— Société à Responsabilité Limitée
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

Corporate Bonds & Notes	71.0%
Senior Loans	6.1
Common Stocks	3.8
Exchange Traded Fund (ETF)	3.7
Sovereign Bonds	3.2
Preferred Stocks	1.1
U.S. Government Agency & Obligation	0.7
Asset-Backed Securities	0.2
Limited Partnership	0.0*
Convertible Preferred Stock	0.0*
Warrants	0.0*
Right	0.0*
Purchased Options	0.0*
Short-Term Investments	7.4
Money Market Fund	2.8
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700	$275,100	Bed Bath & Beyond Inc., Call	RJA	1/15/27	$7.50	$(16,100)
108	42,444	Bed Bath & Beyond Inc., Call	RJA	1/15/27	10.00	(1,296)
222	87,246	Bed Bath & Beyond Inc., Call	RJA	1/21/28	10.00	(19,980)
222	87,246	Bed Bath & Beyond Inc., Call	RJA	1/21/28	12.50	(13,320)
100	695,100	Euronet Worldwide Inc., Put	RJA	11/20/26	75.00	(105,000)
100	695,100	Euronet Worldwide Inc., Call	RJA	11/20/26	90.00	(23,000)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $245,015)				$(178,696)

See Notes to Financial Statements.
249

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(continued)
At August 31, 2026, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	145,000	BBH	$168,525	9/15/26	$317	$—	$317
Norwegian Krone	4,825,000	BBH	516,351	9/15/26	18,318	—	18,318
Norwegian Krone	705,000	BBH	75,446	9/15/26	2,234	—	2,234
					$20,869	$—	$20,869
Contracts to Sell:
British Pound	22,000,000	BBH	$29,810,258	9/17/26	$—	$(106,100)	$(106,100)
Canadian Dollar	721,000	BBH	520,516	9/15/26	—	(9,045)	(9,045)
Canadian Dollar	60,000	BBH	43,316	9/15/26	—	(525)	(525)
Euro	9,400,000	BBH	10,925,075	9/15/26	—	(153,963)	(153,963)
Euro	387,500	BBH	450,369	9/15/26	—	(7,180)	(7,180)
Euro	88,000	BBH	102,277	9/15/26	632	—	632
Euro	35,000,000	BBH	40,681,638	9/17/26	—	(255,483)	(255,483)
Euro	382,460	BBH	444,545	9/17/26	1,970	—	1,970
Norwegian Krone	33,550,000	BBH	3,590,377	9/15/26	—	(159,389)	(159,389)
Swedish Krona	26,675,000	BBH	2,787,528	9/15/26	—	(11,763)	(11,763)
					$2,602	$(703,448)	$(700,846)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$23,471	$(703,448)	$(679,977)

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	— Brown Brothers Harriman & Co.
RJA	— Raymond James & Associates
See Notes to Financial Statements.
250

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Global Fixed Income Opportunities Fund(concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.4%
CORPORATE BOND & NOTES – 0.4%
Basic Materials – 0.1%
$651,000	Champion Iron Canada Inc., Company Guaranteed Notes, 7.875% due 7/15/32(a)	$663,937
Consumer Non-cyclical – 0.2%
1,519,000	PepsiCo Inc., Senior Unsecured Notes, 5.000% due 2/7/35	1,496,754
Industrial – 0.1%
835,000	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	767,492
	Total Basic Materials	2,928,183
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $2,957,443)	2,928,183
	TOTAL SECURITIES SOLD SHORT – 0.4% (Proceeds – $2,957,443)	$2,928,183

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $1,431,429 and represents 0.20% of net assets.

See Notes to Financial Statements.
251

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 92.6%
Alabama – 2.7%
		Black Belt Energy Gas District, Revenue Bonds:
$1,000,000	A3(a)	Series A, 5.000% due 12/1/34	$1,037,333
1,250,000	A1(a)	Series C, 5.250% due 6/1/36	1,322,904
2,000,000	A2(a)	Series E, 5.000% due 7/1/33	2,079,932
1,100,000	A2(a)	Series H21, 5.000% due 12/1/31	1,144,956
550,000	AA	City of Gadsden AL, GO, BAM-Insured, Series A, 5.000% due 10/1/35	608,530
1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	1,511,405
1,500,000	BB+	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(b)	1,528,523
1,500,000	BBB	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(b)	1,423,165
500,000	A+	Montgomery County Board of Education/AL, Special Tax, Series A, 5.000% due 3/1/38(c)	535,214
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
3,050,000	Aa3(a)	Series E, 5.000% due 10/1/30	3,229,014
1,750,000	A1(a)	Series H, 5.000% due 11/1/35	1,805,317
919,175	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	927,504
		Total Alabama	17,153,797
Arizona – 1.9%
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,401,509
2,000,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	2,004,181
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,022,081
1,000,000	A2(a)	Series D, 5.000% due 12/1/41	1,042,080
905,000	Aa1(a)	Maricopa County School District No 3 Tempe Elementary, GO, Series C, 5.000% due 7/1/36	1,002,534
1,350,000	Aa3(a)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,348,765
2,500,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series C, 5.000% due 1/1/51	2,555,051
		Sierra Vista Industrial Development Authority, Revenue Bonds:
1,000,000	NR	5.000% due 6/15/64(d)	783,666
1,000,000	NR	5.750% due 6/15/58(d)	900,498
		Total Arizona	12,060,365
Arkansas – 0.4%
1,150,000	BB+	Arkansas Development Finance Authority, Revenue Bonds, 5.700% due 5/1/53(b)	1,171,941
700,000	Baa3(a)	City of Osceola AR, Revenue Bonds, 4.875% due 4/1/40(b)	680,085
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	509,607
		Total Arkansas	2,361,633

See Notes to Financial Statements.
252

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – 4.9%
$1,000,000	Aa1(a)	California Community Choice Financing Authority, Revenue Bonds, Series G, 5.000% due 12/1/35	$1,070,030
1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	732,607
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 12/1/32	1,076,011
940,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series B, 12.000% due 1/1/65(b)(d)(e)	596,900
		California Municipal Finance Authority, Revenue Bonds:
650,000	NR	6.000% due 1/1/55(b)(d)	673,443
300,000	BB	6.375% due 6/15/64(d)	311,702
		California Public Finance Authority, Revenue Bonds:
1,000,000	NR	Series A, 6.375% due 6/1/59(d)	929,332
990,000	NR	Series A1, 6.750% due 7/1/65(d)	1,052,634
4,800,000	A+	California State Public Works Board, Revenue Bonds, Series A, 5.000% due 9/1/27	4,921,441
5,730,000	AA-	California State University, Revenue Bonds, Series A, 5.000% due 11/1/41	6,273,272
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB+	5.500% due 12/1/54	2,525,359
1,000,000	BB+	Series A, 5.000% due 12/1/46(d)	1,001,005
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	756,510
		CSCDA Community Improvement Authority, Revenue Bonds:
1,500,000	NR	3.000% due 6/1/47(d)	1,059,224
1,000,000	NR	3.000% due 12/1/56(d)	682,471
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	962,193
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,302,733
775,000	AA	Oakland Unified School District/Alameda County, GO, BAM-Insured, Series A, 5.000% due 8/1/34	873,214
750,000	NR	Orange County Community Facilities District, Special Tax, Series A, 5.000% due 8/15/46	758,218
2,000,000	WD(f)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41#	763,115
1,345,000	Aa3(a)	Southern California Public Power Authority, Revenue Bonds, Series 2, 5.000% due 7/1/53(e)	1,399,418
205,000	AA-	State of California, GO, Series C, 5.000% due 8/1/29	205,320
1,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	1,087,926
		Total California	31,014,078
Colorado – 3.0%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,098,081
1,000,000	AAA	Board of Water Commissioners City & County of Denver, Revenue Bonds, Series A, 4.000% due 9/15/42	944,387

See Notes to Financial Statements.
253

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
$650,000	AA+	5.000% due 12/15/29	$696,320
775,000	AA+	5.000% due 12/15/38	837,194
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(b)	316,763
195,000	AA-	Series A, 5.000% due 11/15/28(b)	199,611
455,000	AA-	Series A, 5.000% due 11/15/29(b)	464,824
115,000	AA-	Series A, 5.000% due 11/15/30(b)	117,320
1,000,000	A+	Series A, 5.000% due 12/1/37(b)	1,019,013
3,400,000	AA-	Series D, 5.500% due 11/15/30(b)	3,694,692
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AG-Insured:
500,000	AA	Series A, 5.000% due 12/1/41	530,670
1,200,000	AA	Series A, 5.250% due 12/1/54	1,238,528
1,545,000	AA	Series A, 5.500% due 12/1/54	1,626,607
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	574,400
		Colorado Health Facilities Authority, Revenue Bonds:
2,910,000	A-	Series A, 5.000% due 8/1/44	2,937,589
60,000	NR	Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(e)(g)	60,298
500,000	NR	Legacy Community Authority, Revenue Bonds, Series A, 6.750% due 12/1/55	506,114
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,647,025
		Total Colorado	18,509,436
Connecticut – 1.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,400,000	A	Series A, 5.500% due 8/1/56	1,465,937
500,000	NR	Series A, 5.875% due 12/15/46	500,918
1,500,000	AAA	Series B2, 5.000% due 7/1/64(e)	1,651,149
1,000,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/44	1,058,633
		State of Connecticut, GO:
150,000	AA-	Series A, 5.000% due 4/15/30	158,338
170,000	AA-	Series A, 5.000% due 4/15/34	177,630
1,150,000	AA-	Series D, 5.000% due 8/15/30	1,243,047
100,000	AA-	Series E, 5.000% due 10/15/26	100,287
150,000	AA-	Series E, 5.000% due 10/15/29	150,411
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	339,072
		Total Connecticut	6,845,422
District of Columbia – 1.0%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
1,820,000	AA-	5.000% due 10/1/36(b)	1,839,507
2,000,000	AA-	Series A, 5.000% due 10/1/35(b)	2,138,531

See Notes to Financial Statements.
254

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
$1,095,000	AA	5.000% due 7/15/37	$1,167,712
1,000,000	AA	5.000% due 7/15/38	1,058,179
		Total District of Columbia	6,203,929
Florida – 5.0%
985,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	989,948
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	510,152
250,000	NR	Series A, 4.000% due 6/15/29(d)	246,642
1,000,000	NR	Series A1, 5.000% due 7/1/56(d)	869,197
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series A, 5.000% due 7/1/39	1,082,043
2,535,000	AA	City of Jacksonville FL, Revenue Bonds, 5.000% due 10/1/37	2,775,855
2,420,000	AA-	City of Palm Coast FL Utility Revenue, Revenue Bonds, 5.000% due 10/1/47	2,498,679
1,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	1,508,162
1,000,000	A+	County of Broward FL Airport System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/29(b)	1,050,847
1,270,000	A1(a)	County of Broward FL Port Facilities Revenue, Revenue Bonds, 5.000% due 9/1/33(b)	1,355,295
500,000	A2(a)	County of Lee FL Airport Revenue, Revenue Bonds, Series A1, 5.250% due 10/1/43(b)	521,982
4,335,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 4.000% due 10/1/38	4,206,054
655,000	A3(a)	County of Miami-Dade Seaport Department, Revenue Bonds, Series A, 5.000% due 10/1/35(b)	692,408
600,000	NR	Florida Development Finance Corp., Revenue Bonds, Series A, 6.750% due 6/15/53(d)	623,678
		Florida Higher Educational Facilities Financing Authority, Revenue Bonds:
1,000,000	BB+	6.250% due 7/1/55(d)	1,007,756
1,600,000	NR	Series 2018-A1, 5.000% due 6/1/48(d)	1,448,123
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(f)	Series B, 5.000% due 6/1/33(b)	873,438
185,000	A+(f)	Series B, 5.000% due 6/1/38(b)	188,653
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	753,027
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	520,475
		Lee County Industrial Development Authority/FL, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	602,571
515,000	A+	Series 2019A1, 5.000% due 4/1/35	531,468

See Notes to Financial Statements.
255

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Marion County School Board, COP, AG-Insured:
$1,950,000	AA	5.000% due 6/1/31	$2,105,395
2,000,000	AA	5.000% due 6/1/37	2,150,557
550,000	BBB(f)	Palm Beach County Health Facilities Authority, Revenue Bonds, Series B, 4.000% due 5/15/53	428,834
1,000,000	A1(a)	School District of Broward County/FL, COP, Series A, 5.000% due 7/1/29	1,055,728
975,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	878,056
		Total Florida	31,475,023
Georgia – 1.7%
3,615,000	AA-	City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/39	3,943,965
335,000	BBB(f)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	354,165
1,700,000	Aa1(a)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(e)	1,778,515
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,475,497
		Total Georgia	10,552,142
Hawaii – 0.8%
5,000,000	Aa2(a)	City & County of Honolulu HI, GO, Series C, Prerefunded 10/1/26 @ 100 4.000% due 10/1/32(g)	5,005,348
Idaho – 0.4%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,445,121
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,039,093
		Total Idaho	2,484,214
Illinois – 5.8%
		Chicago Board of Education, GO:
1,180,000	BB+	Series A, 5.000% due 12/1/47	1,055,755
1,500,000	BB+	Series A, 5.750% due 12/1/50	1,452,769
		Chicago O’Hare International Airport, Revenue Bonds:
1,000,000	AA	Series A, BAM-Insured, 4.000% due 1/1/43(b)	892,611
3,025,000	A+	Series D, 5.000% due 1/1/39	3,255,687
1,000,000	A+	Series D, 5.250% due 1/1/42	1,003,332
1,000,000	AA	City of Aurora IL, GO, Series C, 5.000% due 12/30/42	1,031,348
1,100,000	BBB	City of Chicago IL, GO, Series E, 6.000% due 1/1/42	1,164,210
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,014,587
980,000	AA-	5.000% due 11/15/42	1,011,786
1,120,000	AA-	Series A, 5.250% due 11/15/45	1,162,908
675,000	AA+	DuPage & Cook Counties Community Unit School District No 205 Elmhurst, GO, Series B, 5.000% due 1/1/28	694,294
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(g)	5,048

See Notes to Financial Statements.
256

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Illinois Finance Authority, Revenue Bonds:
$1,000,000	A	Series A, 5.000% due 11/15/45	$986,642
870,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(g)	895,400
1,300,000	AA-	Series A, Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(g)	1,337,953
20,000	NR	Series C, Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(g)	20,114
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(g)	171,257
		Illinois State Toll Highway Authority, Revenue Bonds:
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,535,733
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,001,596
640,000	A	Illinois State University, COP, Series A, 5.000% due 4/1/33(c)	692,486
1,010,000	AAA	Lake County School District No 109 Deerfield, GO, Series A, 4.125% due 12/15/45	938,062
1,060,000	AA	Lemont Fire Protection District, GO, BAM-Insured, 4.000% due 12/30/43	984,815
		State of Illinois Sales Tax Revenue, Revenue Bonds:
2,880,000	A	Series A, 5.000% due 6/15/28	2,986,610
1,000,000	A	Series A, 5.000% due 6/15/32	1,082,365
		State of Illinois, GO:
195,000	A-	5.000% due 2/1/27	196,788
180,000	A-	5.000% due 2/1/28	181,604
1,825,000	A-	Series B, 4.000% due 11/1/36	1,786,714
2,980,000	A-	Series B, 5.000% due 5/1/32	3,214,408
1,245,000	A-	Series C, 5.000% due 4/1/28	1,286,579
390,000	A-	Series D, 5.000% due 11/1/26	391,418
1,500,000	A-	Series D, 5.000% due 7/1/32	1,618,635
165,000	AA	Will County Community Unit School District No 365-U Valley View, GO, AG-Insured, Series B, zero coupon, due 11/1/26#	164,223
		Total Illinois	36,217,737
Indiana – 2.2%
1,000,000	AA+	Carmel Clay School Building Corp., Revenue Bonds, 5.000% due 1/15/37	1,092,519
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,019,972
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(a)	5.000% due 1/1/35(b)	582,342
550,000	A1(a)	5.250% due 1/1/36(b)	585,140
600,000	A1(a)	5.250% due 1/1/37(b)	634,840
1,250,000	A1(a)	5.250% due 1/1/38(b)	1,314,867
1,895,000	Aa1(a)	Series 202, 6.000% due 1/15/41	2,089,223
450,000	AA+	Lebanon Middle School Building Corp., Revenue Bonds, Series A, 5.000% due 1/15/46	460,192
2,115,000	AA+	Peru Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/43	2,199,854
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	624,332
		Total Indiana	13,603,281

See Notes to Financial Statements.
257

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Iowa – 1.3%
$1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(b)	$1,043,758
		Iowa Finance Authority, Revenue Bonds:
1,000,000	BBB+	4.750% due 8/1/42	1,000,933
1,000,000	AAA	Series A, 5.000% due 8/1/36	1,122,076
5,000,000	A(f)	PEFA Inc., Revenue Bonds, Series Prerefunded 9/1/26 @ 100 5.000% due 9/1/49(e)(g)	5,000,000
		Total Iowa	8,166,767
Kansas – 0.5%
250,000	NR	City of Garden City KS, Revenue Bonds, 5.375% due 6/1/39(d)	247,212
20,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	20,001
600,000	AA	Harvey County Unified School District No 373 Newton, GO, BAM-Insured, Series A, 5.000% due 9/1/46	617,113
1,000,000	AA	Johnson County Unified School District No 233 Olathe, GO, BAM-Insured, Series A, 5.000% due 9/1/44	1,053,892
1,000,000	Aa2(a)	Kansas Development Finance Authority, Revenue Bonds, Series A, 4.125% due 5/1/44	948,603
		Total Kansas	2,886,821
Kentucky – 1.2%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,230,223
500,000	Baa2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 5.000% due 12/1/33	508,225
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	162,213
145,000	A	5.000% due 5/1/28	150,570
1,795,000	A	Series B, 5.000% due 11/1/26	1,801,946
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,541,519
1,220,000	Aa3(a)	Montgomery County School District Finance Corp., Revenue Bonds, 4.000% due 8/1/37	1,194,324
		Total Kentucky	7,589,020
Louisiana – 2.6%
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	BAM-Insured, 5.000% due 10/1/26	1,502,847
2,800,000	A1(a)	5.000% due 8/15/37	2,823,122
1,000,000	NR	Louisiana Public Facilities Authority, Revenue Bonds, 6.000% due 6/15/59(d)	986,794
1,000,000	A2(a)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,070,084
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,660,669
4,835,000	AA	Series E, 5.000% due 9/1/33	5,384,033
1,165,000	A	Terrebonne Parish Hospital Service District No 1, Revenue Bonds, 5.000% due 4/1/45	1,179,325
		Total Louisiana	16,606,874

See Notes to Financial Statements.
258

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maine – 0.3%
$2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	$2,123,875
Maryland – 1.8%
4,000,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	4,170,666
		Maryland Community Development Administration, Revenue Bonds:
70,000	Aa1(a)	Series B, 4.000% due 9/1/49	70,147
80,000	Aa1(a)	Series C, 3.500% due 3/1/50	79,800
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,623,381
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
500,000	BBB	5.000% due 1/1/29(c)	516,208
1,500,000	A	Series B, 5.000% due 8/15/56(e)	1,623,701
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,968,503
		Total Maryland	11,052,406
Massachusetts – 2.9%
		Commonwealth of Massachusetts, GO:
1,000,000	AA+	Series B, 5.000% due 2/1/40	1,084,871
1,000,000	AA+	Series D, 5.000% due 6/1/39	1,095,224
1,250,000	AA+	Series E, 5.000% due 8/1/41	1,336,852
2,665,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series B, 5.000% due 7/1/38	2,928,717
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,408,648
500,000	AA+	Series A, 5.000% due 11/1/55(e)	561,487
1,500,000	A1(a)	Series A, 5.250% due 10/1/46	1,601,075
500,000	BB+	Series A, 5.500% due 7/1/66(d)	481,143
		Massachusetts Port Authority, Revenue Bonds:
4,335,000	AA	Series A, 5.000% due 7/1/43	4,612,830
500,000	AA	Series E, 5.000% due 7/1/31(b)	536,836
250,000	AA	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 2/15/38	282,073
1,700,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, AG-Insured, Series B, 5.250% due 8/1/38	1,968,501
		Total Massachusetts	17,898,257
Michigan – 1.3%
140,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AG-Insured, Series D, 3.271% due 7/1/32(e)	139,947
500,000	AA	Lincoln Consolidated School District, GO, 5.000% due 5/1/29	527,983
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, Prerefunded 10/15/26 @ 100 5.000% due 10/15/34(g)	496,437
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,859,362

See Notes to Financial Statements.
259

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$1,100,000	AA	Northville Public Schools, GO, Series II, 5.000% due 5/1/45	$1,155,208
700,000	A+	Wayne County Airport Authority, Revenue Bonds, Series D, 5.000% due 12/1/32(b)	753,890
		Total Michigan	7,932,827
Minnesota – 2.0%
350,000	AA	City of Rochester MN, Revenue Bonds, Series A, 5.000% due 11/15/38	380,978
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,500,399
780,000	Aa2(a)	Minnesota Health & Education Facilities Authority, Revenue Bonds, 4.000% due 3/1/39	743,903
750,000	Baa1(a)	Minnesota Municipal Gas Agency, Revenue Bonds, Series A, 5.000% due 9/1/35	769,999
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,135,520
2,850,000	Aa1(a)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	2,942,425
		Total Minnesota	12,473,224
Mississippi – 0.0%
160,000	AA	State of Mississippi, GO, Series A, 5.000% due 10/1/30	163,808
Missouri – 1.2%
1,000,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	1,024,746
1,000,000	AA+	Hickman Mills C-1 School District/MO, GO, Series A, 5.000% due 3/1/46	1,019,028
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(d)	333,119
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,522,159
2,100,000	AA	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,228,074
525,000	AA+	Missouri Housing Development Commission, Revenue Bonds, GNMA & FNMA-Insured, Series F, 3.650% due 11/1/33	519,861
		Total Missouri	7,646,987
Montana – 0.4%
1,000,000	AA	Lewis & Clark County High School District No 1 Helena, GO, BAM-Insured, 5.000% due 7/1/43	1,057,127
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, BAM-Insured, 5.000% due 7/1/42	1,444,868
		Total Montana	2,501,995
Nebraska – 0.9%
1,500,000	BBB+	Central Plains Energy Project, Revenue Bonds, Series A, 5.000% due 9/1/42	1,501,346
1,000,000	AAA	City of Lincoln NE, GO, 4.000% due 12/15/39	976,880
340,000	A	Douglas County Hospital Authority No 3, Revenue Bonds, 5.250% due 11/1/43	358,252
1,885,000	A2(a)	Public Power Generation Agency, Revenue Bonds, Series A, 5.000% due 1/1/27	1,900,170
1,000,000	Aa3(a)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,032,216
		Total Nebraska	5,768,864

See Notes to Financial Statements.
260

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada – 0.4%
$2,750,000	AAA	County of Clark NV, GO, Series B, Prerefunded 11/1/26 @ 100 4.000% due 11/1/34(g)	$2,755,951
New Hampshire – 0.1%
1,000,000	B-	New Hampshire Business Finance Authority, Revenue Bonds, Series B, 4.625% due 11/1/42(d)	871,874
New Jersey – 1.7%
		New Jersey Educational Facilities Authority, Revenue Bonds:
1,000,000	AAA	Series A, 5.000% due 7/1/64(e)	1,082,893
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,362,896
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A	5.000% due 12/15/28	1,385,619
870,000	A	Series A, zero coupon, due 12/15/27#	836,907
195,000	A	Series A, zero coupon, due 12/15/28#	181,735
220,000	A	Series A, 5.000% due 12/15/33	228,019
1,050,000	A	Series AA, 5.000% due 6/15/40	1,082,901
		New Jersey Turnpike Authority, Revenue Bonds:
3,450,000	AA-	Series A1, 5.000% due 1/1/52	3,534,984
1,000,000	AA-	Series B, 5.000% due 1/1/36	1,117,413
		Total New Jersey	10,813,367
New York – 11.0%
2,010,000	Aaa(a)	Battery Park City Authority, Revenue Bonds, 5.000% due 11/1/50	2,093,926
		Build NYC Resource Corp., Revenue Bonds:
1,650,000	BBB+	5.500% due 7/1/55(b)	1,682,289
1,000,000	NR	Series A, 7.000% due 12/15/65(d)	1,001,148
		City of New York NY, GO:
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,507,527
2,000,000	AA	Series C1, 5.000% due 8/1/31	2,129,765
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,558,198
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,015,970
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,789,309
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	A	Series A2, 5.000% due 11/15/29	247,859
270,000	A	Series B, 5.000% due 11/15/30	271,132
290,000	A	Series C1, 5.000% due 11/15/27	291,478
300,000	A	Series C1, 5.000% due 11/15/31	309,193
370,000	A3(a)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	366,244
250,000	CC	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	132,341
		New York City Municipal Water Finance Authority, Revenue Bonds:
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,535,721
1,945,000	AA+	Series EE, 5.000% due 6/15/45	1,974,662

See Notes to Financial Statements.
261

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$1,500,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S2, 5.000% due 7/15/37	$1,669,815
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
1,000,000	AAA	3.000% due 2/1/37	874,925
2,000,000	AAA	5.000% due 11/1/36	2,223,070
1,000,000	AAA	5.000% due 11/1/44	1,038,861
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,335,487
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,268,647
1,000,000	AAA	Series B1, 4.000% due 8/1/42	913,635
1,100,000	AAA	Series B1, 4.000% due 11/1/43	998,391
275,000	AAA	Series C2, 5.000% due 5/1/32	283,706
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,014,928
1,000,000	AAA	Series D1, 5.000% due 11/1/36	1,100,120
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,656,888
1,000,000	NR	New York Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44(d)	1,001,442
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B	4.000% due 7/1/45	795,039
655,000	AA	AG-Insured, 5.000% due 10/1/38	703,343
600,000	Aa1(a)	Series A, 5.000% due 3/15/46	619,885
3,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	3,101,666
1,000,000	AA	Series K, AG-Insured, 3.000% due 10/1/31	974,588
1,000,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series C, 5.250% due 6/15/43	1,099,321
		New York State Housing Finance Agency, Revenue Bonds, SONYMA-Insured:
925,000	Aa2(a)	Series B2, 3.600% due 11/1/64(e)	927,205
1,000,000	Aa2(a)	Series D2, 3.375% due 5/1/65(e)	989,713
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(b)	2,098,641
2,500,000	Baa1(a)	5.000% due 12/1/37(b)	2,605,606
1,500,000	BBB-	5.625% due 4/1/40(b)	1,579,615
1,500,000	BBB-	6.000% due 4/1/35(b)	1,645,849
1,585,000	Baa3(a)	6.000% due 6/30/50(b)	1,670,772
1,500,000	B-	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(b)(d)	1,312,981
		Port Authority of New York & New Jersey, Revenue Bonds:
4,000,000	AA-	Series 249, 5.000% due 10/15/29(b)	4,222,531
2,250,000	AA-	Series 249, 5.000% due 10/15/31(b)	2,424,534
215,000	Aa1(a)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, SONYMA-Insured, 3.950% due 4/1/36(b)	204,890
1,500,000	NR	TSASC Inc./NY, Revenue Bonds, 5.000% due 6/1/48	1,392,768
		Total New York	68,655,624

See Notes to Financial Statements.
262

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Carolina – 0.4%
$615,000	Aa3(a)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(b)	$673,194
1,200,000	AAA	City of Durham NC Water & Sewer Utility System Revenue, Revenue Bonds, 5.000% due 8/1/36	1,357,317
600,000	NR	North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.625% due 7/1/56	600,173
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(b)	110,197
		Total North Carolina	2,740,881
Ohio – 3.4%
2,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	2,248,389
1,000,000	BBB-	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	1,012,535
1,000,000	Aa2(a)	County of Franklin OH, Revenue Bonds, Series A, 5.250% due 11/1/55	1,030,636
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	134,349
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,040,561
		Jefferson County Port Authority/OH, Revenue Bonds:
1,000,000	Baa3(a)	3.500% due 12/1/51(b)(d)	795,532
1,000,000	Baa3(a)	5.000% due 12/1/53(b)(d)(e)	1,014,637
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(b)(d)	1,123,831
		State of Ohio, GO:
4,335,000	AAA	Series A, 5.000% due 3/1/30	4,657,801
5,000,000	AAA	Series A, 5.000% due 9/15/33	5,591,007
1,500,000	AAA	Series A, 5.000% due 3/1/43	1,601,560
1,000,000	A	State of Ohio, Revenue Bonds, Series A, 5.000% due 1/15/29	1,042,000
		Total Ohio	21,292,838
Oklahoma – 1.5%
		Creek County Educational Facilities Authority, Revenue Bonds, BAM-Insured:
850,000	AA	5.000% due 9/1/38	904,977
800,000	AA	5.000% due 9/1/39	842,897
1,150,000	AA	5.000% due 9/1/40	1,195,304
1,000,000	Aa3(a)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28	1,023,528
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB+	Series B, 5.500% due 8/15/52	2,007,630
1,170,000	BB+	Series B, 5.500% due 8/15/57	1,173,972
2,155,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/38	2,345,371
		Total Oklahoma	9,493,679
Oregon – 0.4%
750,000	AA	City of Tigard OR Water Revenue, Revenue Bonds, BAM-Insured, 5.000% due 8/1/43	792,496

See Notes to Financial Statements.
263

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oregon – (continued)
		Port of Portland OR Airport Revenue, Revenue Bonds:
$300,000	AA-	5.000% due 7/1/28(b)	$310,713
165,000	AA-	5.000% due 7/1/29	170,917
205,000	AA-	Series 24B, 5.000% due 7/1/32(b)	206,029
1,275,000	Aa2(a)	State of Oregon Housing & Community Services Department, Revenue Bonds, Series D, 3.800% due 7/1/34	1,272,762
		Total Oregon	2,752,917
Pennsylvania – 4.2%
		City of Philadelphia PA, GO:
3,000,000	A+	Series C, 5.000% due 8/1/30	3,229,076
6,795,000	A+	Series C, 5.000% due 8/1/32	7,464,522
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	521,150
1,010,000	A	Commonwealth Financing Authority, Revenue Bonds, Series A, 5.000% due 6/1/28	1,047,455
		Commonwealth of Pennsylvania, GO:
2,705,000	A+	Series First, 5.000% due 4/1/33	3,003,468
1,000,000	A+	Series Second, 4.000% due 9/15/34	991,685
810,000	A+	Series Second, 5.000% due 9/15/29	811,504
2,000,000	AAA	County of Chester PA, GO, Series A, 5.000% due 7/15/29	2,127,823
750,000	AA-	Dallastown Area School District, GO, 5.000% due 3/15/44	774,844
1,500,000	A+	Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 4.000% due 12/1/37	1,489,352
400,000	AA	Keystone Oaks School District, GO, BAM-Insured, 5.000% due 9/1/46	413,221
1,000,000	Baa2(a)	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.500% due 6/30/37(b)	1,073,162
1,000,000	AA	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series C, 4.000% due 8/15/41	929,391
450,000	BBB-(f)	Philadelphia Authority for Industrial Development, Revenue Bonds, Series A, 5.750% due 6/1/50	458,655
1,500,000	Aa2(a)	West Shore School District/PA, GO, 5.000% due 11/15/43	1,505,409
500,000	AA	Woodland Hills School District, GO, AG-Insured, 4.000% due 9/1/41	472,579
		Total Pennsylvania	26,313,296
Puerto Rico – 1.0%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	927,805
1,000,000	NR	Series A1, 4.000% due 7/1/46	887,310
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	1,004,662
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	887,668
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
1,500,000	NR	Series A1, 4.750% due 7/1/53	1,417,169
1,000,000	NR	Series A1, 5.000% due 7/1/58	968,851
		Total Puerto Rico	6,093,465

See Notes to Financial Statements.
264

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island – 0.7%
		Providence Public Building Authority, Revenue Bonds, AG-Insured:
$400,000	AA	Series A, 5.250% due 9/15/41	$419,287
410,000	AA	Series A, 5.250% due 9/15/43	427,372
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
1,000,000	AA-	Series A, 5.000% due 5/15/42	1,034,704
1,000,000	AA-	Series H, 5.000% due 5/15/36	1,098,698
		Rhode Island Student Loan Authority, Revenue Bonds:
50,000	AA	Series A, 3.500% due 12/1/34(b)	47,924
1,125,000	AA	Series A, 5.000% due 12/1/26(b)	1,130,219
		Total Rhode Island	4,158,204
South Carolina – 1.3%
1,000,000	A1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(e)	1,052,779
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,073,409
1,000,000	NR	7.750% due 11/15/58	1,080,371
1,600,000	A+	Series A, 5.250% due 11/1/41	1,686,604
2,500,000	NR	Series A1, 6.750% due 10/15/60(d)	2,540,169
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A	Series B, 5.000% due 12/1/35(h)	185,630
275,000	A	Series B, 5.000% due 12/1/36(h)	275,856
		Total South Carolina	7,894,818
Tennessee – 0.5%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,095,123
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,001,605
1,125,000	A1(a)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(b)	1,222,730
		Total Tennessee	3,319,458
Texas – 10.6%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,830,325
		Aldine Independent School District, GO, PSF-GTD-Insured:
750,000	AAA	5.000% due 2/15/46	780,761
1,500,000	AAA	Series B, 5.000% due 2/15/33	1,658,017
1,000,000	Aaa(a)	Argyle Independent School District, GO, PSF-GTD-Insured, Series B1, 4.000% due 8/15/57(e)	1,010,399
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,010,390
1,500,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,501,737
		Central Texas Regional Mobility Authority, Revenue Bonds:
600,000	A+	Series B, 4.000% due 1/1/41	558,255
375,000	A+	Series B, 5.000% due 1/1/29	394,024

See Notes to Financial Statements.
265

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,800,000	A+	Series E, 5.000% due 1/1/38	$1,867,340
405,000	AA	City of Bryan TX Electric System Revenue, Revenue Bonds, BAM-Insured, 5.000% due 7/1/41	415,723
1,000,000	AA	City of El Paso TX, GO, 5.000% due 8/15/39	1,071,482
1,000,000	AA	City of Greenville TX Waterworks & Sewer System Revenue, Revenue Bonds, BAM-Insured, 5.000% due 2/15/38	1,068,676
360,000	A1(a)	City of Houston TX Airport System Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	374,225
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(a)	Series A, 5.000% due 11/15/41	1,048,930
3,000,000	Aa2(a)	Series B, 4.000% due 11/15/31	3,003,459
1,000,000	Aa2(a)	Series B, 4.000% due 11/15/45	895,540
500,000	A+	City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, 4.000% due 2/1/43	455,587
2,000,000	AAA	Community Independent School District/TX, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,096,830
700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(d)	711,898
1,695,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series C, 5.000% due 11/1/29(b)	1,786,536
1,000,000	Aaa(a)	Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/30	1,078,111
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	912,522
1,000,000	AAA	3.875% due 8/15/44	898,898
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	154,835
125,000	AA+	Series A, 5.000% due 10/1/32	128,851
190,000	AA+	Series A, 5.000% due 10/1/33	195,618
145,000	AA+	Series A, 5.000% due 10/1/34	149,074
1,180,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/36	1,298,857
325,000	AA+	Houston Independent School District, GO, Series A, 5.000% due 7/15/45(e)	336,911
800,000	AAA	Hutto Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/1/35	894,708
5,050,000	AAA	Lamar Consolidated Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	5,092,394
1,180,000	AAA	Lovejoy Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/34	1,313,747
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(d)	1,249,732
1,000,000	Aaa(a)	North East Independent School District/TX, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	961,763
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, 4.000% due 1/1/38	965,549

See Notes to Financial Statements.
266

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Northside Independent School District, GO, PSF-GTD-Insured:
$2,000,000	Aaa(a)	3.450% due 8/15/37	$1,845,159
1,500,000	Aaa(a)	Series B, 3.100% due 8/1/53(e)	1,491,351
		Permanent University Fund - University of Texas System, Revenue Bonds:
4,335,000	AAA	Series A, 5.000% due 7/1/39	4,794,261
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,384,778
		Port of Beaumont Navigation District, Revenue Bonds:
1,750,000	NR	3.000% due 1/1/50(b)(d)	1,080,530
1,000,000	NR	Series A, 5.250% due 1/1/54(b)(d)	896,151
		State of Texas, GO:
500,000	AAA	5.000% due 8/1/35(b)	545,748
1,375,000	Aaa(a)	5.000% due 10/1/43	1,454,533
1,000,000	A2(a)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	1,068,929
		Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA & FNMA-Insured:
377,244	Aa1(a)	2.950% due 7/1/36	329,408
170,000	AA+	Series A, 4.000% due 3/1/50	171,432
		Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds:
2,640,000	A1(a)	5.000% due 1/1/33	2,762,191
1,000,000	A1(a)	5.000% due 1/1/55(e)	1,042,670
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	620,493
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,034,854
2,000,000	AAA	5.000% due 4/15/34	2,234,330
190,000	AAA	Series A, 5.000% due 4/15/29	195,087
1,500,000	AAA	Tomball Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/50	1,347,171
		Total Texas	66,470,780
Utah – 1.7%
974,315	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d)	985,059
1,000,000	NR	Black Ridge Infrastructure Financing District, Special Assessment, 6.250% due 12/1/54	991,895
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(b)	116,911
155,000	A+	Series A, 5.000% due 7/1/30(b)	159,958
625,000	A+	Series A, 5.250% due 7/1/36(b)	679,192
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, BAM-Insured, 5.000% due 5/1/43	1,293,235
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,437,621
500,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(d)	488,491

See Notes to Financial Statements.
267

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Utah – (continued)
$1,165,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	$958,568
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(d)	508,661
750,000	NR	Resort Core Public Infrastructure District No 1, GO, Series A1, 5.875% due 3/1/57(d)	753,521
230,000	NR	Utah City West Public Infrastructure District No 1, Special Assessment, 5.875% due 12/1/55(d)	230,995
1,000,000	NR	Verk Industrial Regional Public Infrastructure District, Special Tax, 6.625% due 9/1/47(d)	1,049,559
695,523	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	712,933
		Total Utah	10,366,599
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(b)	766,676
675,000	A	Series A, 5.000% due 6/15/30(b)	696,539
		Total Vermont	1,463,215
Virginia – 1.2%
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(g)	1,032,389
2,500,000	A3(a)	Lynchburg Economic Development Authority, Revenue Bonds, 5.500% due 1/1/51	2,604,017
1,700,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,568,567
1,000,000	B-	Tobacco Settlement Financing Corp./VA, Revenue Bonds, Series B1, 5.000% due 6/1/47	800,434
		Virginia College Building Authority, Revenue Bonds:
265,000	AA+	Series E, 5.000% due 2/1/30	273,076
305,000	AA+	Series E, 5.000% due 2/1/31	313,845
300,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series F3, 3.600% due 1/1/33	297,671
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	535,212
		Total Virginia	7,425,211
Washington – 3.2%
870,000	AAA	City of Bellevue WA, GO, 5.000% due 12/1/45	918,280
1,425,000	AA	City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds, Series C, 4.000% due 9/1/43	1,323,017
		Energy Northwest, Revenue Bonds:
1,000,000	AA-	5.000% due 7/1/36	1,119,463
2,340,000	AA-	5.000% due 7/1/43	2,466,234
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,069,222

See Notes to Financial Statements.
268

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$1,245,000	AA-	Port of Seattle WA, Revenue Bonds, Series A, 5.000% due 5/1/36(b)	$1,256,444
575,000	Baa3(a)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	575,348
1,100,000	Aaa(a)	Snohomish County School District No 15 Edmonds, GO, 5.000% due 12/1/38(c)	1,204,453
925,000	Aaa(a)	Snohomish County School District No 2 Everett, GO, 5.000% due 12/1/39(c)	994,563
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	438,894
2,000,000	AA+	Series A3, 5.000% due 8/1/45	2,066,787
355,000	AA+	Series R2018C, 5.000% due 8/1/30	362,765
640,000	AA+	Series R2018D, 5.000% due 8/1/33	652,828
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,497,178
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,912,367
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	707,824
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	962,938
500,000	BBB	6.250% due 7/1/59(d)	521,863
		Total Washington	20,050,468
Wisconsin – 1.8%
680,000	Aa2(a)	City of Appleton WI Storm Water System Revenue, Revenue Bonds, 5.000% due 4/1/33	745,324
455,000	AA	City of Glendale WI, GO, AG-Insured, 5.000% due 4/1/35	493,057
1,000,000	AA	Oshkosh Area School District/WI, GO, BAM-Insured, 4.750% due 3/1/44	1,001,783
		Public Finance Authority, Revenue Bonds:
900,000	NR	zero coupon, due 12/15/39#(d)	382,804
1,000,000	NR	4.250% due 7/1/54(b)	836,866
2,000,000	A+	5.000% due 12/31/35	2,134,421
500,000	A-(f)	5.000% due 12/1/39	506,726
1,500,000	Baa3(a)	5.750% due 12/31/65(b)	1,539,147
500,000	NR	Series A, 5.000% due 6/1/36(d)	500,105
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	899,117
250,000	NR	Series A, 6.250% due 9/1/46(b)(d)	253,421
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	1,000,183
1,000,000	AA	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 4.000% due 4/1/39	949,432
		Total Wisconsin	11,242,386
		TOTAL MUNICIPAL BONDS (Cost – $587,840,506)	580,473,161

See Notes to Financial Statements.
269

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 2.3%
285,801	Vanguard Tax-Exempt Bond Index(i) (Cost – $14,292,580)	$14,101,421
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
7,808	BL Train Holdings West LLC*(h)(j)	23,424
ENGINEERING & CONSTRUCTION – 0.0%
Industrial – 0.0%
36,602	DesertXpress Enterprises LLC*(h)(j)	109,806
	TOTAL WARRANTS (Cost – $73,204)	133,230
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $602,206,290)	594,707,812
Face Amount
SHORT-TERM INVESTMENTS – 4.7%
MUNICIPAL BONDS – 0.7%
$1,500,000	Jersey City Municipal Utilities Authority, Revenue Notes, Series A, 4.000% due 4/30/27	1,512,696
1,500,000	Monmouth County Improvement Authority, Revenue Notes, 4.000% due 3/12/27	1,510,022
2,000,000	PMA Levy & Aid Anticipation Notes Program, Revenue Notes, Series A, 5.000% due 9/24/26	2,002,973
	TOTAL MUNICIPAL BONDS (Cost – $5,030,626)	5,025,691
TIME DEPOSITS – 4.0%
9,574,843	Citibank – New York, 2.980% due 9/1/26	9,574,843
14,881,013	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	14,881,013
342,645	Skandinaviska Enskilda Banken AB – Stockholm, 2.980% due 9/1/26	342,645
	TOTAL TIME DEPOSITS (Cost – $24,798,501)	24,798,501
	TOTAL SHORT-TERM INVESTMENTS (Cost – $29,829,127)	29,824,192
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.9%
MONEY MARKET FUND – 1.9%
11,897,800	Federated Government Obligations Fund, Premier Class, 3.591%(k) (Cost – $11,897,800)	11,897,800
	TOTAL INVESTMENTS – 101.5% (Cost – $643,933,217)	636,429,804
	Liabilities in Excess of Other Assets – (1.5)%	(9,373,706)
	TOTAL NET ASSETS – 100.0%	$627,056,098

See Notes to Financial Statements.
270

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(continued)
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
#	Security issued with zero coupon. Income is recognized through accretion of discount.
*	Non-income producing security.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	When-Issued or delayed delivery security.
(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $47,197,592 and represents 7.53% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2026.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(h)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $594,716 and represents 0.09% of net assets.
(i)	All or a portion of this security is on loan (See Note 5).
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(k)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
AG	— Assured Guaranty Corporation
BAM	— Build America Mutual Assurance Company
COP	— Certificate of Participation
GO	— General Obligation
LLC	— Limited Liability Company
MTA	— Metropolitan Transportation Authority
PSF-GTD	— Permanent School Fund Guaranteed
SONYMA	— State of New York Mortgage Agency
See Notes to Financial Statements.
271

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Municipal Fixed Income Fund(concluded)
Summary of Investments by Security Industry^

General Obligation	35.3%
Education	16.0
Water and Sewer	7.1
Airport	6.9
Health Care Providers & Services	6.7
Development	5.3
Transportation	4.8
Power	1.8
Multifamily Housing	1.7
Nursing Homes	1.6
Tobacco Settlement	0.8
Bond Bank	0.8
Single Family Housing	0.7
Student Loan	0.4
Utilities	0.4
Housing	0.4
Mello-Roos	0.3
Facilities	0.2
Exchange Traded Fund (ETF)	2.2
Warrants	0.0*
Short-Term Investments	4.7
Money Market Fund	1.9
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.
See Notes to Financial Statements.
272

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 23.8%
Mortgage Securities – 23.8%
$6,389,362	A&D Mortgage Trust, Series 2026-NQM4, Class A1, 5.573% due 6/25/71(a)(b)	$6,368,090
	Citigroup Commercial Mortgage Trust:
5,890,000	Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,553,837
11,382,000	Series 2017-P8, Class AS, 3.789% due 9/15/50(a)	10,899,574
	Connecticut Avenue Securities Trust:
6,934,591	Series 2019-HRP1, Class B1, 13.008% (SOFR30A + 9.364%) due 11/25/39(a)(b)	7,059,824
8,000,000	Series 2022-R03, Class 1M2, 7.143% (SOFR30A + 3.500%) due 3/25/42(a)(b)	8,103,878
1,510,449	Cross Mortgage Trust, Series 2026-NQM7, Class A1FC, step bond to yield, 5.458% due 6/25/71(b)	1,504,857
7,728,558	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.670% due 11/15/50(a)	7,461,579
4,606,613	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C06, Class 1B, 13.008% (SOFR30A + 9.364%) due 4/25/29@(a)	4,658,997
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.008% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,981,800
1,500,000	Series 2020-DNA6, Class B2, 9.293% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,726,958
1,280,000	Series 2020-HQA3, Class B2, 13.758% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,651,538
1,260,000	Series 2020-HQA4, Class B2, 13.158% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,613,667
9,700,000	Series 2022-DNA3, Class M1B, 6.543% (SOFR30A + 2.900%) due 4/25/42(a)(b)	9,810,739
1,090,000	Series 2022-DNA6, Class M1B, 7.343% (SOFR30A + 3.700%) due 9/25/42(a)(b)	1,116,504
	Freddie Mac STACR Trust:
4,870,000	Series 2019-DNA3, Class B2, 11.908% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,297,508
4,588,000	Series 2019-DNA4, Class B2, 10.008% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,064,243
5,800,000	Series 2019-FTR1, Class B2, 12.108% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,785,140
4,030,000	Series 2019-HQA1, Class B2, 16.008% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,775,550
3,100,000	Series 2019-HRP1, Class B1, 7.808% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,319,070
4,290,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA3, Class B1, 8.208% (SOFR30A + 4.564%) due 4/25/30@(a)	4,448,416
413,982	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.056% due 8/15/49	411,912
	JPMBB Commercial Mortgage Securities Trust:
2,350,000	Series 2014-C25, Class AS, 4.065% due 11/15/47	2,290,075
9,209,944	Series 2015-C32, Class AS, 3.984% due 11/15/48	5,456,892
8,435,706	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.203% due 8/15/46(a)	8,140,372

See Notes to Financial Statements.
273

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$1,537,104	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class AM, 3.379% due 10/10/48	$1,512,972
	STACR Trust:
2,324,214	Series 2018-HRP1, Class B1, 7.508% (SOFR30A + 3.864%) due 4/25/43(a)(b)	2,380,144
4,652,936	Series 2018-HRP1, Class B2, 15.508% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,352,289
8,098,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635% due 3/15/50	8,005,530
133,026	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	130,366
	Total Mortgage Securities	136,882,321
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost – $137,173,623)	136,882,321
ASSET-BACKED SECURITIES – 8.0%
Automobile ABS – 8.0%
186,091	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	186,111
16,545,033	Carvana Auto Receivables Trust, Series 2026-P1, Class A2, 4.100% due 6/11/29	16,522,250
526,633	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	528,054
327,453	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.660% due 2/16/28	327,615
	Honda Auto Receivables Owner Trust:
418,686	Series 2024-1, Class A3, 5.210% due 8/15/28	420,341
14,000,000	Series 2026-1, Class A2A, 3.710% due 9/21/28	13,959,844
740,390	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	742,187
8,465,170	Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.800% due 4/16/29	8,485,923
5,014,570	World Omni Auto Receivables Trust, Series 2025-D, Class A2A, 3.910% due 2/15/29	5,011,587
	Total Automobile ABS	46,183,912
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $46,245,255)	46,183,912
COLLATERALIZED LOAN OBLIGATIONS – 0.1%
Other ABS – 0.1%
380,836	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 9.676% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	195,600
907,403	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 10.605% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	440,045
	Total Other ABS	635,645
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost – $1,132,783)	635,645

See Notes to Financial Statements.
274

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 33.8%
1,719,244	Franklin Systematic Style Premia	$48,654,605
1,062,581	iShares AAA CLO Active	55,240,292
894,223	iShares MSCI USA Min Vol Factor	90,781,519
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost – $187,033,078)	194,676,416
OPEN-END FUND – 19.8%
9,951,075	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost – $113,649,203)	113,939,804
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $485,233,942)	492,318,098
Face Amount
SHORT-TERM INVESTMENTS – 12.0%
TIME DEPOSITS – 12.0%
$19	ANZ National Bank - London, 2.980% due 9/1/26	19
2,492,942	Citibank - New York, 2.980% due 9/1/26	2,492,942
66,834,405	JPMorgan Chase & Co. - New York, 2.980% due 9/1/26	66,834,405
	TOTAL TIME DEPOSITS
	(Cost – $69,327,366)	69,327,366
	TOTAL INVESTMENTS – 97.5%
	(Cost – $554,561,308)	561,645,464
	Other Assets in Excess of Liabilities - 2.5%	14,474,328
	TOTAL NET ASSETS – 100.0%	$576,119,792

(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2026.
(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $78,547,444 and represents 13.63% of net assets.

@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
See Notes to Financial Statements.
275

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016–C06, Class 1B, 13.008% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	$2,850,909	$ 4,658,997	0.81%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA3, Class B1, 8.208% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,448,416	0.77%
			$ 9,107,413	1.58%

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TSFR	— CME Term SOFR Reference Rate
Summary of Investments by Security Type^

Exchange Traded Funds (ETFs)	34.7%
Collateralized Mortgage Obligations	24.4
Open-End Fund	20.3
Asset-Backed Securities	8.2
Collateralized Loan Obligations	0.1
Short-Term Investments	12.3
100.0%

^	As a percentage of total investments.
At August 31, 2026, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Indexes – Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/26(2)	Notional Amounts(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37	5.000%	12/20/26	3-Month	GSC	0.169%	USD	15,000,000	$372,622	$1,228,500	$(855,878)
CDX.NA.HY.39	5.000%	12/20/27	3-Month	GSC	0.585%	USD	20,000,000	1,325,147	1,725,000	(399,853)
CDX.NA.HY.41	5.000%	12/20/28	3-Month	GSC	0.393%	USD	15,000,000	1,676,878	1,945,500	(268,622)
CDX.NA.HY.45	5.000%	12/20/30	3-Month	MSCS	1.340%	USD	30,000,000	4,599,841	4,245,900	353,941
CDX.NA.IG.45	1.000%	12/20/30	3-Month	MSCS	1.672%	USD	20,000,000	(483,113)	(954,000)	470,887
CDX.NA.IG.45	1.000%	12/20/30	3-Month	GSC	5.016%	USD	60,000,000	(1,449,339)	(2,964,000)	1,514,661
CDX.NA.IG.45	1.000%	12/20/30	3-Month	MSCS	0.570%	USD	50,000,000	947,959	812,500	135,459
								$6,989,995	$6,039,400	$950,595

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.
276

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)
(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	— Goldman Sachs & Co.
MSCS	— Morgan Stanley Capital Services LLC
See Notes to Financial Statements.
277

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 99.0%
BASIC MATERIALS – 1.6%
Chemicals – 1.0%
7,030	Dow Inc.	$214,555
1,139	Linde PLC	557,632
1,261	RPM International Inc.	131,270
	Total Chemicals	903,457
Iron/Steel – 0.1%
3,110	Vale SA, Class B Shares, ADR	46,930
Mining – 0.5%
1,461	Barrick Mining Corp.	65,497
3,660	Freeport-McMoRan Inc.	277,208
238	MP Materials Corp.*	13,031
429	Southern Copper Corp.	89,605
	Total Mining	445,341
	TOTAL BASIC MATERIALS	1,395,728
COMMUNICATIONS – 16.8%
Internet – 15.1%
665	Alphabet Inc., Class A Shares(a)	225,668
16,296	Alphabet Inc., Class C Shares(a)	5,465,841
14,892	Amazon.com Inc.*(a)	3,868,495
1,651	Booking Holdings Inc.	328,698
530	Hims & Hers Health Inc.*	15,677
1,678	Lyft Inc., Class A Shares*	28,358
11	MercadoLibre Inc.*	21,298
3,408	Meta Platforms Inc., Class A Shares(a)	1,950,535
9,370	Netflix Inc.*(a)	759,438
852	Palo Alto Networks Inc.*	325,575
653	Roku Inc., Class A Shares*	102,475
500	Shopify Inc., Class A Shares*	73,685
2,215	Uber Technologies Inc.*	167,565
	Total Internet	13,333,308
Media – 0.3%
115	Charter Communications Inc., Class A Shares*	17,531
7,604	Comcast Corp., Class A Shares	202,418
253	New York Times Co., Class A Shares	17,019
	Total Media	236,968
Telecommunications – 1.4%
805	Arista Networks Inc.*	157,531
153	AST SpaceMobile Inc., Class A Shares*	9,042
7,852	Cisco Systems Inc.(a)	867,568
7,990	Telefonaktiebolaget LM Ericsson, ADR	80,619
7,403	Vodafone Group PLC, ADR	118,744
	Total Telecommunications	1,233,504
	TOTAL COMMUNICATIONS	14,803,780

See Notes to Financial Statements.
278

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 6.4%
Airlines – 0.4%
4,554	Delta Air Lines Inc.	$355,212
Apparel – 0.2%
72	Crocs Inc.*	8,667
3,433	NIKE Inc., Class B Shares	134,093
	Total Apparel	142,760
Auto Manufacturers – 1.5%
3,536	Tesla Inc.*(a)	1,301,071
Auto Parts & Equipment – 0.2%
630	Autoliv Inc.	76,362
1,368	Magna International Inc.	89,700
	Total Auto Parts & Equipment	166,062
Distribution/Wholesale – 0.4%
307	WW Grainger Inc.	402,013
Food Service – 0.1%
1,163	Aramark	65,489
Home Builders – 0.5%
182	DR Horton Inc.	26,310
405	Installed Building Products Inc.	98,346
2,377	Toll Brothers Inc.	340,981
	Total Home Builders	465,637
Lodging – 0.0%
1,157	Las Vegas Sands Corp.	50,688
Retail – 3.1%
80	Burlington Stores Inc.*	20,781
78	CarMax Inc.*	4,784
158	Carvana Co., Class A Shares*	11,607
765	Costco Wholesale Corp.	722,076
192	Dick’s Sporting Goods Inc.	25,939
703	Floor & Decor Holdings Inc., Class A Shares*	35,340
310	Gap Inc.	6,916
831	Restaurant Brands International Inc.	64,718
3,477	TJX Cos., Inc.	465,605
542	Tractor Supply Co.	18,916
11,892	Walmart Inc.(a)	1,247,114
482	Williams-Sonoma Inc.	110,016
	Total Retail	2,733,812
	TOTAL CONSUMER CYCLICAL	5,682,744
CONSUMER NON-CYCLICAL – 10.5%
Agriculture – 1.0%
1,159	British American Tobacco PLC, ADR	64,406
4,598	Philip Morris International Inc.	861,205
	Total Agriculture	925,611

See Notes to Financial Statements.
279

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – 0.6%
559	Celsius Holdings Inc.*	$17,581
5,815	Keurig Dr Pepper Inc.	185,266
6,982	Monster Beverage Corp.*	320,613
	Total Beverages	523,460
Biotechnology – 0.9%
185	Alnylam Pharmaceuticals Inc.*	44,528
1,132	Amgen Inc.	486,624
203	Biogen Inc.*	43,980
15	Bio-Rad Laboratories Inc., Class A Shares*	5,792
415	Illumina Inc.*	88,656
182	United Therapeutics Corp.*	92,889
	Total Biotechnology	762,469
Commercial Services – 0.1%
64	Avis Budget Group Inc.*	9,440
219	Paylocity Holding Corp.*	35,088
	Total Commercial Services	44,528
Cosmetics/Personal Care – 0.1%
769	Estee Lauder Cos., Inc., Class A Shares	78,669
Food – 0.3%
935	Campbell’s Co.	22,141
4,883	General Mills Inc.	201,179
737	US Foods Holding Corp.*	77,267
	Total Food	300,587
Healthcare-Products – 1.3%
8,483	Avantor Inc.*	123,343
4,275	Baxter International Inc.	111,150
451	Boston Scientific Corp.*	21,783
709	GE HealthCare Technologies Inc.	50,502
745	Intuitive Surgical Inc.*	280,761
1,540	QIAGEN NV	66,666
205	Repligen Corp.*	37,101
3,244	Revvity Inc.	417,405
201	Waters Corp.*	83,341
	Total Healthcare-Products	1,192,052
Healthcare-Services – 1.4%
2,150	Centene Corp.*	138,331
882	Cigna Group	243,502
469	Elevance Health Inc.	184,101
213	ICON PLC, ADR*	35,143
1,538	UnitedHealth Group Inc.	598,913
	Total Healthcare-Services	1,199,990

See Notes to Financial Statements.
280

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.2%
1,721	Kimberly-Clark Corp.	$185,782
Pharmaceuticals – 4.6%
2,850	AbbVie Inc.	730,797
239	AstraZeneca PLC	38,749
1,219	Eli Lilly & Co.	1,410,054
238	Jazz Pharmaceuticals PLC*	59,662
3,878	Johnson & Johnson(a)	1,030,967
4,803	Merck & Co., Inc.	709,691
2,326	Teva Pharmaceutical Industries Ltd., ADR*	83,852
	Total Pharmaceuticals	4,063,772
	TOTAL CONSUMER NON-CYCLICAL	9,276,920
ENERGY – 3.9%
Oil & Gas – 3.5%
3,338	Canadian Natural Resources Ltd.	167,134
1,579	Cenovus Energy Inc.	50,765
2,424	Chevron Corp.	499,683
10,298	ExxonMobil Holdings Corp.(a)	1,657,463
982	HF Sinclair Corp.	99,781
3,501	Occidental Petroleum Corp.	210,690
561	Ovintiv Inc.	36,830
1,146	Phillips 66	282,581
629	Range Resources Corp.	25,990
1,681	Suncor Energy Inc.	112,324
	Total Oil & Gas	3,143,241
Pipelines – 0.4%
1,082	Targa Resources Corp.	317,729
	TOTAL ENERGY	3,460,970
FINANCIAL – 13.8%
Banks – 5.2%
7,073	Bank of America Corp.(a)	438,102
60	Bank of Montreal	10,218
1,227	East West Bancorp Inc.	155,657
2,100	First Horizon Corp.	51,072
858	Goldman Sachs Group Inc.	880,222
4,939	Itau Unibanco Holding SA, ADR	37,586
6,735	JPMorgan Chase & Co.(a)	2,397,795
7,560	Wells Fargo & Co.	653,108
	Total Banks	4,623,760
Diversified Financial Services – 4.6%
1,721	American Express Co.	568,222
774	Ameriprise Financial Inc.	428,107
151	Brookfield Asset Management Ltd., Class A Shares	7,776

See Notes to Financial Statements.
281

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
530	Evercore Inc., Class A Shares	$151,808
1,437	Jefferies Financial Group Inc.	75,644
1,915	Mastercard Inc., Class A Shares(a)	1,128,529
4,380	Visa Inc., Class A Shares(a)	1,661,641
249	Voya Financial Inc.	25,229
	Total Diversified Financial Services	4,046,956
Equity Real Estate Investment Trusts (REITs) – 0.7%
8,447	Realty Income Corp.	517,632
1,569	WP Carey Inc.	109,767
	Total Equity Real Estate Investment Trusts (REITs)	627,399
Insurance – 2.9%
3,161	Aflac Inc.	366,202
1,059	Arthur J Gallagher & Co.	277,617
2,407	Berkshire Hathaway Inc., Class B Shares*	1,213,200
3,965	Manulife Financial Corp.	168,156
76	Markel Group Inc.*	137,021
187	RenaissanceRe Holdings Ltd.	61,269
1,618	Unum Group	150,830
2,545	WR Berkley Corp.	171,940
	Total Insurance	2,546,235
Investment Companies – 0.0%
136	IREN Ltd.*	5,048
Private Equity – 0.2%
3,287	Brookfield Corp.	135,490
Real Estate – 0.2%
508	Jones Lang LaSalle Inc.*	185,862
	TOTAL FINANCIAL	12,170,750
INDUSTRIAL – 8.0%
Aerospace/Defense – 2.1%
1,129	Boeing Co.*	234,584
1,276	General Dynamics Corp.	473,842
2,659	General Electric Co.	892,653
842	HEICO Corp.	278,828
	Total Aerospace/Defense	1,879,907
Building Materials – 0.3%
330	Carlisle Cos., Inc.	114,371
315	Lennox International Inc.	120,532
249	Louisiana-Pacific Corp.	17,557
	Total Building Materials	252,460

See Notes to Financial Statements.
282

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 0.4%
359	Acuity Inc.	$119,113
947	AMETEK Inc.	222,706
	Total Electrical Components & Equipment	341,819
Electronics – 0.6%
3,344	Amphenol Corp., Class A Shares	530,191
29	Coherent Corp.*	8,057
	Total Electronics	538,248
Environmental Control – 0.5%
1,466	Republic Services Inc., Class A Shares	323,869
806	Waste Connections Inc.	133,248
	Total Environmental Control	457,117
Hand/Machine Tools – 0.0%
148	Lincoln Electric Holdings Inc.	41,622
Machinery-Construction & Mining – 1.9%
1,045	BWX Technologies Inc.	159,143
1,203	Caterpillar Inc.	959,356
587	GE Vernova Inc.	527,437
	Total Machinery-Construction & Mining	1,645,936
Machinery-Diversified – 0.7%
760	Deere & Co.	497,732
200	Rockwell Automation Inc.	84,886
	Total Machinery-Diversified	582,618
Miscellaneous Manufacturers – 0.6%
2,170	3M Co.	372,871
46	Axon Enterprise Inc.*	26,062
1,487	Textron Inc.	119,793
	Total Miscellaneous Manufacturers	518,726
Packaging & Containers – 0.3%
340	Crown Holdings Inc.	39,572
906	Packaging Corp. of America	211,950
	Total Packaging & Containers	251,522
Transportation – 0.6%
1,263	Canadian National Railway Co.	157,559
294	Canadian Pacific Kansas City Ltd.	27,251
1,275	Old Dominion Freight Line Inc.	254,949
441	XPO Inc.*	85,550
	Total Transportation	525,309
	TOTAL INDUSTRIAL	7,035,284

See Notes to Financial Statements.
283

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 35.6%
Computers – 9.4%
864	Accenture PLC, Class A Shares	$163,953
1,090	Amdocs Ltd.	68,735
20,799	Apple Inc.(a)	6,590,163
920	Crowdstrike Holdings Inc., Class A Shares*	212,520
614	Dell Technologies Inc., Class C Shares	279,990
1,913	International Business Machines Corp.	447,393
110	Lumentum Holdings Inc.*	100,624
198	Sandisk Corp.*	310,207
51	Seagate Technology Holdings PLC	42,247
1,051	Super Micro Computer Inc.*	39,181
243	Zscaler Inc.*	45,778
	Total Computers	8,300,791
Semiconductors – 17.8%
2,342	Advanced Micro Devices Inc.*	1,102,426
556	Applied Materials Inc.	254,865
8,096	Broadcom Inc.(a)	2,998,273
682	Entegris Inc.	92,268
7,278	Intel Corp.*	651,454
566	KLA Corp.	99,305
2,356	Lam Research Corp.	710,310
604	Marvell Technology Inc.	127,843
1,574	Micron Technology Inc.	1,509,041
36,818	NVIDIA Corp.(a)	8,128,678
781	ON Semiconductor Corp.*	57,864
	Total Semiconductors	15,732,327
Software – 8.4%
200	Atlassian Corp., Class A Shares*	38,834
971	Bentley Systems Inc., Class B Shares	35,684
203	DocuSign Inc., Class A Shares*	13,453
247	Guidewire Software Inc.*	50,573
620	Intuit Inc.	222,766
10,866	Microsoft Corp.(a)	5,512,213
2,915	Oracle Corp.	434,685
3,735	Palantir Technologies Inc., Class A Shares*	696,129
614	Paycom Software Inc.	146,808
149	Procore Technologies Inc.*	9,345
31	SAP SE, ADR	6,848
1,590	ServiceNow Inc.*	235,304
546	Zoom Communications Inc., Class A Shares*	52,787
	Total Software	7,455,429
	TOTAL TECHNOLOGY	31,488,547

See Notes to Financial Statements.
284

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 2.4%
Electric – 2.4%
4,555	Ameren Corp.	$482,876
3,696	American Electric Power Co., Inc.	452,501
3,809	Consolidated Edison Inc.	407,639
11,604	PPL Corp.	396,045
5,435	Xcel Energy Inc.	411,375
	Total Electric	2,150,436
	TOTAL UTILITIES	2,150,436
	TOTAL COMMON STOCKS (Cost – $39,616,806)	87,465,159

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.6%
Index Option - 0.6%
38	$29,207,332	S&P 500 Index Options, Put, @ $7,125.00, expires 9/30/26, Counterparty: MSC	56,430
38	29,207,332	S&P 500 Index Options, Put, @ $7,100.00, expires 10/30/26, Counterparty: MSC	150,480
36	27,670,104	S&P 500 Index Options, Put, @ $7,300.00, expires 11/30/26, Counterparty: MSC	313,920
		TOTAL PURCHASED OPTIONS (Cost – $1,095,957)	520,830
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $40,712,763)	87,985,989

Face Amount
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
$89,693	Citibank – New York, 2.980% due 9/1/26	89,693
116,901	Skandinaviska Enskilda Banken AB – Stockholm, 2.980% due 9/1/26	116,901
	TOTAL TIME DEPOSITS (Cost – $206,594)	206,594
	TOTAL INVESTMENTS - 99.8% (Cost – $40,919,357)	88,192,583
	Other Assets in Excess of Liabilities – 0.2%	181,320
	TOTAL NET ASSETS – 100.0%	$88,373,903

*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
See Notes to Financial Statements.
285

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Shelter Fund (concluded)
Summary of Investments by Security Sector^

Technology	35.7%
Communications	16.8
Financial	13.8
Consumer Non-cyclical	10.5
Industrial	8.0
Consumer Cyclical	6.5
Energy	3.9
Utilities	2.4
Basic Materials	1.6
Purchased Options	0.6
Short-Term Investments	0.2
100.0%

^	As a percentage of total investments.
Schedule of Options Contracts Written
Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
38	$29,207,332	S&P 500 Index Options, Put	MSC	9/30/26	$6,000.00	$(8,930)
19	14,603,666	S&P 500 Index Options, Call	MSC	9/30/26	7,875.00	(59,185)
38	29,207,332	S&P 500 Index Options, Put	MSC	10/30/26	6,000.00	(33,440)
19	14,603,666	S&P 500 Index Options, Call	MSC	10/30/26	7,850.00	(190,380)
36	27,670,104	S&P 500 Index Options, Put	MSC	11/30/26	6,150.00	(70,560)
19	14,603,666	S&P 500 Index Options, Call	MSC	11/30/26	8,060.00	(134,995)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $677,075)				$(497,490)

Counterparty Abbreviations used in this schedule:
MSC	— Morgan Stanley
See Notes to Financial Statements.
286

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 86.7%
Australia – 2.6%
64,186	Charter Hall Group	$887,438
144,619	Dalrymple Bay Infrastructure Ltd.	538,663
143,995	Goodman Group	2,857,756
83,333	HMC Capital Ltd.(a)	194,000
31,172	Lifestyle Communities Ltd.*	116,559
122,935	NEXTDC Ltd.*	1,215,444
455,064	Scentre Group	1,170,167
120,468	Stockland	376,316
308,299	Transurban Group	3,156,388
	Total Australia	10,512,731
Belgium – 0.5%
3,737	Aedifica SA	294,749
4,275	Elia Group SA, Class B Shares	637,068
2,592	VGP NV	240,816
29,076	Warehouses De Pauw CVA	709,202
	Total Belgium	1,881,835
Canada – 9.5%
7,057	Agnico Eagle Mines Ltd.	1,433,347
14,505	AltaGas Ltd.	562,115
54,692	Barrick Mining Corp.	2,451,842
3,900	Cameco Corp.	385,164
7,421	Canadian National Railway Co.	926,111
70,864	Canadian Natural Resources Ltd.	3,553,043
7,192	Canadian Pacific Kansas City Ltd.	666,626
3,172	Capital Power Corp.	146,087
46,526	Capstone Copper Corp.*	539,802
32,462	Chartwell Retirement Residences, Class Trust Un Shares	482,966
17,562	Eldorado Gold Corp.	787,480
127,254	Enbridge Inc.	6,444,041
34,651	First Quantum Minerals Ltd.*	1,152,575
5,119	Franco-Nevada Corp.	1,347,065
23,166	G Mining Ventures Corp.*	873,019
6,512	GFL Environmental Inc.	275,392
59,507	Gibson Energy Inc.	1,339,170
75,045	Hudbay Minerals Inc.	2,150,790
15,329	Kinross Gold Corp.	470,294
12,460	Nexus Industrial REIT	68,955
81,720	Northland Power Inc.	1,222,896
64,726	Nutrien Ltd.	4,888,755
6,071	Pembina Pipeline Corp.	295,939
53,292	Primaris Real Estate Investment Trust	822,480
7,715	Rockpoint Gas Storage Inc., Class A Shares	143,395
49,108	Sienna Senior Living Inc.	738,418

See Notes to Financial Statements.
287

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
30,054	Suncor Energy Inc.	$2,008,208
10,821	TC Energy Corp.	677,547
6,873	Waste Connections Inc.	1,136,244
12,661	West Fraser Timber Co., Ltd.	862,733
	Total Canada	38,852,499
China – 0.3%
1,056,006	China Tower Corp., Ltd, Class H Shares(b)	1,225,771
France – 2.2%
25,136	Aeroports de Paris SA(a)	3,137,381
18,118	Carmila SA	333,107
31,190	Engie SA	891,231
2,670	Gecina SA	211,760
31,645	Getlink SE	691,747
27,059	TotalEnergies SE	2,387,664
9,004	Unibail-Rodamco-Westfield	1,016,778
7,629	Veolia Environnement SA	288,647
	Total France	8,958,315
Germany – 1.2%
56,568	E.ON SE	1,169,674
14,210	Fraport AG Frankfurt Airport Services Worldwide	1,045,716
6,556	LEG Immobilien SE	374,470
12,892	RWE AG	878,415
291,565	Sirius Real Estate Ltd., REIT	389,964
66,586	TAG Immobilien AG	978,441
	Total Germany	4,836,680
Greece – 0.3%
66,049	Athens International Airport SA	804,053
11,354	GEK TERNA SA	614,725
	Total Greece	1,418,778
Hong Kong – 1.6%
1,212,800	China Gas Holdings Ltd.	875,069
40,000	CK Asset Holdings Ltd.	230,181
160,500	CLP Holdings Ltd.	1,609,596
152,389	Hongkong Land Holdings Ltd.	1,241,912
218,832	Link REIT	1,080,652
77,355	Sun Hung Kai Properties Ltd.	1,140,903
142,018	Swire Properties Ltd.	434,535
	Total Hong Kong	6,612,848
Ireland – 1.2%
28,125	CRH PLC	2,651,906
265,099	Irish Residential Properties REIT PLC	333,844
45,082	Smurfit Westrock PLC	2,114,346
	Total Ireland	5,100,096

See Notes to Financial Statements.
288

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – 0.8%
227,639	Enav SpA	$1,322,378
187,452	Enel SpA	2,054,261
	Total Italy	3,376,639
Japan – 2.5%
51,557	Arealink Co., Ltd.	302,996
364	GLP J-Reit	305,105
729	Japan Hotel REIT Investment Corp., Class A Shares	378,507
531	Japan Metropolitan Fund Invest	375,181
553	Japan Prime Realty Investment Corp.	334,901
686	Japan Real Estate Investment Corp.	505,324
238	LaSalle Logiport REIT	212,284
101,550	Mitsubishi Estate Co., Ltd.	2,405,392
381	Mitsui Fudosan Accommodations Fund Inc., Class A Shares	283,197
249,643	Mitsui Fudosan Co., Ltd.	2,372,621
571	Nippon Building Fund Inc.	451,366
1,071	Nippon Prologis REIT Inc.	584,358
6,260	Open House Group Co., Ltd.	310,835
449	Orix JREIT Inc.	273,682
5,900	Sumitomo Realty & Development Co., Ltd.	122,847
88,500	Tokyo Metro Co., Ltd.	816,010
304	United Urban Investment Corp.	305,833
	Total Japan	10,340,439
Luxembourg – 0.3%
19,127	ArcelorMittal SA	1,426,874
Mexico – 1.3%
10,706	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,063,106
3,393	Grupo Aeroportuario del Pacifico SAB de CV, ADR*	699,093
13,388	Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	3,434,156
	Total Mexico	5,196,355
Netherlands – 0.8%
27,052	CTP NV	447,402
4,859	Ferrovial NV	284,385
73,832	JBS NV, Class A Shares	992,302
25,368	Koninklijke Vopak NV	1,414,022
	Total Netherlands	3,138,111
New Zealand – 1.0%
739,690	Auckland International Airport Ltd.	3,871,915
40,071	Infratil Ltd.	341,855
	Total New Zealand	4,213,770
Norway – 0.2%
72,463	Norsk Hydro ASA	727,909
Philippines – 0.2%
48,860	International Container Terminal Services Inc.	690,847

See Notes to Financial Statements.
289

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – 0.8%
332,559	CapitaLand Ascendas REIT	$640,720
663,432	CapitaLand Integrated Commercial Trust	1,236,191
181,723	Frasers Centrepoint Trust	310,134
87,743	Sembcorp Industries Ltd.	407,830
541,100	UI Boustead REIT*	340,443
79,606	UOL Group Ltd.	567,814
	Total Singapore	3,503,132
Spain – 3.5%
118,879	Aena SME SA(c)	3,647,553
93,343	Cellnex Telecom SA(c)	2,869,476
79,301	EDP Renewables SA	1,258,013
23,748	Enagas SA	464,798
88,125	Iberdrola SA	2,055,435
53,668	Merlin Properties Socimi SA	836,129
10,684	Neinor Homes SA	192,586
65,989	Redeia Corp. SA	1,171,215
378,540	Sacyr SA	1,862,906
	Total Spain	14,358,111
Sweden – 0.4%
7,121	Catena AB	282,167
38,742	Dios Fastigheter AB	259,717
154,418	Fastighets AB Balder, Class B Shares*	848,052
25,444	Intea Fastigheter AB, Class B Shares	194,165
	Total Sweden	1,584,101
Switzerland – 0.5%
199,505	Glencore PLC	1,597,671
2,648	Swiss Prime Site AG, Class Registered Shares	408,976
	Total Switzerland	2,006,647
Thailand – 0.2%
405,800	Airports of Thailand PCL(d)	777,324
United Kingdom – 6.2%
47,815	Anglo American PLC	2,747,488
30,018	Big Yellow Group PLC	355,917
313,738	BP PLC	2,235,432
43,754	BP PLC, ADR	1,875,734
104,119	CNH Industrial NV	1,231,728
46,506	Hammerson PLC	237,094
127,324	Helios Towers PLC	348,495
32,135	Land Securities Group PLC	298,427
135,521	LondonMetric Property PLC	345,983
251,104	National Grid PLC	3,975,380
320,719	Pennon Group PLC	2,075,609
11,717	Rio Tinto PLC	1,203,293

See Notes to Financial Statements.
290

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
31,379	Segro PLC	$407,387
296,603	Shaftesbury Capital PLC	591,371
66,691	SSE PLC	2,209,315
631,785	Tritax Big Box REIT PLC	1,345,078
44,196	UNITE Group PLC	303,475
175,124	United Utilities Group PLC	3,377,561
66,096	Yellow Cake PLC*	522,726
	Total United Kingdom	25,687,493
United States – 48.6%
24,538	Acadia Realty Trust	502,293
27,106	Agree Realty Corp.	1,958,408
38,788	Alcoa Corp.	1,937,461
35,170	Alliant Energy Corp.	2,390,857
14,315	Ameren Corp.	1,517,533
38,596	American Electric Power Co., Inc.	4,725,308
33,449	American Healthcare REIT Inc.	1,846,719
31,029	American Homes 4 Rent, Class A Shares	1,033,266
14,702	American Tower Corp.	2,583,141
14,190	Americold Realty Trust Inc.	212,140
15,270	Antero Resources Corp.*	587,590
4,721	Atmos Energy Corp.	784,300
24,289	Black Hills Corp.	1,741,036
13,295	Blackstone Digital Infrastructure Trust Inc.*	266,698
27,258	Brixmor Property Group Inc.	787,484
17,844	Broadstone Net Lease Inc., Class A Shares	372,226
24,000	Bunge Global SA	2,789,040
3,401	BXP Inc.	231,234
3,801	Camden Property Trust	402,146
19,157	CareTrust REIT Inc.	746,165
3,966	CBRE Group Inc., Class A Shares*	578,282
19,067	CenterPoint Energy Inc.	755,053
3,832	CF Industries Holdings Inc.	498,275
18,924	Cheniere Energy Inc.	5,519,942
5,599	Chord Energy Corp.	823,669
33,170	CMS Energy Corp.	2,257,550
51,284	Coeur Mining Inc.	1,065,682
17,650	Commercial Metals Co.	1,190,845
11,458	ConocoPhillips	1,518,070
16,353	Core Natural Resources Inc.	1,672,912
43,761	Corteva Inc.	3,703,493
12,098	Cousins Properties Inc.	350,721
9,274	Crown Castle Inc.	706,122
19,060	Csquare Inc.*	369,955

See Notes to Financial Statements.
291

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
18,563	CSX Corp.	$937,617
13,714	CubeSmart	544,720
14,436	Curbline Properties Corp.	430,626
44,247	Devon Energy Corp.	2,146,422
19,014	Diamondback Energy Inc.	3,811,927
17,404	Digital Realty Trust Inc.	3,230,008
30,012	Dominion Energy Inc.	1,981,092
4,819	DT Midstream Inc.	631,385
2,579	Duke Energy Corp.	309,248
3,576	EastGroup Properties Inc.	713,412
29,412	Entergy Corp.	3,126,790
7,096	Equinix Inc.	7,427,525
17,578	Essential Properties Realty Trust Inc.	527,340
58,068	Essential Utilities Inc.	2,390,660
6,345	Essex Property Trust Inc.	1,795,381
13,294	Evergy Inc.	1,077,080
30,991	Expand Energy Corp.	3,042,077
6,693	Extra Space Storage Inc.	944,382
10,819	ExxonMobil Holdings Corp.	1,741,318
5,244	Federal Realty Investment Trust	608,461
25,239	First Industrial Realty Trust Inc.	1,561,789
34,805	Freeport-McMoRan Inc.	2,636,131
17,596	Gaming & Leisure Properties Inc.	740,264
28,232	Healthpeak Properties Inc.	587,790
2,387	Highwoods Properties Inc.	73,042
1,501	Hyatt Hotels Corp., Class A Shares	250,622
3,420	IDACORP Inc.	465,667
79,807	International Paper Co.	3,027,080
65,071	Invitation Homes Inc.	1,896,169
22,638	Iron Mountain Inc.	2,611,293
23,308	Janus Living Inc., Class A Shares	693,413
625	Jones Lang LaSalle Inc.*	228,669
15,803	Kilroy Realty Corp.	573,649
66,259	Kimbell Royalty Partners LP(a)	990,572
87,550	Kinder Morgan Inc.	2,822,612
962	Lamar Advertising Co., Class A Shares	143,348
3,751	Lineage Inc.	147,227
9,339	Louisiana-Pacific Corp.	658,493
50,567	Macerich Co.	1,194,393
2,497	Marathon Petroleum Corp.	932,180
1,593	Mid-America Apartment Communities Inc.	205,258
37,314	Mosaic Co.	900,014
23,942	National Healthcare Properties Inc., Class A Shares	384,509

See Notes to Financial Statements.
292

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
73,501	NETSTREIT Corp.	$1,496,480
20,733	Newmont Corp.	2,613,602
64,763	NextEra Energy Inc.	5,332,585
33,301	NiSource Inc.	1,362,677
10,144	NNN REIT Inc.	458,509
10,369	NRG Energy Inc.	1,141,834
37,625	Occidental Petroleum Corp.	2,264,272
34,842	ONEOK Inc.	3,345,180
32,030	Ovintiv Inc.	2,102,769
4,726	Packaging Corp. of America	1,105,600
19,740	Peabody Energy Corp.	586,081
52,943	Permian Resources Corp., Class A Shares	1,233,042
113,032	PG&E Corp.	1,499,935
3,899	Phillips 66	961,415
24,503	Pilgrim’s Pride Corp.*	768,904
3,146	Pinnacle West Capital Corp.	307,175
22,120	PPL Corp.	754,956
46,411	Prologis Inc.	6,493,827
10,869	Public Storage	3,336,674
5,838	Realty Income Corp.	357,753
2,730	Republic Services Inc., Class A Shares	603,112
26,345	Rexford Industrial Realty Inc.	975,819
5,353	Royal Gold Inc.	1,399,649
8,535	Ryman Hospitality Properties Inc.	1,081,897
18,321	Sabra Health Care REIT Inc.	373,565
32,963	Sempra	2,693,077
19,165	Simon Property Group Inc.	4,069,113
3,943	SL Green Realty Corp.	220,729
67,674	SLB Ltd.	4,067,207
610	Smartstop Self Storage REIT Inc.	19,807
10,277	Southern Co.	904,376
9,695	Spire Inc.	793,439
17,922	STAG Industrial Inc.	667,594
4,455	Steel Dynamics Inc.	1,036,322
2,784	Sun Communities Inc.	338,033
8,105	Sunstone Hotel Investors Inc.	90,533
6,212	Targa Resources Corp.	1,824,154
5,871	Terawulf Inc.*	88,828
12,184	UDR Inc.	450,199
2,809	Union Pacific Corp.	844,582
15,987	Urban Edge Properties	338,285
1,369	Valero Energy Corp.	491,361
37,637	Ventas Inc.	3,431,365

See Notes to Financial Statements.
293

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
87,184	VICI Properties Inc., Class A Shares	$2,236,270
1,635	Vistra Corp.	224,600
41,058	Vivmark Residential	2,674,518
6,815	Waste Management Inc.	1,491,940
18,563	Weatherford International PLC	1,814,905
42,568	Welltower Inc.	10,056,264
22,178	Williams Cos., Inc.	1,664,459
13,960	WP Carey Inc.	976,642
5,880	Wyndham Hotels & Resorts Inc.	433,121
52,185	Xcel Energy Inc.	3,949,883
	Total United States	199,416,189
	TOTAL COMMON STOCKS (Cost - $311,954,988)	355,843,494
EXCHANGE TRADED FUNDS (ETFs) – 11.3%
United States – 11.3%
45,534	iShares Global REIT	1,252,185
577,558	Pimco Commodity Strategy Active Exchange-Traded Fund	20,029,711
77,181	SPDR Gold MiniShares Trust*	6,800,418
19,960	State Street SPDR S&P Global Natural Resources	1,558,078
369,050	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	11,292,930
58,133	VanEck Gold Miners	5,726,682
	Total United States	46,660,004
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $38,301,964)	46,660,004
CLOSED-END FUNDS – 0.2%
Guernsey – 0.2%
581,917	Renewables Infrastructure Group Ltd.	606,049
Jersey, Channel Islands – 0.0%
35,144	3i Infrastructure PLC	188,208
	TOTAL CLOSED-END FUNDS (Cost – $728,425)	794,257
LIMITED PARTNERSHIPS – 0.2%
United States – 0.2%
26,526	Energy Transfer LP	570,574
4,120	Enterprise Products Partners LP	159,939
	Total United States	730,513
	TOTAL LIMITED PARTNERSHIPS (Cost – $646,188)	730,513
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $351,631,565)	404,028,268

See Notes to Financial Statements.
294

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)

Face Amount†
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
81,843AUD	ANZ National Bank – Hong Kong, 2.850% due 9/1/26	$58,649
1,869,087	ANZ National Bank – London, 2.980% due 9/1/26	1,869,087
	Brown Brothers Harriman – Grand Cayman:
30NZD	1.100% due 9/1/26	18
1EUR	1.130% due 9/1/26	1
1GBP	2.670% due 9/1/26	1
111NOK	2.970% due 9/1/26	12
	Citibank – London:
268EUR	1.130% due 9/1/26	312
273GBP	2.670% due 9/1/26	370
1,479,293	Citibank - New York, 2.980% due 9/1/26	1,479,293
330HKD	Hong Kong & Shanghai Bank – Hong Kong, 1.860% due 9/1/26	42
9SGD	Hong Kong & Shanghai Bank – Singapore, 0.440% due 9/1/26	7
59	JPMorgan Chase & Co. – New York, 2.980% due 9/1/26	59
	Royal Bank of Canada – Toronto:
70CAD	1.100% due 9/1/26	51
1,875,511	2.980% due 9/1/26	1,875,511
96SEK	Skandinaviska Enskilda Banken AB – Stockholm, 0.660% due 9/1/26	10
	Sumitomo Mitsui Banking Corp. – Tokyo:
2,289JPY	0.320% due 9/1/26	14
862,850	2.980% due 9/1/26	862,850
	TOTAL TIME DEPOSITS (Cost – $6,146,287)	6,146,287
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.1%
MONEY MARKET FUND – 1.1%
4,400,458	Federated Government Obligations Fund, Premier Class, 3.591%(e) (Cost – $4,400,458)	4,400,458
	TOTAL INVESTMENTS – 101.0% (Cost – $362,178,310)	414,575,013
	Liabilities in Excess of Other Assets – (1.0)%	(4,097,807)
	TOTAL NET ASSETS – 100.0%	$410,477,206

See Notes to Financial Statements.
295

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (continued)
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Security trades on the Hong Kong exchange.
(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2026, amounts to $6,517,029 and represents 1.59% of net assets.

(d)	Illiquid security. The aggregate value of illiquid holdings at August 31, 2026, amounts to $777,324 and represents 0.19% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.
Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LP	— Limited Partnership
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depository Receipts
Summary of Investments by Security Sector^

Financial	28.0%
Utilities	16.8
Energy	16.8
Industrial	10.6
Basic Materials	9.8
Consumer Non-cyclical	3.3
Communications	0.4
Consumer Cyclical	0.3
Exchange Traded Funds (ETFs)	11.2
Closed-End Funds	0.2
Short-Term Investments	1.5
Money Market Fund	1.1
100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.
296

Schedules of Investments
August 31, 2026 (unaudited)
Destinations Real Assets Fund (concluded)
Currency Abbreviations used in this schedule:
AUD
—	Australian Dollar
CAD
—	Canadian Dollar
EUR
—	Euro
GBP
—	British Pound
HKD
—	Hong Kong Dollar
JPY
—	Japanese Yen
NOK
—	Norwegian Krone
NZD
—	New Zealand Dollar
SEK
—	Swedish Krona
SGD
—	Singapore Dollar
See Notes to Financial Statements.
297

Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
298

Ratings (unaudited)(concluded)
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.
299

Statements of Assets and Liabilities
August 31, 2026 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$3,525,097,900	$707,175,601	$1,972,442,687	$512,557,325	$1,517,602,233
Foreign currency, at value(3)	108	—	2,562,392	7,003	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	11
Receivable for securities sold	1,299,188	2,589,097	6,143,405	—	4,891,816
Dividends and interest receivable	2,544,094	433,609	10,760,257	1,674,526	9,569,950
Receivable for Fund shares sold	1,421,591	301,177	1,164,095	439,841	804,432
Variation margin on open future contracts (Note 4)	—	—	—	—	14,414
Cash held at Broker	171,592(4)	151,307(4)	139,751(4)	—	1,240,661(7)
Prepaid expenses	26,738	1,014	77,160	9,215	—
Prepaid Chief Compliance Officer expenses	—	822	3,716	966	1,811
Total Assets	3,530,561,211	710,652,627	1,993,293,463	514,688,876	1,534,125,328
LIABILITIES:
Payable for collateral received from securities on loan	24,685,387	1,686,114	17,487,533	—	648,332
Payable for Fund shares repurchased	1,922,819	562,815	1,123,640	411,183	927,471
Payable for securities purchased	843,436	3,998,952	6,369,365	58	6,085,551
Investment management fee payable	1,722,857	439,325	1,147,477	305,335	734,530
Transfer agent fees payable	941,948	201,137	499,161	123,071	420,554
Custody fee payable	119,487	50,917	169,900	26,150	108,744
Trustees’ fees payable	70,853	12,001	35,632	8,321	29,565
Registration fees payable	—	—	—	8,867	7,351
Shareholder services	19,738	17,529	—	14,022	7,571
Variation margin on open future contracts (Note 4)	6,702	10,834	10,425	—	—
Variation margin on open swap contracts (Note 4)	—	—	—	—	1,220,769
Due to custodian	9	1,660	985	—	35
Options contracts written, at value(6) (Note 4)	—	—	—	38,390	—
Foreign capital gains tax payable	—	—	2,325,499	—	—
Accrued Chief Compliance Officer expenses	1,418	—	—	—	—
Accrued expenses	583,912	110,343	362,783	64,419	348,671
Other liabilities	—	1,325	1,352	—	—
Total Liabilities	30,918,566	7,092,952	29,533,752	999,816	10,539,144
Total Net Assets	$3,499,642,645	$703,559,675	$1,963,759,711	$513,689,060	$1,523,586,184
NET ASSETS:
Par value	$206,093	$44,253	$113,867	$33,514	$183,879
Paid-in capital in excess of par value	2,422,342,760	476,583,677	1,108,882,148	356,713,860	1,915,027,814
Total distributable earnings (losses)	1,077,093,792	226,931,745	854,763,696	156,941,686	(391,625,509)
Total Net Assets	$3,499,642,645	$703,559,675	$1,963,759,711	$513,689,060	$1,523,586,184
Total Net Assets Class I	$3,146,780,751	$633,260,452	$1,764,860,693	$469,590,399	$1,379,431,357
Total Net Assets Class Z	$352,861,894	$70,299,223	$198,899,018	$44,098,661	$144,154,827
Shares Outstanding Class I	177,259,402	38,174,243	100,399,224	30,530,334	166,982,678
Shares Outstanding Class Z	28,833,316	6,078,944	13,468,168	2,983,573	16,895,833
Net Asset Value Class I	$17.75	$16.59	$17.58	$15.38	$8.26
Net Asset Value Class Z	$12.24	$11.56	$14.77	$14.78	$8.53
(1) Investments, at cost	$2,677,349,125	$586,122,071	$1,325,656,777	$390,851,036	$1,663,010,267
(2) Includes securities on loan	$24,317,759	$1,614,416	$16,607,205	$—	$623,634
(3) Foreign currency, at cost	$100	$—	$2,535,503	$6,953	$—
(4) Related to futures contracts	$171,592	$151,307	$139,751	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$—
(6) Premiums received	$—	$—	$—	$66,883	$—
(7) Related to swap contracts	$—	$—	$—	$—	$1,240,661
(8) Related to securities sold short	$—	$—	$—	$—	$—
(9) Related to options	$—	$—	$—	$—	$—

See Notes to Financial Statements.
300

Statements of Assets and Liabilities
August 31, 2026 (unaudited)(concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1),(2)	$344,826,754	$736,813,158	$636,429,804	$561,645,464	$88,192,583	$414,575,013
Foreign currency, at value(3)	2	3,179	—	—	—	47
Receivable for securities sold	297	4,065,101	253,047	—	1,202,016	165,579
Dividends and interest receivable	2,201,534	10,455,442	7,231,438	835,177	75,197	1,038,774
Receivable for Fund shares sold	2,745,736	428,278	70,634	246,995	3,404	196,390
Unrealized appreciation on open forward foreign currency contracts (Note 4)	752	23,471	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	2,474,948	—	—
Upfront premiums paid on swap contracts	—	—	—	9,957,400	—	—
Deposits with counterparty	—	3,487,500(8)	—	7,813,778(7)	—	—
Cash held at Broker	—	7,078,690(9)	—	—	—	—
Prepaid expenses	7,365	18,263	2,795	3,545	830	21,058
Prepaid Chief Compliance Officer expenses	1,314	1,126	617	1,010	—	1,878
Other assets	4,825	2,286	—	—	—	—
Total Assets	349,788,579	762,376,494	643,988,335	582,978,317	89,474,030	415,998,739
LIABILITIES:
Payable for collateral received from securities on loan	5,449,521	20,805,514	11,897,800	—	—	4,400,458
Payable for Fund shares repurchased	174,429	556,629	372,436	384,335	65,352	262,169
Payable for securities purchased	1,054,255	3,874,084	4,042,109	369,771	319,325	430,986
Investment management fee payable	122,322	485,849	324,032	397,121	56,047	243,740
Transfer agent fees payable	110,440	201,991	155,438	163,122	49,347	52,590
Custody fee payable	30,104	47,789	41,461	29,924	11,749	77,935
Trustees’ fees payable	4,839	13,811	12,702	11,519	1,952	4,894
Registration fees payable	—	—	—	20,239	56,389	24,236
Shareholder services	24,760	75,116	4,827	—	—	—
Upfront premiums received on swap contracts	—	—	—	3,918,000	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	1,524,353	—	—
Securities sold short(5) (Note 5)	—	2,928,183	—	—	—	—
Due to custodian	—	—	—	—	70	—
Options contracts written, at value(6) (Note 4)	—	178,696	—	—	497,490	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	160,586	703,448	—	—	—	—
Investment interest payable on securities sold short	—	14,571	—	—	—	—
Accrued Chief Compliance Officer expenses	—	—	—	—	206	—
Accrued expenses	91,204	109,293	81,432	40,141	42,200	24,525
Total Liabilities	7,222,460	29,994,974	16,932,237	6,858,525	1,100,127	5,521,533
Total Net Assets	$342,566,119	$732,381,520	$627,056,098	$576,119,792	$88,373,903	$410,477,206
NET ASSETS:
Par value	$37,194	$78,609	$66,039	$55,638	$6,305	$147,377
Paid-in capital in excess of par value	377,151,317	789,799,735	674,344,087	563,432,271	57,129,755	335,179,786
Total distributable earnings (losses)	(34,622,392)	(57,496,824)	(47,354,028)	12,631,883	31,237,843	75,150,043
Total Net Assets	$342,566,119	$732,381,520	$627,056,098	$576,119,792	$88,373,903	$410,477,206
Total Net Assets Class I	$314,782,826	$676,219,612	$588,029,638	$527,257,068	$86,570,010	$373,446,113
Total Net Assets Class Z	$27,783,293	$56,161,908	$39,026,460	$48,862,724	$1,803,893	$37,031,093
Shares Outstanding Class I	34,260,032	72,716,640	61,948,836	50,785,722	6,174,684	132,538,185
Shares Outstanding Class Z	2,934,274	5,892,756	4,089,811	4,852,175	130,164	14,839,219
Net Asset Value Class I	$9.19	$9.30	$9.49	$10.38	$14.02	$2.82
Net Asset Value Class Z	$9.47	$9.53	$9.54	$10.07	$13.86	$2.50
(1) Investments, at cost	$357,298,681	$758,848,416	$643,933,217	$554,561,308	$40,919,357	$362,178,310
(2) Includes securities on loan	$5,063,351	$19,689,748	$11,624,504	$—	$—	$4,204,930
(3) Foreign currency, at cost	$2	$3,181	$—	$—	$—	$39
(4) Related to futures contracts	$—	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$2,957,443	$—	$—	$—	$—
(6) Premiums received	$—	$245,015	$—	$—	$677,075	$—
(7) Related to swap contracts	$—	$—	$—	$7,813,778	$—	$—
(8) Related to securities sold short	$—	$3,487,500	$—	$—	$—	$—
(9) Related to options	$—	$7,078,690	$—	$—	$—	$—

See Notes to Financial Statements.
301

Statements of Operations
For the Six Months Ended August 31, 2026 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$17,829,976	$4,210,719	$35,032,269	$8,990,569	$1,060,210
Interest	694,717	265,867	580,455	506,430	35,158,616
Income from securities lending (net of any rebate or fees paid to borrowers)	26,195	25,498	97,945	6,504	3,095
Less: Foreign taxes withheld (Note 5)	(74,282)	(9,165)	(4,085,355)	(428,819)	—
Total Investment Income	18,476,606	4,492,919	31,625,314	9,074,684	36,221,921
EXPENSES:
Investment management fee (Note 7)	13,092,699	3,279,970	9,997,254	2,020,894	4,998,183
Transfer agent fees	2,408,662	512,624	1,383,739	364,791	1,073,892
Custody fees	346,660	177,154	711,719	96,851	347,676
Trustees’ fees	177,360	34,368	97,609	23,518	75,486
Insurance	51,815	10,434	28,249	6,928	23,447
Audit and tax	35,404	21,862	23,506	25,452	26,229
Legal expense	175,867	35,094	91,173	23,287	76,966
Chief Compliance Officer expense	142,386	29,716	81,622	20,920	62,703
Shareholder reports fees	86	64	64	85	86
Shareholder services	70,006	26,233	33,035	24,297	32,061
Registration fees	47,063	27,675	33,096	30,295	37,860
Miscellaneous expense	415,707	107,537	273,620	27,478	80,280
Interest and dividend expense	11,775	2,324	6,336	563	149
Total Expenses	16,975,490	4,265,055	12,761,022	2,665,359	6,835,018
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,665,264)	(357,051)	(2,204,922)	(283,205)	(282,570)
Net Expenses	14,310,226	3,908,004	10,556,100	2,382,154	6,552,448
Net Investment Income (Loss)	$4,166,380	$584,915	$21,069,214	$6,692,530	$29,669,473
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments(a)	$199,180,440	$93,985,030	$154,668,087	$19,276,500	$(5,909,317)
Futures contracts	10,459	202,398	393,660	—	(184,571)
Options contracts written	—	—	18,013	77,773	—
Forward sale commitments	—	—	—	—	967,412
Swap contracts	—	—	—	—	994,805
Foreign currency transactions	—	—	(401,870)	10,780	(8)
Realized Gain (Loss)	199,190,899	94,187,428	154,677,890	19,365,053	(4,131,679)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	104,788,473	(58,074,771)	(73,533,879)*	(11,487,247)	(58,796,976)
Futures contracts	84,961	(60,085)	(372,822)	—	(214,543)
Options contracts written	—	—	—	51,702	—
Unfunded loan commitments	—	—	—	—	37
Forward sale commitments	—	—	—	—	153,177
Swap contracts	—	—	—	—	128,110
Foreign currency transactions	(2,075)	—	(328,917)	(26,183)	—
Change in Net Unrealized Appreciation (Depreciation)	104,871,359	(58,134,856)	(74,235,618)	(11,461,728)	(58,730,195)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	304,062,258	36,052,572	80,442,272	7,903,325	(62,861,874)
Total Increase (Decrease) in Net Assets from Operations	$308,228,638	$36,637,487	$101,511,486	$14,595,855	$(33,192,401)

*	Includes accrued foreign capital gains tax of $(383,366) for Destinations International Equity Fund.
(a)
Includes realized gain on ReFlow and In-Kind transactions of $178,425,456, $50,738,614, $21,334,441 and $7,122,376 for Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund and Destinations Equity Income Fund, respectively. See Note 11 and Note 12.

See Notes to Financial Statements.
302

Statements of Operations
For the Six Months Ended August 31, 2026 (unaudited)(continued)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$1,164,807	$855,026	$308,645	$3,654,745	$484,188
Interest	6,317,655	24,127,567	11,612,868	7,070,492	13,722
Income from non-cash interest	526,823	1,354,894	—	—	—
Income from securities lending (net of any rebate or fees paid to borrowers)	120,368	249,351	150,207	4,191	—
Less: Foreign taxes withheld (Note 5)	—	5,743	—	—	(3,757)
Total Investment Income	8,129,653	26,592,581	12,071,720	10,729,428	494,153
EXPENSES:
Investment management fee (Note 7)	1,103,383	3,014,284	2,244,193	3,832,212	386,407
Transfer agent fees	231,863	510,219	465,250	408,325	72,555
Custody fees	98,906	155,841	122,461	94,786	42,043
Trustees’ fees	13,820	34,498	31,941	28,483	4,694
Insurance	4,362	9,919	10,042	7,928	1,286
Audit and tax	30,236	30,155	27,479	28,386	26,308
Legal expense	14,972	40,574	36,207	24,081	4,541
Chief Compliance Officer expense	12,662	29,480	27,117	22,993	5,293
Shareholder reports fees	301	419	—	54	—
Shareholder services	22,189	42,926	8,733	25,282	1,446
Registration fees	22,524	29,191	27,270	30,191	19,687
Miscellaneous expense	15,206	31,723	18,362	13,427	6,554
Interest and dividend expense	—	122,380	50	—	174
Total Expenses	1,570,424	4,051,609	3,019,105	4,516,148	570,988
Less: Fee waivers and/or expense reimbursement (Note 7)	(96,049)	(293,102)	(360,821)	(1,737,703)	(25,241)
Net Expenses	1,474,375	3,758,507	2,658,284	2,778,445	545,747
Net Investment Income (Loss)	$6,655,278	$22,834,074	$9,413,436	$7,950,983	$(51,594)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(413,165)	$1,472,647	$(553,614)	$(789,272)	$1,404,924
Options contracts written	—	454,394	—	—	(530,071)
Securities sold short	—	(4,833)	—	(467,407)	—
Swap contracts	—	—	—	3,368,528	—
Forward foreign currency contracts	478,783	2,982,685	—	—	—
Foreign currency transactions	21,773	(14,480)	—	—	—
Realized Gain (Loss)	87,391	4,890,413	(553,614)	2,111,849	874,853
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,949,816)	(15,245,626)	(18,833,219)	1,680,721	5,532,460
Options contracts written	—	32,969	—	—	(117,844)
Securities sold short	—	114,041	—	440,335	—
Swap contracts	—	—	—	1,288,611	—
Forward foreign currency contracts	29,526	(1,388,362)	—	—	—
Foreign currency transactions	361	(7,171)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(5,919,929)	(16,494,149)	(18,833,219)	3,409,667	5,414,616
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(5,832,538)	(11,603,736)	(19,386,833)	5,521,516	6,289,469
Total Increase (Decrease) in Net Assets from Operations	$822,740	$11,230,338	$(9,973,397)	$13,472,499	$6,237,875

See Notes to Financial Statements.
303

Statements of Operations
For the Six Months Ended August 31, 2026 (unaudited)(concluded)

Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$6,584,139
Interest	119,591
Income from securities lending (net of any rebate or fees paid to borrowers)	20,737
Less: Foreign taxes withheld (Note 5)	(306,671)
Total Investment Income	6,417,796
EXPENSES:
Investment management fee (Note 7)	2,029,772
Transfer agent fees	290,102
Custody fees	170,657
Trustees’ fees	17,294
Insurance	4,993
Audit and tax	24,108
Legal expense	14,495
Chief Compliance Officer expense	15,931
Shareholder services	39,211
Registration fees	41,702
Miscellaneous expense	13,368
Interest and dividend expense	131
Total Expenses	2,661,764
Less: Fee waivers and/or expense reimbursement (Note 7)	(518,835)
Net Expenses	2,142,929
Net Investment Income (Loss)	$4,274,867
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$14,808,247
Foreign currency transactions	(141,706)
Realized Gain (Loss)	14,666,541
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(19,475,848)
Foreign currency transactions	3,305
Change in Net Unrealized Appreciation (Depreciation)	(19,472,543)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(4,806,002)
Total Increase (Decrease) in Net Assets from Operations	$(531,135)

See Notes to Financial Statements.
304

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2026 and Year Ended February 28, 2026 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026
OPERATIONS:
Net investment income (loss)	$4,166,380	$9,848,535	$584,915	$1,055,903	$21,069,214	$31,713,529
Net realized gain (loss)	199,190,899	711,977,277	94,187,428	111,870,409	154,677,890	241,747,752
Change in unrealized appreciation (depreciation)	104,871,359	(317,388,512)	(58,134,856)	57,659,582	(74,235,618)	368,698,792
Payment from Sub-adviser (Note 7)	—	—	—	—	—	698,616
Increase (Decrease) in Net Assets From Operations	308,228,638	404,437,300	36,637,487	170,585,894	101,511,486	642,858,689
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	—	(221,591,026)	—	(42,310,084)	—	(166,681,925)
Class Z	—	(32,494,969)	—	(5,929,280)	—	(20,492,890)
Decrease in Net Assets From Distributions to Shareholders	—	(254,085,995)	—	(48,239,364)	—	(187,174,815)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	333,938,760	678,007,746	26,731,899	43,881,480	53,978,734	117,662,626
Class Z	148,757,911	648,383,392	90,682,530	191,688,284	112,448,951	219,616,076
Reinvestment of distributions:
Class I	—	218,392,931	—	41,714,294	—	164,264,031
Class Z	—	32,376,479	—	5,900,460	—	20,403,047
Cost of shares repurchased:
Class I	(625,936,438)	(1,528,952,979)	(103,559,539)	(208,386,522)	(352,845,981)	(513,731,760)
Class Z	(158,903,173)	(693,338,534)	(94,036,522)	(201,301,952)	(135,066,733)	(230,338,986)
Increase (Decrease) in Net Assets From Fund Share Transactions	(302,142,940)	(645,130,965)	(80,181,632)	(126,503,956)	(321,485,029)	(222,124,966)
Increase (Decrease) in Net Assets	6,085,698	(494,779,660)	(43,544,145)	(4,157,426)	(219,973,543)	233,558,908
NET ASSETS:
Beginning of period	3,493,556,947	3,988,336,607	747,103,820	751,261,246	2,183,733,254	1,950,174,346
End of period	$3,499,642,645	$3,493,556,947	$703,559,675	$747,103,820	$1,963,759,711	$2,183,733,254

	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026
OPERATIONS:
Net investment income (loss)	$6,692,530	$10,894,247	$29,669,473	$63,038,589
Net realized gain (loss)	19,365,053	65,276,351	(4,131,679)	(9,747,039)
Change in unrealized appreciation (depreciation)	(11,461,728)	26,019,383	(58,730,195)	29,684,002
Increase (Decrease) in Net Assets From Operations	14,595,855	102,189,981	(33,192,401)	82,975,552
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(4,932,155)	(37,475,650)	(27,924,738)	(56,481,249)
Class Z	(483,098)	(3,375,201)	(2,861,250)	(5,380,353)
Decrease in Net Assets From Distributions to Shareholders	(5,415,253)	(40,850,851)	(30,785,988)	(61,861,602)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	29,072,064	39,241,896	168,526,748	113,204,352
Class Z	20,511,310	95,709,116	19,531,342	21,753,511
Reinvestment of distributions:
Class I	4,862,683	37,014,549	27,422,538	55,665,503
Class Z	483,030	3,291,246	2,860,840	5,329,303
Cost of shares repurchased:
Class I	(48,379,397)	(132,564,488)	(131,679,755)	(426,313,178)
Class Z	(19,487,707)	(97,707,522)	(10,257,195)	(33,271,494)
Increase (Decrease) in Net Assets From Fund Share Transactions	(12,938,017)	(55,015,203)	76,404,518	(263,632,003)
Increase (Decrease) in Net Assets	(3,757,415)	6,323,927	12,426,129	(242,518,053)
NET ASSETS:
Beginning of period	517,446,475	511,122,548	1,511,160,055	1,753,678,108
End of period	$513,689,060	$517,446,475	$1,523,586,184	$1,511,160,055

See Notes to Financial Statements.
305

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2026 and Year Ended February 28, 2026 (unaudited)(continued)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026
OPERATIONS:
Net investment income (loss)	$6,655,278	$15,041,269	$22,834,074	$47,958,416	$9,413,436	$19,569,644
Net realized gain (loss)	87,391	(3,519,179)	4,890,413	(7,963,623)	(553,614)	(3,302,326)
Change in unrealized appreciation (depreciation)	(5,919,929)	6,458,035	(16,494,149)	7,620,449	(18,833,219)	8,128,145
Increase (Decrease) in Net Assets From Operations	822,740	17,980,125	11,230,338	47,615,242	(9,973,397)	24,395,463
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(6,162,514)	(15,880,502)	(20,970,216)	(43,407,921)	(8,510,537)	(18,921,560)
Class Z	(550,389)	(1,304,266)	(1,761,097)	(3,483,766)	(602,562)	(1,205,799)
Decrease in Net Assets From Distributions to Shareholders	(6,712,903)	(17,184,768)	(22,731,313)	(46,891,687)	(9,113,099)	(20,127,359)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	95,173,012	34,965,506	101,922,692	116,644,552	51,360,316	51,086,630
Class Z	8,029,878	5,085,578	7,480,084	11,394,295	6,194,623	13,522,634
Reinvestment of distributions:
Class I	6,079,245	15,663,939	20,645,632	42,825,245	8,363,727	18,628,052
Class Z	550,288	1,295,341	1,760,721	3,443,355	602,098	1,185,500
Cost of shares repurchased:
Class I	(33,542,680)	(97,733,224)	(84,733,254)	(198,180,906)	(50,679,061)	(191,981,624)
Class Z	(2,390,360)	(7,408,022)	(7,060,918)	(12,357,959)	(7,565,087)	(12,121,798)
Increase (Decrease) in Net Assets From Fund Share Transactions	73,899,383	(48,130,882)	40,014,957	(36,231,418)	8,276,616	(119,680,606)
Increase (Decrease) in Net Assets	68,009,220	(47,335,525)	28,513,982	(35,507,863)	(10,809,880)	(115,412,502)
NET ASSETS:
Beginning of period	274,556,899	321,892,424	703,867,538	739,375,401	637,865,978	753,278,480
End of period	$342,566,119	$274,556,899	$732,381,520	$703,867,538	$627,056,098	$637,865,978

	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026
OPERATIONS:
Net investment income (loss)	$7,950,983	$19,690,966	$(51,594)	$58,152
Net realized gain (loss)	2,111,849	20,898,103	874,853	(1,442,165)
Change in unrealized appreciation (depreciation)	3,409,667	(14,028,669)	5,414,616	9,940,813
Increase (Decrease) in Net Assets From Operations	13,472,499	26,560,400	6,237,875	8,556,800
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(6,316,523)	(25,819,010)	(5,920)	(86,538)
Class Z	(612,093)	(2,274,729)	(666)	(4,363)
Decrease in Net Assets From Distributions to Shareholders	(6,928,616)	(28,093,739)	(6,586)	(90,901)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	75,831,055	95,228,667	2,754,782	8,477,493
Class Z	8,259,908	9,385,558	118,396	190,873
Reinvestment of distributions:
Class I	6,213,371	25,454,291	5,908	86,538
Class Z	611,994	2,256,729	666	4,363
Cost of shares repurchased:
Class I	(49,042,037)	(177,006,367)	(12,213,746)	(22,625,117)
Class Z	(3,929,106)	(9,993,778)	(336,795)	(674,608)
Increase (Decrease) in Net Assets From Fund Share Transactions	37,945,185	(54,674,900)	(9,670,789)	(14,540,458)
Increase (Decrease) in Net Assets	44,489,068	(56,208,239)	(3,439,500)	(6,074,559)
NET ASSETS:
Beginning of period	531,630,724	587,838,963	91,813,403	97,887,962
End of period	$576,119,792	$531,630,724	$88,373,903	$91,813,403

See Notes to Financial Statements.
306

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2026 and Year Ended February 28, 2026 (unaudited)(concluded)

	Destinations Real Assets Fund
	August 31, 2026	February 28, 2026
OPERATIONS:
Net investment income (loss)	$4,274,867	$6,854,528
Net realized gain (loss)	14,666,541	15,403,276
Change in unrealized appreciation (depreciation)	(19,472,543)	78,127,782
Increase (Decrease) in Net Assets From Operations	(531,135)	100,385,586
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	—	(10,732,748)
Class Z	—	(1,195,324)
Decrease in Net Assets From Distributions to Shareholders	—	(11,928,072)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	38,138,517	79,231,054
Class Z	5,712,925	8,405,730
Reinvestment of distributions:
Class I	—	10,560,057
Class Z	—	1,194,774
Cost of shares repurchased:
Class I	(33,998,144)	(93,083,626)
Class Z	(2,861,885)	(5,892,513)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,991,413	415,476
Increase (Decrease) in Net Assets	6,460,278	88,872,990
NET ASSETS:
Beginning of period	404,016,928	315,143,938
End of period	$410,477,206	$404,016,928

See Notes to Financial Statements.
307

Financial Highlights
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$16.25	$15.51	$15.53	$12.69	$14.44	$15.84
Income (Loss) from Operations:
Net investment income(2)	0.02	0.04	0.06	0.07	0.08	0.04
Net realized and unrealized gain (loss)	1.48	1.89	2.25	3.45	(1.14)	1.33
Total Income (Loss) from Operations	1.50	1.93	2.31	3.52	(1.06)	1.37
Less Distributions From:
Net investment income	—	(0.04)	(0.07)	(0.07)	(0.07)	(0.10)
Net realized gain	—	(1.15)	(2.26)	(0.61)	(0.62)	(2.67)
Total Distributions	—	(1.19)	(2.33)	(0.68)	(0.69)	(2.77)
Net Asset Value, End of Period	$17.75	$16.25	$15.51	$15.53	$12.69	$14.44
Total Return(3)	9.23%(4)	12.49%	15.06%	28.18%	(7.21)%	7.48%
Net Assets, End of Period (millions)	$3,147	$3,161	$3,650	$3,810	$3,992	$4,783
Ratios to Average Net Assets:
Gross expenses(5)	0.99%(6)	1.00%	0.96%	0.95%	0.96%	0.95%
Net expenses(5)(7)	0.83%(6)	0.85%	0.81%	0.80%	0.82%	0.80%
Net investment income (loss)(5)(7)	0.22%(6)	0.26%	0.35%	0.50%	0.64%	0.21%
Portfolio Turnover Rate(8)(9)	56%(4)	98%	90%	95%	71%	83%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
308

Financial Highlights(continued)
Destinations Large Cap Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$11.20	$11.02	$11.64	$9.65	$11.18	$12.81
Income (Loss) from Operations:
Net investment income(2)	0.02	0.05	0.06	0.07	0.08	0.05
Net realized and unrealized gain (loss)	1.02	1.34	1.67	2.63	(0.90)	1.12
Total Income (Loss) from Operations	1.04	1.39	1.73	2.70	(0.82)	1.17
Less Distributions From:
Net investment income	—	(0.07)	(0.09)	(0.10)	(0.09)	(0.13)
Net realized gain	—	(1.14)	(2.26)	(0.61)	(0.62)	(2.67)
Total Distributions	—	(1.21)	(2.35)	(0.71)	(0.71)	(2.80)
Net Asset Value, End of Period	$12.24	$11.20	$11.02	$11.64	$9.65	$11.18
Total Return(3)	9.29%(4)	12.73%	15.18%	28.50%	(7.16)%	7.65%
Net Assets, End of Period (millions)	$353	$333	$338	$406	$397	$506
Ratios to Average Net Assets:
Gross expenses(5)	0.84%(6)	0.85%	0.81%	0.80%	0.81%	0.80%
Net expenses(5)(7)	0.68%(6)	0.70%	0.66%	0.65%	0.67%	0.65%
Net investment income (loss)(5)(7)	0.37%(6)	0.41%	0.51%	0.65%	0.79%	0.36%
Portfolio Turnover Rate(8)(9)	56%(4)	98%	90%	95%	71%	83%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
309

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$15.73	$13.09	$13.17	$11.79	$12.97	$16.43
Income (Loss) from Operations:
Net investment income (loss)(2)	0.01	0.02	0.03	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	0.85	3.64	0.93	1.37	(0.82)	0.55
Total Income (Loss) from Operations	0.86	3.66	0.96	1.41	(0.78)	0.54
Less Distributions From:
Net investment income	—	—	(0.22)	(0.03)	—	—
Net realized gain	—	(1.02)	(0.82)	—	(0.40)	(4.00)
Total Distributions	—	(1.02)	(1.04)	(0.03)	(0.40)	(4.00)
Net Asset Value, End of Period	$16.59	$15.73	$13.09	$13.17	$11.79	$12.97
Total Return(3)	5.47%(4)*	28.81%*	7.07%	12.00%	(5.86)%	1.66%
Net Assets, End of Period (millions)	$633	$677	$688	$775	$1,036	$1,198
Ratios to Average Net Assets:
Gross expenses(5)	1.19%(6)	1.20%	1.15%	1.15%	1.13%	1.11%
Net expenses(5)(7)	1.09%(6)	1.11%	1.05%	1.11%	1.12%	1.10%
Net investment income (loss)(5)(7)	0.15%(6)	0.14%	0.25%	0.38%	0.36%	(0.05)%
Portfolio Turnover Rate(8)(9)	80%(4)	124%	129%	115%	125%	111%

*
Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.01% and for the year ended February 28, 2026 by 0.03%.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
310

Financial Highlights(continued)
Destinations Small-Mid Cap Equity
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$10.96	$9.37	$9.71	$8.70	$9.68	$13.17
Income (Loss) from Operations:
Net investment income(2)	0.02	0.03	0.04	0.05	0.05	0.01
Net realized and unrealized gain (loss)	0.58	2.58	0.68	1.01	(0.63)	0.50
Total Income (Loss) from Operations	0.60	2.61	0.72	1.06	(0.58)	0.51
Less Distributions From:
Net investment income	—	—	(0.24)	(0.05)	—	—
Net realized gain	—	(1.02)	(0.82)	—	(0.40)	(4.00)
Total Distributions	—	(1.02)	(1.06)	(0.05)	(0.40)	(4.00)
Net Asset Value, End of Period	$11.56	$10.96	$9.37	$9.71	$8.70	$9.68
Total Return(3)	5.47%(4)*	29.04%*	7.13%	12.25%	(5.78)%	1.86%
Net Assets, End of Period (millions)	$71	$70	$63	$83	$101	$126
Ratios to Average Net Assets:
Gross expenses(5)	1.03%(6)	1.05%	1.00%	1.00%	0.98%	0.96%
Net expenses(5)(7)	0.94%(6)	0.96%	0.90%	0.96%	0.97%	0.95%
Net investment income (loss)(5)(7)	0.30%(6)	0.29%	0.40%	0.53%	0.51%	0.10%
Portfolio Turnover Rate(8)(9)	80%(4)	124%	129%	115%	125%	111%

*
Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.01% and for the year ended February 28, 2026 by 0.03%.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
311

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$16.64	$13.28	$12.75	$11.72	$13.24	$15.11
Income (Loss) from Operations:
Net investment income(2)	0.17	0.24	0.22	0.21	0.12	0.01
Net realized and unrealized gain (loss)	0.77	4.61	0.77	1.06	(1.33)	(1.22)
Payment from Sub-adviser (Note 7)	—	0.01	—	—	—	—
Total Income (Loss) from Operations	0.94	4.86	0.99	1.27	(1.21)	(1.21)
Less Distributions From:
Net investment income	—	(0.27)	(0.32)	(0.24)	(0.20)	(0.03)
Net realized gain	—	(1.23)	(0.14)	—	(0.11)	(0.63)
Total Distributions	—	(1.50)	(0.46)	(0.24)	(0.31)	(0.66)
Net Asset Value, End of Period	$17.58	$16.64	$13.28	$12.75	$11.72	$13.24
Total Return(3)	5.65%(4)	38.30%*	7.95%	10.84%	(9.07)%	(8.36)%
Net Assets, End of Period (millions)	$1,765	$1,970	$1,785	$2,222	$1,840	$2,419
Ratios to Average Net Assets:
Gross expenses(5)	1.29%(6)	1.28%	1.27%	1.25%	1.26%	1.24%
Net expenses(5)(7)	1.07%(6)	1.07%	1.06%	1.05%	1.16%	1.20%
Net investment income (loss)(5)(7)	2.09%(6)	1.61%	1.67%	1.73%	1.02%	0.05%
Portfolio Turnover Rate(8)(9)	33%(4)	54%	62%	69%	66%	48%

*	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
312

Financial Highlights(continued)
Destinations International Equity Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$13.97	$11.35	$10.97	$10.11	$11.48	$13.18
Income (Loss) from Operations:
Net investment income(2)	0.16	0.22	0.21	0.19	0.12	0.02
Net realized and unrealized gain (loss)	0.64	3.93	0.65	0.92	(1.16)	(1.05)
Payment from Sub-adviser (Note 7)	—	0.00*	—	—	—	—
Total Income (Loss) from Operations	0.80	4.15	0.86	1.11	(1.04)	(1.03)
Less Distributions From:
Net investment income	—	(0.30)	(0.34)	(0.25)	(0.22)	(0.04)
Net realized gain	—	(1.23)	(0.14)	—	(0.11)	(0.63)
Total Distributions	—	(1.53)	(0.48)	(0.25)	(0.33)	(0.67)
Net Asset Value, End of Period	$14.77	$13.97	$11.35	$10.97	$10.11	$11.48
Total Return(3)	5.73%(4)	38.52%**	8.07%	11.06%	(8.98)%	(8.16)%
Net Assets, End of Period (millions)	$199	$214	$165	$240	$184	$253
Ratios to Average Net Assets:
Gross expenses(5)	1.14%(6)	1.13%	1.13%	1.10%	1.11%	1.09%
Net expenses(5)(7)	0.92%(6)	0.91%	0.91%	0.90%	1.01%	1.05%
Net investment income (loss)(5)(7)	2.23%(6)	1.72%	1.85%	1.84%	1.18%	0.13%
Portfolio Turnover Rate(8)(9)	33%(4)	54%	62%	69%	66%	48%

*	Amount is less than $0.005 per share.
**	Includes the impact of payment from Sub-adviser, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.03%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
313

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$15.10	$13.31	$11.49	$11.27	$11.91	$10.26
Income (Loss) from Operations:
Net investment income(2)	0.20	0.31	0.34	0.34	0.36	0.34
Net realized and unrealized gain (loss)	0.24	2.70	1.82	0.32	(0.47)	1.65
Total Income (Loss) from Operations	0.44	3.01	2.16	0.66	(0.11)	1.99
Less Distributions From:
Net investment income	(0.16)	(0.28)	(0.34)	(0.39)	(0.34)	(0.34)
Net realized gain	—	(0.94)	—	(0.05)	(0.19)	—
Total Distributions	(0.16)	(1.22)	(0.34)	(0.44)	(0.53)	(0.34)
Net Asset Value, End of Period	$15.38	$15.10	$13.31	$11.49	$11.27	$11.91
Total Return(3)	2.97%(4)	23.72%*	19.07%	6.09%	(0.83)%	19.68%
Net Assets, End of Period (millions)	$470	$475	$475	$550	$652	$469
Ratios to Average Net Assets:
Gross expenses(5)	1.07%(6)	1.09%	1.05%	1.06%	1.04%	1.04%
Net expenses(5)(7)	0.96%(6)	0.97%	0.93%	0.96%	0.94%	0.92%
Net investment income (loss)(5)(7)	2.64%(6)	2.26%	2.72%	3.10%	3.10%	2.94%
Portfolio Turnover Rate(8)(9)	25%(4)	62%	45%	51%	46%	58%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
314

Financial Highlights(continued)
Destinations Equity Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$14.51	$12.83	$11.08	$10.89	$11.52	$9.94
Income (Loss) from Operations:
Net investment income(2)	0.20	0.32	0.35	0.34	0.36	0.35
Net realized and unrealized gain (loss)	0.24	2.59	1.76	0.30	(0.45)	1.59
Total Income (Loss) from Operations	0.44	2.91	2.11	0.64	(0.09)	1.94
Less Distributions From:
Net investment income	(0.17)	(0.30)	(0.36)	(0.40)	(0.35)	(0.36)
Net realized gain	—	(0.93)	—	(0.05)	(0.19)	—
Total Distributions	(0.17)	(1.23)	(0.36)	(0.45)	(0.54)	(0.36)
Net Asset Value, End of Period	$14.78	$14.51	$12.83	$11.08	$10.89	$11.52
Total Return(3)	3.08%(4)	23.91%*	19.30%	6.17%	(0.65)%	19.71%
Net Assets, End of Period (millions)	$44	$42	$36	$55	$60	$44
Ratios to Average Net Assets:
Gross expenses(5)	0.92%(6)	0.94%	0.90%	0.91%	0.89%	0.89%
Net expenses(5)(7)	0.81%(6)	0.82%	0.78%	0.81%	0.79%	0.77%
Net investment income (loss)(5)(7)	2.80%(6)	2.39%	2.93%	3.23%	3.24%	3.09%
Portfolio Turnover Rate(8)(9)	25%(4)	62%	45%	51%	46%	58%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
315

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$8.62	$8.49	$8.30	$8.31	$9.52	$10.19
Income (Loss) from Operations:
Net investment income(2)	0.16	0.34	0.32	0.26	0.24	0.12
Net realized and unrealized gain (loss)	(0.35)	0.13	0.19	0.02	(1.21)	(0.38)
Total Income (Loss) from Operations	(0.19)	0.47	0.51	0.28	(0.97)	(0.26)
Less Distributions From:
Net investment income	(0.17)	(0.34)	(0.32)	(0.27)	(0.24)	(0.13)
Net realized gain	—	—	—	—	—	(0.28)
Return of capital	—	—	—	(0.02)	—	—
Total Distributions	(0.17)	(0.34)	(0.32)	(0.29)	(0.24)	(0.41)
Net Asset Value, End of Period	$8.26	$8.62	$8.49	$8.30	$8.31	$9.52
Total Return(3)	(2.22)%(4)	5.62%	6.30%	3.42%	(10.19)%	(2.72)%
Net Assets, End of Period (millions)	$1,380	$1,373	$1,612	$1,821	$1,793	$2,002
Ratios to Average Net Assets:
Gross expenses(5)	0.90%(6)	0.90%	0.89%	0.88%	0.89%	0.87%
Net expenses(5)(7)	0.87%(6)	0.87%	0.84%	0.80%	0.81%	0.79%
Net investment income (loss)(5)(7)	3.84%(6)	4.00%	3.84%	3.14%	2.82%	1.18%
Portfolio Turnover Rate(8)(9)	84%(4)	167%	168%	181%	198%	240%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
316

Financial Highlights(continued)
Destinations Core Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$8.90	$8.75	$8.54	$8.55	$9.79	$10.46
Income (Loss) from Operations:
Net investment income(2)	0.17	0.36	0.34	0.28	0.26	0.14
Net realized and unrealized gain (loss)	(0.37)	0.13	0.21	0.01	(1.24)	(0.39)
Total Income (Loss) from Operations	(0.20)	0.49	0.55	0.29	(0.98)	(0.25)
Less Distributions From:
Net investment income	(0.17)	(0.34)	(0.34)	(0.28)	(0.26)	(0.14)
Net realized gain	—	—	—	—	—	(0.28)
Return of capital	—	—	—	(0.02)	—	—
Total Distributions	(0.17)	(0.34)	(0.34)	(0.30)	(0.26)	(0.42)
Net Asset Value, End of Period	$8.53	$8.90	$8.75	$8.54	$8.55	$9.79
Total Return(3)	(2.19)%(4)	5.84%	6.51%	3.45%	(10.08)%	(2.50)%
Net Assets, End of Period (millions)	$144	$138	$142	$192	$170	$202
Ratios to Average Net Assets:
Gross expenses(5)	0.75%(6)	0.75%	0.74%	0.73%	0.74%	0.72%
Net expenses(5)(7)	0.72%(6)	0.72%	0.69%	0.65%	0.66%	0.64%
Net investment income (loss)(5)(7)	3.99%(6)	4.14%	3.98%	3.28%	2.96%	1.36%
Portfolio Turnover Rate(8)(9)	84%(4)	167%	168%	181%	198%	240%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
317

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.36	$9.34	$9.30	$9.19	$9.68	$9.73
Income (Loss) from Operations:
Net investment income(2)	0.20	0.48	0.49	0.55	0.42	0.30
Net realized and unrealized gain (loss)	(0.17)	0.10	0.05	0.12	(0.39)	0.03
Total Income (Loss) from Operations	0.03	0.58	0.54	0.67	0.03	0.33
Less Distributions From:
Net investment income	(0.20)	(0.56)	(0.50)	(0.56)	(0.51)	(0.37)
Net realized gain	—	—	—	—	(0.01)	(0.01)
Total Distributions	(0.20)	(0.56)	(0.50)	(0.56)	(0.52)	(0.38)
Net Asset Value, End of Period	$9.19	$9.36	$9.34	$9.30	$9.19	$9.68
Total Return(3)	0.27%(4)	6.46%*	5.87%	7.55%	0.37%	3.40%
Net Assets, End of Period (millions)	$315	$253	$299	$371	$451	$539
Ratios to Average Net Assets:
Gross expenses(5)	1.01%(6)	1.04%	0.99%	0.99%	0.96%	0.93%
Net expenses(5)(7)	0.95%(6)	0.99%	0.93%	0.95%	0.94%	0.93%
Net investment income (loss)(5)(7)	4.21%(6)	5.18%	5.19%	5.98%	4.51%	3.09%
Portfolio Turnover Rate(8)(9)	35%(4)	76%	87%	98%	98%	107%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
318

Financial Highlights(continued)
Destinations Low Duration Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.64	$9.60	$9.53	$9.40	$9.89	$9.93
Income (Loss) from Operations:
Net investment income(2)	0.21	0.51	0.51	0.58	0.44	0.33
Net realized and unrealized gain (loss)	(0.18)	0.11	0.05	0.12	(0.40)	0.02
Total Income (Loss) from Operations	0.03	0.62	0.56	0.70	0.04	0.35
Less Distributions From:
Net investment income	(0.20)	(0.58)	(0.49)	(0.57)	(0.52)	(0.38)
Net realized gain	—	—	—	—	(0.01)	(0.01)
Total Distributions	(0.20)	(0.58)	(0.49)	(0.57)	(0.53)	(0.39)
Net Asset Value, End of Period	$9.47	$9.64	$9.60	$9.53	$9.40	$9.89
Total Return(3)	0.33%(4)	6.63%*	6.03%	7.74%	0.49%	3.56%
Net Assets, End of Period (millions)	$28	$22	$23	$34	$37	$49
Ratios to Average Net Assets:
Gross expenses(5)	0.86%(6)	0.89%	0.84%	0.84%	0.80%	0.78%
Net expenses(5)(7)	0.80%(6)	0.84%	0.78%	0.80%	0.79%	0.78%
Net investment income (loss)(5)(7)	4.35%(6)	5.33%	5.35%	6.13%	4.63%	3.28%
Portfolio Turnover Rate(8)(9)	35%(4)	76%	87%	98%	98%	107%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
319

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.45	$9.44	$9.32	$9.12	$9.76	$10.02
Income (Loss) from Operations:
Net investment income(2)	0.30	0.64	0.60	0.58	0.44	0.32
Net realized and unrealized gain (loss)	(0.14)	—	0.12	0.21	(0.65)	(0.17)
Total Income (Loss) from Operations	0.16	0.64	0.72	0.79	(0.21)	0.15
Less Distributions From:
Net investment income	(0.31)	(0.63)	(0.60)	(0.59)	(0.43)	(0.41)
Total Distributions	(0.31)	(0.63)	(0.60)	(0.59)	(0.43)	(0.41)
Net Asset Value, End of Period	$9.30	$9.45	$9.44	$9.32	$9.12	$9.76
Total Return(3)	1.67%(4)	7.01%*	7.98%	8.98%	(2.09)%	1.49%
Net Assets, End of Period (millions)	$676	$649	$687	$752	$622	$699
Ratios to Average Net Assets:
Gross expenses(5)(6)	1.15%(7)	1.16%	1.15%	1.15%	1.14%	1.19%
Net expenses(5)(6)(8)	1.07%(7)	1.08%	1.03%	1.02%	1.03%	1.08%
Net investment income (loss)(6)(8)	6.43%(7)	6.79%	6.44%	6.42%	4.70%	3.17%
Portfolio Turnover Rate(9)(10)	55%(4)	104%	112%	83%	58%	90%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.02% (annualized), 0.03%, 0.05%, 0.05%, 0.04% and 0.09% for the period ended August 31, 2026, for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
320

Financial Highlights(continued)
Destinations Global Fixed Income Opportunities Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.68	$9.65	$9.51	$9.30	$9.94	$10.19
Income (Loss) from Operations:
Net investment income(2)	0.32	0.67	0.63	0.61	0.46	0.34
Net realized and unrealized gain (loss)	(0.16)	—	0.12	0.20	(0.66)	(0.17)
Total Income (Loss) from Operations	0.16	0.67	0.75	0.81	(0.20)	0.17
Less Distributions From:
Net investment income	(0.31)	(0.64)	(0.61)	(0.60)	(0.44)	(0.42)
Total Distributions	(0.31)	(0.64)	(0.61)	(0.60)	(0.44)	(0.42)
Net Asset Value, End of Period	$9.53	$9.68	$9.65	$9.51	$9.30	$9.94
Total Return(3)	1.71%(4)	7.21%*	8.18%	9.06%	(1.91)%	1.67%
Net Assets, End of Period (millions)	$56	$55	$52	$70	$57	$66
Ratios to Average Net Assets:
Gross expenses(5)(6)	1.00%(7)	1.01%	1.00%	1.00%	0.99%	1.04%
Net expenses(5)(6)(8)	0.92%(7)	0.93%	0.88%	0.87%	0.88%	0.93%
Net investment income (loss)(6)(8)	6.58%(7)	6.94%	6.60%	6.58%	4.83%	3.30%
Portfolio Turnover Rate(9)(10)	55%(4)	104%	112%	83%	58%	90%

*
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.02% (annualized), 0.03%, 0.05%, 0.05%, 0.04% and 0.09% for the period ended August 31, 2026, for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
321

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.78	$9.69	$9.68	$9.54	$10.07	$10.38
Income (Loss) from Operations:
Net investment income(2)	0.14	0.28	0.27	0.25	0.16	0.10
Net realized and unrealized gain (loss)	(0.29)	0.10	0.03	0.16	(0.50)	(0.26)
Total Income (Loss) from Operations	(0.15)	0.38	0.30	0.41	(0.34)	(0.16)
Less Distributions From:
Net investment income	(0.14)	(0.29)	(0.29)	(0.27)	(0.19)	(0.13)
Net realized gain	—	—	—	—	—	(0.02)
Total Distributions	(0.14)	(0.29)	(0.29)	(0.27)	(0.19)	(0.15)
Net Asset Value, End of Period	$9.49	$9.78	$9.69	$9.68	$9.54	$10.07
Total Return(3)	(1.56)%(4)	4.06%	3.16%	4.42%	(3.37)%	(1.53)%
Net Assets, End of Period (millions)	$588	$597	$715	$812	$819	$887
Ratios to Average Net Assets:
Gross expenses(5)	0.95%(6)	0.95%	0.94%	0.94%	0.94%	0.93%
Net expenses(5)(7)	0.84%(6)	0.84%	0.81%	0.78%	0.78%	0.76%
Net investment income (loss)(5)(7)	2.93%(6)	2.95%	2.77%	2.59%	1.62%	0.97%
Portfolio Turnover Rate(8)(9)	18%(4)	48%	42%	58%	48%	41%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
322

Financial Highlights(continued)
Destinations Municipal Fixed Income Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.83	$9.74	$9.71	$9.57	$10.10	$10.40
Income (Loss) from Operations:
Net investment income(2)	0.15	0.30	0.29	0.26	0.17	0.12
Net realized and unrealized gain (loss)	(0.30)	0.10	0.03	0.17	(0.50)	(0.25)
Total Income (Loss) from Operations	(0.15)	0.40	0.32	0.43	(0.33)	(0.13)
Less Distributions From:
Net investment income	(0.14)	(0.31)	(0.29)	(0.29)	(0.20)	(0.15)
Net realized gain	—	—	—	—	—	(0.02)
Total Distributions	(0.14)	(0.31)	(0.29)	(0.29)	(0.20)	(0.17)
Net Asset Value, End of Period	$9.54	$9.83	$9.74	$9.71	$9.57	$10.10
Total Return(3)	(1.48)%(4)	4.20%	3.34%	4.56%	(3.21)%	(1.29)%
Net Assets, End of Period (millions)	$39	$41	$38	$49	$44	$45
Ratios to Average Net Assets:
Gross expenses(5)	0.80%(6)	0.81%	0.79%	0.79%	0.79%	0.78%
Net expenses(5)(7)	0.69%(6)	0.69%	0.66%	0.63%	0.63%	0.61%
Net investment income (loss)(5)(7)	3.07%(6)	3.10%	2.94%	2.74%	1.77%	1.14%
Portfolio Turnover Rate(8)(9)	18%(4)	48%	42%	58%	48%	41%

(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Reflects the rate for the Fund as a whole; not on a share class basis.
(9)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
323

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$10.27	$10.29	$10.45	$10.10	$10.22	$10.57
Income (Loss) from Operations:
Net investment income(2)	0.14	0.37	0.50	0.53	0.31	0.10
Net realized and unrealized gain (loss)	0.09	0.14	(0.02)	0.50	(0.13)	0.03
Total Income (Loss) from Operations	0.23	0.51	0.48	1.03	0.18	0.13
Less Distributions From:
Net investment income	(0.12)	(0.42)	(0.63)	(0.68)	(0.27)	(0.22)
Net realized gain	—	(0.11)	(0.01)	—	(0.03)	(0.26)
Total Distributions	(0.12)	(0.53)	(0.64)	(0.68)	(0.30)	(0.48)
Net Asset Value, End of Period	$10.38	$10.27	$10.29	$10.45	$10.10	$10.22
Total Return(3)	2.30%(4)	5.00%*	4.71%	10.51%	1.87%	1.25%
Net Assets, End of Period (millions)	$527	$488	$546	$739	$851	$1,165
Ratios to Average Net Assets:
Gross expenses(5)(6)	1.60%(7)	1.62%	1.63%	1.67%	1.75%	1.75%
Net expenses(5)(6)(8)	0.99%(7)	1.26%	1.22%	1.23%	1.30%	1.31%
Net investment income (loss)(6)(8)	2.79%(7)	3.56%	4.75%	5.20%	3.13%	0.93%
Portfolio Turnover Rate(9)(10)	38%(4)	55%	58%	79%	70%	90%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.03%, 0.08%, 0.15% and 0.19% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
324

Financial Highlights(continued)
Destinations Multi Strategy Alternatives Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022
Net asset value, Beginning of Period	$9.96	$9.99	$10.16	$9.85	$9.96	$10.32
Income (Loss) from Operations:
Net investment income(2)	0.15	0.37	0.51	0.54	0.32	0.11
Net realized and unrealized gain (loss)	0.09	0.14	(0.02)	0.47	(0.12)	0.03
Total Income (Loss) from Operations	0.24	0.51	0.49	1.01	0.20	0.14
Less Distributions From:
Net investment income	(0.13)	(0.44)	(0.64)	(0.70)	(0.28)	(0.24)
Net realized gain	—	(0.10)	(0.02)	—	(0.03)	(0.26)
Total Distributions	(0.13)	(0.54)	(0.66)	(0.70)	(0.31)	(0.50)
Net Asset Value, End of Period	$10.07	$9.96	$9.99	$10.16	$9.85	$9.96
Total Return(3)	2.42%(4)	5.18%*	4.88%	10.50%	2.16%	1.31%
Net Assets, End of Period (millions)	$49	$44	$42	$67	$72	$108
Ratios to Average Net Assets:
Gross expenses(5)(6)	1.45%(7)	1.47%	1.48%	1.52%	1.60%	1.60%
Net expenses(5)(6)(8)	0.84%(7)	1.11%	1.08%	1.08%	1.15%	1.16%
Net investment income (loss)(6)(8)	2.94%(7)	3.69%	4.96%	5.36%	3.24%	1.10%
Portfolio Turnover Rate(9)(10)	38%(4)	55%	58%	79%	70%	90%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended February 28, 2026 by 0.01%.
(1)	Figures are for the period ended August 31, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)
Ratios include interest and dividend expense on short sales which represent 0.03%, 0.03%, 0.08%, 0.15% and 0.19% for the year ended February 28, 2026, for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023 and for the year ended February 28, 2022, respectively.

(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
325

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class I
	2026(1)	2026	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$13.08	$11.98	$10.48	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income (loss)(2)	(0.01)	0.01	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss)	0.95	1.10	1.52	1.78	(0.85)	(0.44)
Total Income (Loss) from Operations	0.94	1.11	1.54	1.82	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.00)*	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)
Net realized gain	—	—	—	—	(0.02)	—
Total Distributions	(0.00)*	(0.01)	(0.04)	(0.04)	(0.04)	(0.01)
Net Asset Value, End of Period	$14.02	$13.08	$11.98	$10.48	$8.70	$9.56
Total Return(3)	7.19%(4)	9.28%	14.70%	20.91%	(8.56)%	(4.33)%(4)
Net Assets, End of Period (millions)	$87	$90	$96	$98	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.26%(5)	1.25%	1.22%	1.31%	1.40%	1.40%(5)
Net expenses(6)	1.20%(5)	1.19%	1.16%	1.19%	1.29%	1.27%(5)
Net investment income (loss)(6)	(0.12)%(5)	0.06%	0.18%	0.47%	0.33%	0.27%(5)
Portfolio Turnover Rate(7)(8)	4%(4)	12%	9%	5%	5%	2%(4)

*	Amount is less than $0.005 per share.
(1)	Figures are for the period ended August 31, 2026 (unaudited) and for the period from Class inception (October 26, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
(8)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
326

Financial Highlights(continued)
Destinations Shelter Fund
For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:

	Class Z
	2026(1)	2026	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$12.93	$11.83	$10.35	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.00*	0.03	0.04	0.06	0.04	0.01
Net realized and unrealized gain (loss)	0.93	1.10	1.49	1.74	(0.83)	(0.56)
Total Income (Loss) from Operations	0.93	1.13	1.53	1.80	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.00)*	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—	—	—	—	(0.02)	—
Total Distributions	(0.00)*	(0.03)	(0.05)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$13.86	$12.93	$11.83	$10.35	$8.60	$9.44
Total Return(3)	7.23%(4)	9.54%	14.93%	20.95%	(8.33)%	5.51%(4)
Net Assets, End of Period (millions)	$2	$2	$2	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.11%(5)	1.10%	1.06%	1.15%	1.25%	1.22%(5)
Net expenses(6)	1.05%(5)	1.04%	1.00%	1.04%	1.14%	1.04%(5)
Net investment income (loss)(6)	0.04%(5)	0.21%	0.33%	0.63%	0.48%	0.30%(5)
Portfolio Turnover Rate(7)(8)	4%(4)	12%	9%	5%	5%	2%(4)

*	Amount is less than $0.005 per share.
(1)	Figures are for the period ended August 31, 2026 (unaudited) and for the period from Class inception (November 3, 2021) through the period ended February 28, 2022.
(2)	Per share amounts have been calculated using the average shares method.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Reflects the rate for the Fund as a whole; not on a share class basis.
(8)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
327

Financial Highlights(continued)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the year ended February 28, unless otherwise noted:

	Class I
	2026(1)	2026	2025(1)
Net asset value, Beginning of Period	$2.83	$2.20	$2.24(2)
Income (Loss) from Operations:
Net investment income(3)	0.03	0.05	0.01
Net realized and unrealized gain (loss)	(0.04)	0.67	(0.05)
Total Income (Loss) from Operations	(0.01)	0.72	(0.04)
Less Distributions From:
Net investment income	—	(0.06)	(0.00)(4)
Net realized gain	—	(0.03)	—
Total Distributions	—	(0.09)	(0.00)(4)
Net Asset Value, End of Period	$2.82	$2.83	$2.20
Total Return(5)	(0.35)%(6)*	33.29%	(1.54)%(6)
Net Assets, End of Period (millions)	$373	$370	$292
Ratios to Average Net Assets:
Gross expenses(7)	1.32%(8)	1.39%	1.49%(8)
Net expenses(7)(9)	1.07%(8)	1.14%	1.24%(8)
Net investment income (loss)(7)(9)	2.09%(8)	2.07%	1.86%(8)
Portfolio Turnover Rate(10)(11)	39%(6)	92%	27%(6)

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.24%.
(1)	Figures are for the period ended August 31, 2026 (unaudited) and for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025.
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Amounts represent less than 0.01.
(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)	Not annualized.
(7)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(8)	Annualized.
(9)	Reflects fee waivers and/or expense reimbursements.
(10)	Reflects the rate for the Fund as a whole; not on a share class basis.
(11)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
328

Financial Highlights(concluded)
Destinations Real Assets Fund
For a share of beneficial interest outstanding throughout the year ended February 28, unless otherwise noted:

	Class Z
	2026(1)	2026	2025(1)
Net asset value, Beginning of Period	$2.50	$1.95	$1.99(2)
Income (Loss) from Operations:
Net investment income(3)	0.03	0.05	0.01
Net realized and unrealized gain (loss)	(0.03)	0.59	(0.04)
Total Income (Loss) from Operations	(0.00)*	0.64	(0.03)
Less Distributions From:
Net investment income	—	(0.06)	(0.01)
Net realized gain	—	(0.03)	—
Total Distributions	—	(0.09)	(0.01)
Net Asset Value, End of Period	$2.50	$2.50	$1.95
Total Return(4)	0.00%(5)**	33.66%	(1.71)%(5)
Net Assets, End of Period (millions)	$37	$34	$23
Ratios to Average Net Assets:
Gross expenses(6)	1.17%(7)	1.24%	1.39%(7)
Net expenses(6)(8)	0.92%(7)	0.99%	1.13%(7)
Net investment income (loss)(6)(8)	2.24%(7)	2.20%	1.88%(7)
Portfolio Turnover Rate(9)(10)	39%(5)	92%	27%(5)

*	Amount is less than $0.005 per share.
**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended August 31, 2026 by 0.24%.
(1)	Figures are for the period ended August 31, 2026 (unaudited) and for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025.
(2)	Reflects opening NAV on November 14, 2024.
(3)	Per share amounts have been calculated using the average shares method.
(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Reflects the rate for the Fund as a whole; not on a share class basis.
(10)	In-kind transactions are not included in portfolio turnover calculations.
See Notes to Financial Statements.
329

Notes to Financial Statements
August 31, 2026 (unaudited)
1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust.
330

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)
The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 —	unadjusted quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
331

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are  normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from  actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$44,720,226	$44,720,226	$—	$—
Communications	544,729,019	544,729,019	—	—
Consumer Cyclical	218,878,865	218,878,865	—	—
Consumer Non-cyclical	447,457,630	447,457,630	—	—
Energy	104,858,555	104,858,555	—	—
Financial	457,733,166	457,733,166	—	—
Industrial	321,737,558	321,737,558	—	—
Technology	1,042,219,481	1,042,216,692	—	2,789
Utilities	30,637,909	30,637,909	—	—
Exchange Traded Funds (ETFs)	249,866,478	249,866,478	—	—
Preferred Stocks	809,293	—	—	809,293
Short-Term Investments:
Time Deposits	36,764,333	—	36,764,333	—
Money Market Fund	24,685,387	24,685,387	—	—
Total Investments, at value	$3,525,097,900	$3,487,521,485	$36,764,333	$812,082
Other Financial Instruments – Assets
Futures Contracts	$49,257	$49,257	$—	$—
Total Other Financial Instruments – Assets	$49,257	$49,257	$—	$—

332

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$31,740,769	$31,740,769	$—	$—
Communications	23,168,412	23,168,412	—	—
Consumer Cyclical	70,811,237	70,811,237	—	—
Consumer Non-cyclical	158,980,104	158,978,748	—	1,356
Energy	33,442,897	33,442,897	—	—
Financial	125,490,259	125,490,247	—	12
Government	37,528	37,528	—	—
Industrial	107,301,943	107,301,943	—	—
Technology	77,533,226	77,533,226	—	—
Utilities	21,776,051	21,776,051	—	—
Exchange Traded Funds (ETFs)	36,178,925	36,178,925	—	—
Limited Partnership	20,103	20,103	—	—
Closed-End Fund	3,770	3,770	—	—
Short-Term Investments:
Time Deposits	19,004,263	—	19,004,263	—
Money Market Fund	1,686,114	1,686,114	—	—
Total Investments, at value	$707,175,601	$688,169,970	$19,004,263	$1,368
Other Financial Instruments – Liabilities
Futures Contracts	$(16,038)	$(16,038)	$—	$—
Total Other Financial Instruments – Liabilities	$(16,038)	$(16,038)	$—	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$57,694,195	$—	$57,694,195	$—
Austria	1,349,258	—	1,349,258	—
Belgium	5,636,626	1,804,373	3,832,253	—
Bermuda	3,030,852	—	3,030,852	—
Brazil	9,459,622	5,144,401	4,315,221	—
Canada	132,327,791	132,327,791	—	—
Chile	1,202,721	932,318	270,403	—
China	49,084,787	13,150,865	35,933,922	—
Curacao	39,933	—	39,933	—
Czech Republic	45,592	—	45,592	—
Denmark	30,464,699	1,586,278	28,878,421	—
Finland	28,464,290	—	28,464,290	—
France	100,709,862	—	100,709,862	—
Germany	103,700,801	475,548	103,225,253	—
Greece	9,324,284	—	9,324,284	—
Hong Kong	36,122,731	5,905,210	30,217,521	—
Hungary	1,449,521	—	1,449,521	—
India	63,684,317	—	63,684,317	—
Indonesia	11,238,694	—	11,238,694	—
Ireland	25,951,855	6,347,935	19,603,920	—
Israel	8,669,765	2,930,589	5,739,176	—

333

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Italy	$53,899,263	$—	$53,899,263	$—
Japan	296,800,712	—	296,800,712	—
Luxembourg	10,782,955	—	10,782,955	—
Macau	97,344	—	97,344	—
Malaysia	2,278,062	—	2,278,062	—
Mexico	16,631,012	—	16,631,012	—
Netherlands	74,698,275	—	74,698,275	—
New Zealand	941,206	—	941,206	—
Norway	30,727,541	—	30,727,541	—
Peru	2,171,168	2,171,168	—	—
Philippines	1,357,450	—	1,357,450	—
Poland	1,795,678	—	1,795,678	—
Portugal	3,885,543	—	3,885,543	—
Russia	81,258	—	—	81,258
Saudi Arabia	3,396,665	—	3,396,665	—
Singapore	11,224,541	3,053,406	8,171,135	—
South Africa	5,995,075	—	5,995,075	—
South Korea	112,235,201	—	112,235,201	—
Spain	29,120,497	—	29,120,497	—
Sweden	47,792,835	2,240,802	45,552,033	—
Switzerland	94,212,057	9,678,603	84,533,454	—
Taiwan	101,108,303	588,093	100,520,210	—
Thailand	11,038,064	—	11,038,064	—
Turkey	549,875	—	549,875	—
United Arab Emirates	454,043	—	454,043	—
United Kingdom	199,794,323	18,804,643	180,880,730	108,950
United States	28,075,397	26,810,642	584,327	680,428
Uruguay	3,607,141	3,607,141	—	—
Vietnam	2,280,761	—	2,280,761	—
Exchange Traded Funds (ETFs)	99,540,533	99,540,533	—	—
Preferred Stocks:
Germany	7,411,505	—	7,411,505	—
United States	38,066	—	—	38,066
Right	27,565	—	27,565	—
Warrants:
Canada	—*	—	—	—*
United States	609	609	—	—
Short-Term Investments:
Time Deposits	14,780,435	—	14,780,435	—
U.S. Government Agency	6,472,000	—	6,472,000	—
Money Market Fund	17,487,533	17,487,533	—	—
Total Investments, at value	$1,972,442,687	$354,588,481	$1,616,945,504	$908,702
Other Financial Instruments – Assets
Futures Contracts	$87,237	$87,237	$—	$—
Total Other Financial Instruments – Assets	$87,237	$87,237	$—	$—

334

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$16,872,247	$8,753,606	$8,118,641	$—
Communications	22,853,686	15,814,737	7,038,949	—
Consumer Cyclical	22,181,396	17,049,993	5,131,403	—
Consumer Non-cyclical	78,049,991	53,073,871	24,976,120	—
Energy	41,990,812	33,881,922	8,108,890	—
Financial	110,455,526	77,683,887	32,771,639	—
Industrial	40,018,757	22,728,461	17,290,296	—
Technology	31,990,175	28,361,912	3,628,263	—
Utilities	50,415,553	42,001,227	8,414,326	—
Exchange Traded Funds (ETFs)	80,051,315	80,051,315	—	—
Convertible Preferred Stocks	7,843,806	7,843,806	—	—
Limited Partnership	2,507,073	2,507,073	—	—
Short-Term Investments:
Corporate Note	1,029,821	—	1,029,821	—
Time Deposits	6,297,167	—	6,297,167	—
Total Investments, at value	$512,557,325	$389,751,810	$122,805,515	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(38,390)	$(38,390)	$—	$—
Total Other Financial Instruments – Liabilities	$(38,390)	$(38,390)	$—	$—
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$414,417,386	$—	$414,417,386	$—
Collateralized Mortgage Obligations	295,367,909	—	295,367,909	—
Mortgage-Backed Securities	267,958,577	—	267,958,577	—
Corporate Bonds & Notes	267,756,450	—	267,756,450	—
Asset-Backed Securities	141,568,810	—	141,568,810	—
Collateralized Loan Obligations	24,382,117	—	24,382,117	—
Sovereign Bonds	8,624,463	—	8,624,463	—
Senior Loans	4,533,324	—	4,533,324	—
Open-End Fund	30,761,393	30,761,393	—	—
Exchange Traded Fund (ETF)	21,566,087	21,566,087	—	—
Common Stocks	5,021	—	—	5,021
Short-Term Investments:
Time Deposits	33,065,342	—	33,065,342	—
U.S. Government Obligations	6,947,022	—	6,947,022	—
Money Market Fund	648,332	648,332	—	—
Total Investments, at value	$1,517,602,233	$52,975,812	$1,464,621,400	$5,021
Other Financial Instruments – Assets
Futures Contracts	$100,914	$100,914	$—	$—
Centrally Cleared Interest Rate Swaps Contracts	325,674	—	325,674	—
Centrally Cleared Credit Default Swap	16,281	—	16,281	—
Total Other Financial Instruments – Assets	$442,869	$100,914	$341,955	$—

335

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund (continued)
Other Financial Instruments – Liabilities
Futures Contracts	$(311,691)	$(311,691)	$—	$—
Centrally Cleared Credit Default Swaps	(70,311)	—	(70,311)	—
Total Other Financial Instruments – Liabilities	$(382,002)	$(311,691)	$(70,311)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,541,726	$—	$1,541,726	$—
Communications	17,650,330	—	16,325,326	1,325,004
Consumer Cyclical	5,430,703	—	5,430,703	—
Consumer Non-cyclical	25,017,953	—	19,551,553	5,466,400
Energy	8,052,415	—	8,052,415	—
Financial	16,361,735	—	16,035,395	326,340
Industrial	12,777,168	—	12,777,168	—
Technology	10,029,551	—	10,029,551	—
Utilities	3,548,411	—	3,548,411	—
Collateralized Mortgage Obligations	47,112,695	—	47,112,695	—
Collateralized Loan Obligations	23,688,940	—	23,688,940	—
U.S. Government Agencies & Obligations	20,535,484	—	20,535,484	—
Senior Loans	15,809,528	—	15,809,528	—
Asset-Backed Securities	14,384,585	—	14,384,585	—
Mortgage-Backed Securities	4,431,415	—	4,431,415	—
Sovereign Bonds	1,253,818	—	1,253,818	—
Exchange Traded Fund (ETF)	62,878,896	62,878,896	—	—
Common Stocks:
Basic Materials	—*	—	—	—*
Communications	—*	—	—	—*
Consumer Non-cyclical	22,253	22,253	—	—*
Diversified	24,196,943	24,196,943	—	—
Preferred Stock	1,428,934	1,428,934	—	—
Right	20,770	20,770	—	—
Warrants:
Diversified	6,231	6,231	—	—*
Short-Term Investments:
Commercial Papers	13,055,207	—	13,055,207	—
Time Deposits	10,141,542	—	10,141,542	—
Money Market Fund	5,449,521	5,449,521	—	—
Total Investments, at value	$344,826,754	$94,003,548	$243,705,462	$7,117,744
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$752	$—	$752	$—
Total Other Financial Instruments – Assets	$752	$—	$752	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(160,586)	$—	$(160,586)	$—
Total Other Financial Instruments – Liabilities	$(160,586)	$—	$(160,586)	$—

336

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Albania	$1,797,241	$ —	$1,797,241	$—
Argentina	4,438,685	—	4,438,685	—
Australia	741,836	—	741,836	—
Austria	238,487	—	238,487	—
Bahamas	349,390	—	349,390	—
Bermuda	6,948,600	—	6,948,600	—
Brazil	2,139,424	—	2,139,424	—
British Virgin Islands	2,562,496	—	2,562,496	—
Canada	12,361,576	—	12,361,576	—
Cayman Islands	17,761,052	—	17,761,052	—
Chile	10,909,553	—	10,909,553	—
Colombia	9,274,985	—	9,274,985	—
Estonia	707,574	—	707,574	—
France	6,928,085	—	6,928,085	—
Germany	13,180,153	—	13,180,153	—
Gibraltar	6,653,044	—	6,653,044	—
Guatemala	900,450	—	900,450	—
India	10,841,706	—	10,841,706	—
Indonesia	3,511,758	—	3,511,758	—
Ireland	901,297	—	901,297	—
Italy	5,090,167	—	5,090,167	—
Japan	327,003	—	327,003	—
Jersey, Channel Islands	3,625,545	—	3,625,545	—
Kazakhstan	216,330	—	216,330	—
Luxembourg	27,986,143	—	27,986,143	—
Malaysia	900,015	—	900,015	—
Marshall Islands	1,233,975	—	1,233,975	—
Mexico	19,964,957	—	19,964,957	—
Morocco	1,763,306	—	1,763,306	—
Multinational	3,911,502	—	3,911,502	—
Netherlands	15,381,609	—	15,381,609	—
Nigeria	1,704,351	—	1,704,351	—
Norway	5,034,842	—	5,034,842	—
Panama	1,414,031	—	1,414,031	—
Paraguay	2,025,876	—	2,025,876	—
Peru	13,531,212	—	13,531,212	—
Singapore	7,885,067	—	7,885,067	—
South Korea	704,800	—	704,800	—
Spain	5,540,979	—	5,540,979	—
Supranational	5,099,189	—	5,099,189	—
Sweden	16,394,960	—	13,403,274	2,991,686
Turkey	307,522	—	307,522	—
United Kingdom	29,904,517	—	29,904,517	—
United States	239,704,080	—	230,311,048	9,393,032

337

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Senior Loans:
United Kingdom	$4,627,835	$—	$4,627,835	$—
United States	40,056,605	—	36,691,516	3,365,089
Sovereign Bonds	23,849,921	—	23,849,921	—
U.S. Government Agency & Obligation	4,858,341	—	4,858,341	—
Asset-Backed Securities	1,681,914	—	1,681,914	—
Common Stocks:
Australia	136,005	136,005	—	—
Canada	409,827	409,827	—	—
Mexico	1,202,280	1,202,280	—	—
Sweden	—*	—	—	—*
United Kingdom	1,756,495	1,756,495	—	—*
United States	24,791,378	21,589,986	—	3,201,392
Exchange Traded Fund (ETF)	27,147,363	27,147,363	—	—
Preferred Stocks:
United States	7,747,526	7,747,526	—	—*
Limited Partnership	299,333	299,333	—	—
Convertible Preferred Stock	273,031	273,031	—	—
Warrants:
United States	65,569	7,417	—	58,152
Right	24,722	24,722	—	—
Purchased Options	236,520	236,520	—	—
Short-Term Investments:
Commercial Papers	26,867,102	—	26,867,102	—
Time Deposits	23,191,780	—	23,191,780	—
U.S. Government Obligation	3,984,727	—	3,984,727	—
Money Market Fund	20,805,514	20,805,514	—	—
Total Investments, at value	$736,813,158	$81,636,019	$636,167,788	$19,009,351
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$23,471	$—	$23,471	$—
Total Other Financial Instruments – Assets	$23,471	$—	$23,471	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(178,696)	$(178,696)	$—	$—
Forward Foreign Currency Contracts	(703,448)	—	(703,448)	—
Securities Sold Short:
Corporate Bond & Notes	(2,928,183)	—	(2,928,183)	—
Total Other Financial Instruments – Liabilities	$(3,810,327)	$(178,696)	$(3,631,631)	$—

338

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$580,473,161	$—	$580,473,161	$—
Exchange Traded Fund (ETF)	14,101,421	14,101,421	—	—
Warrants	133,230	—	—	133,230
Short-Term Investments:
Municipal Bonds	5,025,691	—	5,025,691	—
Time Deposits	24,798,501	—	24,798,501	—
Money Market Fund	11,897,800	11,897,800	—	—
Total Investments, at value	$636,429,804	$25,999,221	$610,297,353	$133,230
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$136,882,321	$—	$136,882,321	$—
Asset-Backed Securities	46,183,912	—	46,183,912	—
Collateralized Loan Obligations	635,645	—	635,645	—
Exchange Traded Funds (ETFs)	194,676,416	194,676,416	—	—
Open-End Fund	113,939,804	113,939,804	—	—
Short-Term Investments:
Time Deposits	69,327,366	—	69,327,366	—
Total Investments, at value	$561,645,464	$308,616,220	$253,029,244	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$2,474,948	$—	$2,474,948	$—
Total Other Financial Instruments – Assets	$2,474,948	$—	$2,474,948	$—
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(1,524,353)	$—	$(1,524,353)	$—
Total Other Financial Instruments – Liabilities	$(1,524,353)	$—	$(1,524,353)	$—
Destinations Shelter Fund
Investments, at value
Common Stocks	$87,465,159	$87,465,159	$—	$—
Purchased Options	520,830	520,830	—	—
Short-Term Investments:
Time Deposits	206,594	—	206,594	—
Total Investments, at value	$88,192,583	$87,985,989	$206,594	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(497,490)	$(497,490)	$—	$—
Total Other Financial Instruments – Liabilities	$(497,490)	$(497,490)	$—	$—

339

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Total Fair Value at August 31, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$10,512,731	$—	$10,512,731	$—
Belgium	1,881,835	—	1,881,835	—
Canada	38,852,499	38,852,499	—	—
China	1,225,771	—	1,225,771	—
France	8,958,315	—	8,958,315	—
Germany	4,836,680	—	4,836,680	—
Greece	1,418,778	—	1,418,778	—
Hong Kong	6,612,848	—	6,612,848	—
Ireland	5,100,096	4,766,252	333,844	—
Italy	3,376,639	—	3,376,639	—
Japan	10,340,439	—	10,340,439	—
Luxembourg	1,426,874	1,426,874	—	—
Mexico	5,196,355	5,196,355	—	—
Netherlands	3,138,111	992,302	2,145,809	—
New Zealand	4,213,770	—	4,213,770	—
Norway	727,909	—	727,909	—
Philippines	690,847	—	690,847	—
Singapore	3,503,132	—	3,503,132	—
Spain	14,358,111	—	14,358,111	—
Sweden	1,584,101	—	1,584,101	—
Switzerland	2,006,647	—	2,006,647	—
Thailand	777,324	—	777,324	—
United Kingdom	25,687,493	3,107,462	22,580,031	—
United States	199,416,189	199,416,189	—	—
Exchange Traded Funds (ETFs)	46,660,004	46,660,004	—	—
Closed-End Funds	794,257	—	794,257	—
Limited Partnerships	730,513	730,513	—	—
Short-Term Investments:
Time Deposits	6,146,287	—	6,146,287	—
Money Market Fund	4,400,458	4,400,458	—	—
Total Investments, at value	$414,575,013	$305,548,908	$109,026,105	$ —

*	Includes securities that are fair valued at $0.
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at August 31, 2026	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Corporate Bond	$326,340	Prior Transaction Analysis	Transaction Price	98.00	98.00
Corporate Bond	$5,466,400	Asset-Based Valuation	Discounted Price Share 15%	80.00	80.00
Corporate Bond	$1,325,004	Market Comparables	Enterprise Value/EBITA Multiples	4.50X	4.50X
Total	$7,117,744

340

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
3. Investment valuation (continued)

	Fair Value at August 31, 2026	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$1,001,915	Prior Transaction Analysis	Transaction Price	100.00	100.00
Senior Loans	$2,363,174	Market Comparables	Enterprise Value/EBITA Multiples	7.00X	7.00X
Common Stock	$808,983	Prior Transaction Analysis	Transaction Price	3.64 - 4.00	3.67
Common Stock	$2,450,561	Asset-Based Valuation	Discounted Price Share 40%	17.27	17.27
Corporate Bond	$5,553,639	Prior Transaction Analysis	Transaction Price	25.55 - 92.93	82.28
Corporate Bond	$4,559,200	Asset-Based Valuation	Discounted Price Share 20%	80.00	80.00
Corporate Bond	$2,271,879	Market Comparables	Enterprise Value/EBITA Multiples	4.50X	4.50X
Total	$19,009,351

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended August 31, 2026:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants	Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2026	$12,369,324	$7,056,253	$2,836,984	$833,981*	$ —*	$1,642,106
Purchases	2,779,458	1,941,866	—	837,592	—	—
(Sales/Paydowns)	(5,387,541)	(64,000)	(2,851,240)	(959,059)	—	(1,513,242)
Total realized gain (loss)	242,512	—	12,306	230,206	—	—
Change in unrealized appreciation (depreciation)	(2,757,274)	(1,799,578)	(1,089)	(942,720)	—	(13,887)
Accrued discounts (premiums)	(128,735)	(16,797)	3,039	—	—	(114,977)
Balance as of August 31, 2026	$7,117,744	$7,117,744	$—	$—*	$—*	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2026	$(2,637,170)	$ (1,799,578)	$—	$(837,592)	$—	$—

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Short Terms
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2026	$16,577,749	$6,936,120	$511,614	$5,758,198*	$512,615	$43,614*	$2,815,588
Purchases	20,095,093	9,223,581	2,853,475	7,512,538	—	505,499	—
(Sales/Paydowns)	(10,479,234)	(53,000)	—	(7,326,101)	—	(505,499)	(2,594,634)
Total realized gain (loss)	(17,266)	—	—	(17,266)	—	—	—
Change in unrealized appreciation (depreciation).	(6,952,279)	(3,709,413)	4,999	(2,725,977)	(512,615)	14,538	(23,811)
Accrued discounts (premiums)	(214,712)	(12,570)	(4,999)	—	—	—	(197,143)
Balance as of August 31, 2026	$19,009,351	$12,384,718	$3,365,089	$3,201,392*	$—*	$58,152	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2026	$(8,486,212)	$(3,709,413)	$4,999	$(3,821,836)	$(512,615)	$(447,347)	$—

*	Includes securities that are fair valued at $0.
Level 3 investments held during and at the end of the period ended August 31, 2026 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Core Fixed Income Fund and Destinations Municipal Fixed Income Fund were not significant (0.02%, 0.00%, 0.05%, 0.00% and 0.02% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2026 is not presented.
341

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
342

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions
343

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
(e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based

344

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2026:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$49,257	$49,257
	$—	$—	$—	$49,257	$49,257

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$10,459	$10,459
	$—	$—	$—	$10,459	$10,459
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$84,961	$84,961
	$—	$—	$—	$84,961	$84,961

345

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Small-Mid Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$—	$—	$—	$16,038	$16,038
	$—	$—	$—	$16,038	$16,038

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$202,398	$202,398
	$—	$—	$—	$202,398	$202,398
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(60,085)	$(60,085)
	$—	$—	$—	$(60,085)	$(60,085)

Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$87,237	$87,237
	$—	$—	$—	$87,237	$87,237

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$393,660	$393,660
Net realized gain (loss) on options contracts written	—	—	—	18,013	18,013
	$—	$—	$—	$411,673	$411,673
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(372,822)	$(372,822)
	$—	$—	$—	$(372,822)	$(372,822)

346

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$38,390	$38,390
	$—	$—	$—	$38,390	$38,390

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$77,773	$77,773
	$—	$—	$—	$77,773	$77,773
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$51,702	$51,702
	$—	$—	$—	$51,702	$51,702

Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$100,914	$—	$—	$—	$100,914
Unrealized appreciation on swaps contracts(e)	325,674	—	16,281	—	341,955
	$426,588	$—	$16,281	$—	$442,869
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$311,691	$—	$—	$—	$311,691
Unrealized depreciation on swaps contracts(f)	—	—	70,311	—	70,311
	$311,691	$—	$70,311	$—	$382,002

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(184,571)	$—	$—	$—	$(184,571)
Net realized gain (loss) on swaps contracts	970,114	—	24,691	—	994,805
	$785,543	$—	$24,691	$—	$810,234

347

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(214,543)	$—	$—	$—	$(214,543)
Net change in unrealized appreciation (depreciation) on swaps contracts	167,432	—	(39,322)	—	128,110
	$(47,111)	$—	$(39,322)	$—	$(86,433)

Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward currency contracts(g)	$—	$752	$—	$—	$752
	$—	$752	$—	$—	$752
Liability derivatives
Unrealized depreciation on forward currency contracts(h)	$—	$160,586	$—	$—	$160,586
	$—	$160,586	$—	$—	$160,586

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$478,783	$—	$—	$478,783
	$—	$478,783	$—	$—	$478,783
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$29,526	$—	$—	$29,526
	$—	$29,526	$—	$—	$29,526

348

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options(i)	$—	$—	$—	$236,520	$236,520
Unrealized appreciation on forward currency contracts(g)	—	23,471	—	—	23,471
	$—	$23,471	$—	$236,520	$259,991
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$178,696	$178,696
Unrealized depreciation on forward currency contracts(h)	—	703,448	—	—	703,448
	$—	$703,448	$—	$178,696	$882,144

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$454,394	$454,394
Net realized gain (loss) on forward foreign currency contracts	—	2,982,685	—	—	2,982,685
	$—	$2,982,685	$—	$454,394	$3,437,079
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$49,236	$49,236
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	32,969	32,969
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(1,388,362)	—	—	(1,388,362)
	$—	$(1,388,362)	$—	$82,205	$(1,306,157)

Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swaps contracts(e)	$—	$—	$2,474,948	$—	$2,474,948
	$—	$—	$2,474,948	$—	$2,474,948
Liability derivatives
Unrealized depreciation on swaps contracts(f)	$—	$—	$1,524,353	$—	$1,524,353
	$—	$—	$1,524,353	$—	$1,524,353

349

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swaps contracts	$—	$—	$3,404,244	$(35,716)	$3,368,528
	$—	$—	$3,404,244	$(35,716)	$3,368,528
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on swaps contracts	$—	$—	$1,470,367	$(181,756)	$1,288,611
	$—	$—	$1,470,367	$(181,756)	$1,288,611

Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options(i)	$—	$—	$—	$520,830	$520,830
	$—	$—	$—	$520,830	$520,830
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$497,490	$497,490
	$—	$—	$—	$497,490	$497,490

Effect of Derivative Instruments on the Statements of Operations of August 31, 2026

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(2,771,653)	$(2,771,653)
Net realized gain (loss) on options contracts written	—	—	—	(530,071)	(530,071)
	$—	$—	$—	$(3,301,724)	$(3,301,724)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$(365,507)	$(365,507)
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(117,844)	(117,844)
	$—	$—	$—	$(483,351)	$(483,351)

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

350

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
(d)	Statements of Assets and Liabilities location: Options contracts written, at value.
(e)	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
(f)	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
(g)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(h)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(i)	Statements of Assets and Liabilities location: Investments, at value.
The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2026 were as follows:
Destinations Large Cap Equity Fund

Average notional amounts
Futures contracts	$2,425,779

Destinations Small-Mid Cap Equity Fund

Average notional amounts
Futures contracts	$1,799,883

Destinations International Equity Fund

Average notional amounts
Options contracts written	$35,225(a)
Futures contracts	$4,629,895

Destinations Equity Income Fund

Average notional amounts
Options contracts written	$25,916

Destinations Core Fixed Income Fund

Average notional amounts
Futures contracts	$48,767,277
Swaps contracts	$22,785,000

Destinations Low Duration Fixed Income Fund

Average notional amounts
Forward foreign currency contracts	$14,097,228

Destinations Global Fixed Income Opportunities Fund

Average notional amounts
Purchased options	$205,200(b)
Options contracts written	$176,785
Forward foreign currency contracts	$105,097,744

Destinations Multi Strategy Alternatives Fund

Average notional amounts
Swaps contracts	$211,909,083

351

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
4. Accounting for Derivative Instruments (continued)
Destinations Shelter Fund

Average notional amounts
Purchased options	$677,133
Options contracts written	$949,520

(a)	Positions were open for two months during the period.
(b)	Positions were open for three months during the period.
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)	Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.
(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

352

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2026.

Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$24,317,759	$—	$(24,317,759)	$—
Destinations Small-Mid Cap Equity Fund	1,614,416	—	(1,614,416)	—
Destinations International Equity Fund	16,607,205	—	(16,607,205)	—
Destinations Core Fixed Income Fund	623,634	—	(623,634)	—
Destinations Low Duration Fixed Income Fund	5,063,351	—	(5,063,351)	—
Destinations Global Fixed Income Opportunities Fund	19,689,748	—	(19,689,748)	—
Destinations Municipal Fixed Income Fund	11,624,504	—	(11,624,504)	—
Destinations Real Assets Fund	4,204,930	—	(4,204,930)	—

(a)	Represents market value of securities on loan at period end.
(b)
The Funds received cash collateral of $24,685,387, $1,686,114, $17,487,533, $648,332, $5,449,521, $20,805,514, $11,897,800 and $4,400,458, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at August 31, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Remaining Contractual Maturity of the Agreements As of August 31, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund Securities Lending Transactions
Common Stocks	$24,685,387	$—	$—	$—	$24,685,387
Total Borrowings	$24,685,387	$—	$—	$—	$24,685,387
Gross amount of recognized liabilities for securities lending transactions					$24,685,387
Destinations Small-Mid Cap Equity Fund Securities Lending Transactions
Common Stocks	$1,686,114	$—	$—	$—	$1,686,114
Total Borrowings	$1,686,114	$—	$—	$—	$1,686,114
Gross amount of recognized liabilities for securities lending transactions					$1,686,114

353

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)

	Remaining Contractual Maturity of the Agreements As of August 31, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations International Equity Fund Securities Lending Transactions
Common Stocks	$17,487,533	$—	$—	$—	$17,487,533
Total Borrowings	$17,487,533	$—	$—	$—	$17,487,533
Gross amount of recognized liabilities for securities lending transactions					$17,487,533
Destinations Core Fixed Income Fund Securities Lending Transactions
Corporate Bonds	$648,332	$—	$—	$—	$648,332
Total Borrowings	$648,332	$—	$—	$—	$648,332
Gross amount of recognized liabilities for securities lending transactions					$648,332
Destinations Low Duration Fixed Income Fund Securities Lending Transactions
Corporate Bonds	$5,449,521	$—	$—	$—	$5,449,521
Total Borrowings	$5,449,521	$—	$—	$—	$5,449,521
Gross amount of recognized liabilities for securities lending transactions					$5,449,521
Destinations Global Fixed Income Opportunities Fund Securities Lending Transactions
Corporate Bonds	$20,805,514	$—	$—	$—	$20,805,514
Total Borrowings	$20,805,514	$—	$—	$—	$20,805,514
Gross amount of recognized liabilities for securities lending transactions					$20,805,514
Destinations Municipal Fixed Income Fund Securities Lending Transactions
Common Stocks	$11,897,800	$—	$—	$—	$11,897,800
Total Borrowings	$11,897,800	$—	$—	$—	$11,897,800
Gross amount of recognized liabilities for securities lending transactions					$11,897,800
Destinations Real Assets Fund Securities Lending Transactions
Common Stocks	$4,400,458	$—	$—	$—	$4,400,458
Total Borrowings	$4,400,458	$—	$—	$—	$4,400,458
Gross amount of recognized liabilities for securities lending transactions					$4,400,458

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-

354

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.
Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and income from non-cash interest or dividends and income from non-cash dividends, respectively. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s

355

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.
(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and  Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)	All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.
356

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of August 31, 2026 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, the Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
357

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
The following table summarizes the Funds’ unfunded loans positions as of August 31, 2026.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation (Depreciation)
Destinations Core Fixed Income Fund
Carrix, Inc.	$3,333	$3,333	$3,331	$(2)
Savor Acquisition, Inc.	6,034	6,054	6,064	10
Signia Aerospace LLC	841	841	844	3
	$10,208	$10,228	$10,239	$11
Destinations Global Fixed Income Opportunities Fund
Mountaineer Merger Corp	$11,632	$11,632	$11,632	$—

(q)
Segment Information. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, Chief Compliance Officer and Assistant Secretary of the Trust, collectively act as the Fund Administration Team, which is deemed to be the CODM of the Funds. Each of the Funds is considered to be a single operating segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations is the information used for the day-to-day management of the Funds. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

(r)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2026 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
358

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2026.

	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$752	$160,586
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$752	$160,586
Destinations Global Fixed Income Opportunities Fund
Forward foreign currency contracts	$23,471	$703,448
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$23,471	$703,448
Destinations Multi Strategy Alternatives Fund
Swap contracts	$2,474,948	$1,524,353
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,474,948	$1,524,353

(a)	Excludes exchange-traded derivatives.
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2026.

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$752	$(752)	$—	$—
Total Over-the-counter derivative instruments	$752	$(752)	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$160,586	$(752)	$—	$159,834
Total Over-the-counter derivative instruments	$160,586	$(752)	$—	$159,834

359

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$23,471	$(23,471)	$—	$—
Total Over-the-counter derivative instruments	$23,471	$(23,471)	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$703,448	$(23,471)	$—	$679,977
Total Over-the-counter derivative instruments	$703,448	$(23,471)	$—	$679,977

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$1,514,661	$(1,514,661)	$—	$—
Morgan Stanley Capital Services LLC	$960,287	$—	$—	$960,287
Total Over-the-counter derivative instruments	$2,474,948	$(1,514,661)	$—	$960,287

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$1,524,353	$(1,514,661)	$(9,692)	$—
Total Over-the-counter derivative instruments	$1,524,353	$(1,514,661)	$(9,692)	$—

360

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
5. Accounting for Other Instruments (continued)
(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)	Net amount represents the net amount payable to the counterparty in the event of default.
6. Significant Risks and Uncertainties
(a)
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other Funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

(b)
Asia Region Risk. Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

(c)
Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

(d)
Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

(e)
Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher risk of default, which may adversely impact the Strategy’s performance.

(f)	Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
(g)
Collateralized Loan Obligations (CLOs) Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

(h)
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such

361

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
(i)
Commodity Investments Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, pandemics, epidemics, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the Fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities.

(j)
Concentration Risk. Issuers in a single industry, sector, country or region can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. The Fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the Fund is exposed.

(k)
Contingent Capital Security Risk. Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Strategy losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

(l)
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk — that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

(m)
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

(n)
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

(o)
Depositary Receipts Risk. Because the Fund may invest in depositary receipts, to include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

362

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(p)
Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Fund’s prospectus. Derivatives may also involve other risks described in the Fund’s prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

(q)
Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

(r)
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

(s)
Europe and United Kingdom Risk. The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, energy crises, and public pandemics, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union. In addition, acts of war may amplify already existing geopolitical tensions and could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies.

(t)
Event-Driven Risk. Event-driven opportunities may not occur as anticipated, resulting in potentially reduced returns or losses to the Fund as it unwinds trades where those opportunities do not materialize as anticipated.

(u)
Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

(v)	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
(w)
Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

(x)
Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed

363

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
(y)
Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

(z)
Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

(aa)
High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Sub-advisers to be of comparable quality are predominantly speculative. These instruments commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

(ab)
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.

(ac)
Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

(ad)
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

(ae)
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

(af)
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

(ag)
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment or a participation, the Fund will be exposed to the credit risk of both the borrower or the institution selling the participation.

364

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(ah)
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

(ai)
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

(aj)
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

(ak)
MLP Risk. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting the industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

(al)
Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

(am)
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

(an)
Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

(ao)
Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources.

(ap)
Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

(aq)	Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.
(ar)
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of

365

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
(as)
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

(at)
Private Placement Risk. A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.

(au)
Puerto Rico Investments Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

(av)
Real Assets Risk. Investments in the energy, materials, industrials, utilities and real estate sectors involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in REITs and MLPs expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

(aw)
Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estaterelated loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

(ax)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.

(ay)
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

(az)
Senior Loans Risk. Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way.

(ba)
Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally, the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

366

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
6. Significant Risks and Uncertainties (continued)
(bb)
Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

(bc)
Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the underlying funds may have limited recourse in the event of a default.

(bd)
Special Purpose Acquisition Companies Risks. The Fund may, to the extent permitted by the 1940 Act, as amended, and its investment policies, invest in special purpose acquisition companies (“SPACs”). Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

(be)
Structured Notes Risk. The Fund may invest in structured notes, which are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

(bf)
Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. The Fund may rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. In such instances, neither the Fund nor the Sub-adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the AMT tax applicable to non-corporate shareholders. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

(bg)
TBA and When-Issued Transaction Risk. TBA and When-Issued securities involve risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

(bh)
U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

(bi)	Value Stocks Risk. The risk that the Fund will underperform when value investing is out of favor or that the Fund’s investments will not appreciate in value as anticipated.
(bj)
Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

367

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.15%	0.44%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.44%	0.90%
Destinations International Equity Fund	0.34%	0.44%	1.00%
Destinations Equity Income Fund	0.24%	0.44%	0.80%
Destinations Core Fixed Income Fund	0.17%	0.44%	0.65%
Destinations Low Duration Fixed Income Fund	0.20%	0.44%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.32%	0.44%	0.85%
Destinations Municipal Fixed Income Fund	0.14%	0.44%	0.70%
Destinations Multi Strategy Alternatives Fund	0.29%	0.44%	1.35%
Destinations Shelter Fund	0.35%	0.44%	0.85%
Destinations Real Assets Fund	0.30%	0.44%	1.00%

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. During the period ended August 31, 2026, no additional amounts were voluntary waived. In addition, since March 20, 2017, Brinker Capital has contractually waived a portion of its advisory fee with respect to any Fund in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. At a meeting in December 2023, in connection with an initiative to reduce overall expenses borne by the investors, the Board approved changes to Brinker Capital’s contractual fee waiver such that effective as of April 1, 2024, Brinker Capital will now waive management fees in excess of 0.444% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to each Fund. This adjustment was made to partially offset the effect on Brinker Capital of eliminating other revenues paid to it by investors outside of the Funds. The contractual fee waiver agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2026, the amounts waived by the Adviser, which are not recoupable, were as follows:

Fund
Destinations Large Cap Equity Fund	$2,665,264
Destinations Small-Mid Cap Equity Fund	357,051
Destinations International Equity Fund	2,204,922
Destinations Equity Income Fund	283,205
Destinations Core Fixed Income Fund	282,570
Destinations Low Duration Fixed Income Fund	96,049
Destinations Global Fixed Income Opportunities Fund	293,102
Destinations Municipal Fixed Income Fund	360,821
Destinations Multi Strategy Alternatives Fund	1,737,703
Destinations Shelter Fund	25,241
Destinations Real Assets Fund	518,835

368

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
7. Investment Management Agreement (continued)
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Funds’ total cross trades transactions amounted to none.
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the period ended August 31, 2026, class specific expenses were as follows:

Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$2,360,906
Destinations Small-Mid Cap Equity Fund	492,869
Destinations International Equity Fund	1,349,950
Destinations Equity Income Fund	347,444
Destinations Core Fixed Income Fund	1,046,940
Destinations Low Duration Fixed Income Fund	217,157
Destinations Global Fixed Income Opportunities Fund	490,659
Destinations Municipal Fixed Income Fund	450,359
Destinations Multi Strategy Alternatives Fund	390,477
Destinations Shelter Fund	66,810
Destinations Real Assets Fund	277,626

9. Investments
During the period ended August 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,911,157,894	$2,195,814,794	$—	$—
Destinations Small-Mid Cap Equity Fund	563,888,542	646,904,311	—	—
Destinations International Equity Fund	643,608,815	941,226,426	—	—
Destinations Equity Income Fund	124,089,681	130,387,053	—	—
Destinations Core Fixed Income Fund	1,147,191,020	1,146,612,898	855,730,408	911,002,255
Destinations Low Duration Fixed Income Fund	162,726,055	99,480,366	25,437,397	34,865,276
Destinations Global Fixed Income Opportunities Fund	361,805,528	354,633,901	—	—
Destinations Municipal Fixed Income Fund	136,642,447	105,518,443	—	—

369

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
9. Investments (continued)

	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Multi Strategy Alternatives Fund	$288,125,974	$175,283,013	$—	$—
Destinations Shelter Fund	3,179,768	15,639,989	—	—
Destinations Real Assets Fund	166,434,950	154,233,484	—	—

	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	159,466,684	141,250,879	159,466,684	141,250,879
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	4,184,502	2,282,884	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	7,370,371	—	—	—
Destinations Shelter Fund	—	—	—	—
Destinations Real Assets Fund	—	—	—	—

At August 31, 2026, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$2,677,349,125	$892,821,615	$(45,023,583)	$847,798,032
Destinations Small-Mid Cap Equity Fund	586,122,071	142,797,119	(21,759,627)	121,037,492
Destinations International Equity Fund	1,325,656,777	689,534,505	(42,661,358)	646,873,147
Destinations Equity Income Fund	390,784,153	125,815,478	(4,080,696)	121,734,782
Destinations Core Fixed Income Fund	1,663,010,267	6,177,866	(151,525,033)	(145,347,167)
Destinations Low Duration Fixed Income Fund	357,298,681	2,452,599	(15,084,360)	(12,631,761)
Destinations Global Fixed Income Opportunities Fund	755,645,958	11,852,163	(34,471,819)	(22,619,656)
Destinations Municipal Fixed Income Fund	643,933,217	7,466,169	(14,969,582)	(7,503,413)
Destinations Multi Strategy Alternatives Fund	554,561,308	14,259,286	(6,224,535)	8,034,751
Destinations Shelter Fund	40,242,282	48,123,736	(670,925)	47,452,811
Destinations Real Assets Fund	362,178,310	60,250,499	(7,853,796)	52,396,703

10. Shares of Beneficial Interest
At August 31, 2026, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2026, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
370

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
10. Shares of Beneficial Interest (continued)
Transactions in shares of each Fund’s Class were as follows:

	Period ended August 31, 2026		Period ended August 31, 2026		Year ended February 28, 2026		Year ended February 28, 2026
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Large Cap Equity Fund
Shares sold	19,386,666	$333,938,760	12,710,429	$148,757,911	42,649,931	$678,007,746	58,573,259	$648,383,392
Shares issued on reinvestment	—	—	—	—	13,556,358	218,392,931	2,916,800	32,376,479
Shares repurchased	(36,627,191)	(625,936,438)	(13,588,689)	(158,903,173)	(96,964,991)	(1,528,952,979)	(62,490,198)	(693,338,534)
Net Decrease	(17,240,525)	$(291,997,678)	(878,260)	$(10,145,262)	(40,758,702)	$(632,552,302)	(1,000,139)	$(12,578,663)
Destinations Small-Mid Cap Equity Fund
Shares sold	1,625,359	$26,731,899	7,900,880	$90,682,530	3,173,805	$43,881,480	20,046,417	$191,688,284
Shares issued on reinvestment	—	—	—	—	2,937,626	41,714,294	596,609	5,900,460
Shares repurchased	(6,492,239)	(103,559,539)	(8,222,910)	(94,036,522)	(15,632,210)	(208,386,522)	(21,012,873)	(201,301,952)
Net Decrease	(4,866,880)	$(76,827,640)	(322,030)	$(3,353,992)	(9,520,779)	$(122,790,748)	(369,847)	$(3,713,208)
Destinations International Equity Fund
Shares sold	3,270,928	$53,978,734	7,963,111	$112,448,951	7,885,503	$117,662,626	17,090,554	$219,616,076
Shares issued on reinvestment	—	—	—	—	11,320,746	164,264,031	1,675,127	20,403,047
Shares repurchased	(21,287,105)	(352,845,981)	(9,782,041)	(135,066,733)	(35,217,911)	(513,731,760)	(17,978,104)	(230,338,986)
Net Increase/(Decrease)	(18,016,177)	$(298,867,247)	(1,818,930)	$(22,617,782)	(16,011,662)	$(231,805,103)	787,577	$9,680,137
Destinations Equity Income Fund
Shares sold	1,972,389	$29,072,064	1,426,873	$20,511,310	2,854,109	$39,241,896	7,255,848	$95,709,116
Shares issued on reinvestment	333,905	4,862,683	34,505	483,030	2,706,000	37,014,549	250,107	3,291,246
Shares repurchased	(3,273,498)	(48,379,397)	(1,362,025)	(19,487,707)	(9,774,660)	(132,564,488)	(7,405,398)	(97,707,522)
Net Increase/(Decrease)	(967,204)	$(14,444,650)	99,353	$1,506,633	(4,214,551)	$(56,308,043)	100,557	$1,292,840
Destinations Core Fixed Income Fund
Shares sold	20,020,621	$168,526,748	2,249,513	$19,531,342	13,371,578	$113,204,352	2,484,471	$21,753,511
Shares issued on reinvestment	3,276,831	27,422,538	331,125	2,860,840	6,568,880	55,665,503	609,596	5,329,303
Shares repurchased	(15,668,484)	(131,679,755)	(1,182,105)	(10,257,195)	(50,502,788)	(426,313,178)	(3,816,140)	(33,271,494)
Net Increase/(Decrease)	7,628,968	$64,269,531	1,398,533	$12,134,987	(30,562,330)	$(257,443,323)	(722,073)	$(6,188,680)
Destinations Low Duration Fixed Income Fund
Shares sold	10,248,113	$95,173,012	839,020	$8,029,878	3,747,102	$34,965,506	529,530	$5,085,578
Shares issued on reinvestment	657,356	6,079,245	57,749	550,288	1,687,215	15,663,939	135,648	1,295,341
Shares repurchased	(3,612,116)	(33,542,680)	(249,815)	(2,390,360)	(10,476,154)	(97,733,224)	(771,975)	(7,408,022)
Net Increase/(Decrease)	7,293,353	$67,709,577	646,954	$6,189,806	(5,041,837)	$(47,103,779)	(106,797)	$(1,027,103)
Destinations Global Fixed Income Opportunities Fund
Shares sold	10,881,148	$101,922,692	779,525	$7,480,084	12,398,190	$116,644,552	1,182,810	$11,394,295
Shares issued on reinvestment	2,212,968	20,645,632	184,215	1,760,721	4,563,644	42,825,245	358,620	3,443,355
Shares repurchased	(9,042,377)	(84,733,254)	(735,573)	(7,060,918)	(21,117,962)	(198,180,906)	(1,284,570)	(12,357,959)
Net Increase/(Decrease)	4,051,739	$37,835,070	228,167	$2,179,887	(4,156,128)	$(38,711,109)	256,860	$2,479,691

371

Notes to Financial Statements
August 31, 2026 (unaudited)(continued)
10. Shares of Beneficial Interest (continued)

	Period ended August 31, 2026		Period ended August 31, 2026		Year ended February 28, 2026		Year ended February 28, 2026
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Municipal Fixed Income Fund
Shares sold	5,324,525	$51,360,316	638,846	$6,194,623	5,352,459	$51,086,630	1,403,866	$13,522,634
Shares issued on reinvestment	871,809	8,363,727	62,430	602,098	1,949,833	18,628,052	123,382	1,185,500
Shares repurchased	(5,260,103)	(50,679,061)	(779,517)	(7,565,087)	(20,130,393)	(191,981,624)	(1,259,922)	(12,121,798)
Net Increase/(Decrease)	936,231	$9,044,982	(78,241)	$(768,366)	(12,828,101)	$(122,266,942)	267,326	$2,586,336
Destinations Multi Strategy Alternatives Fund
Shares sold	7,379,785	$75,831,055	828,080	$8,259,908	9,245,426	$95,228,667	934,139	$9,385,558
Shares issued on reinvestment	607,789	6,213,371	61,717	611,994	2,467,225	25,454,291	225,372	2,256,729
Shares repurchased	(4,765,651)	(49,042,037)	(393,316)	(3,929,106)	(17,222,191)	(177,006,367)	(999,834)	(9,993,778)
Net Increase/(Decrease)	3,221,923	$33,002,389	496,481	$4,942,796	(5,509,540)	$(56,323,409)	159,677	$1,648,509
Destinations Shelter Fund
Shares sold	204,011	$2,754,782	9,202	$118,396	706,319	$8,477,493	15,763	$190,873
Shares issued on reinvestment	474	5,908	52	666	7,291	86,538	361	4,363
Shares repurchased	(902,943)	(12,213,746)	(25,694)	(336,795)	(1,825,371)	(22,625,117)	(57,536)	(674,608)
Net Decrease	(698,458)	$(9,453,056)	(16,440)	$(217,733)	(1,111,761)	$(14,061,086)	(41,412)	$(479,372)
Destinations Real Assets Fund
Shares sold	14,027,169	$38,138,517	2,369,228	$5,712,925	32,758,979	$79,231,054	3,975,479	$8,405,730
Shares issued on reinvestment	—	—	—	—	4,327,892	10,560,057	553,136	1,194,774
Shares repurchased	(12,355,047)	(33,998,144)	(1,176,086)	(2,861,885)	(39,221,498)	(93,083,626)	(2,767,698)	(5,892,513)
Net Increase/(Decrease)	1,672,122	$4,140,373	1,193,142	$2,851,040	(2,134,627)	$(3,292,515)	1,760,917	$3,707,991

11. ReFlow Liquidity Program
The Funds may participate in one or more optional liquidity programs, which are designed to provide an alternative liquidity source for mutual funds when conducting normal business activities. Pursuant to the programs, a third-party purchases shares of a fund that settle the next business day and the fund has the ability to use incoming cash to meet net shareholder redemptions, as necessary. A Fund is not guaranteed to receive cash under the program on any given day. Following purchases of fund shares, the third-party then generally expects to redeem those shares when the fund experiences net sales or at other times at the third-party’s discretion, subject to the third-party’s independent decision making. While the third-party holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. The third-party could redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies.
For use of the liquidity program, a Fund may pay a fee to the third-party each time it purchases shares of such Fund. Fees associated with the use of the liquidity program are included within the miscellaneous expense on the Fund’s Statement of Operations. Purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to such Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, the third-party is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The third-party will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares.
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Notes to Financial Statements
August 31, 2026 (unaudited)(concluded)
11. ReFlow Liquidity Program (continued)
The following table presents ReFlow activity during the period ended August 31, 2026:

Fund	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Destinations Large Cap Equity Fund .	10,718,389	$ 125,546,073	10,367,731	$121,162,960	$60,017,406
Destinations Small-Mid Cap Equity Fund	3,481,627	$38,569,324	3,404,705	$37,650,384	$21,401,052
Destinations International Equity Fund	7,107,392	$ 100,551,865	7,202,058	$99,029,616	$21,334,441
Destinations Equity Income Fund	133,641	$1,986,027	72,951	$1,089,891	$348,360

12. In-Kind Transactions
During the period ended August 31, 2026, Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations Equity Income Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

Fund	Transaction Dates	Shares Redeemed	Securities at Value	Cash	Total Assets	Realized Gain
Destinations Large Cap Equity Fund	28-May-26	6,044,905	$102,176,573	$3,548,816	$105,725,389	$50,213,681
Destinations Small-Mid Cap Equity Fund	28-May-26	2,111,486	$24,005,714	$952,056	$24,957,770	$15,693,931
Destinations Equity Income Fund	28-May-26	1,045,296	$14,429,564	$507,718	$14,937,282	$6,774,016
Destinations Large Cap Equity Fund	15-Jul-26	7,492,795	$123,567,919	$7,181,361	$130,749,280	$68,194,369
Destinations Small-Mid Cap Equity Fund	15-Jul-26	1,862,828	$20,866,502	$1,170,755	$22,037,257	$13,643,631

13. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and the following items were noted which require recognition and/or disclosure: at a meeting of the Board of Trustees of the Trust on September 8-9, 2026, the Board approved the addition of Class S shares, which are expected to become available for investment in the fourth quarter of 2026.
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Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)
Brinker Capital Destinations Trust (the “Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (the “Adviser”), operate under an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as a “manager of managers” for the Funds in that it selects and oversees professional third-party money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing allocated assets of one or more Funds’ assets pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued three Orders in 2020 that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters, from in-person voting requirements. The relief provided by those Orders has not yet been withdrawn by the SEC Staff, and the Trust remains able to rely on that relief under certain circumstances.
Board Considerations of the Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of new Sub-Advisory Agreements. In particular, at a meeting of the Board held on March 3-4, 2026 (the “March Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Large Cap Equity Fund by SSGA Funds Management Inc. (“SSGA”); (ii) Destinations Small-Mid Cap Equity Fund by SSGA; and (iii) Destinations International Equity Fund by BAMCO, Inc., Barrow, Hanley, Mewhinney & Strauss, LLC, Causeway Capital Management, LLC, MFS Investment Management, SSGA, and T. Rowe Price Associates, Inc.
Further, at a meeting of the Board held on June 9-10, 2026 (the “June Meeting”), the Adviser recommended and the Board, including all of the Independent Trustees, approved new Sub-Advisory Agreements for the management of the: (i) Destinations Core Fixed Income Fund by Belle Haven Investments, L.P. and Lord, Abbett & Co. LLC; and (ii) Destinations Municipal Fixed Income Fund by MacKay Shields LLC. Also at the June Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Large Cap Equity Fund by Federated MDTA LLC, Newton Investment Management North America LLC (“Newton”), River Road Asset Management, LLC and William Blair Investment Management, LLC; (ii) Destinations Shelter Fund by Gateway Investment Advisers, LLC; and (iii) Destinations Real Assets Fund by Newton, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, and Nuveen Asset Management.
For these meetings, the Board requested and received information from the Adviser and the Sub-Advisers that it deemed reasonably necessary for its review of the Sub-Advisory Agreements and to evaluate the relevant performance of each Sub-Adviser, with respect to the Funds. This information was provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. Finally, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive sessions outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser and the Sub-Advisers.
Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from the Adviser and the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that the Adviser pays the Sub-Advisers, compared with fees charged to comparable accounts; (vi) the Sub-Advisers’ profitability; (vii) the
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Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (ix) the Funds’ performance over various periods of time compared with peer groups of mutual funds or the Funds’ benchmark indexes.
In voting to renew or approve the Sub-Advisory Agreements, as applicable, the Board considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, including an evaluation based on several factors, some of which are listed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will continue to be provided (or will be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Board considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets allocated to them, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to continue to be provided (or expected to be provided) to the Funds. The Board also reviewed information received from the Sub-Advisers regarding each Sub-Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act.
The Board discussed with representatives of the Adviser the portfolio management strategy that would continue to be employed (or be employed) by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v) the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from the Adviser regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew the existing Sub-Advisory Agreements and approve the new Sub-Advisory Agreements.
Management Fees and Expense Ratios
As to each Fund, the Board noted that it had reviewed and considered at the March 2026 Board Meeting and the June 2026 Board Meeting, and in conversations at meetings throughout the year, the contractual management fees payable by the Adviser to the Sub-Advisers in light of the nature, extent and quality of the sub-advisory services provided (or to be provided) by the Sub-Advisers. The Board also reviewed and considered whether any fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”), noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 44.4 basis points of each Fund’s assets. The Board noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and each Sub-Adviser, whereby the Adviser has no incentive to not vigorously negotiate the sub-advisory fees, given that the Adviser is required to retain a level fee across the Funds and is not permitted to increase the total advisory fee without a shareholder vote, and given that a lower total advisory fee will make the Funds more competitive in the marketplace, generally. The Board also noted that the Actual Management Fee for each of the Funds was lower than the contractual management fee. Additionally, the Board considered and discussed information about the Sub-Advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-Advisers.
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Profitability
For certain Sub-Advisers, the Board considered whether the levels of compensation and profitability realized by each Sub-Adviser were reasonable in connection with its management of the Funds. For other Sub-Advisers that were unwilling to provide account-specific profitability due to confidentiality concerns, the Board determined that the absence of such information was not determinative to the Board’s decision to renew or approve the Sub-Advisory Agreement. Further, in those cases where Sub-Advisers were willing and able to provide account-specific profitability information, the Board took into consideration that calculating an investment adviser’s performance on the basis of a single account (in particular a single sub-advised account) may not be an accurate reflection of the profitability of that investment adviser at the firm level or at the level of an investment strategy. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to each Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser.
Economies of Scale
As to each Sub-Advisory Agreement, the Board considered and discussed whether the size of the assets allocated to the Sub-Adviser and, if applicable, the size of the Sub-Adviser’s investment strategy as a whole, warranted consideration of whether sufficient economies of scale could be realized by the Sub-Adviser with respect to its management of the Fund, such that the implementation of a breakpoint fee or a fee reduction might be appropriate. As part of this assessment, the Board took into consideration inflow and outflow trends across the Fund complex, in general, in recent years, as well as recent market trends for mutual funds overall. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders, in general, should realize economies of scale as certain expenses, such as fixed fees, become a smaller percentage of overall assets.
Other Benefits
As to each Fund, the Board considered other benefits received or that could be expected to be received by each Sub-Adviser and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage, the opportunity to offer additional products and services to Fund shareholders, or other benefits that could accrue to the Sub-Advisers in terms of increased visibility or reputation within the industry (so-called “fall-out benefits”). In light of each Sub-Adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the Board determined that any such ancillary benefits that the Sub-Adviser and its affiliates receive through their management of the Funds are reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Trustees thereon, with the advice of Fund counsel and independent legal counsel, unanimously resolved to renew or approve the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
376

Additional Information (unaudited)
TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 80. Unless otherwise noted, the business address of each Trustee is 1000 Continental Drive, Suite 500, King of Prussia, PA 19406.
The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each officer is 1000 Continental Drive, Suite 500, King of Prussia, PA 19406.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	11	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	11	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

377

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	11
Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).

Thomas Sholes Birth Year: 1964	Trustee	Since 2026	Managing Principal of Veritas Consulting Solutions, LLC since 2024; Managing Director, Chief Strategy Officer of BNY Mellon | Pershing from 2018 to 2024; Chairman of Lockwood Advisors from 2021 to 2023; Chairman and President of Lockwood Advisors from 2018 to 2021.	11	FLX Networks since 2025; Lincoln Bain Capital Total Credit Fund, Lincoln Partners Group Royalty Fund, and Lincoln Funds Trust since 2025.

*	Each Trustee remains in office until he or she resigns, retires or is removed.
378

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso** Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	11	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Birth Year: 1964	Chair of the Board of Trustees	Since 2018	Executive Coach at East Bay Merchant Partners since 2023. President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	11
Advisory Council to the Adviser since 2025. Board of Directors/Managers for the following entities from 2020 to 2025 and Vice Chair from 2022 to 2025: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc., Commonwealth Financial Network, Advisory Board from May 2023 to May 2025.

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the Investment Company Act.

379

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Brian Ferko Birth Year: 1971	President & Chief Operating Officer	Since March 2024 and September 2023 respectively
Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.

Kevin Fustos Birth Year: 1980	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Peter Townsend Birth Year: 1977	Secretary, Chief Compliance Officer & Anti Money Laundering Officer	Since January 2017 and March 2024 respectively
Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024
General Counsel and Secretary: Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC (f/k/a Brinker Capital Investments, LLC (f/k/a CLS Investments, LLC)), since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; NorthStar Financial Services Group, LLC from 2012 to 2018; GxWorks, LLC, since 2021; Summit Wealth Systems, Inc., since 2025.

Toni Gretsky, IACCP ® Birth Year: 1976	Assistant Secretary	Since June 2024
Senior Compliance and Fund Operations Manager of Brinker Capital Investments since 2023; Senior Compliance Associate at Orion Portfolio Solutions from 2020-2023; Compliance Coordinator at Brinker Capital from 2008-2020: Administrative Assistant/Supervisor for Brinker Capital from 2004-2008.

380

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022
Head of Multi-Asset Strategies at Brinker Capital Investments since 2024; Deputy Chief Investment Officer - Destinations Portfolios at Brinker Capital Investments from 2023 to 2024; Senior Portfolio Manager at Brinker Capital Investments from 2022 to 2023; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021.

Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023
Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

Timothy Holland, CFA Birth Year: 1969 2022	Investment Officer	Since June
Chief Investment Officer of Brinker Capital Investments since September 2024 and from 2020 to 2023; Chief Investment Officer of TownSquare Capital, LLC, an Orion Company since 2023; Portfolio Manager of Brinker Capital Investments since 2017; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

John Hoffman Birth Year: 1996	Investment Officer	Since June 2026
Investment Officer at Brinker Capital Investments since 2026; Investment Due Diligence Manager at Brinker Capital Investments from December 2025 to June 2026; Senior Investment Analyst at Brinker Capital Investments from 2024 to 2025; Investment Analyst at Brinker Capital Investments from 2021 to 2024.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1000 Continental Drive, Suite 500
King of Prussia, PA 19406
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103-3007
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1735 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.

DSA_SAR

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

There were no matters submitted to a vote of shareholders during the period covered by this report.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The aggregate renumeration paid to all Trustees and Officers is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President (Principal Executive Officer)
Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title:	President (Principal Executive Officer)
Date:	October 28, 2026

By: (Signature and Title)

/s/ Kevin Fustos
Kevin Fustos
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)

Date:	October 28, 2026